Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	WINTRUST FINANCIAL CORP
Entity Central Index Key	0001015328
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		36,293,039
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,102,160,430
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Statements Of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 148,012	$ 153,690
Federal funds sold and securities purchased under resale agreements	21,692	18,890
Interest-bearing deposits with other banks (balance restricted for securitization investors of $272,592 at December 31, 2011 and $36,620 at December 31, 2010)	749,287	865,575
Available-for-sale securities, at fair value	1,291,797	1,496,302
Trading account securities	2,490	4,879
Federal Home Loan Bank and Federal Reserve Bank stock	100,434	82,407
Brokerage customer receivables	27,925	24,549
Mortgage loans held-for-sale, at fair value	306,838	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	14,785
Loans, net of unearned income, excluding covered loans	10,521,377	9,599,886
Covered loans	651,368	334,353
Total loans	11,172,745	9,934,239
Less: Allowance for loan losses	110,381	113,903
Less: Allowance for covered loan losses	12,977
Net loans (balance restricted for securitization investors of $411,532 at December 31, 2011 and $646,268 at December 31, 2010)	11,049,387	9,820,336
Premises and equipment, net	431,512	363,696
FDIC indemnification asset	344,251	118,182
Accrued interest receivable and other assets	444,912	366,438
Trade date securities receivable	634,047
Goodwill	305,468	281,190
Other intangible assets	22,070	12,575
Total assets	15,893,808	13,980,156
Liabilities and Shareholders' Equity
Non-interest bearing	1,785,433	1,201,194
Interest bearing	10,521,834	9,602,479
Total deposits	12,307,267	10,803,673
Notes payable	52,822	1,000
Federal Home Loan Bank advances	474,481	423,500
Other borrowings	443,753	260,620
Secured borrowings - owed to securitization investors	600,000	600,000
Subordinated notes	35,000	50,000
Junior subordinated debentures	249,493	249,493
Accrued interest payable and other liabilities	187,459	155,321
Total liabilities	14,350,275	12,543,607
Shareholders' Equity:
Series A - $1,000 liquidation value; 50,000 shares issued and outstanding at December 31, 2011 and December 31, 2010	49,768	49,640
Common stock, no par value; $1.00 stated value; 60,000,000 shares authorized; 35,981,950 shares and 34,864,068 shares issued at December 31, 2011 and 2010, respectively	35,982	34,864
Surplus	1,001,316	965,203
Treasury stock, at cost, 3,601 shares and no shares at December 31, 2011 and 2010, respectively	(112)
Retained earnings	459,457	392,354
Accumulated other comprehensive income (loss)	(2,878)	(5,512)
Total shareholders' equity	1,543,533	1,436,549
Total liabilities and shareholders' equity	$ 15,893,808	$ 13,980,156

Consolidated Statements Of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]
Interest-bearing deposits with other banks, restricted for securitization investors	$ 272,592	$ 36,620
Net loans - restricted for securitization investors	$ 411,532	$ 646,268
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, liquidation value			$ 1,000	$ 1,000
Preferred stock, shares issued	50,000	50,000	50,000	50,000
Preferred stock, shares outstanding	50,000	50,000	50,000	50,000
Common stock, par value	$ 0	$ 0
Common stock, stated value	$ 1	$ 1
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	35,981,950	34,864,068
Treasury stock, shares	3,601	0

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest and fees on loans	$ 552,938	$ 547,896	$ 465,777
Interest bearing deposits with banks	3,419	5,170	3,574
Federal funds sold and securities purchased under resale agreements	116	157	271
Securities	46,219	36,904	55,649
Trading account securities	44	394	106
Federal Home Loan Bank and Federal Reserve Bank stock	2,297	1,931	1,722
Brokerage customer receivables	760	655	515
Total interest income	605,793	593,107	527,614
Interest expense
Interest on deposits	87,938	123,779	171,259
Interest on Federal Home Loan Bank advances	16,320	16,520	18,002
Interest on notes payable and other borrowings	11,023	5,943	7,064
Interest on secured borrowings - owed to securitization investors	12,113	12,366
Interest on subordinated notes	750	995	1,627
Interest on junior subordinated debentures	16,272	17,668	17,786
Total interest expense	144,416	177,271	215,738
Net interest income	461,377	415,836	311,876
Provision for credit losses	102,638	124,664	167,932
Net interest income after provision for credit losses	358,739	291,172	143,944
Non-interest income
Wealth management	44,517	36,941	28,357
Mortgage banking	56,942	61,378	68,527
Service charges on deposit accounts	14,963	13,433	13,037
Gain on sales of commercial premium finance receivables			8,576
Gains (losses) on available-for-sale securities, net	1,792	9,832	(268)
Fees from covered call options	13,570	2,235	1,998
Gain on bargain purchases	37,974	44,231	156,013
Trading gains	337	5,165	26,788
Other	19,603	18,945	14,619
Total non-interest income	189,698	192,160	317,647
Non-interest expense
Salaries and employee benefits	237,785	215,766	186,878
Equipment	18,267	16,529	16,119
Occupancy, net	28,764	24,444	23,806
Data processing	14,568	15,355	12,982
Advertising and marketing	8,380	6,315	5,369
Professional fees	16,874	16,394	13,399
Amortization of other intangible assets	3,425	2,739	2,784
FDIC insurance	14,143	18,028	21,199
OREO expenses, net	26,340	19,331	18,963
Other	51,858	47,624	42,588
Total non-interest expense	420,404	382,525	344,087
Income before taxes	128,033	100,807	117,504
Income tax expense	50,458	37,478	44,435
Net income	77,575	63,329	73,069
Preferred stock dividends and discount accretion	4,128	19,643	19,556
Non-cash deemed preferred stock dividend		11,361
Net income applicable to common shares	$ 73,447	$ 32,325	$ 53,513
Net income per common share - Basic	$ 2.08	$ 1.08	$ 2.23
Net income per common share - Diluted	$ 1.67	$ 1.02	$ 2.18
Cash dividends declared per common share	$ 0.18	$ 0.18	$ 0.27
Weighted average common shares outstanding	35,355	30,057	24,010
Dilutive potential common shares	8,636	1,513	2,335
Average common shares and dilutive common shares	43,991	31,570	26,345

Consolidated Statements Of Changes In Shareholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2007
Other comprehensive income, net of tax:
Cumulative effect of change in accounting					$ 688,000
Balance at Dec. 31, 2008	281,873,000	26,611,000	571,887,000	(122,290,000)	318,793,000	(10,302,000)	1,066,572,000
Comprehensive income:
Net income					73,069,000		73,069,000
Other comprehensive income, net of tax:
Unrealized gains (losses) on securities, net of reclassification adjustment						877,000	877,000
Unrealized gains on derivative instruments						3,112,000	3,112,000
Comprehensive income							77,058,000
Cash dividends declared on common stock					(6,463,000)		(6,463,000)
Dividends on preferred stock					(16,605,000)		(16,605,000)
Accretion on preferred stock	2,951,000				(2,951,000)
Stock-based compensation			6,853,000				6,853,000
Cumulative effect of change in accounting					309,000	(309,000)
Common stock issued for:
Exercise of stock options and warrants		213,000	3,144,000				3,357,000
Restricted stock awards		84,000	(835,000)	(443,000)			(1,194,000)
Employee stock purchase plan		119,000	2,376,000				2,495,000
Director compensation plan		52,000	6,514,000				6,566,000
Balance at Dec. 31, 2009	284,824,000	27,079,000	589,939,000	(122,733,000)	366,152,000	(6,622,000)	1,138,639,000
Comprehensive income:
Net income					63,329,000		63,329,000
Other comprehensive income, net of tax:
Unrealized gains (losses) on securities, net of reclassification adjustment						(64,000)	(64,000)
Unrealized gains on derivative instruments						1,330,000	1,330,000
Comprehensive income							64,595,000
Cash dividends declared on common stock					(4,991,000)		(4,991,000)
Dividends on preferred stock					(16,188,000)		(16,188,000)
Accretion on preferred stock	3,455,000				(3,455,000)
Redemption of Series B preferred stock	(250,000,000)						(250,000,000)
Non-cash deemed preferred stock dividend	11,361,000				(11,361,000)
Stock-based compensation			4,640,000				4,640,000
Cumulative effect of change in accounting					(1,132,000)	(156,000)	(1,288,000)
Issuance of prepaid common stock purchase contracts			179,316,000				179,316,000
Common stock issued for:
New issuance, net of costs		7,473,000	184,684,000	122,951,000			315,108,000
Exercise of stock options and warrants		159,000	3,136,000				3,295,000
Restricted stock awards		64,000	(87,000)	(218,000)			(241,000)
Employee stock purchase plan		41,000	1,354,000				1,395,000
Director compensation plan		48,000	2,221,000				2,269,000
Balance at Dec. 31, 2010	49,640,000	34,864,000	965,203,000		392,354,000	(5,512,000)	1,436,549,000
Comprehensive income:
Net income					77,575,000		77,575,000
Other comprehensive income, net of tax:
Unrealized gains (losses) on securities, net of reclassification adjustment						1,525,000	1,525,000
Unrealized gains on derivative instruments						1,109,000	1,109,000
Comprehensive income							80,209,000
Cash dividends declared on common stock					(6,344,000)		(6,344,000)
Dividends on preferred stock					(4,000,000)		(4,000,000)
Accretion on preferred stock	128,000				(128,000)
Common stock repurchases				(112,000)			(112,000)
Stock-based compensation			5,692,000				5,692,000
Common stock issued for:
Acquisitions		883,000	25,603,000				26,486,000
Exercise of stock options and warrants		86,000	1,504,000				1,590,000
Restricted stock awards		57,000	(132,000)				(75,000)
Employee stock purchase plan		67,000	2,032,000				2,099,000
Director compensation plan		25,000	1,414,000				1,439,000
Balance at Dec. 31, 2011	$ 49,768,000	$ 35,982,000	$ 1,001,316,000	$ (112,000)	$ 459,457,000	$ (2,878,000)	$ 1,543,533,000

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net income	$ 77,575	$ 63,329	$ 73,069
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	102,638	124,664	167,932
Depreciation and amortization	19,469	18,165	20,508
Deferred income tax (benefit) expense	(639)	(15,972)	51,279
Stock-based compensation expense	5,692	4,640	6,853
Tax benefit from stock-based compensation arrangements	129	881	81
Excess tax benefits from stock-based compensation arrangements	(306)	(1,354)	(981)
Net amortization of premium on securities	4,434	8,910	1,729
Mortgage servicing rights fair value change and amortization, net	4,673	2,977	2,031
Originations and purchases of mortgage loans held-for-sale	(2,545,385)	(3,746,127)	(4,666,506)
Proceeds from sales of mortgage loans held-for-sale	2,638,162	3,723,773	4,503,982
Originations of premium finance receivables held-for-sale			(1,146,342)
Proceeds from sales and securitizations of premium finance receivables held-for-sale			462,580
Bank owned life insurance income, net of claims	(2,569)	(2,404)	(2,044)
Gain on sales of premium finance receivables			(8,576)
Decrease (increase) in trading securities, net	2,389	28,895	(29,375)
Net increase in brokerage customer receivables	(3,376)	(3,678)	(2,970)
Gain on mortgage loans sold	(41,854)	(73,378)	(52,075)
(Gains) losses on available-for-sale securities, net	(1,792)	(9,832)	268
Gain on bargain purchases	(37,974)	(44,231)	(156,013)
Loss on sales of premises and equipment, net	29	17	362
Decrease (increase) in accrued interest receivable and other assets, net	154,112	141,518	(64,393)
Decrease in accrued interest payable and other liabilities, net	(9,720)	(15,349)	(2,427)
Net Cash Provided by (Used for) Operating Activities	365,687	205,444	(841,028)
Investing Activities:
Proceeds from maturities of available-for-sale securities	1,483,986	1,032,581	1,423,164
Proceeds from sales of available-for-sale securities	1,265,046	710,290	1,273,634
Purchases of available-for-sale securities	(3,087,864)	(2,016,636)	(2,457,086)
Proceeds from sales and securitizations of premium finance receivables			600,000
Net cash received (paid) for acquisitions	91,571	62,189	(745,916)
Net decrease (increase) in interest-bearing deposits with banks	140,684	366,099	(902,654)
Net increase in loans	(772,675)	(706,285)	(38,775)
Purchases of premises and equipment, net	(79,132)	(30,510)	(18,275)
Net Cash Used for Investing Activities	(958,384)	(582,272)	(865,908)
Financing Activities:
Increase in deposit accounts	385,335	197,614	1,540,308
Increase (decrease) in other borrowings, net	226,050	13,173	(89,327)
Decrease in Federal Home Loan Bank advances, net		(36,735)	(5,000)
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	306	1,354	981
Redemption of Series B preferred stock		(250,000)
Issuance of prepaid common stock purchase contracts		179,316
Issuance of common stock, net of issuance costs		315,108
Issuance of common shares resulting from exercise of stock options, employee stock purchase plan and conversion of common stock warrants	3,586	3,956	4,912
Common stock repurchases	(112)	(218)	(443)
Dividends paid	(10,344)	(22,776)	(21,783)
Net Cash Provided by Financing Activities	589,821	390,792	1,419,648
Net (Decrease) Increase in Cash and Cash Equivalents	(2,876)	13,964	(287,288)
Cash and Cash Equivalents at Beginning of Period	172,580	158,616	445,904
Cash and Cash Equivalents at End of Period	169,704	172,580	158,616
Cash paid during the year for:
Interest	146,982	177,422	218,602
Income taxes, net	57,474	34,730	8,646
Acquisitions:
Fair value of assets acquired, including cash and cash equivalents	1,257,085	673,277	911,023
Value ascribed to goodwill and other intangible assets	37,198	1,590	1,800
Fair value of liabilities assumed	1,220,189	730,522
Non-cash activities
Transfer to other real estate owned from loans	59,669	68,663	112,015
Common stock issued for acquisitions	$ 27,091

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

The accounting and reporting policies of Wintrust and its subsidiaries conform to generally accepted accounting principles in the United States and prevailing practices of the banking industry. In the preparation of the consolidated financial statements, management is required to make certain estimates and assumptions that affect the reported amounts contained in the consolidated financial statements. Management believes that the estimates made are reasonable; however, changes in estimates may be required if economic or other conditions change beyond management's expectations. Reclassifications of certain prior year amounts have been made to conform to the current year presentation. The following is a summary of the Company's more significant accounting policies.

Principles of Consolidation

The consolidated financial statements of Wintrust include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The weighted-average number of common shares outstanding is increased by the assumed conversion of outstanding convertible preferred stock and tangible equity unit shares from the beginning of the year or date of issuance, if later, and the number of common shares that would be issued assuming the exercise of stock options, the issuance of restricted shares and stock warrants using the treasury stock method. The adjustments to the weighted-average common shares outstanding are only made when such adjustments will dilute earnings per common share.

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC 805, "Business Combinations" ("ASC 805"). The Company recognizes the full fair value of the assets acquired and liabilities assumed, immediately expenses transaction costs and accounts for restructuring plans separately from the business combination. There is no separate recognition of the acquired allowance for loan losses on the acquirer's balance sheet as credit related factors are incorporated directly into the fair value of the loans recorded at the acquisition date. The excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired is recorded as goodwill. Alternatively, a gain is recorded equal to the amount by which the fair value of assets purchased exceeds the fair value of liabilities assumed and consideration paid.

Results of operations of the acquired business are included in the income statement from the effective date of acquisition.

Cash Equivalents

For purposes of the consolidated statements of cash flows, Wintrust considers cash on hand, cash items in the process of collection, non-interest bearing amounts due from correspondent banks, federal funds sold and securities purchased under resale agreements with original maturities of three months or less, to be cash equivalents.

Securities

The Company classifies securities upon purchase in one of three categories: trading, held-to-maturity, or available-for-sale. Debt and equity securities held for resale are classified as trading securities. Debt securities for which the Company has the ability and positive intent to hold until maturity are classified as held-to-maturity. All other securities are classified as available-for-sale as they may be sold prior to maturity in response to changes in the Company's interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons.

Held-to-maturity securities are stated at amortized cost, which represents actual cost adjusted for premium amortization and discount accretion using methods that approximate the effective interest method. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of related taxes, included in shareholders' equity as a separate component of other comprehensive income.

Trading account securities are stated at fair value. Realized and unrealized gains and losses from sales and fair value adjustments are included in other non-interest income.

Declines in the fair value of investment securities available for sale (with certain exceptions for debt securities noted below) that are deemed to be other-than-temporary are charged to earnings as a realized loss, and a new cost basis for the securities is established. In evaluating other-than-temporary impairment, management considers the length of time and extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value in the near term. Declines in the fair value of debt securities below amortized cost are deemed to be other-than-temporary in circumstances where: (1) the Corporation has the intent to sell a security; (2) it is more likely than not that the Corporation will be required to sell the security before recovery of its amortized cost basis; or (3) the Corporation does not expect to recover the entire amortized cost basis of the security. If the Corporation intends to sell a security or if it is more likely than not that the Corporation will be required to sell the security before recovery, an other-than-temporary impairment write-down is recognized in earnings equal to the difference between the security's amortized cost basis and its fair value. If an entity does not intend to sell the security or it is not more likely than not that it will be required to sell the security before recovery, the other-than-temporary impairment write-down is separated into an amount representing credit loss, which is recognized in earnings, and an amount related to all other factors, which is recognized in other comprehensive income.

Interest and dividends, including amortization of premiums and accretion of discounts, are recognized as interest income when earned. Realized gains and losses on sales (using the specific identification method) and declines in value judged to be other-than- temporary are included in non-interest income.

Federal Home Loan Bank and Federal Reserve Bank Stock

Investments in Federal Home Loan Bank and Federal Reserve Bank stock are restricted as to redemption and are carried at cost.

Securities Purchased Under Resale Agreements and Securities Sold Under Repurchase Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are generally treated as collateralized financing transactions and are recorded at the amount at which the securities were acquired or sold plus accrued interest. Securities, generally U.S. government and Federal agency securities, pledged as collateral under these financing arrangements cannot be sold by the secured party. The fair value of collateral either received from or provided to a third party is monitored and additional collateral is obtained or requested to be returned as deemed appropriate.

Brokerage Customer Receivables

The Company, under an agreement with an out-sourced securities clearing firm, extends credit to its brokerage customers to finance their purchases of securities on margin. The Company receives income from interest charged on such extensions of credit. Brokerage customer receivables represent amounts due on margin balances. Securities owned by customers are held as collateral for these receivables.

Mortgage Loans Held-for-Sale

Mortgage loans are classified as held-for-sale when originated or acquired with the intent to sell the loan into the secondary market. Market conditions or other developments may change management's intent with respect to the disposition of these loans and loans previously classified as mortgage loans held-for-sale may be reclassified to the loan portfolio.

ASC 825, "Financial Instruments" provides entities with an option to report selected financial assets and liabilities at fair value and was effective January 1, 2008. The Company elected to measure, at fair value, new mortgage loans originated by Wintrust Mortgage on or after January 1, 2008. The fair value of the loans is determined by reference to investor prices for loan products with similar characteristics. Changes in fair value are recognized in mortgage banking revenue.

Mortgage loans held-for-sale not originated by Wintrust Mortgage on or after January 1, 2008 are carried at the lower of cost or market applied on an aggregate basis by loan type. Fair value is based on either quoted prices for the same or similar loans or values obtained from third parties. Charges related to adjustments to record the loans at fair value are recognized in mortgage banking revenue. Loans that are transferred between mortgage loans held-for-sale and the loan portfolio are recorded at the lower of cost or market at the date of transfer.

Loans, Allowance for Loan Losses, Allowance for Covered Loan Losses and Allowance for Losses on Lending-Related Commitments

Loans are generally reported at the principal amount outstanding, net of unearned income. Interest income is recognized when earned. Loan origination fees and certain direct origination costs are deferred and amortized over the expected life of the loan as an adjustment to the yield using methods that approximate the effective interest method. Finance charges on premium finance receivables are earned over the term of the loan based on actual funds outstanding, using a method which approximates the effective yield method.

Interest income is not accrued on loans where management has determined that the borrowers may be unable to meet contractual principal and/or interest obligations, or where interest or principal is 90 days or more past due, unless the loans are adequately secured and in the process of collection. Cash receipts on non-accrual loans are generally applied to the principal balance until the remaining balance is considered collectible, at which time interest income may be recognized when received.

The Company maintains its allowance for loan losses at a level believed appropriate by management to absorb probable losses inherent in the loan portfolio and is based on the size and current risk characteristics of the loan portfolio, an assessment of internal problem loan reporting system loans and actual loss experience, changes in the composition of the loan portfolio, historical loss experience, changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices, changes in experience, ability and depth of lending management and staff, changes in national and local economic and business conditions and developments, including the condition of various market segments and changes in the volume and severity of past due and classified loans and trends in the volume of non-accrual loans, troubled debt restructurings and other loan modifications. The allowance for loan losses also includes an element for estimated probable but undetected losses and for imprecision in the credit risk models used to calculate the allowance. Loans with a credit risk rating of a 6 through 9 are reviewed on a monthly basis to determine if (a) an amount is deemed uncollectible (a charge-off) or (b) it is probable that the Company will be unable to collect amounts due in accordance with the original contractual terms of the loan (an impaired loan). If a loan is impaired, the carrying amount of the loan is compared to the expected payments to be received, discounted at the loan's original rate, or for collateral dependent loans, to the fair value of the collateral. Any shortfall is recorded as a specific reserve. For loans with a credit risk rating of 7 or better, reserves are established based on the type of loan collateral, if any, and the assigned credit risk rating. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogeneous loans based on historical loss experience, and consideration of current environmental factors and economic trends, all of which may be susceptible to significant change. Loan losses are charged off against the allowance, while recoveries are credited to the allowance. A provision for credit losses is charged to operations based on management's periodic evaluation of the factors previously mentioned, as well as other pertinent factors. Evaluations are conducted at least quarterly and more frequently if deemed necessary.

Under accounting guidance applicable to loans acquired with evidence of credit quality deterioration since origination, the excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining estimated life of the loans, using the effective-interest method. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable difference. Changes in the expected cash flows from the date of acquisition will either impact the accretable yield or result in a charge to the provision for credit losses. Subsequent decreases to expected principal cash flows will result in a charge to provision for credit losses and a corresponding increase to allowance for loan losses. Subsequent increases in expected principal cash flows will result in recovery of any previously recorded allowance for loan losses, to the extent applicable, and a reclassification from nonaccretable difference to accretable yield for any remaining increase. All changes in expected interest cash flows, including the impact of prepayments, will result in reclassifications to/from nonaccretable differences.

In estimating expected losses, the Company evaluates loans for impairment in accordance ASC 310, "Receivables." A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due pursuant to the contractual terms of the loan. Impaired loans include non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest. Impairment is measured by estimating the fair value of the loan based on the present value of expected cash flows, the market price of the loan, or the fair value of the underlying collateral less costs to sell. If the estimated fair value of the loan is less than the recorded book value, a valuation allowance is established as a component of the allowance for loan losses.

The Company also maintains an allowance for lending-related commitments, specifically unfunded loan commitments and letters of credit, to provide for the risk of loss inherent in these arrangements. The allowance is computed using a methodology similar to that used to determine the allowance for loan losses. This allowance is included in other liabilities on the statement of condition while the corresponding provision for these losses is recorded as a component of the provision for credit losses.

Mortgage Servicing Rights

Mortgage Servicing Rights ("MSRs") are recorded in the Statement of Condition at fair value in accordance with ASC 860, "Transfers and Servicing." The Company originates mortgage loans for sale to the secondary market, the majority of which are sold without retaining servicing rights. There are certain loans, however, that are originated and sold with servicing rights retained. MSRs associated with loans originated and sold, where servicing is retained, are capitalized at the time of sale at fair value based on the future net cash flows expected to be realized for performing the servicing activities, and included in other assets in the consolidated statements of condition. The change in the fair value of MSRs is recorded as a component of mortgage banking revenue in non- interest income in the consolidated statements of income. For purposes of measuring fair value, a third party valuation is obtained. This valuation stratifies the servicing rights into pools based on homogenous characteristics, such as product type and interest rate. The fair value of each servicing rights pool is calculated based on the present value of estimated future cash flows using a discount rate commensurate with the risk associated with that pool, given current market conditions. Estimates of fair value include assumptions about prepayment speeds, interest rates and other factors which are subject to change over time. Changes in these underlying assumptions could cause the fair value of MSRs to change significantly in the future.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets. Useful lives range from two to ten years for furniture, fixtures and equipment, two to five years for software and computer-related equipment and seven to 39 years for buildings and improvements. Land improvements are amortized over a period of 15 years and leasehold improvements are amortized over the shorter of the useful life of the improvement or the term of the respective lease. Land and antique furnishings and artwork are not subject to depreciation. Expenditures for major additions and improvements are capitalized, and maintenance and repairs are charged to expense as incurred. Internal costs related to the configuration and installation of new software and the modification of existing software that provides additional functionality are capitalized.

Long-lived depreciable assets are evaluated periodically for impairment when events or changes in circumstances indicate the carrying amount may not be recoverable. Impairment exists when the expected undiscounted future cash flows of a long-lived asset are less than its carrying value. In that event, a loss is recognized for the difference between the carrying value and the estimated fair value of the asset based on a quoted market price, if applicable, or a discounted cash flow analysis. Impairment losses are recognized in other non-interest expense.

FDIC Indemnification Asset

In conjunction with FDIC-assisted transactions, the Company entered into loss share agreements with the FDIC. These agreements cover realized losses on loans, foreclosed real estate and certain other assets. These loss share assets are measured separately from the loan portfolios because they are not contractually embedded in the loans and are not transferable with the loans should the Company choose to dispose of them. Fair values at the acquisition dates were estimated based on projected cash flows available for loss-share based on the credit adjustments estimated for each loan pool and the loss share percentages. The loss share assets are also separately measured from the related loans and foreclosed real estate and recorded as FDIC indemnification assets on the Consolidated Statements of Condition. Subsequent to the acquisition date, reimbursements received from the FDIC for actual incurred losses will reduce the loss share assets. Reductions to expected losses, to the extent such reductions to expected losses are the result of an improvement to the actual or expected cash flows from the covered assets, will also reduce the loss share assets. Additional expected losses, to the extent such expected losses result in the recognition of an allowance for loan losses, will increase the loss share assets The corresponding accretion is recorded as a component of non-interest income on the Consolidated Statements of Income. Although these assets are contractual receivables from the FDIC, there are no contractual interest rates.

Other Real Estate Owned

Other real estate owned is comprised of real estate acquired in partial or full satisfaction of loans and is included in other assets. Other real estate owned is recorded at its estimated fair value less estimated selling costs at the date of transfer, with any excess of the related loan balance over the fair value less expected selling costs charged to the allowance for loan losses. Subsequent changes in value are reported as adjustments to the carrying amount and are recorded in other non-interest expense. Gains and losses upon sale, if any, are also charged to other non-interest income or expense, as appropriate. At December 31, 2011 and 2010, other real estate owned totaled $86.5 million and $71.2 million, respectively.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of an acquisition over the fair value of net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability. In accordance with accounting standards, goodwill is not amortized, but rather is tested for impairment on an annual basis or more frequently when events warrant. Intangible assets which have finite lives are amortized over their estimated useful lives and also are subject to impairment testing. All of the Company's other intangible assets have finite lives and are amortized over varying periods not exceeding ten years.

Bank-Owned Life Insurance

The Company owns BOLI on certain executives. BOLI balances are recorded at their cash surrender values and are included in other assets. Changes in the cash surrender values are included in non-interest income. At December 31, 2011 and 2010, BOLI totaled $101.0 million and $92.2 million, respectively.

Additionally, in accordance with applicable accounting standards, the Company recognizes a liability and related compensation costs for endorsement split-dollar insurance arrangements that provide a benefit to an employee that extends to postretirement periods. Upon adoption of a new accounting standard on January 1, 2008 the Company established an initial liability for postretirement split- dollar insurance benefits by recognizing a cumulative-effect adjustment to retained earnings of $688,000.

Derivative Instruments

The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the future cash flows or the value of certain assets and liabilities. The Company is also required to recognize certain contracts and commitments, including certain commitments to fund mortgage loans held-for-sale, as derivatives when the characteristics of those contracts and commitments meet the definition of a derivative. The Company accounts for derivatives in accordance with ASC 815, "Derivatives and Hedging", which requires that all derivative instruments be recorded in the statement of condition at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset or liability attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Formal documentation of the relationship between a derivative instrument and a hedged asset or liability, as well as the risk-management objective and strategy for undertaking each hedge transaction and an assessment of effectiveness is required at inception to apply hedge accounting. In addition, formal documentation of ongoing effectiveness testing is required to maintain hedge accounting.

Fair value hedges are accounted for by recording the changes in the fair value of the derivative instrument and the changes in the fair value related to the risk being hedged of the hedged asset or liability on the statement of condition with corresponding offsets recorded in the income statement. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as a freestanding asset or liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the interest income or expense recorded on the hedged asset or liability.

Cash flow hedges are accounted for by recording the changes in the fair value of the derivative instrument on the statement of condition as either a freestanding asset or liability, with a corresponding offset recorded in other comprehensive income within shareholders' equity, net of deferred taxes. Amounts are reclassified from accumulated other comprehensive income to interest expense in the period or periods the hedged forecasted transaction affects earnings.

Under both the fair value and cash flow hedge scenarios, changes in the fair value of derivatives not considered to be highly effective in hedging the change in fair value or the expected cash flows of the hedged item are recognized in earnings as non-interest income during the period of the change.

Derivative instruments that are not designated as hedges according to accounting guidance are reported on the statement of condition at fair value and the changes in fair value are recognized in earnings as non-interest income during the period of the change.

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as derivatives and are not designated in hedging relationships. Fair values of these mortgage derivatives are estimated based on changes in mortgage rates from the date of the commitments. Changes in the fair values of these derivatives are included in mortgage banking revenue.

Periodically, the Company sells options to an unrelated bank or dealer for the right to purchase certain securities held within the banks' investment portfolios ("covered call options"). These option transactions are designed primarily to increase the total return associated with holding these securities as earning assets. These transactions are not designated in hedging relationships pursuant to accounting guidance and, accordingly, changes in fair values of these contracts, are reported in other non-interest income. There were no covered call option contracts outstanding as of December 31, 2011 or 2010.

Trust Assets, Assets Under Management and Brokerage Assets

Assets held in fiduciary or agency capacity for customers are not included in the consolidated financial statements as they are not assets of Wintrust or its subsidiaries. Fee income is recognized on an accrual basis and is included as a component of non-interest income.

Income Taxes

Wintrust and its subsidiaries file a consolidated Federal income tax return. Income tax expense is based upon income in the consolidated financial statements rather than amounts reported on the income tax return. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using currently enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as an income tax benefit or income tax expense in the period that includes the enactment date.

Positions taken in the Company's tax returns may be subject to challenge by the taxing authorities upon examination. In accordance with applicable accounting guidance, uncertain tax positions are initially recognized in the financial statements when it is more likely than not the positions will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest and penalties on income tax uncertainties are classified within income tax expense in the income statement.

Stock-Based Compensation Plans

In accordance with ASC 718, "Compensation — Stock Compensation", compensation cost is measured as the fair value of the awards on their date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options and the market price of the Company's stock at the date of grant is used to estimate the fair value of restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Accounting guidance requires the recognition of stock based compensation for the number of awards that are ultimately expected to vest. As a result, recognized compensation expense for stock options and restricted share awards is reduced for estimated forfeitures prior to vesting. Forfeitures rates are estimated for each type of award based on historical forfeiture experience. Estimated forfeitures will be reassessed in subsequent periods and may change based on new facts and circumstances.

The Company issues new shares to satisfy option exercises and vesting of restricted shares.

Advertising Costs

Advertising costs are expensed in the period in which they are incurred.

Start-up Costs

Start-up and organizational costs are expensed in the period in which they are incurred.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available-for-sale, net of deferred taxes, and adjustments related to cash flow hedges, net of deferred taxes.

Stock Repurchases

The Company periodically repurchases shares of its outstanding common stock through open market purchases or other methods. Repurchased shares are recorded as treasury shares on the trade date using the treasury stock method, and the cash paid is recorded as treasury stock.

Securitizations

In 2009, the Company completed a securitization of premium finance receivables — commercial. The securitization was accomplished by transferring the premium finance receivables — commercial to a special purpose entity. Securities were then issued to third-party investors, with the securities collateralized by the transferred assets. The Company determined the conditions for sale accounting were met. In addition, the Company determined activities of the special purpose entity that acquired the assets were sufficiently restricted to meet accounting requirements to be a QSPE. As a result, the Company determined the securitization entity did not need to be consolidated, the premium finance receivables — commercial were removed from the Company's Consolidated Statement of Condition and a gain on sale was recognized.

The Company's statement of income beginning January 1, 2010 no longer reflects securitization income, but instead reports interest income, net charge-offs and certain other income associated with the securitized loan receivables in the same line items in the Company's statement of income as non-securitized premium finance receivables-commercial. Additionally, the Company no longer records initial gains on new securitization activity since the transferred loans no longer receive sale accounting treatment. Also, there are no gains or losses recorded on the revaluation of the interest-only strip receivable as that asset is not recognizable in a transaction accounted for as a secured borrowing.

See Note 6 for additional information on the Company's securitization accounting.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

(2) Recent Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment," which presents a qualitative approach to test goodwill for impairment. This ASU provides entities the option to assess qualitative factors to determine if impairment of goodwill exists. If examination of the qualitative factors yields a determination that it is not more likely than not that impairment exists, then it is not necessary for the Company to perform the two-step impairment test. This guidance is effective for fiscal periods beginning after December 15, 2011. As this guidance primarily seeks to simplify goodwill impairment testing, the Company does not expect adoption of this new guidance to have a material impact on its consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which amends the presentation formats permitted for reporting other comprehensive income. This ASU no longer allows other comprehensive income to be presented as part of the statement of changes in stockholder's equity. Entities must present other comprehensive income and its components in a single statement along with net income or in a separate, consecutive statement of other comprehensive income. This guidance is effective for fiscal and interim periods beginning after December 15, 2011. However, in December 2011, the FASB issued ASU No. 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" which deferred the ASU No. 2011-05 provision requiring companies to present reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income on the face of the financial statements. This deferral does not change the requirement to present items of net income, other comprehensive income and total comprehensive income in either a continuous statement or consecutive statements as of the effective date noted above. Upon adoption of ASU No. 2011-05, the Company will present comprehensive income in accordance with the above guidance.

Amended Guidance for Fair Value Measurement and Disclosure

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS," which amends the language used to describe U.S. GAAP requirements for measuring fair value and for disclosing information about fair value measurements. The amended language seeks to clarify the application of existing guidance as well as change the measurement and disclosure of a few specific items. The principles changed include measurement of financial instruments that are managed within a portfolio and application of premiums and discounts in fair value measurement. The new guidance will also require additional disclosures including expanded disclosures for measurements categorized within level three of the fair value hierarchy, disclosures for nonfinancial assets at fair value and disclosure displaying the fair value hierarchy by level for items in the statement of financial position that are not measured at fair value but for which a fair value is required to be disclosed. The guidance is effective during interim and annual periods beginning after December 15, 2011. Other than requiring additional disclosures, the adoption of this new guidance will not have a material impact on our consolidated financial statements.

Changes to the Effective Control Assessment in Accounting for Transfers

In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements," which amends the criteria used to determine when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. The changes presented in this ASU are intended to improve the accounting for these transactions by removing the criterion requiring the transferor to have the ability to repurchase or redeem the transferred financial assets from the assessment of effective control. The guidance in this update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively. Adoption of this new guidance will not have a material impact on our consolidated financial statements.

Credit Quality Disclosures of Financing Receivables and Allowance for Credit Losses

In July 2010, the FASB issued ASU No. 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses," which required more information in disclosures related to the credit quality of financing receivables and the credit reserves held against them. This guidance required the Company to provide a greater level of disaggregated information about the credit quality of the Company's loans and the allowance for loan losses as well as to disclose additional information related to credit quality indicators, past due information, and impaired loans. This ASU also included disclosure requirements for information related to loans modified in a troubled debt restructuring, however these disclosures were deferred in January 2011 upon FASB's issuance of ASU No. 2011-01 "Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in update No. 2010-20" to become effective for reporting periods beginning on or after June 15, 2011. All other provisions of ASU 2010-20, except for the summary of activity in the allowance for credit losses by loan portfolio, were effective for the Company's reporting period ending on or after December 15, 2010. Although not required, the Company disclosed the summary of activity in the allowance for credit losses for the year ending December 31, 2010. Additional credit quality disclosures are included in our consolidated financial statements to provide disaggregated information with respect to the Company's loan portfolio and the allowance for loan losses. See Item 2 - Loan Portfolio and Asset Quality for further detail.

Determination of a Troubled Debt Restructuring

In April 2011, the FASB issued ASU No. 2011-02, "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring," which sought to clarify guidance used to evaluate troubled debt restructurings resulting in consistent application of U.S. GAAP. The update provided guidance to evaluate what is considered to be an economic concession as well as circumstances which indicate that a debtor is experiencing financial difficulties. The effective periods for application of the amendments in this update were interim and annual periods beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As such this new guidance was adopted effective July 1, 2011 and did not result in a significant change to the Company's troubled debt restructuring determination process or have a material impact on its consolidated financial statements.

Available-For-Sale Securities	12 Months Ended
Dec. 31, 2011
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

(3) Available-for-Sale Securities

A summary of the available-for-sale securities portfolio presenting carrying amounts and gross unrealized gains and losses as of December 31, 2011 and 2010 is as follows:

	December 31, 2011				December 31, 2010
(Dollars in thousands)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value
U.S. Treasury	$16,028	$145	$—	$16,173	$104,418	$—	$(8,321)	$96,097
U.S. Government agencies	760,533	5,596	(213)	765,916	882,095	2,682	(722)	884,055
Municipal	57,962	2,159	(23)	60,098	51,493	896	(86)	52,303
Corporate notes and other:
Financial issuers	149,229	1,914	(8,499)	142,644	186,931	3,048	(2,972)	187,007
Other	27,070	287	(65)	27,292	74,629	330	(51)	74,908
Mortgage-backed: (1)
Agency	206,549	12,078	(15)	218,612	148,693	9,963	(3)	158,653
Non-agency CMOs	29,767	175	(3)	29,939	3,018	10	—	3,028
Other equity securities	37,595	48	(6,520)	31,123	40,636	96	(481)	40,251

Total available-for-sale securities	$1,284,733	$22,402	$(15,338)	$1,291,797	$1,491,913	$17,025	$(12,636)	$1,496,302

(1)	Consisting entirely of residential mortgage-backed securities, none of which are subprime.

The following table presents the portion of the Company's available-for-sale securities portfolio which has gross unrealized losses, reflecting the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011:

	Continuous unrealized losses existing for less than 12 months		Continuous unrealized losses existing for greater than 12 months		Total
(Dollars in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Treasury	$—	$—	$—	$—	$—	$—
U.S. Government agencies	250,072	(213)	—	—	250,072	(213)
Municipal	6,958	(23)	—	—	6,958	(23)
Corporate notes and other:
Financial issuers	56,577	(3,297)	51,742	(5,202)	108,319	(8,499)
Other	9,562	(65)	—	—	9,562	(65)
Mortgage-backed:
Agency	15,484	(15)	—	—	15,484	(15)
Non-agency CMOs	2,720	(3)	—	—	2,720	(3)
Other equity securities	18,880	(6,520)	—	—	18,880	(6,520)

Total	$360,253	$(10,136)	$51,742	$(5,202)	$411,995	$(15,338)

The following table presents the portion of the Company's available-for-sale securities portfolio which has gross unrealized losses, reflecting the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2010:

	Continuous unrealized losses existing for less than 12 months		Continuous unrealized losses existing for greater than 12 months		Total
(Dollars in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Treasury	$96,097	$(8,321)	$—	$—	$96,097	$(8,321)
U.S. Government agencies	258,727	(722)	—	—	258,727	(722)
Municipal	5,081	(65)	323	(21)	5,404	(86)
Corporate notes and other:
Financial issuers	101,172	(1,563)	4,532	(1,409)	105,704	(2,972)
Other	18,810	(51)	—	—	18,810	(51)
Mortgage-backed:
Agency	1,253	(3)	—	—	1,253	(3)
Other equity securities	27,984	(481)	—	—	27,984	(481)

Total	$509,124	$(11,206)	$4,855	$(1,430)	$513,979	$(12,636)

The Company conducts a regular assessment of its investment securities to determine whether securities are other-than-temporarily impaired considering, among other factors, the nature of the securities, credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows, market conditions and the Company's ability to hold the securities through the anticipated recovery period.

The Company does not consider securities with unrealized losses at December 31, 2011 to be other-than-temporarily impaired. The Company does not intend to sell these investments and it is more likely than not that the Company will not be required to sell these investments before recovery of the amortized cost bases, which may be the maturity dates of the securities. The unrealized losses within each category have occurred as a result of changes in interest rates, market spreads and market conditions subsequent to purchase. Securities with continuous unrealized losses existing for more than twelve months were primarily corporate securities of financial issuers. The corporate securities of financial issuers in this category were comprised of five fixed-to-floating rate bonds, one floating rate bond and three trust-preferred securities, all of which continue to be considered investment grade. Additionally, a review of the issuers indicated that they have strong capital ratios.

The following table provides information as to the amount of gross gains and gross losses realized and proceeds received through the sales of available-for-sale investment securities:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Realized gains	$1,874	$9,951	$4,249
Realized losses	(82)	(119)	(1,910)

Net realized gains	$1,792	$9,832	$2,339
Other than temporary impairment charges	—	—	(2,607)

Gains (losses) on available- for-sale securities, net	$1,792	$9,832	$(268)

Proceeds from sales of available-for-sale securities, net	$1,265,046	$710,290	$1,273,634

Net gains (losses) on available-for-sale securities resulted in income tax expense (benefit) included in total income tax expense of $705,000 in 2011, $3.8 million in 2010 and ($103,000) in 2009.

The amortized cost and fair value of securities as of December 31, 2011 and December 31, 2010, by contractual maturity, are shown in the following table. Contractual maturities may differ from actual maturities as borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Mortgage-backed securities are not included in the maturity categories in the following maturity summary as actual maturities may differ from contractual maturities because the underlying mortgages may be called or prepaid without penalties:

	December 31, 2011		December 31, 2010
(Dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$121,400	121,662	647,494	647,987
Due in one to five years	532,828	530,632	309,795	310,663
Due in five to ten years	95,279	95,508	194,442	185,938
Due after ten years	261,315	264,321	147,835	149,782
Mortgage-backed	236,316	248,551	151,711	161,681
Other equity	37,595	31,123	40,636	40,251

Total available-for-sale securities	$1,284,733	1,291,797	1,491,913	1,496,302

At December 31, 2011 and December 31, 2010, securities having a carrying value of $1.1 billion and $876 million, respectively, which include securities traded but not yet settled, were pledged as collateral for public deposits, trust deposits, FHLB advances, securities sold under repurchase agreements and derivatives. At December 31, 2011, there were no securities of a single issuer, other than U.S. Government-sponsored agency securities, which exceeded 10% of shareholders' equity.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

(4) Loans

A summary of the loan portfolio at December 31, 2011 and 2010 is as follows:

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Balance:
Commercial	$2,498,313	$2,049,326
Commercial real-estate	3,514,261	3,338,007
Home equity	862,345	914,412
Residential real-estate	350,289	353,336
Premium finance receivables - commercial	1,412,454	1,265,500
Premium finance receivables - life insurance	1,695,225	1,521,886
Indirect consumer	64,545	51,147
Consumer and other	123,945	106,272

Total loans, net of unearned income, excluding covered loans	$10,521,377	$9,599,886
Covered loans	651,368	334,353

Total loans	$11,172,745	$9,934,239

Mix:
Commercial	22%	21%
Commercial real-estate	31	34
Home equity	8	9
Residential real-estate	3	3
Premium finance receivables - commercial	13	13
Premium finance receivables - life insurance	15	15
Indirect consumer	1	1
Consumer and other	1	1

Total loans, net of unearned income, excluding covered loans	94%	97%
Covered loans	6	3

Total loans	100%	100%

Certain premium finance receivables are recorded net of unearned income. The unearned income portions of such premium finance receivables were $34.6 million and $32.3 million at December 31, 2011 and 2010, respectively. Certain life insurance premium finance receivables attributable to the life insurance premium finance loan acquisition in 2009 as well as the covered loans acquired in the FDIC-assisted acquisitions during 2010 and 2011 are recorded net of credit and interest-rate discounts. See "Acquired Loan Information at Acquisition," below.

Indirect consumer loans include auto, boat and other indirect consumer loans. Total loans, excluding loans acquired with evidence of credit quality deterioration since origination, include net deferred loan fees and costs and fair value purchase accounting adjustments totaling $13.6 million and $12.5 million at December 31, 2011 and 2010, respectively.

Certain real estate loans, including mortgage loans held-for-sale, and home equity loans with balances totaling approximately

$1.8 billion at December 31, 2011 and 2010 were pledged as collateral to secure the availability of borrowings from certain Federal agency banks. At December 31, 2011, approximately $995.2 million of these pledged loans are included in a blanket pledge of qualifying loans to the Federal Home Loan Bank ("FHLB"). The remaining $829.2 million of pledged loans was used to secure potential borrowings at the Federal Reserve Bank discount window. At December 31, 2011 and 2010 the banks borrowed $474.5 million and $423.5 million, respectively, from the FHLB in connection with these collateral arrangements. See Note 13 – Federal Home Loan Bank Advances for a summary of these borrowings.

The Company's loan portfolio is generally comprised of loans to consumers and small to medium-sized businesses located within the geographic market areas that the banks serve. The premium finance receivables portfolios are made to customers on a national basis and the majority of the indirect consumer loans were generated through a network of local automobile dealers. As a result, the Company strives to maintain a loan portfolio that is diverse in terms of loan type, industry, borrower and geographic concentrations. Such diversification reduces the exposure to economic downturns that may occur in different segments of the economy or in different industries.

It is the policy of the Company to review each prospective credit in order to determine the appropriateness and, when required, the adequacy of security or collateral necessary to obtain when making a loan. The type of collateral, when required, will vary from liquid assets to real estate. The Company seeks to assure access to collateral, in the event of default, through adherence to state lending laws and the Company's credit monitoring procedures.

Acquired Loan Information at Acquisition — Loans with evidence of credit quality deterioration since origination

As part of our acquisition of a portfolio of life insurance premium finance loans in 2009 as well as the FDIC-assisted bank acquisitions in 2010 and 2011, we acquired loans for which there was evidence of credit quality deterioration since origination and we determined that it was probable that the Company would be unable to collect all contractually required principal and interest payments.

The following table presents the unpaid principal balance and carrying value for these acquired loans:

	December 31, 2011		December 31, 2010
(Dollars in thousands)	Unpaid Principal Balance	Carrying Value	Unpaid Principal Balance	Carrying Value
Bank acquisitions	866,874	596,946	432,566	331,295
Life insurance premium finance loans acquisition	632,878	598,463	752,129	695,587

The following table provides estimated details on loans acquired in 2011 as of the date of acquisition:

(Dollars in thousands)	The Bank of Commerce	Community First Bank - Chicago	First Chicago	Elgin State Bank
Contractually required payments including interest	$127,122	$22,178	$564,346	$77,998
Less: Nonaccretable difference	56,257	6,313	321,117	11,481

Cash flows expected to be collected (1)	70,865	15,865	243,229	66,517
Less: Accretable yield	4,414	688	20,132	4,213

Fair value of loans acquired with evidence of credit quality deterioration since origination	$66,451	$15,177	$223,097	$62,304

(1)	Represents undiscounted expected principal and interest cash flows at acquisition.

See Note 5 – Allowance for Loan Losses, Allowance for Losses on Lending-Related Commitments and Impaired Loans for further discussion regarding the allowance for loan losses associated with loans acquired with evidence of credit quality deterioration since origination at December 31, 2011.

Accretable Yield Activity

Changes in expected cash flows may vary from period to period as the Company periodically updates its cash flow model assumptions. The factors that most significantly affect the estimates of gross cash flows expected to be collected, and accordingly the accretable yield, include changes in the benchmark interest rate indices for variable-rate products and changes in prepayment assumptions. The following table provides activity for the accretable yield of loans acquired with evidence of credit quality deterioration since origination.

	Years Ended December 31,
	2011		2010
(Dollars in thousands)	Bank Acquisitions	Life Insurance Premium Finance Loans	Bank Acquisitions	Life Insurance Premium Finance Loans
Accretable yield, beginning balance	$39,809	$33,315	$—	$65,026
Acquisitions	29,447	—	45,615	—
Accretable yield amortized to interest income	(39,171)	(22,109)	(10,695)	(43,931)
Accretable yield amortized to indemnification asset	(37,888)	—	—	—
Reclassification from non-accretable difference (1)	163,403	5,215	—	1,652
Increases in interest cash flows due to payments and changes in interest rates	17,520	2,440	4,889	10,568

Accretable yield, ending balance	$173,120	$18,861	$39,809	$33,315

(1)	Reclassification is the result of subsequent increases in expected principal cash flows.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans [Abstract]
Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans
(5) Allowance for Loan Losses, Allowance for Losses on Lending-Related Commitments and Impaired Loans

The tables below show the aging of the Company's loan portfolio at December 31, 2011 and 2010:

As of December 31, 2011 (Dollars in thousands)	Nonaccrual	90+ days and still accruing	60-89 days past due	30-59 days past due	Current	Total Loans
Loan Balances:
Commercial
Commercial and industrial	$16,154	$—	$7,496	$15,797	$1,411,004	$1,450,451
Franchise	1,792	—	—	—	140,983	142,775
Mortgage warehouse lines of credit	—	—	—	—	180,450	180,450
Community Advantage — homeowners association	—	—	—	—	77,504	77,504
Aircraft	—	—	709	170	19,518	20,397
Asset-based lending	1,072	—	749	11,026	452,890	465,737
Municipal	—	—	—	—	78,319	78,319
Leases	—	—	—	431	71,703	72,134
Other	—	—	—	—	2,125	2,125
Purchased non-covered commercial (1)	—	589	74	—	7,758	8,421
Total commercial	19,018	589	9,028	27,424	2,442,254	2,498,313
Commercial real-estate:
Residential construction	1,993	—	4,982	1,721	57,115	65,811
Commercial construction	2,158	—	—	150	167,568	169,876
Land	31,547	—	4,100	6,772	136,112	178,531
Office	10,614	—	2,622	930	540,280	554,446
Industrial	2,002	—	508	4,863	548,429	555,802
Retail	5,366	—	5,268	8,651	517,444	536,729
Multi-family	4,736	—	3,880	347	305,594	314,557
Mixed use and other	8,092	—	7,163	20,814	1,050,585	1,086,654
Purchased non-covered commercial real-estate (1)	—	2,198	—	252	49,405	51,855
Total commercial real-estate	66,508	2,198	28,523	44,500	3,372,532	3,514,261
Home equity	14,164	—	1,351	3,262	843,568	862,345
Residential real estate	6,619	—	2,343	3,112	337,522	349,596
Purchased non-covered residential real estate (1)	—	—	—	—	693	693
Premium finance receivables
Commercial insurance loans	7,755	5,281	3,850	13,787	1,381,781	1,412,454
Life insurance loans	54	—	—	423	1,096,285	1,096,762
Purchased life insurance loans (1)	—	—	—	—	598,463	598,463
Indirect consumer	138	314	113	551	63,429	64,545
Consumer and other	233	—	170	1,070	122,393	123,866
Purchased non-covered consumer and other (1)	—	—	—	2	77	79
Total loans, net of unearned income, excluding covered loans	$114,489	$8,382	$45,378	$94,131	$10,258,997	$10,521,377
Covered loans	—	174,727	25,507	24,799	426,335	651,368
Total loans, net of unearned income	$114,489	$183,109	$70,885	$118,930	$10,685,332	$11,172,745

As of December 31, 2010 (Dollars in thousands)	Nonaccrual	90+ days and still accruing	60-89 days past due	30-59 days past due	Current	Total Loans
Loan Balances:
Commercial
Commercial and industrial	$15,922	$478	$4,416	$9,928	$1,280,009	$1,310,753
Franchise	—	—	—	2,250	117,238	119,488
Mortgage warehouse lines of credit	—	—	—	—	131,306	131,306
Community Advantage — homeowners association	—	—	—	—	75,542	75,542
Aircraft	—	—	178	1,000	23,440	24,618
Asset-based lending	417	—	161	2,846	285,555	288,979
Municipal	—	—	—	—	56,343	56,343
Leases	43	—	—	—	41,498	41,541
Other	—	—	—	—	756	756
Purchased non-covered commercial (1)	—	—	—	—	—	—
Total commercial	16,382	478	4,755	16,024	2,011,687	2,049,326
Commercial real-estate
Residential construction	10,010	—	96	1,801	84,040	95,947
Commercial construction	1,820	—	—	1,481	128,371	131,672
Land	37,602	—	6,815	11,915	203,857	260,189
Office	12,718	—	9,121	3,202	510,290	535,331
Industrial	3,480	—	686	2,276	493,859	500,301
Retail	3,265	—	4,088	3,839	499,335	510,527
Multi-family	4,794	—	1,573	3,062	281,525	290,954
Mixed use and other	20,274	—	8,481	15,059	969,272	1,013,086
Purchased non-covered commercial real-estate (1)	—	—	—	—	—	—
Total commercial real-estate	93,963	—	30,860	42,635	3,170,549	3,338,007
Home equity	7,425	—	2,181	7,098	897,708	914,412
Residential real estate	6,085	—	1,836	8,224	337,191	353,336
Purchased non-covered residential real estate (1)	—	—	—	—	—	—
Premium finance receivables
Commercial insurance loans	8,587	8,096	6,076	16,584	1,226,157	1,265,500
Life insurance loans	180	—	—	—	826,119	826,299
Purchased life insurance loans (1)	—	174	—	—	695,413	695,587
Indirect consumer	191	318	301	918	49,419	51,147
Consumer and other	252	1	109	379	105,531	106,272
Purchased non-covered consumer and other (1)	—	—	—	—	—	—
Total loans, net of unearned income, excluding covered loans	$133,065	$9,067	$46,118	$91,862	$9,319,774	$9,599,886
Covered loans	—	117,161	7,352	22,744	187,096	334,353
Total loans, net of unearned income	$133,065	$126,228	$53,470	$114,606	$9,506,870	$9,934,239

(1)	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30. Loan agings are based upon contractually required payments.

Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans. To do so, we operate a credit risk rating system under which our credit management personnel assign a credit risk rating (1 to 10 rating) to each loan at the time of origination and review loans on a regular basis.

Each loan officer is responsible for monitoring his or her loan portfolio, recommending a credit risk rating for each loan in his or her portfolio and ensuring the credit risk ratings are appropriate. These credit risk ratings are then ratified by the bank's chief credit officer and/or concurrence credit officer. Credit risk ratings are determined by evaluating a number of factors including: a borrower's financial strength, cash flow coverage, collateral protection and guarantees.

The Company's problem loan reporting system automatically includes all loans with credit risk ratings of 6 through 9. This system is designed to provide an on-going detailed tracking mechanism for each problem loan. Once management determines that a loan has deteriorated to a point where it has a credit risk rating of 6 or worse, the Company's Managed Asset Division performs an overall credit and collateral review. As part of this review, all underlying collateral is identified and the valuation methodology is analyzed and tracked. As a result of this initial review by the Company's Managed Asset Division, the credit risk rating is reviewed and a portion of the outstanding loan balance may be deemed uncollectible or an impairment reserve may be established. The Company's impairment analysis utilizes an independent re-appraisal of the collateral (unless such a third-party evaluation is not possible due to the unique nature of the collateral, such as a closely-held business or thinly traded securities). In the case of commercial real estate collateral, an independent third party appraisal is ordered by the Company's Real Estate Services Group to determine if there has been any change in the underlying collateral value. These independent appraisals are reviewed by the Real Estate Services Group and sometimes by independent third party valuation experts and may be adjusted depending upon market conditions.

Through the credit risk rating process, loans are reviewed to determine if they are performing in accordance with the original contractual terms. If the borrower has failed to comply with the original contractual terms, further action may be required by the Company, including a downgrade in the credit risk rating, movement to non-accrual status, a charge-off or the establishment of a specific impairment reserve. If we determine that a loan amount or portion thereof is uncollectible the loan's credit risk rating is immediately downgraded to an 8 or 9 and the uncollectible amount is charged-off. Any loan that has a partial charge-off continues to be assigned a credit risk rating of an 8 or 9 for the duration of time that a balance remains outstanding. The Company undertakes a thorough and ongoing analysis to determine if additional impairment and/or charge-offs are appropriate and to begin a workout plan for the credit to minimize actual losses.

If, based on current information and events, it is probable that the Company will be unable to collect all amounts due to it according to the contractual terms of the loan agreement, a specific impairment reserve is established. In determining the appropriate charge-off for collateral-dependent loans, the Company considers the results of appraisals for the associated collateral.

Non-performing loans include all non-accrual loans (8 and 9 risk ratings) as well as loans 90 days past due and still accruing interest, excluding loans acquired with evidence of credit quality deterioration since origination. The remainder of the portfolio not classified as non-performing are considered performing under the contractual terms of the loan agreement. The following table presents the recorded investment based on performance of loans by class, excluding covered loans, per the most recent analysis at December 31, 2011 and 2010:

	Performing		Non-performing		Total
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
(Dollars in thousands)	2011	2010	2011	2010	2011	2010
Loan Balances:
Commercial
Commercial and industrial	$1,434,297	$1,294,353	$16,154	$16,400	$1,450,451	$1,310,753
Franchise	140,983	119,488	1,792	—	142,775	119,488
Mortgage warehouse lines of credit	180,450	131,306	—	—	180,450	131,306
Community Advantage—homeowners association	77,504	75,542	—	—	77,504	75,542
Aircraft	20,397	24,618	—	—	20,397	24,618
Asset-based lending	464,665	288,562	1,072	417	465,737	288,979
Municipal	78,319	56,343	—	—	78,319	56,343
Leases	72,134	41,498	—	43	72,134	41,541
Other	2,125	756	—	—	2,125	756
Purchased non-covered commercial (1)	8,421	—	—	—	8,421	—
Total commercial	2,479,295	2,032,466	19,018	16,860	2,498,313	2,049,326
Commercial real-estate
Residential construction	63,818	85,937	1,993	10,010	65,811	95,947
Commercial construction	167,718	129,852	2,158	1,820	169,876	131,672
Land	146,984	222,587	31,547	37,602	178,531	260,189
Office	543,832	522,613	10,614	12,718	554,446	535,331
Industrial	553,800	496,821	2,002	3,480	555,802	500,301
Retail	531,363	507,262	5,366	3,265	536,729	510,527
Multi-family	309,821	286,160	4,736	4,794	314,557	290,954
Mixed use and other	1,078,562	992,812	8,092	20,274	1,086,654	1,013,086
Purchased non-covered commercial real-estate (1)	51,855	—	—	—	51,855	—
Total commercial real-estate	3,447,753	3,244,044	66,508	93,963	3,514,261	3,338,007
Home equity	848,181	906,987	14,164	7,425	862,345	914,412
Residential real estate	342,977	347,251	6,619	6,085	349,596	353,336
Purchased non-covered residential real estate (1)	693	—	—	—	693
Premium finance receivables
Commercial insurance loans	1,399,418	1,248,817	13,036	16,683	1,412,454	1,265,500
Life insurance loans	1,096,708	826,119	54	180	1,096,762	826,299
Purchased life insurance loans (1)	598,463	695,587	—	—	598,463	695,587
Indirect consumer	64,093	50,638	452	509	64,545	51,147
Consumer and other	123,633	106,019	233	253	123,866	106,272
Purchased non-covered consumer and other (1)	79	—	—	—	79	—
Total loans, net of unearned income, excluding covered loans	$10,401,293	$9,457,928	$120,084	$141,958	$10,521,377	$9,599,886

(1)	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30.

A summary of the activity in the allowance for credit losses by loan portfolio (excluding covered loans) for the years ended December 31, 2011 and 2010 is as follows:

Year Ended December 31, 2011 (Dollars in thousands)	Commercial	Commercial Real-estate	Home Equity	Residential Real-estate	Premium Finance Receivable	Indirect Consumer	Consumer and Other	Total, Excluding Covered Loans
Allowance for credit losses
Allowance for loan losses at beginning of period	$31,777	$62,618	$6,213	$5,107	$6,319	$526	$1,343	$113,903
Reclassification to/from allowance for unfunded lending-related commitments	1,606	298	—	—	—	—	—	1,904
Charge-offs	(31,951)	(62,698)	(5,020)	(4,115)	(6,892)	(244)	(1,532)	(112,452)
Recoveries	1,258	1,386	64	10	6,018	220	150	9,106
Provision for credit losses	28,547	54,801	6,455	4,026	1,769	143	2,179	97,920
Allowance for loan losses at period end	$31,237	$56,405	$7,712	$5,028	$7,214	$645	$2,140	$110,381
Allowance for unfunded lending-related commitments at period end	$45	$13,186	$—	$—	$—	$—	$—	$13,231
Allowance for credit losses at period end	$31,282	$69,591	$7,712	$5,028	$7,214	$645	$2,140	$123,612
Individually evaluated for impairment	3,124	27,007	2,963	992	—	5	20	34,111
Collectively evaluated for impairment	28,158	42,584	4,749	4,036	7,214	640	2,120	89,501
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Loans at period end
Individually evaluated for impairment	$28,288	$171,372	$15,778	$10,792	$—	$75	$233	$226,538
Collectively evaluated for impairment	2,461,604	3,291,034	846,567	338,804	2,509,216	64,470	123,633	9,635,328
Loans acquired with deteriorated credit quality	8,421	51,855	—	693	598,463	—	79	659,511

Year Ended December 31, 2010 (Dollars in thousands)	Commercial	Commercial Real-estate	Home Equity	Residential Real-estate	Premium Finance Receivable	Indirect Consumer	Consumer and Other	Total, Excluding Covered Loans
Allowance for credit losses
Allowance for loan losses at beginning of period	$28,012	$50,952	$9,013	$3,139	$3,816	$1,368	$1,977	$98,277
Other adjustments	—	—	—	—	1,943	—	—	1,943
Reclassification to/from allowance for unfunded lending-related commitments	(1,650)	349	—	—	—	—	—	(1,301)
Charge-offs	(18,592)	(61,873)	(5,926)	(1,143)	(23,238)	(967)	(1,141)	(112,880)
Recoveries	1,140	914	24	12	781	198	131	3,200
Provision for credit losses	22,867	72,276	3,102	3,099	23,017	(73)	376	124,664
Allowance for loan losses at period end	$31,777	$62,618	$6,213	$5,107	$6,319	$526	$1,343	$113,903
Allowance for unfunded lending-related commitments at period end	$1,650	$2,484	$—	$—	$—	$—	$—	$4,134
Allowance for credit losses at period end	$33,427	$65,102	$6,213	$5,107	$6,319	$526	$1,343	$118,037
Individually evaluated for impairment	$7,729	$23,366	$961	$461	$—	$4	$—	$32,521
Collectively evaluated for impairment	$25,698	$41,736	$5,252	$4,646	$6,319	$522	$1,343	$85,516
Loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—	$—

Loans at period end
Individually evaluated for impairment	$21,842	$103,763	$6,441	$3,284	$—	$9	$69	$135,408
Collectively evaluated for impairment	2,027,484	3,234,244	907,971	350,052	2,091,799	51,138	106,203	8,768,891
Loans acquired with deteriorated credit quality	—	—	—	—	695,587	—	—	695,587

A summary of activity in the allowance for covered loan losses for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended
	December 31,	December 31,
(Dollars in thousands)	2011	2010

Balance at beginning of period	$—	$—
Provision for covered loan losses before benefit attributable to FDIC loss share agreements	23,275	—
Benefit attributable to FDIC loss share agreements	(18,620)	—

Net provision for covered loan losses	4,655	—
Increase in FDIC indemnification asset	18,618	—
Loans charged-off	(10,298)	—
Recoveries of loans charged-off	2	—

Net charge-offs	(10,296)	—

Balance at end of period	$12,977	$—

In conjunction with FDIC-assisted transactions, the Company entered into loss share agreements with the FDIC. Additional expected losses, to the extent such expected losses result in the recognition of an allowance for loan losses, will increase the loss share assets. The allowance for loan losses for loans acquired in FDIC-assisted transactions is determined without giving consideration to the amounts recoverable through loss share agreements (since the loss share agreements are separately accounted for and thus presented "gross" on the balance sheet). On the Consolidated Statements of Income, the provision for credit losses is reported net of changes in the amount recoverable under the loss share agreements. Reductions to expected losses, to the extent such reductions to expected losses are the result of an improvement to the actual or expected cash flows from the covered assets, will reduce the loss share assets. Additions to expected losses will require an increase to the allowance for loan losses, and a corresponding increase to the loss share assets.

Impaired Loans

A summary of impaired loans, including restructured loans, is as follows:

(Dollars in thousands)	2011	2010
Impaired loans (included in non-performing and restructured loans):
Impaired loans with an allowance for loan loss required (1)	$115,779	$115,381
Impaired loans with no allowance for loan loss required	110,759	86,893

Total impaired loans (2)	$226,538	$202,274

Allowance for loan losses related to impaired loans	$21,488	$30,626
Restructured loans	$130,518	$101,190
Reduction of interest income from non-accrual loans	$4,623	$2,699
Interest income recognized on impaired loans	$12,470	$12,999

(1)	These impaired loans require an allowance for loan losses because the estimated fair value of the loans or related collateral is less than the recorded investment in the loans.

(2)

Impaired loans are considered by the Company to be non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest.

The following tables present impaired loans evaluated for impairment by loan class as of December 31, 2011 and 2010:

	As of			For the Year Ended
December 31, 2011 (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a related ASC 310 allowance recorded
Commercial
Commercial and industrial	$7,743	$9,083	$2,506	$9,113	$510
Franchise	1,792	1,792	394	1,792	122
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	785	1,452	178	1,360	81
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	1,993	2,068	374	1,993	122
Commercial construction	3,779	3,779	952	3,802	187
Land	27,657	29,602	6,253	29,085	1,528
Office	11,673	13,110	2,873	13,209	709
Industrial	663	676	159	676	46
Retail	13,728	13,732	480	13,300	504
Multi-family	7,149	7,155	1,892	7,216	330
Mixed use and other	20,386	21,337	1,447	21,675	1,027
Home equity	11,828	12,600	2,963	12,318	652
Residential real estate	6,478	6,681	992	6,535	220
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	31	32	5	33	3
Consumer and other	94	95	20	99	7
Impaired loans with no related ASC 310 allowance recorded
Commercial
Commercial and industrial	$17,680	$20,365	$—	$21,841	$1,068
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	287	287	—	483	25
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	4,284	4,338	—	4,189	175
Commercial construction	9,792	9,792	—	10,249	426
Land	15,991	23,097	—	19,139	1,348
Office	9,162	11,421	—	11,235	550
Industrial	4,569	4,780	—	4,750	198
Retail	15,841	15,845	—	15,846	815
Multi-family	2,347	3,040	—	3,026	127
Mixed use and other	22,359	25,015	—	24,370	1,297
Home equity	3,950	4,707	—	4,784	184
Residential real estate	4,314	5,153	—	4,734	191
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	44	55	—	56	6
Consumer and other	139	141	—	146	12

Total loans, net of unearned income, excluding covered loans	$226,538	$251,230	$21,488	$247,054	$12,470

	As of			For the Year Ended
December 31, 2010 (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a related ASC 310 allowance recorded
Commercial
Commercial and industrial	$17,678	$19,789	$5,939	$19,574	$982
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	407	976	140	876	60
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	7,978	8,941	710	9,067	621
Commercial construction	719	719	631	722	37
Land	26,671	27,424	5,598	28,443	1,611
Office	13,186	13,723	3,718	13,448	917
Industrial	2,761	2,761	301	893	31
Retail	8,635	9,171	1,271	9,150	465
Multi-family	5,939	6,767	2,062	6,691	327
Mixed use and other	21,755	22,885	7,104	23,310	1,466
Home equity	6,356	6,553	961	6,494	365
Residential real estate	3,283	3,283	461	3,288	170
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	—	—	—	—	—
Consumer and other	13	13	4	15	1
Impaired loans with no related ASC 310 allowance recorded
Commercial
Commercial and industrial	$12,407	$16,368	$157	$13,210	$971
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	10	130	—	121	9
Municipal	—	—	—	—	—
Leases	43	336	—	491	36
Other	—	—	—	—	—
Commercial real-estate
Residential construction	6,063	6,138	127	5,927	268
Commercial construction	1,713	1,713	5	1,715	97
Land	31,598	43,319	1,035	34,258	2,361
Office	6,365	6,563	78	6,370	358
Industrial	3,869	3,868	49	4,086	286
Retail	6,155	6,155	75	6,153	346
Multi-family	2,238	4,479	27	2,584	150
Mixed use and other	13,738	15,569	124	14,343	919
Home equity	1,069	1,142	13	1,119	39
Residential real estate	1,485	1,486	34	1,478	93
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	59	67	1	68	7
Consumer and other	81	81	1	88	6
Total loans, net of unearned income, excluding covered loans	$202,274	$230,419	$30,626	$213,982	$12,999

Average recorded investment in impaired loans for the years ended December 31, 2011, 2010, and 2009 were $247.1 million, $214.0 million, and $164.4 million, respectively. Interest income recognized on impaired loans was $12.5 million, $13.0 million, and $10.1 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Restructured Loans

At December 31, 2011, the Company had $130.5 million in loans with modified terms. The $130.5 million in modified loans represents 168 credit relationships in which economic concessions were granted to certain borrowers to better align the terms of their loans with their current ability to pay.

The Company's approach to restructuring loans is built on its credit risk rating system which requires credit management personnel to assign a credit risk rating to each loan. In each case, the loan officer is responsible for recommending a credit risk rating for each loan and ensuring the credit risk ratings are appropriate. These credit risk ratings are then reviewed and approved by the bank's chief credit officer and/or concurrence credit officer. Credit risk ratings are determined by evaluating a number of factors including a borrower's financial strength, cash flow coverage, collateral protection and guarantees. The Company's credit risk rating scale is one through ten with higher scores indicating higher risk. In the case of loans rated six or worse following modification, the Company's Managed Assets Division evaluates the loan and the credit risk rating and determines that the loan has been restructured to be reasonably assured of repayment and of performance according to the modified terms and is supported by a current, well-documented credit assessment of the borrower's financial condition and prospects for repayment under the revised terms.

A modification of a loan with an existing credit risk rating of six or worse or a modification of any other credit, which will result in a restructured credit risk rating of six or worse must be reviewed for TDR classification. In that event, our Managed Assets Division conducts an overall credit and collateral review. A modification of a loan is considered to be a TDR if both (1) the borrower is experiencing financial difficulty and (2) for economic or legal reasons, the bank grants a concession to a borrower that it would not otherwise consider. The modification of a loan where the credit risk rating is five or better both before and after such modification is not considered to be a TDR. Based on the Company's credit risk rating system, it considers that borrowers whose credit risk rating is five or better are not experiencing financial difficulties and therefore, are not considered TDRs.

TDRs are reviewed at the time of modification and on a quarterly basis to determine if a specific reserve is needed. The carrying amount of the loan is compared to the expected payments to be received, discounted at the loan's original rate, or for collateral dependent loans, to the fair value of the collateral. Any shortfall is recorded as a specific reserve.

All credits determined to be a TDR will continue to be classified as a TDR in all subsequent periods, unless the borrower has been in compliance with the loan's modified terms for a period of six months (including over a calendar year-end) and the modified interest rate represented a market rate at the time of a restructuring. The Managed Assets Division, in consultation with the respective loan officer, determines whether the modified interest rate represented a current market rate at the time of restructuring. Using knowledge of current market conditions and rates, competitive pricing on recent loan originations, and an assessment of various characteristics of the modified loan (including collateral position and payment history), an appropriate market rate for a new borrower with similar risk is determined. If the modified interest rate meets or exceeds this market rate for a new borrower with similar risk, the modified interest rate represents a market rate at the time of restructuring. Additionally, before removing a loan from TDR classification, a review of the current or previously measured impairment on the loan and any concerns related to future performance by the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review by the Managed Assets Division, the TDR classification is not removed from the loan.

Each restructured loan was reviewed for impairment at December 31, 2011 and approximately $2.9 million of impairment was present and appropriately reserved for through the Company's normal reserving methodology in the Company's allowance for loan losses.

The tables below present a summary of the post-modification balance of loans restructured during the years ended December, 31, 2011, 2010 and 2009, which represent a troubled debt restructuring:

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2011	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	24	$6,956	11	$2,273	14	$1,933	13	$3,780	2	$135
Commercial real-estate
Residential construction	1	1,105	1	1,105	—	—	1	1,105	—	—
Commercial construction	8	12,140	7	11,673	3	9,402	1	467	—	—
Land	7	7,971	7	7,971	2	2,981	—	—	—	—
Office	9	8,870	6	4,780	6	4,036	3	4,292	—	—
Industrial	5	5,334	5	5,334	4	3,494	2	2,181	—	—
Retail	14	19,113	11	16,981	5	3,963	5	5,191	—	—
Multi-family	6	4,415	6	4,415	5	3,866	—	—	—	—
Mixed use and other	33	28,708	21	14,775	28	25,921	10	8,068	—	—
Residential real estate and other	16	5,916	7	2,326	13	5,262	4	1,390	—	—
Total loans	123	$100,528	82	$71,633	80	$60,858	39	$26,474	2	$135

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2010	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	36	$14,916	31	$12,468	10	$4,795	15	$5,151	1	$1,050
Commercial real-estate
Residential construction	8	8,503	6	6,760	3	4,863	—	—	2	1,743
Commercial construction	3	2,005	3	2,005	1	377	1	377	—	—
Land	12	18,454	11	18,359	3	5,276	6	5,471	—	—
Office	7	11,164	3	3,304	5	7,936	5	7,918	—	—
Industrial	3	3,386	3	3,386	2	3,149	2	686	—	—
Retail	11	10,746	4	3,186	7	6,811	8	8,138	—	—
Multi-family	9	8,808	7	4,191	5	5,735	6	6,164	3	2,644
Mixed use and other	20	16,649	7	4,394	15	10,948	12	11,994	1	250
Residential real estate and other	4	3,269	2	2,591	3	1,569	2	1,334	—	—
Total loans	113	$97,900	77	$60,644	54	$51,459	57	$47,233	7	$5,687

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2009	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	10	$7,023	9	$6,973	8	$5,173	7	$4,130	2	$1,143
Other	1	3,923	—	—	1	3,923	1	3,923	—	—
Commercial real-estate
Residential construction	3	3,093	3	3,093	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—	—	—	—	—
Land	1	2,691	1	2,691	1	2,691	—	—	—	—
Office	4	2,625	3	1,257	4	2,625	4	2,625	—	—
Industrial	1	1,502	—	—	1	1,502	1	1,502	—	—
Retail	3	3,783	1	593	2	3,190	2	3,190	—	—
Multi-family	9	4,860	8	4,634	8	3,993	9	4,860	—	—
Mixed use and other	8	2,698	8	2,698	5	1,804	7	2,378	—	—
Residential real estate and other	1	234	1	234	1	234	—	—	—	—
Total loans	41	$32,432	34	$22,173	31	$25,135	31	$22,608	2	$1,143

(1)	Restructured loans may have more than one modification representing a concession. As such, restructured loans during the period may be represented in more than one of the categories noted above.

During the year ended December 31, 2011, $100.5 million, or 123 loans, were determined to be troubled debt restructurings, compared to $97.9 million or 113 loans and $32.4 million or 41 loans, in the years ended 2010 and 2009, respectively. Of these loans extended at below market terms, the weighted average extension had a term of approximately 11 months in 2011 compared to 13 months in 2010 and 15 months in 2009. Further, the weighted average decrease in the stated interest rate for loans with a reduction of interest rate during the period was approximately 192 basis points, 181 basis points and 170 basis points during the years ended December 31, 2011, 2010 and 2009, respectively. Interest-only payment terms were approximately 9 months during the year ended 2011 compared to 11 months and 10 months for the years ended 2010 and 2009, respectively. Additionally, approximately $67,000 of principal balance was forgiven during 2011, compared to $5.7 million and $875,000 forgiven during 2010 and 2009, respectively.

The tables below present a summary of loans restructured during the years ended December 31, 2011, 2010 and 2009, and subsequently defaulted under the restructured terms during the relevant period:

	Year Ended December 31, 2011				Year Ended December 31, 2010				Year Ended December 31, 2009
	Total		Payments in Default (1)		Total		Payments in Default (1)		Total		Payments in Default (1)
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	24	$6,956	6	$1,742	36	$14,916	11	$4,137	10	$7,023	—	$—
Other	—	—	—	—	—	—	—	—	1	3,923	—	—
Commercial real-estate
Residential construction	1	1,105	—	—	8	8,503	4	6,095	3	3,093	—	—
Commercial construction	8	12,140	1	467	3	2,005	1	981	—	—	—	—
Land	7	7,971	2	1,667	12	18,454	2	6,533	1	2,691	—	—
Office	9	8,870	2	2,239	7	11,164	1	2,672	4	2,625	—	—
Industrial	5	5,334	2	3,224	3	3,386	—	—	1	1,502	—	—
Retail	14	19,113	2	2,694	11	10,746	2	2,848	3	3,783	—	—
Multi-family	6	4,415	—	—	9	8,808	7	7,395	9	4,860	—	—
Mixed use and other	33	28,708	6	5,283	20	16,649	5	3,747	8	2,698	2	999
Residential real estate and other	16	5,916	4	908	4	3,269	2	1,936	1	234	—	—
Total loans	123	$100,528	25	$18,224	113	$97,900	35	$36,344	41	$32,432	2	$999

(1)	Restructured loans considered to be in payment default are over 30 days past-due subsequent to the restructuring.

Loan Securitization	12 Months Ended
Dec. 31, 2011
Loan Securitization [Abstract]
Loan Securitization

(6) Loan Securitization

During the third quarter of 2009, the Company entered into an off-balance sheet revolving period securitization transaction sponsored by FIFC. In connection with the securitization, premium finance receivables — commercial were transferred to FIFC Premium Funding, LLC (the "securitization entity"). Principal collections on loans in the securitization entity were initially used to subsequently acquire and transfer additional loans into the securitization entity during the stated revolving period. As of December 31, 2011, the stated revolving period has ended and the majority of collections are now being accumulated to payoff the issued instruments as scheduled. Additionally, upon the occurrence of certain events established in the representations and warranties, FIFC may be required to repurchase ineligible loans that were transferred to the entity. The Company's primary continuing involvement includes servicing the loans, retaining an undivided interest (the "seller's interest") in the loans, and holding certain retained interests.

Instruments issued by the securitization entity included $600 million Class A notes that bear an annual interest rate of one-month LIBOR plus 1.45% (the "Notes") and had an expected average term of 2.93 years with any unpaid balance due and payable in full on February 17, 2014. At the time of issuance, the Notes were eligible collateral under the New York Fed's TALF. Class B and Class C notes ("subordinated securities"), which are recorded in the form of zero coupon bonds, were also issued and were retained by the Company.

Subsequent to December 31, 2009, this securitization transaction is accounted for as a secured borrowing and the securitization entity is treated as a consolidated subsidiary of the Company under ASC 810 and ASC 860. Accordingly, beginning on January 1,2010, all of the assets and liabilities of the securitization entity are included directly on the Company's Consolidated Statements of Condition. The securitization entity's receivables underlying third-party investors' interests are recorded in loans, net of unearned income, excluding covered loans, an allowance for loan losses was established and the related debt issued is reported in secured borrowings—owed to securitization investors. Additionally, beginning on January 1, 2010, certain other of the Company's retained interests in the transaction, principally consisting of subordinated securities, cash collateral, and overcollateralization of loans, now constitute intercompany positions, which are eliminated in the preparation of the Company's Consolidated Statements of Condition.

Upon transfer of premium finance receivables — commercial to the securitization entity, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the securitization entity's creditors. The securitization entity has ownership of interest-bearing deposit balances that also have restrictions, the amounts of which are reported in interest-bearing deposits with other banks. Investment of the interest-bearing deposit balances is limited to investments that are permitted under the governing documents of the transaction. With the exception of the seller's interest in the transferred receivables, the Company's interests in the securitization entity's assets are generally subordinate to the interests of third-party investors and, as such, may not be realized by the Company if needed to absorb deficiencies in cash flows that are allocated to the investors in the securitization entity's debt.

The carrying values and classification of the restricted assets and liabilities relating to the securitization activities are shown in the table below.

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Cash collateral accounts	$4,427	$1,759
Collections and interest funding accounts	268,165	34,861

Interest-bearing deposits with banks - restricted for securitization investors	$272,592	$36,620

Loans, net of unearned income - restricted for securitization investors	$412,988	$648,439
Allowance for loan losses	(1,456)	(2,171)

Net loans - restricted for securitization investors	$411,532	$646,268

Other assets	2,319	2,289

Total assets	$686,443	$685,177

Secured borrowings - owed to securitization investors	$600,000	$600,000
Other liabilities	2,821	4,458

Total liabilities	$602,821	$604,458

The assets of the consolidated securitization entity are subject to credit, payment and interest rate risks on the transferred premium finance receivables — commercial. To protect investors, the securitization structure includes certain features that could result in earlier-than-expected repayment of the securities. Investors are allocated cash flows derived from activities related to the accounts comprising the securitized pool of receivables, the amounts of which reflect finance charges collected net of agent fees, certain fee assessments, and recoveries on charged-off accounts. From these cash flows, investors are reimbursed for charge-offs occurring within the securitized pool of receivables and receive the contractual rate of return and FIFC is paid a servicing fee as servicer. Any cash flows remaining in excess of these requirements are reported to investors as net yield and remitted to the Company. A net yield rate of less than 0% for a three month period would trigger an economic early amortization event. In addition to this performance measurement associated with the transferred loans, there are additional performance measurements and other events or conditions which could trigger an early amortization event. As of December 31, 2011, no economic or other early amortization events have occurred. Apart from the restricted assets related to securitization activities, the investors and the securitization entity have no recourse to the Company's other assets or credit for a shortage in cash flows.

The Company continues to service the loan receivables held by the securitization entity. FIFC receives a monthly servicing fee from the securitization entity based on a percentage of the monthly investor principal balance outstanding. Although the fee income to FIFC offsets the fee expense to the securitization entity and thus is eliminated in consolidation, failure to service the transferred loan receivables in accordance with contractual requirements could lead to a termination of the servicing rights and the loss of future servicing income.

Securitization Activity Prior to January 1, 2010

The following disclosures apply to the securitization activity of the Company prior to January 1, 2010, when transfers of receivables to the securitization entity were treated as sales in accordance with prior GAAP.

At December 31, 2009, the outstanding balance of loans transferred to the securitization entity was $597.9 million, of which $593.9 million were securitized and $4.0 million were maintained as seller's interests. The seller's interest was carried at historical cost and reported as loans, net of unearned income on the Company's Consolidated Statements of Condition.

Securitization Income

At the time of a loan securitization, the Company recorded a gain/(loss) on sale, which was calculated as the difference between the proceeds from the sale and the book basis of the loans sold. The book basis was determined by allocating the carrying amount of the sold loans between the loans sold and the interests retained based on their relative fair values. Such fair values were based on market prices at the date of transfer for the sold loans and on the estimated present value of future cash flows for retained interests. Gains on sale from securitizations are reported in gain on sales of premium finance receivables in the Company's Consolidated Statements of Income and were $5.7 million 2009. The income component resulting from the release of credit reserves upon classification as held- for-sale was reported as a reduction of provision for credit losses.

Also reported in gain on sales of premium finance receivables were changes in the fair value of the interest-only strip. This amount was the excess cash flow from interest collections allocated to the investors' interests after deducting the interest paid on investor certificates, credit losses, contractual servicing fees, and other expenses. Changes in the fair value of the interest-only strip of $2.4 million were reported in gain on sale of premium finance receivables in 2009.

The Company retained servicing responsibilities for the transferred loans and earns a related fee. Servicing fee income was $2.8 million for 2009 and is reported in other non-interest income in the Consolidated Statements of Income.

Retained Interests

The Company retained subordinated interests in the securitized loans. These interests included the subordinated securities, over- collateralization of loans, cash reserves, a servicing asset, and an interest-only strip. The following table presents the Company's retained interests at December 31, 2009:

(Dollars in thousands)
Subordinated securities (1)	$47,702
Residual interests held (2)	42,293
Servicing asset (2)	1,248

Total retained interests	$91,243

(1)	The subordinated securities were accounted for at fair value and reported as available-for-sale securities on the Company's Consolidated Statements of Condition with unrealized gains recorded in accumulated other comprehensive income. See Note 15 for further discussion on fair value.
(2)	The residual interests and servicing asset were accounted for at fair value and reported in other assets on the Company's Consolidated Statements of Condition. Retained interests held includes overcollateralization of loans, cash reserve deposits, and an interest-only strip. See Note 15 for further discussion on fair value.

Key economic assumptions used in the measuring of fair value and the sensitivity of the fair value to immediate adverse changes in those assumptions at December 31, 2009 for the Company's servicing asset and other interests held related to securitized loans are presented in the following table:

(Dollars in thousands)	Subordinated Securities	Residual Interests		Servicing Asset
Fair value of interest held	$47,702	$42,293		$1,248

Expected weighted-average life (in months)	3.4	3.4		3.4
Decrease in fair value from:
1 month reduction	$237	$(1,248)		$(181)
2 month reduction	$476	$(2,516)		$(363)

Discount rate assumptions	5.97%	8.75	%(1)	8.5%
Decrease in fair value from:
100 basis point increase	$(305)	$(222)		$(3)
200 basis point increase	$(608)	$(443)		$(6)

Credit loss assumption		0.27%		0.27%
Decrease in fair value from:
10% higher loss		$(73)		$—
20% higher loss		$(153)		$—

(1)	Excludes the discount rate on cash reserve deposits deemed to be immaterial.

The sensitivities in the table above are hypothetical and caution should be exercised when relying on this data. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear.

The following table summarizes the changes in the fair value of the Company's servicing asset for the year ended December 31, 2009:

(Dollars in thousands)
Beginning fair value	$—
Fair value determined upon transfer of loans	2,820
Changes in fair value due to changes in inputs and assumptions (1)	(1,610)
Other changes (2)	38

Ending fair value	$1,248

(1)	The Company measured servicing assets at fair value and reported the change in other non-interest income.
(2)	Represents accretable yield reported in other non-interest income.

The key economic assumptions used in measuring the fair value of the servicing asset included the prepayment speed and weighted- average life, the discount rate, and default rate. The primary risk of material changes in the value of the servicing asset resided in the potential volatility in the economic assumptions used, particularly the prepayment speed and weighted-average life.

Other Disclosures

The table below summarizes cash flows received from the securitization entity for the year ended December 31, 2009:

(Dollars in thousands)
Proceeds from new securitizations during the period	$600,000
Proceeds from collections reinvested in revolving securitizations	462,580
Servicing and other fees received	2,150
Excess spread received	7,228

The following table presents quantitative information about the premium finance receivables - commercial at December 31, 2009:

(Dollars in thousands)	Total Amount of Loans	Amount of Loans 30 days or More Past Due or on Nonaccrual	Net Credit Write-offs during the Year
Premium finance receivables — commercial	$1,324,015	$46,072	$7,537
Less: Premium finance receivables — commercial securitized	593,871	14,309	35

Premium finance receivables — commercial on-balance sheet	$730,144	$31,763	$7,502

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

(7) Mortgage Servicing Rights

Following is a summary of the changes in the carrying value of MSRs, accounted for at fair value, for the years ending December 31, 2011, 2010 and 2009:

(Dollars in thousands)	December 31, 2011	December 31, 2010	December 31, 2009
Balance at beginning of year	$8,762	$6,745	$3,990
Additions from loans sold with servicing retained	2,611	4,972	4,786
Estimate of changes in fair value due to:
Payoffs and paydowns	(2,430)	(2,468)	(2,321)
Changes in valuation inputs or assumptions	(2,243)	(487)	290

Fair value at end of year	$6,700	$8,762	$6,745

Unpaid principal balance of mortgage loans serviced for others	$958,749	$942,224	$738,372

The Company recognizes MSR assets upon the sale of residential real estate loans when it retains the obligation to service the loans and the servicing fee is more than adequate compensation. The recognition of MSR assets and subsequent change in fair value are recognized in mortgage banking revenue. MSRs are subject to changes in value from actual and expected prepayment of the underlying loans. The Company does not specifically hedge the value of its MSRs.

The Company uses a third party to assist in the valuation of its MSRs. Fair values are determined by using a discounted cash flow model that incorporates the objective characteristics of the portfolio as well as subjective valuation parameters that purchasers of servicing would apply to such portfolios sold into the secondary market. The subjective factors include loan prepayment speeds, interest rates, servicing costs and other economic factors.

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

(8) Business Combinations

FDIC-Assisted Transactions

Since April 2010, the Company has acquired the banking operations, including the acquisition of certain assets and the assumption of liabilities, of six financial institutions in FDIC-assisted transactions.

The following table presents details related to these transactions:

(Dollars in thousands)	Lincoln Park	Wheatland	Ravenswood	Community First Bank - Chicago	The Bank of Commerce	First Chicago

Date of acquisition	April 23, 2010	April 23, 2010	August 6, 2010	February 4, 2011	March 25, 2011	July 8, 2011

Fair value of assets acquired, at the acquisition date	$157,078	$343,870	$173,919	$50,891	$173,986	$768,873
Fair value of loans acquired, at the acquisition date	103,420	175,277	97,956	27,332	77,887	330,203
Fair value of liabilities assumed, at the acquisition date	192,018	415,560	122,943	49,779	168,472	741,508

Loans comprise the majority of the assets acquired in these transactions and are subject to loss sharing agreements with the FDIC whereby the FDIC has agreed to reimburse the Company for 80% of losses incurred on the purchased loans, other real estate owned, and certain other assets. Additionally, the loss share agreements with the FDIC require the Company to reimburse the FDIC in the event that actual losses on covered assets are lower than the original loss estimates agreed upon with the FDIC with respect of such assets in the loss share agreements. The Company refers to the loans subject to these loss-sharing agreements as "covered loans" and uses the term "covered assets" to refer to covered loans, covered OREO and certain other covered assets. At their respective acquisition dates, the Company estimated the fair value of the reimbursable losses to be approximately $273.3 million for the First Chicago acquisition, $48.9 million for TBOC acquisition and $6.7 million for the CFBC acquisition. For the three acquisitions subject to loss share agreements in 2010, the Company estimated the fair value of the reimbursable losses as of the acquisition date to be approximately $44.0 million for the Ravenswood acquisition, and $113.8 million for the Lincoln Park and Wheatland acquisitions. The agreements with the FDIC require that the Company follow certain servicing procedures or risk losing the FDIC reimbursement of covered asset losses.

The loans covered by the loss sharing agreements are classified and presented as covered loans and the estimated reimbursable losses are recorded as an FDIC indemnification asset in the Consolidated Statements of Condition. The Company recorded the acquired assets and liabilities at their estimated fair values at the acquisition date. The fair value for loans reflected expected credit losses at the acquisition date. Therefore, the Company will only recognize a provision for credit losses and charge-offs on the acquired loans for any further credit deterioration. See Note 5 — Allowance for Loan Losses, Allowance for Losses on Lending-Related Commitments and Impaired Loans for further discussion of the allowance on covered loans. These transactions resulted in bargain purchase gains of a total of $38.0 million in 2011, including $27.4 million for First Chicago, $8.6 million for TBOC and $2.0 million for CFBC, and are shown as a component of non-interest income on the Company's Consolidated Statements of Income. In 2010, FDIC-assisted transactions resulted in bargain purchase gains of a total of $33.3 million, including $6.8 million for Ravenswood, $22.3 million for Wheatland, and $4.2 million for Lincoln Park.

As stated above, in conjunction with FDIC-assisted transactions, the Company entered into loss share agreements with the FDIC. These agreements cover realized losses on loans, foreclosed real estate and certain other assets. These loss share assets are measured separately from the loan portfolios because they are not contractually embedded in the loans and are not transferable with the loans should the Company choose to dispose of them. Fair values at the acquisition dates were estimated based on projected cash flows available for loss-share based on the credit adjustments estimated for each loan pool and the loss share percentages. The loss share assets are also separately measured from the related loans and foreclosed real estate and recorded as FDIC indemnification assets on the Consolidated Statements of Condition. Subsequent to the acquisition date, reimbursements received from the FDIC for actual incurred losses will reduce the loss share assets. Reductions to expected losses, to the extent such reductions to expected losses are the result of an improvement to the actual or expected cash flows from the covered assets, will also reduce the loss share assets. Additions to expected losses, will require an increase to the allowance for loan losses, and a corresponding increase to the loss share assets.

The following table summarizes the activity in the Company's FDIC indemnification asset during the periods indicated:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Balance at beginning of period	$118,182	$—
Additions	343,231	160,644
Accretion	1,081	1,436
Expected reimbursements from the FDIC for changes in expected credit losses	(25,648)	193
Payments received from the FDIC	(92,595)	(44,091)

Balance at end of period	$344,251	$118,182

Other Bank Acquisitions

On September 30, 2011, the Company acquired ESBI. ESBI was the parent company of Elgin State Bank, which operated three banking locations in Elgin, Illinois. As part of this transaction, Elgin State Bank was merged into St. Charles. St. Charles acquired assets with a fair value of approximately $263.2 million, including $146.7 million of loans, and assumed liabilities with a fair value of approximately $248.4 million, including $241.1 million of deposits. Additionally, the Company recorded goodwill of $5.0 million on the acquisition.

On October 22, 2010, Wheaton Bank acquired a branch of First National Bank of Brookfield that is located in Naperville, Illinois. The acquired operations are operating as Naperville Bank & Trust. Wheaton Bank acquired assets with a fair value of approximately $22.9 million, including $10.7 million of loans, and assumed liabilities with a fair value of approximately $22.9 million, including $22.8 million of deposits. Additionally, the Company recorded goodwill of $1.7 million on the acquisition.

Wealth Management Acquisition

On July 1, 2011, the Company acquired Great Lakes Advisors, a Chicago-based investment manager with approximately $2.4 billion in assets under management. The Company acquired assets with a fair value of approximately $26.0 million and assumed liabilities with a fair value of approximately $8.8 million. The Company recorded goodwill of $15.7 million on the acquisition.

Mortgage Banking Acquisitions

On April 13, 2011, the Company acquired certain assets and assumed certain liabilities of the mortgage banking business of River City of Bloomington, Minnesota. Licensed to originate loans in five states, and with offices in Minnesota, Nebraska and North Dakota, River City originated nearly $500 million in mortgage loans in 2010.

On February 3, 2011, the Company acquired certain assets and assumed certain liabilities of the mortgage banking business of Woodfield of Rolling Meadows, Illinois. With offices in Rolling Meadows, Illinois and Crystal Lake, Illinois, Woodfield originated approximately $180 million in mortgage loans in 2010.

Life Insurance Premium Finance Acquisition

On July 28, 2009, FIFC, a wholly-owned subsidiary of the Company, purchased the majority of the U.S. life insurance premium finance assets of A.I. Credit Corp. and A.I. Credit Consumer Discount Company ("the sellers"), subsidiaries of American International Group, Inc. After giving effect to post-closing adjustments, an aggregate unpaid loan balance of $949.3 million was purchased for $685.3 million in cash. At closing, a portion of the portfolio, with an aggregate unpaid loan balance of $321.1 million, and a corresponding portion of the purchase price of $232.8 million were placed in escrow, pending the receipt of required third party consents. During the first quarter of 2010, based upon receipt of consents, the escrow was terminated and remaining funds released to the sellers and FIFC. Also, as a part of the purchase, $84.4 million of additional life insurance premium finance assets were available for future purchase by FIFC subject to the satisfaction of certain conditions. On October 2, 2009, the conditions were satisfied in relation to the majority of the additional life insurance premium finance assets and FIFC purchased $83.4 million of the $84.4 million of life insurance premium finance assets available for an aggregate purchase price of $60.5 million in cash.

Both life insurance premium finance asset purchases were accounted for as a single business combination under the acquisition method of accounting as required by applicable accounting guidance. Accordingly, the impact related to this transaction is included in the Company's financial statements only since the effective date of acquisition. The purchased assets and assumed liabilities were recorded at their respective acquisition date fair values, and identifiable intangible assets were recorded at fair value. Under ASC 805, a gain is recorded equal to the amount by which the fair value of assets purchased exceeded the fair value of liabilities assumed and consideration paid. As such, the Company recognized a $10.9 million bargain purchase gain in 2010, a $43.0 million bargain purchase gain in the fourth quarter of 2009 and a $113.1 million bargain purchase gain in the third quarter of 2009, relating to the loans acquired for which all contingencies were removed. As of March 31, 2010, the full amount of the bargain purchase gain had been recognized into income. This gain is shown as a component of non-interest income on the Company's Consolidated Statements of Income.

Purchased loans with evidence of credit quality deterioration since origination

Purchased loans acquired in a business combination are recorded at estimated fair value on their purchase date. Expected future cash flows at the purchase date in excess of the fair value of loans are recorded as interest income over the life of the loans if the timing and amount of the future cash flows is reasonably estimable ("accretable yield"). The difference between contractually required payments and the cash flows expected to be collected at acquisition is referred to as the non-accretable difference and represents probable losses in the portfolio.

In determining the acquisition date fair value of purchased impaired loans, and in subsequent accounting, the Company aggregates these purchased loans into pools of loans with common risk characteristics. Subsequent to the purchase date, increases in cash flows over those expected at the purchase date are recognized as interest income prospectively. Subsequent decreases to the expected cash flows will result in a provision for loan losses.

The Company purchased a portfolio of life insurance premium finance receivables in 2009. These purchased life insurance premium finance receivables are valued on an individual basis with the accretable component being recognized into interest income using the effective yield method over the estimated remaining life of the loans. The non-accretable portion is evaluated each quarter and if the loans' credit related conditions improve, a portion is transferred to the accretable component and accreted over future periods. In the event a specific loan prepays in whole, any remaining accretable and non-accretable discount is recognized in income immediately. If credit related conditions deteriorate, an allowance related to these loans will be established as part of the provision for credit losses.

See Note 4 — Loans, for more information on loans acquired with evidence of credit quality deterioration since origination.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

(9) Goodwill and Other Intangible Assets

A summary of the Company's goodwill assets by business segment is presented in the following table:

	January 1,	Goodwill	Impairment	December 31,
(Dollars in thousands)	2011	Acquired	Loss	2011
Community banking	$250,766	$8,570	$—	$259,336
Specialty finance	16,095	—	—	16,095
Wealth management	14,329	15,708	—	30,037

Total	$281,190	$24,278	$—	$305,468

The Community banking segment's goodwill increased $8.6 million in 2011 as a result of the ESBI acquisition as well as the acquisition of certain assets and the assumption of certain liabilities of the mortgage banking businesses of Woodfield and River City. The acquisition of ESBI, Woodfield and River City increased goodwill $5.0 million, $750,000, and $1.4 million, respectively. The remaining $1.5 million increase in the Community banking segment's goodwill in 2011 relates to additional contingent consideration paid to the former owner of Professional Mortgage Partners ("PMP"). Pursuant to the acquisition of PMP in December 2008, Wintrust was required to pay contingent consideration to the former owner of PMP as a result of attaining certain performance measures through December 2011.

The Wealth management segment's goodwill increased $15.7 million in 2011 as a result of the acquisition of Great Lakes Advisors.

A summary of finite-lived intangible assets as of the dates shown and the expected amortization as of December 31, 2011 is as follows:

	December 31,
(Dollars in thousands)	2011	2010
Specialty finance segment:
Customer list intangibles:
Gross carrying amount	$1,800	$1,800
Accumulated amortization	(460)	(253)

Net carrying amount	$1,340	$1,547

Community banking segment:
Core deposit intangibles:
Gross carrying amount	$35,587	$29,608
Accumulated amortization	(21,457)	(18,580)

Net carrying amount	$14,130	$11,028

Wealth management segment:
Customer list and other intangibles:
Gross carrying amount	$6,790	$3,252
Accumulated amortization	(190)	(3,252)

Net carrying amount	$6,600	$—

Total other intangible assets, net	$22,070	$12,575

Estimated amortization
Estimated - 2012	$4,112
Estimated - 2013	3,898
Estimated - 2014	3,421
Estimated - 2015	1,935
Estimated - 2016	1,422

The customer list intangibles recognized in connection with the purchase of U.S. life insurance premium finance assets in 2009 are being amortized over an 18-year period on an accelerated basis.

The increase in core deposit intangibles from 2010 was related to the acquisition of Elgin State Bank and the FDIC-assisted acquisitions of First Chicago, CFBC and TBOC during 2011. Core deposit intangibles recognized in connection with the Company's bank acquisitions are being amortized over ten-year periods on an accelerated basis.

Intangibles within the Wealth management segment were recognized in connection with the Company's acquisition of Great Lakes Advisors during the third quarter of 2011. These intangibles consist of customer list and trademark intangibles, which are being amortized over a 20-year period, as well as the value of certain executive non-compete agreements, which are being amortized over a two-year period.

Total amortization expense associated with finite-lived intangibles in 2011, 2010 and 2009 was $3.4 million, $2.7 million and $2.8 million, respectively.

Premises And Equipment, Net	12 Months Ended
Dec. 31, 2011
Premises And Equipment Net [Abstract]
Premises And Equipment, Net

(10) Premises and Equipment, Net

A summary of premises and equipment at December 31, 2011 and 2010 is as follows:

	December 31,
(Dollars in thousands)	2011	2010
Land	$101,260	$88,059
Buildings and leasehold improvements	340,901	296,590
Furniture, equipment, and computer software	116,960	102,494
Construction in progress	19,341	5,974

	578,462	493,117
Less: Accumulated depreciation and amortization	146,950	129,421

Total premises and equipment, net	$431,512	$363,696

Depreciation and amortization expense related to premises and equipment, totaled $19.1 million in 2011, $17.1 million in 2010 and $17.4 million in 2009.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

(11) Deposits

The following is a summary of deposits at December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010
Balance:
Non-interest bearing	$1,785,433	$1,201,194
NOW	1,698,778	1,561,507
Wealth management deposits	788,311	658,660
Money market	2,263,253	1,759,866
Savings	888,592	744,534
Time certificates of deposit	4,882,900	4,877,912

Total deposits	$12,307,267	$10,803,673

Mix:
Non-interest bearing	15%	11%
NOW	14	15
Wealth management deposits	6	6
Money market	18	16
Savings	7	7
Time certificates of deposit	40	45

Total deposits	100%	100%

Wealth management deposits represent deposit balances (primarily money market accounts) at the Company's subsidiary banks from brokerage customers of WHI, trust and asset management customers of CTC and brokerage customers from unaffiliated companies.

The scheduled maturities of time certificates of deposit at December 31, 2011 and 2010 are as follows:

(Dollars in thousands)	2011	2010
Due within one year	$3,239,761	$3,100,161
Due in one to two years	1,004,024	1,020,608
Due in two to three years	235,585	399,507
Due in three to four years	290,741	117,633
Due in four to five years	108,511	236,059
Due after five years	4,278	3,944

Total time certificate of deposits	$4,882,900	$4,877,912

The following table sets forth the scheduled maturities of time deposits in denominations of $100,000 or more at December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010
Maturing within three months	$550,816	$532,745
After three but within six months	593,851	511,991
After six but within 12 months	869,243	755,095
After 12 months	1,160,709	1,131,162

Total	$3,174,619	$2,930,993

Notes Payable	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
Notes Payable

(12) Notes Payable

At December 31, 2011, the Company had notes payable of $52.8 million. The Company had a $51.0 million outstanding balance of notes payable, with an interest rate of 4.50%, under a $76.0 million loan agreement ("Agreement") with unaffiliated banks. The Agreement consists of a $75.0 million revolving credit facility, maturing on October 26, 2012, and a $1.0 million term loan maturing on June 1, 2015. The Agreement was amended on October 28, 2011, effectively extending the maturity date on the revolving credit facility from October 28, 2011 to October 26, 2012 and increasing the availability under the credit facility from $50.0 million to $75.0 million. At December 31, 2011, $50.0 million was outstanding on the $75.0 million revolving credit facility. Borrowings under the Agreement that are considered "Base Rate Loans" will bear interest at a rate equal to the higher of (1) 450 basis points and (2) for the applicable period, the highest of (a) the federal funds rate plus 100 basis points, (b) the lender's prime rate plus 50 basis points, and (c) the Eurodollar Rate (as defined below) that would be applicable for an interest period of one month plus 150 basis points. Borrowings under the Agreement that are considered "Eurodollar Rate Loans" will bear interest at a rate equal to the higher of (1) the British Bankers Association's LIBOR rate for the applicable period plus 350 basis points (the "Eurodollar Rate") and (2) 450 basis points. A commitment fee is payable quarterly equal to 0.50% of the actual daily amount by which the lenders' commitment under the revolving note exceeded the amount outstanding under such facility.

The Agreement is secured by the stock of some of the banks and contains several restrictive covenants, including the maintenance of various capital adequacy levels, asset quality and profitability ratios, and certain restrictions on dividends and other indebtedness. At December 31, 2011, the Company is in compliance with all debt covenants. The Agreement is available to be utilized, as needed, to provide capital to fund continued growth at the Company's banks and to serve as an interim source of funds for acquisitions, common stock repurchases or other general corporate purposes.

As a result of the acquisition of Great Lakes Advisors, the Company assumed an unsecured promissory note to a Great Lakes Advisor shareholder ("Promissory Note") with an outstanding balance of $1.8 million as of December 31, 2011. Under the Promissory Note, the Company will make quarterly principal payments and pay interest at a rate of the federal funds rate plus 100 basis points. As of December 31, 2011, the current interest rate was 1.25%.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances

(13) Federal Home Loan Bank Advances

A summary of the outstanding FHLB advances at December 31, 2011 and 2010, is as follows:

(Dollars in thousands)	2011	2010
1.39% advance due February 2012	$8,000	$8,000
1.48% advance due April 2012	52,000	52,000
2.96% advance due January 2013	5,000	5,000
2.01% advance due February 2013	30,000	30,000
2.07% advance due April 2013	69,000	69,000
3.92% advance due April 2013	1,500	1,500
3.34% advance due June 2013	42,000	42,000
1.45% advance due July 2013	26,000	26,000
2.62% advance due April 2014	25,000	25,000
1.94% advance due July 2014	10,000	10,000
1.58% advance due September 2014	25,473	—
1.63% advance due September 2014	25,508	—
4.12% advance due February 2015	25,000	25,000
4.55% advance due February 2016	45,000	45,000
4.83% advance due May 2016	50,000	50,000
3.47% advance due November 2017	10,000	10,000
4.18% advance due February 2022	25,000	25,000

Federal Home Loan Bank advances	$474,481	$423,500

Federal Home Loan Bank advances consist of fixed rate obligations of the banks and are collateralized by qualifying residential real estate and home equity loans and certain securities. FHLB advances are stated at par value adjusted for unamortized fair value adjustments recorded in connection with advances acquired through acquisitions. The Company did not restructure any FHLB advances in 2011, but restructured $220.0 million of FHLB advances, paying $10.1 million in prepayment fees in 2010. These prepayment fees are classified in other assets on the Consolidated Statements of Condition and are amortized as an adjustment to interest expense using the effective-interest method. The restructurings in 2010 were done in order to achieve lower interest rates and extend maturities.

Approximately $40.0 million of the FHLB advances outstanding at December 31, 2011, have varying call dates ranging from January 2012 to February 2012. At December 31, 2011, the weighted average contractual interest rate on FHLB advances was 2.84% and the weighted average effective interest rate, which reflects amortization of fair value adjustments associated with FHLB advances acquired through acquisitions, was 2.76%.

The banks have arrangements with the FHLB whereby, based on available collateral, they could have borrowed an additional $131.9 million at December 31, 2011.

Subordinated Notes	12 Months Ended
Dec. 31, 2011
Subordinated Notes [Abstract]
Subordinated Notes

(14) Subordinated Notes

A summary of the subordinated notes at December 31, 2011 and 2010 is as follows:

(Dollars in thousands)	2011	2010
Subordinated note, due October 29, 2012	$5,000	$10,000
Subordinated note, due May 1, 2013	10,000	15,000
Subordinated note, due May 29, 2015	20,000	25,000

Total subordinated notes	$35,000	$50,000

The original principal balance of each subordinated note was $25.0 million. Each subordinated note requires annual principal payments of $5.0 million beginning in the sixth year of the note. The first $5.0 million payment was made in the fourth quarter of 2008. The interest rate on each subordinated note is calculated at a rate equal to LIBOR plus 130 basis points. At December 31, 2011 and 2010, the weighted average contractual interest rate on the subordinated notes was 1.83%. In connection with the issuances of subordinated notes, the Company incurred costs totaling $1.0 million. These costs are included in other assets and are being amortized to interest expense using a method that approximates the effective interest method. At December 31, 2011 and 2010, the unamortized balances of these costs were $27,000 and $77,000, respectively. The subordinated notes qualify as Tier II capital under the regulatory capital requirements, subject to restrictions.

Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
Other Borrowings

(15) Other Borrowings

The following is a summary of other borrowings at December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010
Securities sold under repurchase agreements	413,333	217,289
Other	30,420	43,331
Secured borrowings - owed to securitization investors	600,000	600,000

Total other borrowings	$1,043,753	$860,620

Securities sold under repurchase agreements represent $105.1 million and $77.6 million of customer sweep accounts in connection with master repurchase agreements at the banks at December 31, 2011 and 2010, respectively, as well as $308.3 million and $139.7 million of short-term borrowings from banks and brokers at December 31, 2011 and 2010, respectively. Securities pledged for these borrowings are maintained under the Company's control and consist of U.S. Government agency, mortgage-backed and corporate securities. These securities are included in the available-for-sale securities portfolio as reflected on the Company's Consolidated Statements of Condition.

Other borrowings at December 31, 2011 represent the junior subordinated amortizing notes issued by the Company in connection with the issuance of the TEUs in December 2010. These junior subordinated notes were recorded at their initial principal balance of $44.7 million, net of issuance costs. These notes have a stated interest rate of 9.5% and require quarterly principal and interest payments of $4.3 million, with an initial payment of $4.6 million that was paid on March 15, 2011. The issuance costs are being amortized to interest expense using the effective-interest method. The scheduled final installment payment on the notes is December 15, 2013. See Note 24 — Shareholders' Equity for further discussion of the TEUs.

During the third quarter of 2009, the Company entered into an off-balance sheet securitization transaction sponsored by FIFC. In connection with the securitization, premium finance receivables - commercial were transferred to FIFC Premium Funding, LLC, a QSPE. The QSPE issued $600 million Class A notes that bear an annual interest rate of one-month LIBOR plus 1.45% (the "Notes") and had an expected average term of 2.93 years with any unpaid balance due and payable in full on February 17, 2014. At the time of issuance, the Notes were eligible collateral under TALF. These notes are reflected on the Company's Consolidated Statements of Condition as secured borrowings owed to securitization investors. See Note 8 — Loan Securitization, for more information on the QSPE.

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures

(16) Junior Subordinated Debentures

As of December 31, 2011, the Company owned 100% of the common securities of nine trusts, Wintrust Capital Trust III, Wintrust Statutory Trust IV, Wintrust Statutory Trust V, Wintrust Capital Trust VII, Wintrust Capital Trust VIII, Wintrust Capital Trust IX, Northview Capital Trust I, Town Bankshares Capital Trust I, and First Northwest Capital Trust I (the "Trusts") set up to provide long- term financing. The Northview, Town and First Northwest capital trusts were acquired as part of the acquisitions of Northview Financial Corporation, Town Bankshares, Ltd., and First Northwest Bancorp, Inc., respectively. The Trusts were formed for purposes of issuing trust preferred securities to third-party investors and investing the proceeds from the issuance of the trust preferred securities and common securities solely in junior subordinated debentures issued by the Company (or assumed by the Company in connection with an acquisition), with the same maturities and interest rates as the trust preferred securities. The junior subordinated debentures are the sole assets of the Trusts. In each Trust, the common securities represent approximately 3% of the junior subordinated debentures and the trust preferred securities represent approximately 97% of the junior subordinated debentures.

The Trusts are reported in the Company's consolidated financial statements as unconsolidated subsidiaries. Accordingly, in the Consolidated Statements of Condition, the junior subordinated debentures issued by the Company to the Trusts are reported as liabilities and the common securities of the Trusts, all of which are owned by the Company, are included in available-for-sale securities.

The following table provides a summary of the Company's junior subordinated debentures as of December 31, 2011 and 2010. The junior subordinated debentures represent the par value of the obligations owed to the Trusts.

			Junior Subordinated						Earliest
	Common	Trust Preferred	Debentures		Rate	Contractual rate	Issue	Maturity	Redemption
(Dollars in thousands)	Securities	Securities	2011	2010	Structure	at 12/31/11	Date	Date	Date
Wintrust Capital Trust III	$774	$25,000	$25,774	$25,774	L+3.25	3.65%	04/2003	04/2033	04/2008
Wintrust Statutory Trust IV	619	20,000	20,619	20,619	L+2.80	3.38%	12/2003	12/2033	12/2008
Wintrust Statutory Trust V	1,238	40,000	41,238	41,238	L+2.60	3.18%	05/2004	05/2034	06/2009
Wintrust Capital Trust VII	1,550	50,000	51,550	51,550	L+1.95	2.50%	12/2004	03/2035	03/2010
Wintrust Capital Trust VIII	1,238	40,000	41,238	41,238	L+1.45	2.03%	08/2005	09/2035	09/2010
Wintrust Captial Trust IX	1,547	50,000	51,547	51,547	L+1.63	2.18%	09/2006	09/2036	09/2011
Northview Capital Trust I	186	6,000	6,186	6,186	L+3.00	3.43%	08/2003	11/2033	08/2008
Town Bankshares Capital Trust I	186	6,000	6,186	6,186	L+3.00	3.43%	08/2003	11/2033	08/2008
First Northwest Capital Trust I	155	5,000	5,155	5,155	L+3.00	3.58%	05/2004	05/2034	05/2009

Total			$249,493	$249,493		2.73%

The junior subordinated debentures totaled $249.5 million at December 31, 2011 and December 31, 2010.

The interest rates on the variable rate junior subordinated debentures are based on the three-month LIBOR rate and reset on a quarterly basis. The interest rate on the Wintrust Capital Trust IX junior subordinated debentures, previously fixed at 6.84%, changed to a variable rate equal to three-month LIBOR plus 1.63% effective September 15, 2011. At December 31, 2011, the weighted average contractual interest rate on the junior subordinated debentures was 2.73%. The Company entered into $225 million of interest rate swaps to hedge the variable cash flows on certain junior subordinated debentures. The hedge-adjusted rate on the junior subordinated debentures on December 31, 2011, was 5.27%. Distributions on the common and preferred securities issued by the Trusts are payable quarterly at a rate per annum equal to the interest rates being earned by the Trusts on the junior subordinated debentures. Interest expense on the junior subordinated debentures is deductible for income tax purposes.

The Company has guaranteed the payment of distributions and payments upon liquidation or redemption of the trust preferred securities, in each case to the extent of funds held by the Trusts. The Company and the Trusts believe that, taken together, the obligations of the Company under the guarantees, the junior subordinated debentures, and other related agreements provide, in the aggregate, a full, irrevocable and unconditional guarantee, on a subordinated basis, of all of the obligations of the Trusts under the trust preferred securities. Subject to certain limitations, the Company has the right to defer the payment of interest on the junior subordinated debentures at any time, or from time to time, for a period not to exceed 20 consecutive quarters. The trust preferred securities are subject to mandatory redemption, in whole or in part, upon repayment of the junior subordinated debentures at maturity or their earlier redemption. The junior subordinated debentures are redeemable in whole or in part prior to maturity at any time after the earliest redemption dates shown in the table, and earlier at the discretion of the Company if certain conditions are met, and, in any event, only after the Company has obtained Federal Reserve approval, if then required under applicable guidelines or regulations.

The junior subordinated debentures, subject to certain limitations, qualify as Tier 1 capital of the Company for regulatory purposes. The amount of junior subordinated debentures and certain other capital elements in excess of those certain limitations could be included in Tier 2 capital, subject to restrictions. At December 31, 2011, all of the junior subordinated debentures, net of the Common Securities, were included in the Company's Tier 1 regulatory capital.

Minimum Lease Commitments	12 Months Ended
Dec. 31, 2011
Minimum Lease Commitments [Abstract]
Minimum Lease Commitments

(17) Minimum Lease Commitments

The Company occupies certain facilities under operating lease agreements. Gross rental expense related to the Company's operating leases was $7.9 million in 2011, $6.2 million in 2010 and $5.5 million in 2009. The Company also leases certain owned premises and receives rental income from such lease agreements. Gross rental income related to the Company's buildings totaled $3.8 million, $2.4 million and $2.2 million, in 2011, 2010 and 2009, respectively. The approximate minimum annual gross rental payments and gross rental income under noncancelable agreements for office space with remaining terms in excess of one year as of December 31, 2011, are as follows (in thousands):

	Payments	Income
2012	$4,189	$2,454
2013	3,989	2,157
2014	3,313	1,694
2015	2,933	1,541
2016	2,927	1,043
2017 and thereafter	9,011	1,513
Total minimum future amounts	$26,362	$10,402

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(18) Income Taxes

Income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Current income taxes:
Federal	$40,312	$46,169	$(7,361)
State	10,785	7,281	517

Total current income taxes	$51,097	$53,450	$(6,844)

Deferred income taxes:
Federal	(555)	(14,233)	44,800
State	(84)	(1,739)	6,479

Total deferred income taxes	(639)	(15,972)	51,279

Total income tax expense	$50,458	$37,478	$44,435

Tax expense in 2011 includes approximately $408,000 related to increases in deferred tax liabilities for enacted changes in tax laws or increases in tax rates.

Tax (benefits) expense of ($129,000), ($895,000) and $145,000 in 2011, 2010 and 2009, respectively, related to the exercise of certain stock options and vesting and issuance of shares pursuant to the Stock Incentive Plans and the issuance of shares pursuant to the Directors Deferred Fee and Stock Plan, are not reflected in the above table and were recorded directly to shareholders' equity.

A reconciliation of the differences between taxes computed using the statutory Federal income tax rate of 35% and actual income tax expense is as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Income tax expense based upon the Federal statutory rate on income before income taxes	$44,812	$35,282	$41,126
Increase (decrease) in tax resulting from:
Tax-exempt interest, net of interest expense disallowance	(1,139)	(963)	(988)
State taxes, net of federal tax benefit	6,955	3,602	4,547
Income earned on bank owned life insurance	(854)	(795)	(677)
Non-deductible compensation costs	644	707	1,136
Meals, entertainment and related expenses	802	669	527
Tax credits	(562)	(704)	(885)
Other, net	(200)	(320)	(351)

Income tax expense	$50,458	$37,478	$44,435

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2011 and 2010 are as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010
Deferred tax assets:
Allowance for credit losses	$44,538	$45,467
Net unrealized losses on derivatives included in other comprehensive income	4,623	5,021
Deferred compensation	10,855	5,881
Stock-based compensation	10,757	9,332
Nonaccrued interest	2,414	2,016
Other real estate owned	9,724	3,628
Mortgage banking recourse obligation	992	3,433
Goodwill and intangible assets	264	—
Other	3,696	1,298

Total gross deferred tax assets	87,863	76,076

Deferred tax liabilities:
Discount on purchased loans	37,657	35,341
Premises and equipment	20,591	17,668
Goodwill and intangible assets	—	7,649
Deferred loan fees and costs	5,809	5,054
FHLB stock dividends	3,322	2,810
Capitalized servicing rights	2,650	3,375
Net unrealized gains on securities included in other comprehensive income	2,807	1,691
Deferred gain on termination of derivatives	68	145
Debt finance/prepayment charges	1,450	2,659
Covered assets	30,058	16,933
Other	829	490

Total gross deferred liabilities	105,241	93,815

Net deferred tax liabilities	$17,378	$17,739

Management believes that it is more likely than not that the recorded deferred tax assets will be fully realized and therefore no valuation allowance is necessary. The conclusion that it is more likely than not that the deferred tax assets will be realized is based on the Company's historical earnings, its current level of earnings and prospects for continued growth and profitability.

The Company is required to record a liability (or a reduction of an asset) for the uncertainty associated with certain tax positions. This liability, if any, reflects the fact that the Company has not recognized the benefit associated with the tax position. The Company had no unrecognized tax benefits at December 31, 2010 and it did not have increases or decreases in unrecognized tax benefits during 2011 and does not have any tax positions for which unrecognized tax benefits must be recorded at December 31, 2011. In addition, for the year ended December 31, 2011, the Company has no interest or penalties relating to income tax positions recognized in the income statement or in the balance sheet. If the Company were to record interest and penalties associated with uncertain tax positions or as a result of an audit by a tax jurisdiction, the interest and penalties would be included in income tax expense. The Company does not believe it is reasonably possible that unrecognized tax benefits will significantly change in the next 12 months.

The Company and its subsidiaries file income tax returns in the US federal jurisdiction and various state jurisdictions, and in the ordinary course of business we are routinely subject to audit by the taxing authorities of these jurisdictions. Currently, the Company's federal income tax returns are open and subject to audit for the 2006 tax return year forward, and in general, the Company's state income tax returns from the 2008 tax return year forward are open and subject to audit, subject to individual state statutes of limitation.

Stock Compensation Plans And Other Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans And Other Employee Benefit Plans [Abstract]
Stock Compensation Plans And Other Employee Benefit Plans

(19) Stock Compensation Plans and Other Employee Benefit Plans

Stock Incentive Plan

The 2007 Stock Incentive Plan ("the 2007 Plan"), which was approved by the Company's shareholders in January 2007, permits the grant of incentive stock options, nonqualified stock options, rights and restricted stock, as well as the conversion of outstanding options of acquired companies to Wintrust options. The 2007 Plan initially provided for the issuance of up to 500,000 shares of common stock. In May 2009 and May 2011, the Company's shareholders approved an additional 325,000 shares and 2,860,000 shares, respectively, of common stock that may be offered under the 2007 Plan. All grants made after 2006 have been made pursuant to the 2007 Plan, and as of December 31, 2011, 2,253,036 shares were available for future grants. The 2007 Plan replaced the Wintrust Financial Corporation 1997 Stock Incentive Plan ("the 1997 Plan") which had substantially similar terms. The 2007 Plan and the 1997 Plan are collectively referred to as "the Plans." The Plans cover substantially all employees of Wintrust.

The Company historically awarded stock-based compensation in the form of nonqualified stock options and time-vested restricted share awards ("restricted shares".) In general, the grants of options provide for the purchase shares of Wintrust's common stock at the fair market value of the stock on the date the options are granted. Options under the 2007 Plan generally vest ratably over a five-year period and have a maximum term of seven years from the date of grant. Stock options granted under the 1997 Plan provided for a maximum term of ten years. Restricted shares entitle the holders to receive, at no cost, shares of the Company's common stock. Restricted shares generally vest over periods of one to five years from the date of grant.

In August 2011, awards were granted to key employees under a Long-Term Incentive Program ("LTIP") administered under the 2007

Plan. The LTIP was designed in part to align the interests of management with the interests of shareholders, foster retention, create a long-term focus based on sustainable results and provide participants a target long-term incentive opportunity. The target awards include three components – time vested nonqualified stock options, performance-vested stock awards and performance-vested cash awards. Stock options granted under the LTIP have a 7-year term and will generally vest equally over three years based on continued service, and the performance stock awards and performance cash awards are measured based on the achievement of pre-established targets at the end of the performance period. The actual performance-based award payouts will vary based on the achievement of the pre-established targets and can range from 0% to 200% of the target award. The first grant of these awards was made in August 2011 and has a final vesting date and a performance measurement date of December 31, 2013, resulting in an initial period of less than three years. It is anticipated that awards will be granted annually with a new three year performance cycle beginning each year.

Holders of restricted share awards and performance-vested stock awards are not entitled to vote or receive cash dividends (or cash payments equal to the cash dividends) on the underlying common shares until the awards are vested. Except in limited circumstances, these awards are canceled upon termination of employment without any payment of consideration by the Company.

The Compensation Committee of the Board of Directors administers all stock-based compensation programs and authorizes all awards granted pursuant to the Plans.

Stock-based compensation is measured as the fair value of an award on the date of grant, and the measured cost is recognized over the period which the recipient is required to provide service in exchange for the award. Performance-vested stock awards are measured based on the expected achievement of pre-established targets at the end of the performance period. The fair values of restricted shares and performance-vested stock awards are determined based on the average of the high and low trading prices on the grant date, and the fair value of stock options is estimated using a Black-Scholes option-pricing model that utilizes the assumptions outlined in the following table. Option-pricing models require the input of highly subjective assumptions and are sensitive to changes in the option's expected life and the price volatility of the underlying stock, which can materially affect the fair value estimate. Expected life has been based on historical exercise and termination behavior as well as the term of the option, but the expected life of the options granted pursuant to the LTIP awards was based on the safe harbor rule of the SEC Staff Accounting Bulletin No. 107 "Share-Based Payment" as the Company believes historical exercise data may not provide a reasonable basis to estimate the expected term of these options. Expected stock price volatility is based on historical volatility of the Company's common stock, which correlates with the expected life of the options, and the risk-free interest rate is based on comparable U.S. Treasury rates. Management reviews and adjusts the assumptions used to calculate the fair value of an option on a periodic basis to better reflect expected trends. The following table presents the weighted average assumptions used to determine the fair value of options granted in the years ending December 31, 2011, 2010 and 2009:

	2011	2010	2009
Expected dividend yield	0.5%	0.5%	1.7%
Expected volatility	61.8%	48.5%	46.3%
Risk-free rate	1.0%	2.5%	2.5%
Expected option life (in years)	4.4	6.2	5.9

Stock based compensation is recognized based on the number of awards that are ultimately expected to vest. Forfeitures are estimated based on historical forfeiture experience. For performance-vested stock awards, an estimate is made of the number of shares expected to vest as a result of actual performance against the performance criteria to determine the amount of compensation expense to be recognized. The estimate is reevaluated quarterly and total compensation expense is adjusted for any change in the current period.

Stock-based compensation expense recognized in the Consolidated Statements of Income was $5.6 million, $4.4 million and $6.7 million and the related tax benefits were $2.2 million, $1.7 million and $2.6 million in 2011, 2010 and 2009, respectively.

A summary of the Plans' stock option activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

Stock Options	Common Shares	Weighted Average Strike Price	Remaining Contractual Term (1)	Intrinsic Value (2) ($000)
Outstanding at January 1, 2009	2,388,174	$35.61
Granted	54,500	20.72
Exercised	(213,012)	11.84
Forfeited or canceled	(73,453)	34.57

Outstanding at December 31, 2009	2,156,209	$37.61	3.9	$8,959

Exercisable at December 31, 2009	1,842,508	$37.15	3.7	$8,382

Outstanding at January 1, 2010	2,156,209	$37.61
Granted	86,865	33.63
Exercised	(159,637)	14.95
Forfeited or canceled	(42,736)	51.46

Outstanding at December 31, 2010	2,040,701	$38.92	3.3	$8,028

Exercisable at December 31, 2010	1,803,298	$39.63	3.0	$7,368

Outstanding at January 1, 2011	2,040,701	$38.92
Granted	221,003	33.15
Exercised	(85,706)	17.20
Forfeited or canceled	(111,464)	46.01

Outstanding at December 31, 2011	2,064,534	$38.83	2.7	$3,809

Exercisable at December 31, 2011	1,779,218	$39.93	2.3	$3,558

Vested or expected to vest at December 31, 2011	2,058,850	$38.85

(1)	Represents the weighted average contractual remaining life in years.
(2)	Aggregate intrinsic value represents the total pretax intrinsic value (i.e., the difference between the Company's average of the high and low stock price at year end and the option exercise price, multiplied by the number of shares) that would have been received by the option holders if they had exercised their options on the last day of the year. Options with exercise prices above the year end stock price are excluded from the calculation of intrinsic value. This amount will change based on the fair market value of the Company's stock.

The weighted average per share grant date fair value of options granted during the years ended December 31, 2011, 2010 and 2009 was $15.84, $15.83 and $8.55, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009, was $1.2 million, $3.2 million and $2.6 million, respectively.

Cash received from option exercises under the Plans for the years ended December 31, 2011, 2010 and 2009 was $1.5 million, $2.4 million and $2.5 million, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled $468,000, $1.2 million and $1.0 million for 2011, 2010 and 2009, respectively.

A summary of the Plans' restricted share and performance-vested stock award activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
Restricted Shares	Common Shares	Weighted Average Grant-Date Fair Value	Common Shares	Weighted Average Grant-Date Fair Value	Common Shares	Weighted Average Grant-Date Fair Value
Outstanding at January 1	299,040	$39.44	208,430	$43.24	262,997	$44.09
Granted	98,394	32.85	149,656	35.20	28,550	24.22
Vested and issued	(56,641)	35.17	(58,411)	42.21	(81,492)	39.84
Forfeited	(4,084)	34.73	(635)	34.74	(1,625)	30.56

Outstanding at end of year	336,709	$38.29	299,040	$39.44	208,430	$43.24

Vested, but not issuable at end of year	85,000	$51.88	85,000	$51.88	—	$—

Performance Shares
Outstanding at January 1	—
Granted	100,993	$33.25
Vested and issued	—
Net decrease due to estimated performance	(28,062)	33.25
Forfeited	(773)	33.28

Outstanding at end of year	72,158	$33.25

The number of performance shares granted is reflected in the above table at the target performance level. The actual performance-based award payouts will vary based on the achievement of the pre-established targets and can range from 0% to 200% of the target award.

The actual tax benefit realized upon the vesting of restricted shares is based on the fair value of the shares on the vesting date and the estimated tax benefit of the awards is based on fair value of the awards on the grant date. The actual tax benefit realized upon the vesting of restricted shares in 2011, 2010 and 2009 was $72,000, $28,000 and $754,000, respectively, less than the estimated tax benefit for those shares. These differences in actual and estimated tax benefits were recorded directly to shareholders' equity.

Beginning in the third quarter of 2009 through January 2011, the Company paid a portion of the base pay of certain executives in shares of the Company's stock. The number of shares granted as of each payroll date was based on the compensation earned during the period and the average of the high and low price of the Company's common stock on the last day of the payroll period. In 2011, 446 shares were granted and issued at an average price of $32.59, and in 2010, 5,279 shares were granted and issued at an average price of $33.15. Shares granted under this arrangement are granted under the 2007 Plan.

As of December 31, 2011, there was $10.6 million of total unrecognized compensation cost related to non-vested share based arrangements under the Plans. That cost is expected to be recognized over a weighted average period of approximately two years. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $4.1 million, $9.5 million and

$6.9 million, respectively.

The Company issues new shares to satisfy its obligation to issue shares granted pursuant to the Plans.

Cash Incentive and Retention Plan

In April 2008, the Company approved a Cash Incentive and Retention Plan ("CIRP") which allows the Company to provide cash compensation to the Company's and its subsidiaries' officers and employees. The CIRP is administered by the Compensation Committee of the Board of Directors. The CIRP generally provides for the grants of cash awards, as determined by the Compensation Committee, which may be earned pursuant to the achievement of performance criteria established by the Committee and/or continued employment. The performance criteria, if any, established by the Committee must relate to one or more of the criteria specified in the CIRP, which includes: earnings, earnings growth, revenues, stock price, return on assets, return on equity, improvement of financial ratings, achievement of balance sheet or income statement objectives and expenses. These criteria may relate to the Company, a particular line of business or a specific subsidiary of the Company. The Company's expense related to the CIRP was approximately

$295,000, $368,000 and $275,000 in 2011, 2010 and 2009, respectively.

Other Employee Benefits

Wintrust and its subsidiaries also provide 401(k) Retirement Savings Plans ("401(k) Plans"). The 401(k) Plans cover all employees meeting certain eligibility requirements. Contributions by employees are made through salary deferrals at their direction, subject to certain Plan and statutory limitations. Employer contributions to the 401(k) Plans are made at the employer's discretion. Generally, participants completing 501 hours of service are eligible to share in an allocation of employer contributions. The Company's expense for the employer contributions to the 401(k) Plans was approximately $4.0 million in 2011, $3.6 million in 2010, and $3.2 million in 2009.

The Wintrust Financial Corporation Employee Stock Purchase Plan ("SPP") is designed to encourage greater stock ownership among employees, thereby enhancing employee commitment to the Company. The SPP gives eligible employees the right to accumulate funds over an offering period to purchase shares of common stock. All shares offered under the SPP will be either newly issued shares of the Company or shares issued from treasury, if any. In accordance with the SPP, the purchase price of the shares of common stock may not be lower than the lesser of 85% of the fair market value per share of the common stock on the first day of the offering period or 85% of the fair market value per share of the common stock on the last date for the offering period. The Company's Board of Directors authorized a purchase price calculation at 90% of fair market value for each of the offering periods. During 2011, 2010 and 2009, a total of 71,077 shares, 53,909 shares and 119,341 shares, respectively, were earned by participants and approximately $300,000, $274,000 and $963,000, respectively, was recognized as compensation expense. The current offering period concludes on March 31, 2012. The Company plans to continue to periodically offer common stock through this SPP subsequent to March 31, 2012. At December 31, 2011, 87,353 shares were available for future grants under the SPP.

The Company does not currently offer other postretirement benefits such as health care or other pension plans.

Directors Deferred Fee and Stock Plan

The Wintrust Financial Corporation Directors Deferred Fee and Stock Plan ("DDFS Plan") allows directors of the Company and its subsidiaries to choose to receive payment of directors' fees in either cash or common stock of the Company and to defer the receipt of the fees. The DDFS Plan is designed to encourage stock ownership by directors. All shares offered under the DDFS Plan will be either newly issued shares of the Company or shares issued from treasury. The number of shares issued is determined on a quarterly basis based on the fees earned during the quarter and the fair market value per share of the common stock on the last trading day of the preceding quarter. The shares are issued annually and the directors are entitled to dividends and voting rights upon the issuance of the shares. During 2011, 2010 and 2009, a total of 25,242 shares, 47,830 shares and 51,627 shares, respectively, were issued to directors. For those directors that elect to defer the receipt of the common stock, the Company maintains records of stock units representing an obligation to issue shares of common stock. The number of stock units equals the number of shares that would have been issued had the director not elected to defer receipt of the shares. Additional stock units are credited at the time dividends are paid, however no voting rights are associated with the stock units. The shares of common stock represented by the stock units are issued in the year specified by the directors in their participation agreements. In October 2011, the Company's Board of Directors authorized an additional 150,000 shares of common stock that may be offered under the DDFS Plan. At December 31, 2011, the Company has an obligation to issue 219,391 shares of common stock to directors and has 151,181 shares available for future grants under the DDFS Plan.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

(20) Regulatory Matters

Banking laws place restrictions upon the amount of dividends which can be paid to Wintrust by the banks. Based on these laws, the banks could, subject to minimum capital requirements, declare dividends to Wintrust without obtaining regulatory approval in an amount not exceeding (a) undivided profits, and (b) the amount of net income reduced by dividends paid for the current and prior two years. During 2011, 2010 and 2009, cash dividends totaling $27.8 million, $11.5 million and $100.0 million, respectively, were paid to Wintrust by the banks. As of January 1, 2012, the banks had approximately $94.7 million available to be paid as dividends to Wintrust without prior regulatory approval and without reducing their capital below the well-capitalized level.

The banks are also required by the Federal Reserve Act to maintain reserves against deposits. Reserves are held either in the form of vault cash or balances maintained with the Federal Reserve Bank and are based on the average daily deposit balances and statutory reserve ratios prescribed by the type of deposit account. At December 31, 2011 and 2010, reserve balances of approximately $122.2 million and $77.2 million, respectively, were required to be maintained at the Federal Reserve Bank.

The Company and the banks are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the banks must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company's and the banks' capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the banks to maintain minimum amounts and ratios of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and Tier 1 leverage capital (as defined) to average quarterly assets (as defined).

The Federal Reserve's capital guidelines require bank holding companies to maintain a minimum ratio of qualifying total capital to risk-weighted assets of 8.0%, of which at least 4.0% must be in the form of Tier 1 Capital. The Federal Reserve also requires a minimum Tier 1 leverage ratio (Tier 1 Capital to total assets) of 3.0% for strong bank holding companies (those rated a composite "1" under the Federal Reserve's rating system). For all other banking holding companies, the minimum Tier 1 leverage ratio is 4.0%. In addition the Federal Reserve continues to consider the Tier 1 leverage ratio in evaluating proposals for expansion or new activities. As reflected in the following table, the Company met all minimum capital requirements at December 31, 2011 and 2010:

	2011	2010
Total Capital to Risk Weighted Assets	13.0%	13.8%
Tier 1 Capital to Risk Weighted Assets	11.8%	12.5%
Tier 1 Leverage Ratio	9.4%	10.1%

Wintrust is designated as a financial holding company. Bank holding companies approved as financial holding companies may engage in an expanded range of activities, including the businesses conducted by its wealth management subsidiaries. As a financial holding company, Wintrust's banks are required to maintain their capital positions at the "well-capitalized" level. As of December 31, 2011, the banks were categorized as well capitalized under the regulatory framework for prompt corrective action. The ratios required for the banks to be "well capitalized" by regulatory definition are 10.0%, 6.0%, and 5.0% for Total Capital to Risk-Weighted Assets, Tier 1 Capital to Risk-Weighted Assets and Tier 1 Leverage Ratio, respectively.

The banks' actual capital amounts and ratios as of December 31, 2011 and 2010 are presented in the following table (dollars in thousands):

	December 31, 2011				December 31, 2010
	Actual		To Be Well Capitalized by Regulatory Definition		Actual		To Be Well Capitalized by Regulatory Definition
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (to Risk Weighted Assets):
Lake Forest Bank	$223,451	11.0%	$203,441	10.0%	$244,642	11.3%	$217,140	10.0%
Hinsdale Bank	148,804	12.3	120,808	10.0	149,582	12.7	118,260	10.0
North Shore Bank	176,141	11.2	157,708	10.0	164,869	13.1	126,268	10.0
Libertyville Bank	121,105	13.2	91,887	10.0	117,082	13.2	88,606	10.0
Barrington Bank	126,516	12.7	99,813	10.0	114,689	12.5	91,849	10.0
Crystal Lake Bank	79,963	13.0	61,523	10.0	80,453	14.1	57,234	10.0
Northbrook Bank	149,325	14.4	103,395	10.0	88,769	12.3	72,476	10.0
Schaumburg Bank	58,860	12.9	45,660	10.0	53,608	12.4	43,292	10.0
Village Bank	82,743	11.7	70,753	10.0	78,335	13.3	59,129	10.0
Beverly Bank	40,484	11.7	34,562	10.0	37,825	12.9	29,283	10.0
Town Bank	83,099	12.2	68,122	10.0	75,853	12.0	63,444	10.0
Wheaton Bank	59,164	11.9	49,551	10.0	64,049	13.8	46,426	10.0
State Bank of the Lakes	68,673	11.1	61,683	10.0	62,391	11.6	53,947	10.0
Old Plank Trail Bank	33,826	12.2	27,724	10.0	34,442	13.9	24,722	10.0
St. Charles Bank	61,738	11.5	53,868	10.0	36,743	13.4	27,404	10.0

Tier 1 Capital (to Risk Weighted Assets):
Lake Forest Bank	$202,206	9.9%	$122,065	6.0%	$172,514	7.9%	$130,284	6.0%
Hinsdale Bank	134,488	11.1	72,485	6.0	128,769	10.9	70,956	6.0
North Shore Bank	124,202	7.9	94,625	6.0	114,393	9.1	75,761	6.0
Libertyville Bank	93,613	10.2	55,132	6.0	85,958	9.7	53,164	6.0
Barrington Bank	119,534	12.0	59,888	6.0	104,340	11.4	55,109	6.0
Crystal Lake Bank	73,235	11.9	36,914	6.0	74,505	13.0	34,341	6.0
Northbrook Bank	136,273	13.2	62,037	6.0	83,099	11.5	43,486	6.0
Schaumburg Bank	53,741	11.8	27,396	6.0	45,184	10.4	25,975	6.0
Village Bank	77,692	11.0	42,452	6.0	72,284	12.2	35,478	6.0
Beverly Bank	37,612	10.9	20,737	6.0	35,207	12.0	17,570	6.0
Town Bank	75,157	11.0	40,873	6.0	68,572	10.8	38,066	6.0
Wheaton Bank	52,911	10.7	29,730	6.0	59,197	12.8	27,856	6.0
State Bank of the Lakes	57,627	9.3	37,010	6.0	56,800	10.5	32,368	6.0
Old Plank Trail Bank	29,072	10.5	16,634	6.0	28,575	11.6	14,833	6.0
St. Charles Bank	51,874	9.6	32,321	6.0	34,279	12.5	16,442	6.0

Tier 1 Leverage Ratio:
Lake Forest Bank	$202,206	7.9%	$127,653	5.0%	$172,514	6.6%	$130,398	5.0%
Hinsdale Bank	134,488	9.2	73,227	5.0	128,769	9.2	70,021	5.0
North Shore Bank	124,202	7.3	85,389	5.0	114,393	7.9	72,902	5.0
Libertyville Bank	93,613	8.1	58,017	5.0	85,958	7.5	57,037	5.0
Barrington Bank	119,534	9.8	61,060	5.0	104,340	9.1	57,064	5.0
Crystal Lake Bank	73,235	9.7	37,696	5.0	74,505	10.4	36,001	5.0
Northbrook Bank	136,273	7.2	94,611	5.0	83,099	7.1	58,447	5.0
Schaumburg Bank	53,741	9.2	29,335	5.0	45,184	9.0	25,177	5.0
Village Bank	77,692	9.0	43,306	5.0	72,284	9.5	38,239	5.0
Beverly Bank	37,612	9.7	19,446	5.0	35,207	9.6	18,422	5.0
Town Bank	75,157	9.9	37,801	5.0	68,752	9.8	34,941	5.0
Wheaton Bank	52,911	7.7	34,456	5.0	59,197	8.1	36,433	5.0
State Bank of the Lakes	57,627	8.0	35,813	5.0	56,800	8.3	34,404	5.0
Old Plank Trail Bank	29,072	9.0	16,137	5.0	28,575	9.4	15,134	5.0
St. Charles Bank	51,874	8.3	31,101	5.0	34,279	10.3	16,628	5.0

Wintrust's mortgage banking division and broker/dealer subsidiary are also required to maintain minimum net worth capital requirements with various governmental agencies. The mortgage banking division's net worth requirements are governed by the Department of Housing and Urban Development and the broker/dealer's net worth requirements are governed by the United States Securities and Exchange Commission. As of December 31, 2011, these subsidiaries met their minimum net worth capital requirements.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

(21) Commitments and Contingencies

The Company has outstanding, at any time, a number of commitments to extend credit. These commitments include revolving home equity line and other credit agreements, term loan commitments and standby and commercial letters of credit. Standby and commercial letters of credit are conditional commitments issued to guarantee the performance of a customer to a third party. Standby letters of credit are contingent upon the failure of the customer to perform according to the terms of the underlying contract with the third party, while commercial letters of credit are issued specifically to facilitate commerce and typically result in the commitment being drawn on when the underlying transaction is consummated between the customer and the third party.

These commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the Consolidated Statements of Condition. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments. Commitments to extend commercial, commercial real estate and construction loans totaled $1.9 billion as of December 31, 2011 and 2010, and unused home equity lines totaled $762.2 million and $829.9 million as of December 31, 2011 and 2010, respectively. Standby and commercial letters of credit totaled $199.0 million at December 31, 2011 and $187.9 million at December 31, 2010.

In addition, at December 31, 2011 and 2010, the Company had approximately $272.9 million and $303.1 million, respectively, in commitments to fund residential mortgage loans to be sold into the secondary market. These lending commitments are also considered derivative instruments. The Company also enters into forward contracts for the future delivery of residential mortgage loans at specified interest rates to reduce the interest rate risk associated with commitments to fund loans as well as mortgage loans held-for-sale. These forward contracts are also considered derivative instruments and had contractual amounts of approximately $591.5 million at December 31, 2011 and $670.1 million at December 31, 2010. See Note 22 for further discussion on derivative instruments.

The Company enters into residential mortgage loan sale agreements with investors in the normal course of business. These agreements usually require certain representations concerning credit information, loan documentation, collateral and insurability. On occasion, investors have requested the Company to indemnify them against losses on certain loans or to repurchase loans which the investors believe do not comply with applicable representations. Management maintains a liability for estimated losses on loans expected to be repurchased or on which indemnification is expected to be provided and regularly evaluates the adequacy of this recourse liability based on trends in repurchase and indemnification requests, actual loss experience, known and inherent risks in the loans, and current economic conditions.

The Company sold approximately $2.5 billion of mortgage loans in 2011 and $3.7 billion in 2010. During 2011 and 2010, the Company provided an additional $439,000 and $11.0 million, respectively, related to loss indemnification claims for residential mortgage loans previously sold to investors. These estimated losses primarily related to mortgages obtained through wholesale and correspondent channels which experienced early payment and other defaults meeting certain representation and warranty recourse requirements. Losses charged against the liability for estimated losses were $8.0 million and $8.1 million for 2011 and 2010, respectively. The liability for estimated losses on repurchase and indemnification was $2.5 million and $8.9 million at December 31, 2011 and 2010, respectively, and was included in other liabilities on the balance sheet.

The Company utilizes an out-sourced securities clearing platform and has agreed to indemnify the clearing broker of WHI for losses that it may sustain from the customer accounts introduced by WHI. At December, 31, 2011, the total amount of customer balances maintained by the clearing broker and subject to indemnification was approximately $27.9 million. WHI seeks to control the risks associated with its customers' activities by requiring customers to maintain margin collateral in compliance with various regulatory and internal guidelines.

In the ordinary course of business, there are legal proceedings pending against the Company and its subsidiaries. Management does not believe that a material loss related to these matters is reasonably possible.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

(22) Derivative Financial Instruments

The Company enters into derivative financial instruments as part of its strategy to manage its exposure to changes in interest rates. Derivative instruments represent contracts between parties that result in one party delivering cash to the other party based on a notional amount and an underlying (such as a rate, security price or price index) as specified in the contract. The amount of cash delivered from one party to the other is determined based on the interaction of the notional amount of the contract with the underlying. Derivatives are also implicit in certain contracts and commitments.

The derivative financial instruments currently used by the Company to manage its exposure to interest rate risk include: (1) interest rate swaps and caps to manage the interest rate risk of certain variable rate liabilities; (2) interest rate lock commitments provided to customers to fund certain mortgage loans to be sold into the secondary market; (3) forward commitments for the future delivery of such mortgage loans to protect the Company from adverse changes in interest rates and corresponding changes in the value of mortgage loans available-for-sale; and (4) covered call options related to specific investment securities to enhance the overall yield on such securities. The Company also enters into derivatives (typically interest rate swaps) with certain qualified borrowers to facilitate the borrowers' risk management strategies and concurrently enters into mirror-image derivatives with a third party counterparty, effectively making a market in the derivatives for such borrowers.

As required by ASC 815, the Company recognizes derivative financial instruments in the consolidated financial statements at fair value regardless of the purpose or intent for holding the instrument. Derivative financial instruments are included in other assets or other liabilities, as appropriate, on the Consolidated Statements of Condition. Changes in the fair value of derivative financial instruments are either recognized in income or in shareholders' equity as a component of other comprehensive income depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income in the same period and in the same income statement line as changes in the fair values of the hedged items that relate to the hedged risk(s). Changes in fair values of derivative financial instruments accounted for as cash flow hedges, to the extent they are effective hedges, are recorded as a component of other comprehensive income, net of deferred taxes, and reclassified to earnings when the hedged transaction affects earnings. Changes in fair values of derivative financial instruments not designated in a hedging relationship pursuant to ASC 815, including changes in fair value related to the ineffective portion of cash flow hedges, are reported in non-interest income during the period of the change. Derivative financial instruments are valued by a third party and are periodically validated by comparison with valuations provided by the respective counterparties. Fair values of certain mortgage banking derivatives (interest rate lock commitments and forward commitments to sell mortgage loans on a best efforts basis) are estimated based on changes in mortgage interest rates from the date of the loan commitment.

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Statements of Condition as of December 31, 2011 and December 31, 2010:

	Derivative Assets			Derivative Liabilties
	Fair Value			Fair Value
(Dollars in thousands)	Balance Sheet Location	December 31, 2011	December 31, 2010	Balance Sheet Location	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments under ASC 815:
Interest rate derivatives designated as Cash Flow Hedges	Other assets	$119	$—	Other liabilities	$11,032	$12,986

Derivatives not designed as hedging instruments under ASC 815:
Interest rate derivatives	Other assets	34,002	13,769	Other liabilities	33,892	14,226
Interest rate lock commitments	Other assets	4,307	396	Other liabilities	127	2,320
Forward commitments to sell mortgage loans	Other assets	179	4,505	Other liabilities	5,030	442

Total derivatives not designated as hedging instruments under ASC 815		$38,488	$18,670		$39,049	$16,988

Total derivatives		$38,607	$18,670		$50,081	$29,974

Cash Flow Hedges of Interest Rate Risk

The Company's objectives in using interest rate derivatives are to add stability to net interest income and to manage its exposure to interest rate movements. To accomplish these objectives, the Company primarily uses interest rate swaps and interest rate caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without the exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of payments at the end of each period in which the interest rate specified in the contract exceeds the agreed upon strike price.

In May 2011, the Company entered into four new interest rate derivatives, two interest rate swaps and two interest rate caps, to replace derivatives maturing in the third and fourth quarters of 2011 that hedge the variable cash outflows associated with interest expense on the Company's junior subordinated debentures and create a hedge associated with the interest rate expense on Wintrust Capital Trust IX which changed from a fixed rate to a variable rate in September 2011. See Note 16 – Junior Subordinated Debentures for more detail. The two new interest rate swap derivatives as cash flow hedges have an aggregate notional amount of $75 million. The two new interest rate cap derivatives designated as cash flow hedges have an aggregate notional amount of $60 million.

As of December 31, 2011, the Company had four interest rate swaps and two interest rate caps with an aggregate notional amount of $225 million that were designated as cash flow hedges of interest rate risk. The table below provides details on each of these cash flow hedges as of December 31, 2011:

	December 31, 2011
(Dollars in thousands) Maturity Date	Notional Amount	Fair Value Gain (Loss)
Interest Rate Swaps:
September 2013	50,000	(3,918)
September 2013	40,000	(3,206)
September 2016	50,000	(2,567)
October 2016	25,000	(1,341)

Total Interest Rate Swaps	165,000	(11,032)

Interest Rate Caps:
September 2014	20,000	40
September 2014	40,000	79

Total Interest Rate Caps	60,000	119

Total Cash Flow Hedges	$225,000	$(10,913)

Since entering into these interest rate derivatives, the Company has used them to hedge the variable cash outflows associated with interest expense on the Company's junior subordinated debentures. The effective portion of changes in the fair value of these cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified to interest expense as interest payments are made on the Company's variable rate junior subordinated debentures. The changes in fair value (net of tax) are separately disclosed in the statements of changes in shareholders' equity as a component of comprehensive income. The ineffective portion of the change in fair value of these derivatives is recognized directly in earnings; however, no hedge ineffectiveness was recognized during 2011 or 2010. The Company uses the hypothetical derivative method to assess and measure effectiveness.

A rollforward of the amounts in accumulated other comprehensive income related to interest rate derivatives designated as cash flow hedges follows:

	December 31,
(Dollars in thousands)	2011	2010

Unrealized loss at beginning of period	$(13,323)	$(15,487)
Amount reclassified from accumulated other comprehensive income to interest expense on junior subordinated debentures	8,120	8,736
Amount of loss recognized in other comprehensive income	(6,430)	(6,572)

Unrealized loss at end of period	$(11,633)	$(13,323)

As of December 31, 2011, the Company estimates that during the next twelve months, $5.5 million will be reclassified from accumulated other comprehensive income as an increase to interest expense.

Non-Designated Hedges

The Company does not use derivatives for speculative purposes. Derivatives not designated as hedges are used to manage the Company's exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of ASC 815. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings.

Interest Rate Derivatives — The Company has interest rate derivatives, including swaps and option products, resulting from a service the Company provides to certain qualified borrowers. The Company's banking subsidiaries execute certain derivative products (typically interest rate swaps) directly with qualified commercial borrowers to facilitate their respective risk management strategies. For example, doing so allows the Company's commercial borrowers to effectively convert a variable rate loan to a fixed rate. In order to minimize the Company's exposure on these transactions, the Company simultaneously executes offsetting derivatives with third parties. In most cases the offsetting derivatives have mirror-image terms, which result in the positions' changes in fair value substantially offsetting through earnings each period. However, to the extent that the derivatives are not a mirror-image and because of differences in counterparty credit risk, changes in fair value will not completely offset resulting in some earnings impact each period. Changes in the fair value of these derivatives are included in other non-interest income. At December 31, 2011, the Company had interest rate derivative transactions with an aggregate notional amount of approximately $1.3 billion (all interest rate swaps) related to this program. These interest rate derivatives had maturity dates ranging from February 2012 to January 2033.

Mortgage Banking Derivatives — These derivatives include interest rate lock commitments provided to customers to fund certain mortgage loans to be sold into the secondary market and forward commitments for the future delivery of such loans. It is the Company's practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of future changes in interest rates on its commitments to fund the loans as well as on its portfolio of mortgage loans held-for-sale. The Company's mortgage banking derivatives have not been designated as being in hedge relationships. At December 31, 2011, the Company had forward commitments to sell mortgage loans with an aggregate notional amount of approximately $591.5 million. At December 31, 2011, the Company had interest rate lock commitments with an aggregate notional amount of approximately $272.9 million. Additionally, the Company's total mortgage loans held-for-sale at December 31, 2011 was $320.5 million. The fair values of these derivatives were estimated based on changes in mortgage rates from the dates of the commitments. Changes in the fair value of these mortgage banking derivatives are included in mortgage banking revenue.

Other Derivatives — Periodically, the Company will sell options to a bank or dealer for the right to purchase certain securities held within the Banks' investment portfolios (covered call options). These option transactions are designed primarily to increase the total return associated with the investment securities portfolio. These options do not qualify as hedges pursuant to ASC 815, and, accordingly, changes in fair value of these contracts are recognized as other non-interest income. There were no covered call options outstanding as of December 31, 2011 and December 31, 2010.

Amounts included in the consolidated statements of income related to derivative instruments not designated in hedge relationships were as follows:

(Dollars in thousands)		December 31,
Derivative	Location in income statement	2011	2010
Interest rate swaps and floors	Other income	$42	$(59)
Mortgage banking derivatives	Mortgage banking revenue	(1,301)	286
Covered call options	Fees from covered call options	13,570	2,235

Credit Risk

Derivative instruments have inherent risks, primarily market risk and credit risk. Market risk is associated with changes in interest rates and credit risk relates to the risk that the counterparty will fail to perform according to the terms of the agreement. The amounts potentially subject to market and credit risks are the streams of interest payments under the contracts and the market value of the derivative instrument and not the notional principal amounts used to express the volume of the transactions. Market and credit risks are managed and monitored as part of the Company's overall asset-liability management process, except that the credit risk related to derivatives entered into with certain qualified borrowers is managed through the Company's standard loan underwriting process since these derivatives are secured through collateral provided by the loan agreements. Actual exposures are monitored against various types of credit limits established to contain risk within parameters. When deemed necessary, appropriate types and amounts of collateral are obtained to minimize credit exposure.

The Company has agreements with certain of its interest rate derivative counterparties that contain cross-default provisions, which provide that if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations. The Company also has agreements with certain of its derivative counterparties that contain a provision allowing the counter party to terminate the derivative positions if the Company fails to maintain its status as a well or adequate capitalized institution, which would require the Company to settle its obligations under the agreements. As of December 31, 2011 the fair value of interest rate derivatives in a net liability position, which includes accrued interest related to these agreements, was $46.0 million. As of December 31, 2011 the Company has minimum collateral posting thresholds with certain of its derivative counterparties and has posted collateral consisting of $7.4 million of cash and $33.3 million of securities. If the Company had breached any of these provisions at December 31, 2011 it would have been required to settle its obligations under the agreements at the termination value and would have been required to pay any additional amounts due in excess of amounts previously posted as collateral with the respective counterparty.

The Company is also exposed to the credit risk of its commercial borrowers who are counterparties to interest rate derivatives with the Banks. This counterparty risk related to the commercial borrowers is managed and monitored through the Banks' standard underwriting process applicable to loans since these derivatives are secured through collateral provided by the loan agreement. The counterparty risk associated with the mirror-image swaps executed with third parties is monitored and managed in connection with the Company's overall asset liability management process.

Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Fair Value Of Assets and Liabilities

(23) Fair Value of Assets and Liabilities

The Company measures, monitors and discloses certain of its assets and liabilities on a fair value basis. These financial assets and financial liabilities are measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. These levels are:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

•

Level 2 — inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3 — significant unobservable inputs that reflect the Company's own assumptions that market participants would use in pricing the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A financial instrument's categorization within the above valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the assets or liabilities. Following is a description of the valuation methodologies used for the Company's assets and liabilities measured at fair value on a recurring basis.

Available-for-sale and trading account securities — Fair values for available-for-sale and trading securities are typically based on prices obtained from independent pricing vendors. Securities measured with these valuation techniques are generally classified as Level 2 of the fair value hierarchy. Typically, standard inputs such as benchmark yields, reported trades for similar securities, issuer spreads, benchmark securities, bids, offers and reference data including market research publications are used to fair value a security. When these inputs are not available, broker/dealer quotes may be obtained by the vendor to determine the fair value of the security. We review the vendor's pricing methodologies to determine if observable market information is being used, versus unobservable inputs. Fair value measurements using significant inputs that are unobservable in the market due to limited activity or a less liquid market are classified as Level 3 in the fair value hierarchy. Such measurements include securities valued using internal valuation techniques where the unobservable inputs are significant to the overall fair value measurement.

Mortgage loans held-for-sale — Mortgage loans originated by Wintrust Mortgage are carried at fair value. The fair value of mortgage loans held-for-sale is determined by reference to investor price sheets for loan products with similar characteristics.

Mortgage servicing rights — Fair value for mortgage servicing rights is determined utilizing a third party valuation model which stratifies the servicing rights into pools based on product type and interest rate. The fair value of each servicing rights pool is calculated based on the present value of estimated future cash flows using a discount rate commensurate with the risk associated with that pool, given current market conditions. Estimates of fair value include assumptions about prepayment speeds, interest rates and other factors which are subject to change over time.

Derivative instruments — The Company's derivative instruments include interest rate swaps and caps, commitments to fund mortgages for sale into the secondary market (interest rate locks) and forward commitments to end investors for the sale of mortgage loans. Interest rate swaps are valued by a third party, using models that primarily use market observable inputs, such as yield curves, and are validated by comparison with valuations provided by the respective counterparties. The fair value for mortgage derivatives is based on changes in mortgage rates from the date of the commitments.

Nonqualified deferred compensation assets — The underlying assets relating to the nonqualified deferred compensation plan are included in a trust and primarily consist of non-exchange traded institutional funds which are priced based by an independent third party service.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis for the periods presented:

	December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Available-for-sale securities
U.S. Treasury	$16,173	$—	$16,173	$—
U.S. Government agencies	765,916	—	765,916	—
Municipal	60,098	—	35,887	24,211
Corporate notes and other	169,936	—	169,936	—
Mortgage-backed	248,551	—	248,551	—
Equity securities	31,123	—	12,152	18,971
Trading account securities	2,490	—	2,490	—
Mortgage loans held-for-sale	306,838	—	306,838	—
Mortgage servicing rights	6,700	—	—	6,700
Nonqualified deferred compensations assets	4,299	—	4,299	—
Derivative assets	38,607	—	38,607	—

Total	$1,650,731	$—	$1,600,849	$49,882

Derivative liabilities	$50,081	$—	$50,081	$—

	December 31, 2010
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Available-for-sale securities
U.S. Treasury	$96,097	$—	$96,097	$—
U.S. Government agencies	884,055	—	884,055	—
Municipal	52,303	—	35,887	16,416
Corporate notes and other	261,915	—	252,074	9,841
Mortgage-backed	161,681	—	159,221	2,460
Equity securities	40,251	—	11,579	28,672
Trading account securities	4,879	71	436	4,372
Mortgage loans held-for-sale	356,662	—	356,662	—
Mortgage servicing rights	8,762	—	—	8,762
Nonqualified deferred compensations assets	3,613	—	3,613	—
Derivative assets	18,670	—	18,670	—

Total	$1,888,888	$71	$1,818,294	$70,523

Derivative liabilities	$29,974	$—	$29,974	$—

The aggregate remaining contractual principal balance outstanding as of December 31, 2011 and 2010 for mortgage loans held- for-sale measured at fair value under ASC 825 was $300.0 million and $353.1 million, respectively, while the aggregate fair value of mortgage loans held-for-sale was $306.8 million and $356.7 million, respectively, as shown in the above tables. There were no nonaccrual loans or loans past due greater than 90 days and still accruing in the mortgage loans held-for-sale portfolio measured at fair value as of December 31, 2011 and 2010.

The changes in Level 3 assets measured at fair value on a recurring basis during the year ended December 31, 2011 are summarized as follows:

(Dollars in thousands)	U.S. Agencies	Municipal	Corporate notes and other debt	Mortgage- backed	Equity securities	Trading Account Securities	Mortgage servicing rights
Balance at January 1, 2011	$—	$16,416	$9,841	$2,460	$28,672	$4,372	$8,762
Total net gains (losses) included in:
Net income (1)	—	—	(274)	(53)	—	—	(2,062)
Other comprehensive income	—	77	—	—	(6,101)	—	—
Purchases	—	26,425	7,246	1,126	1,800	—	—
Issuances	—	—	—	—	—	—	—
Sales	—	(19,469)	—	—	—	(4,372)	—
Settlements	—	(1,230)	(333)	(116)	—	—	—
Net transfers into (out of) Level 3 (2)	—	1,992	(16,480)	(3,417)	(5,400)	—	—

Balance at December 31, 2011	$—	$24,211	$—	$—	$18,971	$—	$6,700

(1)	Income for Corporate notes and other debt, and mortgage-backed are recognized as a component of interest income on securities. Additionally, changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.
(2)

The transfer of available for sale securities into Level 3 is the result of the use of significant inputs that are unobservable in the market due to limited activity or a less liquid market.

Transfers out of Level 3 result from the availability and use of observable market information that market participatnts would use in pricing these securities

Transfers into/out of Level 3 are recognized at the end of the reporting period.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis during the year ended December 31, 2010 are summarized as follows:

(Dollars in thousands)	Municipal	Corporate notes and other debt	Mortgage- backed	Equity securities	Trading Account Securities	Mortgage servicing rights	Retained interests
Balance at January 1, 2010	$17,152	$51,194	$158,449	$26,800	$31,924	$6,745	$43,541
Total net gains (losses) included in:
Net income (1)	—	(35)	(7,947)	—	5,140	2,017	—
Other comprehensive income	—	1	2,520	(419)	—	—	—
Purchases, issuances, sales and settlements, net	3,551	(40,781)	(145,736)	2,291	(32,692)	—	(43,541)
Net transfers out of Level 3	(4,287)	(538)	(4,826)	—	—	—	—

Balance at December 31, 2010	$16,416	$9,841	$2,460	$28,672	$4,372	$8,762	$—

(1)	Income for Corporate notes, other debt and mortgage-backed is recognized as a component of interest income on securities. Income for trading account securities is recognized as a component of trading income in non-interest income and trading account securities interest income. Changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.

Also, the Company may be required, from time to time, to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of lower of cost or market accounting or impairment charges of individual assets. For assets measured at fair value on a nonrecurring basis that were still held in the balance sheet at the end of the period, the following table provides the carrying value of the related individual assets or portfolios at December 31, 2011.

					Twelve Months Ended December 31, 2011 Fair Value
	December 31, 2011				Losses (Gains)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Recognized
Impaired loans	$226,538	$—	$—	$226,538	$48,461
Other real estate owned	86,523	—	—	86,523	26,620
Mortgage loans held-for-sale, at lower of cost or market	13,686	—	13,686	—	(358)

Total	$326,747	$—	$13,686	$313,061	$74,723

Impaired loans — A loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. A loan restructured in a troubled debt restructuring is an impaired loan according to applicable accounting guidance. Impairment is measured by estimating the fair value of the loan based on the present value of expected cash flows, the market price of the loan, or the fair value of the underlying collateral. Impaired loans are considered a fair value measurement where an allowance is established based on the fair value of collateral. Appraised values, which may require adjustments to market-based valuation inputs, are generally used on real estate collateral-dependant impaired loans.

Other real estate owned — Other real estate owned is comprised of real estate acquired in partial or full satisfaction of loans and is included in other assets. Other real estate owned is recorded at its estimated fair value less estimated selling costs at the date of transfer, with any excess of the related loan balance over the fair value less expected selling costs charged to the allowance for loan losses. Subsequent changes in value are reported as adjustments to the carrying amount and are recorded in other non-interest expense. Gains and losses upon sale, if any, are also charged to other non-interest expense. Fair value is generally based on third party appraisals and internal estimates and is therefore considered a Level 3 valuation.

Mortgage loans held-for-sale, at lower of cost or market — Fair value is based on either quoted prices for the same or similar loans, or values obtained from third parties, or is estimated for portfolios of loans with similar financial characteristics and is therefore considered a Level 2 valuation.

The Company is required under applicable accounting guidance to report the fair value of all financial instruments on the consolidated statements of condition, including those financial instruments carried at cost. The carrying amounts and estimated fair values of the Company's financial instruments as of the dates shown:

	At December 31, 2011		At December 31, 2010
(Dollars in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$169,704	$169,704	$172,580	$172,580
Interest bearing deposits with banks	749,287	749,287	865,575	865,575
Available-for-sale securities	1,291,797	1,291,797	1,496,302	1,496,302
Trading account securities	2,490	2,490	4,879	4,879
Brokerage customer receivables	27,925	27,925	24,549	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	100,434	82,407	82,407
Mortgage loans held-for-sale, at fair value	306,838	306,838	356,662	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	13,897	14,785	14,841
Total loans	11,172,745	11,590,729	9,934,239	10,088,429
Mortgage servicing rights	6,700	6,700	8,762	8,762
Nonqualified deferred compensation assets	4,299	4,299	3,613	3,613
Derivative assets	38,607	38,607	18,670	18,670
FDIC indemnification asset	344,251	344,251	118,182	118,182
Accrued interest receivable and other	147,207	147,207	137,744	137,744

Total financial assets	$14,375,970	$14,794,165	$13,238,949	$13,393,195

Financial Liabilities
Non-maturity deposits	$7,424,367	7,424,367	$5,925,761	$5,925,761
Deposits with stated maturities	4,882,900	4,917,740	4,877,912	4,925,403
Notes payable	52,822	52,822	1,000	1,000
Federal Home Loan Bank advances	474,481	507,368	423,500	440,644
Subordinated notes	35,000	35,000	50,000	50,000
Other borrowings	443,753	443,753	260,620	260,620
Secured borrowings owed to securitization investors	600,000	603,294	600,000	600,333
Junior subordinated debentures	249,493	185,199	249,493	183,818
Derivative liabilities	50,081	50,081	29,974	29,974
Accrued interest payable and other	12,952	12,952	15,518	15,518

Total financial liabilities	$14,225,849	$14,232,576	$12,433,778	$12,433,071

The following methods and assumptions were used by the Company in estimating fair values of financial instruments that were not previously disclosed.

Cash and cash equivalents. Cash and cash equivalents include cash and demand balances from banks, Federal funds sold and securities purchased under resale agreements. The carrying value of cash and cash equivalents approximates fair value due to the short maturity of those instruments.

Interest bearing deposits with banks. The carrying value of interest bearing deposits with banks approximates fair value due to the short maturity of those instruments.

Brokerage customer receivables. The carrying value of brokerage customer receivables approximates fair value due to the relatively short period of time to repricing of variable interest rates.

Loans held-for-sale, at lower of cost or market. Fair value is based on either quoted prices for the same or similar loans, or values obtained from third parties, or is estimated for portfolios of loans with similar financial characteristics.

Loans. Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are analyzed by type such as commercial, residential real estate, etc. Each category is further segmented by interest rate type (fixed and variable) and term. For variable-rate loans that reprice frequently, estimated fair values are based on carrying values. The fair value of residential loans is based on secondary market sources for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value for other fixed rate loans is estimated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect credit and interest rate risks inherent in the loan. The primary impact of credit risk on the present value of the loan portfolio, however, was accommodated through the use of the allowance for loan losses, which is believed to represent the current fair value of probable incurred losses for purposes of the fair value calculation.

FDIC indemnification asset. The fair value of the FDIC indemnification asset is based on the discounted value of cash flows to be received from the FDIC.

Accrued interest receivable and accrued interest payable. The carrying values of accrued interest receivable and accrued interest payable approximate market values due to the relatively short period of time to expected realization.

Deposit liabilities. The fair value of deposits with no stated maturity, such as non-interest bearing deposits, savings, NOW accounts and money market accounts, is equal to the amount payable on demand as of period-end (i.e. the carrying value). The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently in effect for deposits of similar remaining maturities.

Notes payable. The carrying value of notes payable approximates fair value due to the relatively short period of time to repricing of variable interest rates.

Federal Home Loan Bank advances. The fair value of Federal Home Loan Bank advances is obtained from the Federal Home Loan Bank which uses a discounted cash flow analysis based on current market rates of similar maturity debt securities to discount cash flows.

Subordinated notes. The carrying value of the subordinated notes payable approximates fair value due to the relatively short period of time to repricing of variable interest rates.

Other borrowings. The carrying value of other borrowings approximates fair value primarily due to the relatively short period of time to maturity or repricing. Other borrowings also includes the debt component of the Company's issuance of tangible equity units. The fair value of the debt component is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently in effect for debt securities of similar remaining maturities.

Junior subordinated debentures. The fair value of the junior subordinated debentures is based on the discounted value of contractual cash flows.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

(24) Shareholders' Equity

A summary of the Company's common and preferred stock at December 31, 2011 and 2010 is as follows:

	2011	2010
Common Stock:
Shares authorized	60,000,000	60,000,000
Shares issued	35,981,950	34,864,068
Shares outstanding	35,978,349	34,864,068
Cash dividend per share	$0.18	$0.18

Preferred Stock:
Shares authorized	20,000,000	20,000,000
Shares issued	50,000	50,000
Shares outstanding	50,000	50,000

The Company reserves shares of its authorized common stock specifically for its Stock Incentive Plan, its Employee Stock Purchase Plan and its Directors Deferred Fee and Stock Plan. The reserved shares and these plans are detailed in Note 19 -Employee Benefit and Stock Plans.

Common Stock Offering

In March 2010, the Company issued through a public offering a total of 6.7 million shares of its common stock at $33.25 per share. Net proceeds to the Company totaled $210.3 million. Additionally, in December 2010, the Company issued through a public offering a total of 3.7 million shares of common stock at $30.00 per share. Net proceeds to the Company totaled $104.8 million.

Tangible Equity Units

In December 2010, the Company sold 4.6 million 7.50% tangible equity units at a public offering price of $50.00 per unit. The Company received net proceeds of $222.7 million after deducting underwriting discounts and commissions and estimated offering expenses. Each tangible equity unit is composed of a prepaid common stock purchase contract and a junior subordinated amortizing note due December 15, 2013. The prepaid stock purchase contracts have been recorded as surplus (a component of shareholders' equity), net of issuance costs, and the junior subordinated amortizing notes have been recorded as debt within other borrowings. Issuance costs associated with the debt component are recorded as a discount within other borrowings and will be amortized over the term of the instrument to December 15, 2013. The Company allocated the proceeds from the issuance of the TEU to equity and debt based on the relative fair values of the respective components of each unit. The aggregate fair values assigned to each component of the TEU offering are as follows:

(Dollars in thousands, except per unit amounts)	Equity Component	Debt Component	TEU Total
Units issued (1)	4,600	4,600	4,600
Unit price	$40.271818	$9.728182	$50.00
Gross proceeds	185,250	44,750	230,000
Issuance costs, including discount	5,934	1,419	7,353

Net proceeds	$179,316	$43,331	$222,647

Balance sheet impact
Other borrowings	—	43,331	43,331
Surplus	179,316	—	179,316

(1)	TEUs consist of two components: one unit of the equity component and one unit of the debt component.

The fair value of the debt component was determined using a discounted cash flow model using the following assumptions: (1) quarterly cash payments of 7.5%; (2) a maturity date of December 15, 2013; and (3) an assumed discount rate of 9.5%. The discount rate used for estimating the fair value was determined by obtaining yields for comparably-rated issuers trading in the market. The debt component was recorded at fair value, and the discount is being amortized using the level yield method over the term of the instrument to the settlement date of December 15, 2013.

The fair value of the equity component was determined using Black-Scholes valuation models applied to the range of stock prices contemplated by the terms of the TEU and using the following assumptions: (1) risk-free interest rate of 0.95%; (2) expected stock price volatility in the range of 35%-45%; (c) dividend yield plus stock borrow cost of 0.85%; and (4) term of 3.02 years.

Each junior subordinated amortizing note, which had an initial principal amount of $9.728182, is bearing interest at 9.50% per annum, and has a scheduled final installment payment date of December 15, 2013. On each March 15, June 15, September 15 and December 15, the Company will pay equal quarterly installments of $0.9375 on each amortizing note. The quarterly installment payable at March 15, 2011, however, was $0.989583. Each payment will constitute a payment of interest and a partial repayment of principal. The Company may defer installment payments at any time and from time to time, under certain circumstances and subject to certain conditions, by extending the installment period so long as such period of time does not extend beyond December 15, 2015.

Each prepaid common stock purchase contract will automatically settle on December 15, 2013 and the Company will deliver not more than 1.6666 shares and not less than 1.3333 shares of its common stock based on the applicable market value (the average of the volume weighted average price of Company common stock for the twenty (20) consecutive trading days ending on the third trading day immediately preceding December 15, 2013) as follows:

Applicable market value of Company common stock	Settlement Rate
Less than or equal to $30.00	1.6666
Greater than $30.00 but less than $37.50	$50.00, divided by the applicable market value
Greater than or equal to $37.50	1.3333

At any time prior to the third business day immediately preceding December 15, 2013, the holder may settle the purchase contract early and receive 1.3333 shares of Company common stock, subject to anti-dilution adjustments. Upon settlement, an amount equal to $1.00 per common share issued will be reclassified from additional paid-in capital to common stock.

Series A Preferred Stock

In August 2008, the Company issued and sold 50,000 shares of non-cumulative perpetual convertible preferred stock, Series A, liquidation preference $1,000 per share (the "Series A Preferred Stock") for $50 million in a private transaction. If declared, dividends on the Series A Preferred Stock are payable quarterly in arrears at a rate of 8.00% per annum. The Series A Preferred Stock is convertible into common stock at the option of the holder at a conversion rate of 38.88 shares of common stock per share of Series A Preferred Stock. On and after August 26, 2010, the Series A Preferred Stock will be subject to mandatory conversion into common stock in connection with a fundamental transaction, or on and after August 26, 2013 if the closing price of the Company's common stock exceeds a certain amount.

Series B Preferred Stock

Pursuant to the U.S. Treasury's CPP, on December 19, 2008, the Company issued to the U.S. Treasury, in exchange for aggregate consideration of $250 million, (i) 250,000 shares of the Company's fixed rate cumulative perpetual preferred Stock, Series B, liquidation preference $1,000 per share (the "Series B Preferred Stock"), and (ii) a warrant to purchase 1,643,295 shares of Wintrust common stock at a per share exercise price of $22.82 and with a term of 10 years. The Series B Preferred Stock paid a cumulative dividend at a coupon rate of 5%.

In December 2010, the Company repurchased all 250,000 shares of its Series B Preferred Stock. The Series B Preferred Stock was repurchased at a price of $251.3 million, which included accrued and unpaid dividends of $1.3 million. The repurchase of the Series B Preferred Stock resulted in a non-cash deemed preferred stock dividend that reduced net income applicable to common shares in the fourth quarter of 2010 by approximately $11.4 million. This amount represents the difference between the repurchase price and the carrying amount of the Series B Preferred Stock, or the accelerated accretion of the applicable discount on the preferred shares. In February 2011, the U.S. Treasury sold all of its interest in the warrant issued to it in a secondary underwritten public offering.

Other

In July 2011, the Company issued 529,087 shares of its common stock in the acquisition of Great Lakes Advisors. In September

2011, the Company issued 353,650 shares of its common stock in the acquisition of ESBI.

The Company previously issued other warrants to acquire common stock. These warrants entitle the holders to purchase one share of the Company's common stock at a purchase price of $30.50 per share. Warrants outstanding at December 31, 2011 and 2010 totaled

19,000. The expiration date on these remaining outstanding warrants is February 2013.

At the January 2012 Board of Directors meeting, a semi-annual cash dividend of $0.09 per share ($0.18 on an annualized basis) was declared. It was paid on February 23, 2012 to shareholders of record as of February 9, 2012.

The following table summarizes the components of other comprehensive income (loss), including the related income tax effects, for the years ending December 31, 2011, 2010 and 2009:

(In thousands)	2011	2010	2009
Unrealized net gains on available-for-sale securities	$4,467	$9,579	$680
Related tax expense	(1,862)	(3,754)	(277)

Net after tax unrealized ganis on available-for-sale securities	2,605	5,825	403

Less: reclassification adjustment for net gains (losses) realized in net income during the year	$1,792	$9,832	$(268)
Related tax expense (benefit)	(712)	(3,787)	103

Net after reclassification adjustment	1,080	6,045	(165)

Cumulative effect of change in accounting	—	156	309

Unrealized net gains (losses) on available-for-sale securities, net of reclassification adjustment	1,525	(64)	877

Unrealized net gains (losses) on derivative used as cash flow hedges	1,690	2,164	5,062
Related tax (expense) benefit	(581)	(834)	(1,950)

After-tax unrealized net gains (losses) on derivatives used as cash flow hedges	1,109	1,330	3,112

Total other comprehensive income	2,634	1,266	3,989

A roll-forward of the change in accumulated other comprehensive loss for the years ending December 31, 2011, 2010 and 2009 is as follows:

(In thousands)	2011	2010	2009
Accumulated other comprehensive loss at beginning of year	$(5,512)	$(6,622)	$(10,302)
Cumulative effect of change in accounting	—	(156)	(309)
Other comprehensive income	2,634	1,266	3,989

Accumulated other comprehensive loss at end of year	(2,878)	(5,512)	(6,622)

Accumulated other comprehensive loss at December 31, 2011, 2010 and 2009 is comprised of the following components:

(In thousands)	2011	2010	2009
Accumulated unrealized gains on securities available-for-sale	$4,204	$2,679	$2,899
Accumulated unrealized losses on derivatives used as cash flow hedges	(7,082)	(8,191)	(9,521)

Total accumulated other comprehensive loss at end of year	(2,878)	(5,512)	(6,622)

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

(25) Segment Information

The Company's operations consist of three primary segments: community banking, specialty finance and wealth management.

The three reportable segments are strategic business units that are separately managed as they offer different products and services and have different marketing strategies. In addition, each segment's customer base has varying characteristics. The community banking segment has a different regulatory environment than the specialty finance and wealth management segments. While the Company's management monitors each of the fifteen bank subsidiaries' operations and profitability separately, these subsidiaries have been aggregated into one reportable operating segment due to the similarities in products and services, customer base, operations, profitability measures, and economic characteristics.

The net interest income, net revenue and segment profit of the community banking segment includes income and related interest costs from portfolio loans that were purchased from the specialty finance segment. For purposes of internal segment profitability analysis, management reviews the results of its specialty finance segment as if all loans originated and sold to the community banking segment were retained within that segment's operations, thereby causing intersegment eliminations. Similarly, for purposes of analyzing the contribution from the wealth management segment, management allocates a portion of the net interest income earned by the community banking segment on deposit balances of customers of the wealth management segment to the wealth management segment. See Note 11 — Deposits, for more information on these deposits.

The segment financial information provided in the following tables has been derived from the internal profitability reporting system used by management to monitor and manage the financial performance of the Company. The accounting policies of the segments are generally the same as those described in the Summary of Significant Accounting Policies in Note 1. The Company evaluates segment performance based on after-tax profit or loss and other appropriate profitability measures common to each segment. Certain indirect expenses have been allocated based on actual volume measurements and other criteria, as appropriate. Intersegment revenue and transfers are generally accounted for at current market prices. The parent and intersegment eliminations reflect parent company information and intersegment eliminations. In the first quarter of 2009, the Company combined the premium finance and Tricom segments into the specialty finance segment. Additionally, during the fourth quarter of 2009, the contribution attributable to the wealth management deposits was redefined to measure the value as an alternative source of funding for each bank. In previous periods, the contribution from these deposits was measured as the full net interest income contribution. The redefined measure better reflects the value of these deposits to the Company.

The following is a summary of certain operating information for reportable segments (in thousands):

	Community Banking	Specialty Finance	Wealth Management	Parent & Intersegment Eliminations	Consolidated
2011
Net interest income (expense)	$428,068	112,508	8,460	(87,659)	461,377
Provision for credit losses	102,544	864	—	(770)	102,638
Noninterest income	140,392	3,071	54,940	(8,705)	189,698
Noninterest expense	331,006	28,876	51,431	9,091	420,404
Income tax expense (benefit)	51,338	39,427	4,879	(45,186)	50,458

Net income (loss)	$83,572	46,412	7,090	(59,499)	77,575

Total assets at end of year	$15,188,133	3,271,323	92,089	(2,657,737)	15,893,808

2010
Net interest income (expense)	$386,594	89,870	12,275	(72,903)	415,836
Provision for credit losses	105,018	22,586	—	(2,940)	124,664
Noninterest income	133,110	13,643	45,447	(40)	192,160
Noninterest expense	304,223	27,021	46,576	4,705	382,525
Income tax expense (benefit)	39,032	21,367	4,257	(27,178)	37,478

Net income (loss)	$71,431	32,539	6,889	(47,530)	63,329

Total assets at end of year	$13,258,238	2,944,388	65,274	(2,287,744)	13,980,156

2009
Net interest income (expense)	$300,552	69,855	12,286	(70,817)	311,876
Provision for credit losses	165,302	7,537	—	(4,907)	167,932
Noninterest income	92,578	162,075	38,281	24,713	317,647
Noninterest expense	273,467	24,768	41,660	4,192	344,087
Income tax expense (benefit)	(19,780)	79,263	3,330	(18,378)	44,435

Net income (loss)	$(25,859)	120,362	5,577	(27,011)	73,069

Total assets at end of year	$12,019,936	2,185,225	62,458	(2,051,999)	12,215,620

Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Statements [Abstract]
Condensed Parent Company Financial Statements

(26) Condensed Parent Company Financial Statements

Condensed parent company only financial statements of Wintrust follow:

Balance Sheets

	December 31,
(In thousands)	2011	2010
Assets
Cash	$94,275	127,803
Available-for-sale securities, at fair value	489	7,419
Investment in and receivable from subsidiaries	1,738,484	1,601,047
Loans, net of unearned income	2,574	5,489
Less: Allowance for loan losses	664	905

Net Loans	1,910	4,584
Goodwill	8,347	8,347
Other assets	86,612	41,844

Total assets	$1,930,117	1,791,044
Liabilities and Shareholders' Equity
Other liabilities	$20,671	10,671
Notes payable	51,000	1,000
Subordinated notes	35,000	50,000
Other borrowings	30,420	43,331
Junior subordinated debentures	249,493	249,493
Shareholders' equity	1,543,533	1,436,549

Total liabilities and shareholders' equity	$1,930,117	1,791,044

Statements of Income

	Years Ended December 31,
(In thousands)	2011	2010	2009
Income
Dividends and interest from subsidiaries	$30,783	15,592	103,410
Trading revenue	—	4,839	26,864
Gains (losses) on available-for-sale securities, net	164	57	(1,210)
Other income	(487)	1,421	1,931

Total income	30,460	21,909	130,995

Expenses
Interest expense	21,342	18,667	19,139
Salaries and employee benefits	12,435	8,975	7,238
Other expenses	14,037	10,838	10,635

Total expenses	47,814	38,480	37,012

(Loss) income before income taxes and equity in undistributed loss of subsidiaries	(17,354)	(16,571)	93,983
Income tax benefit	16,573	8,997	1,241

(Loss) income before equity in undistributed net loss of subsidiaries	(781)	(7,574)	95,224
Equity in undistributed net income (loss) of subsidiaries	78,356	70,903	(22,155)

Net income	$77,575	63,329	73,069

Statements of Cash Flows

	Years Ended December 31,
(In thousands)	2011	2010	2009
Operating Activities:
Net income	$77,575	63,329	73,069
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Provision for credit losses	608	905	—
(Gains) losses on available-for-sale securities, net	(164)	(57)	1,210
Depreciation and amortization	2,178	757	711
Deferred income tax (benefit) expense	(1,785)	(9,747)	10,990
Stock-based compensation expense	2,008	1,976	2,837
Tax (expense) benefit from stock-based compensation arrangements	129	896	81
Excess tax benefits from stock-based compensation arrangements	(19)	(432)	(377)
Decrease (increase) in trading securities, net	—	27,332	(26,864)
(Increase) decrease in other assets	(28,389)	(3,071)	3,523
Increase (decrease) in other liabilities	122	(4,386)	(8,999)
Equity in undistributed net (income) loss of subsidiaries	(78,356)	(70,903)	22,155

Net Cash Provided by (Used for) Operating Activities	(26,093)	6,599	78,336

Investing Activities:
Capital contributions to subsidiaries	(22,361)	(194,524)	(203,775)
Other investing activity, net	440	(808)	20,086

Net Cash Used for Investing Activities	(21,921)	(195,332)	(183,689)

Financing Activities:
Increase (decrease) in notes payable and other borrowings, net	36,337	43,331	—
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	19	432	377
Repayment of Series B preferred stock	—	(250,000)	—
Net proceeds from issuance of prepaid common stock purchase contracts	—	179,316	—
Issuance of common stock in a public offering	—	315,108	—
Issuance of common shares resulting from exercise of stock options, employee stock purchase plan and conversion of common stock warrants	3,586	3,956	4,912
Dividends paid	(10,344)	(22,776)	(21,783)
Treasury stock purchases	(112)	(218)	(443)

Net Cash Provided by (Used for) Financing Activities	14,486	259,149	(26,937)

Net (Decrease) Increase in Cash and Cash Equivalents	(33,528)	70,416	(132,290)
Cash and Cash Equivalents at Beginning of Year	127,803	57,387	189,677

Cash and Cash Equivalents at End of Year	$94,275	127,803	57,387

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

(27) Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share for 2011, 2010 and 2009:

(In thousands, except per share data)	2011	2010	2009
Net income	$77,575	$63,329	$73,069
Less: Preferred stock dividends and discount accretion	4,128	19,643	19,556
Less: Non-cash deemed preferred stock dividend	—	11,361	—

Net income applicable to common shares - Basic (A)	73,447	32,325	53,513
Add: Dividends on convertible preferred stock	—	—	4,000

Net income applicable to common shares - Diluted (B)	73,447	32,325	57,513

Weighted average common shares outstanding (C)	35,355	30,057	24,010
Effect of dilutive potential common shares	8,636	1,513	2,335

Weighted average common shares and effect of dilutive potential common shares (D)	43,991	31,570	26,345

Net income per common share:
Basic (A/C)	$2.08	$1.08	$2.23

Diluted (B/D)	$1.67	$1.02	$2.18

Potentially dilutive common shares can result from stock options, restricted stock unit awards, stock warrants, the Company's convertible preferred stock, tangible equity unit shares and shares to be issued under the SPP and the DDFS Plan, being treated as if they had been either exercised or issued, computed by application of the treasury stock method. While potentially dilutive common shares are typically included in the computation of diluted earnings per share, potentially dilutive common shares are excluded from this computation in periods in which the effect would reduce the loss per share or increase the income per share. For diluted earnings per share, net income applicable to common shares can be affected by the conversion of the Company's convertible preferred stock. Where the effect of this conversion would reduce the loss per share or increase the income per share, net income applicable to common shares is adjusted by the associated preferred dividends.

Quarterly Financial Summary	12 Months Ended
Dec. 31, 2011
Quarterly Financial Summary [Abstract]
Quarterly Financial Summary

(28) Quarterly Financial Summary (Unaudited)

The following is a summary of quarterly financial information for the years ended December 31, 2011 and 2010:

	2011 Quarters				2010 Quarters
(In thousands, except per share data)	First	Second	Third	Fourth	First	Second	Third	Fourth
Interest income	$147,780	145,445	154,951	157,617	142,496	149,248	147,401	153,962
Interest expense	38,166	36,739	36,541	32,970	46,631	44,934	44,421	41,285

Net interest income	109,614	108,706	118,410	124,647	95,865	104,314	102,980	112,677
Provision for credit losses	25,344	29,187	29,290	18,817	29,044	41,297	25,528	28,795

Net interest income after provision for credit losses	84,270	79,519	89,120	105,830	66,821	63,017	77,452	83,882
Non-interest income, excluding net securities gains	40,781	35,500	67,022	44,603	42,215	50,390	45,421	44,302
Net securities gains	106	1,152	225	309	392	46	9,235	159
Non-interest expense	98,109	97,206	106,321	118,768	83,938	92,663	99,723	106,201

Income before income taxes	27,048	18,965	50,046	31,974	25,490	20,790	32,385	22,142
Income tax expense	10,646	7,215	19,844	12,753	9,473	7,781	12,287	7,937

Net Income	$16,402	11,750	30,202	19,221	16,017	13,009	20,098	14,205

Preferred stock dividends and discount accretion	1,031	1,033	1,032	1,032	4,943	4,943	4,943	4,814
Non-cash deemed preferred stock dividend	—	—	—	—	—	—	—	11,361

Net income (loss) applicable to common shares	$15,371	10,717	29,170	18,189	11,074	8,066	15,155	(1,970)

Net income (loss) per common share:
Basic	$0.44	0.31	0.82	0.51	0.43	0.26	0.49	(0.06)
Diluted	$0.36	0.25	0.65	0.41	0.41	0.25	0.47	(0.06)
Cash dividends declared per common share	$0.09	—	0.09	—	0.09	—	0.09	—

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

(29) Subsequent events

On January 13, 2012, the Company's wholly-owned subsidiary bank, Old Plank Trail Bank, entered into a definitive agreement to acquire a branch of Suburban Bank & Trust Company ("Suburban") that is located in Orland Park, Illinois. Through this transaction, subject to final adjustments, Old Plank Trail Bank will acquire approximately $50 million of deposits, approximately $4 million of performing loans, the property, bank facility and various other assets. This transaction is subject to regulatory approval and certain closing conditions.

Also on January 13, 2012, the Company's wholly-owned subsidiary, CTC, entered into a definitive agreement to acquire the trust operations of Suburban. Through this transaction, subject to final adjustments, CTC will acquire trust accounts having assets under administration of approximately $160 million, in addition to land trust accounts and various other assets.

On February 10, 2012, the Company announced that its wholly-owned subsidiary bank, Barrington Bank, acquired certain assets and liabilities and the banking operations of Charter National Bank and Trust ("Charter National") in an FDIC-assisted transaction. Charter National operated two locations: one in Hoffman Estates and one in Hanover Park and had approximately $94 million in total assets and $89 million in total deposits as of December 31, 2011. Barrington Bank acquired substantially all of Charter National's assets at a discount of approximately 4.1% and assumed all of the non-brokered deposits at no premium. In connection with the acquisition, Barrington Bank entered into a loss sharing agreement with the FDIC whereby Barrington Bank will share in losses with the FDIC on certain loans and foreclosed real estate at Charter National.

On February 14, 2012, the Company announced plans to expand its premium finance business into the Canadian marketplace by entering into an agreement, through its wholly-owned subsidiary Lake Forest Bank, to purchase Macquarie Premium Funding Inc., the Canadian insurance premium funding unit of Macquarie Group. The business to be acquired originates approximately $600 million of premium finance receivables on an annual basis and currently has approximately $230 million of premium finance receivables outstanding. The transaction is expected to be completed late in the first quarter or early in the second quarter of 2012, subject to regulatory approval and certain closing conditions.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

Principles of Consolidation

The consolidated financial statements of Wintrust include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Earnings Per Share

Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The weighted-average number of common shares outstanding is increased by the assumed conversion of outstanding convertible preferred stock and tangible equity unit shares from the beginning of the year or date of issuance, if later, and the number of common shares that would be issued assuming the exercise of stock options, the issuance of restricted shares and stock warrants using the treasury stock method. The adjustments to the weighted-average common shares outstanding are only made when such adjustments will dilute earnings per common share.

Business Combinations

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC 805, "Business Combinations" ("ASC 805"). The Company recognizes the full fair value of the assets acquired and liabilities assumed, immediately expenses transaction costs and accounts for restructuring plans separately from the business combination. There is no separate recognition of the acquired allowance for loan losses on the acquirer's balance sheet as credit related factors are incorporated directly into the fair value of the loans recorded at the acquisition date. The excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired is recorded as goodwill. Alternatively, a gain is recorded equal to the amount by which the fair value of assets purchased exceeds the fair value of liabilities assumed and consideration paid.

Results of operations of the acquired business are included in the income statement from the effective date of acquisition.

Cash Equivalents

Cash Equivalents

For purposes of the consolidated statements of cash flows, Wintrust considers cash on hand, cash items in the process of collection, non-interest bearing amounts due from correspondent banks, federal funds sold and securities purchased under resale agreements with original maturities of three months or less, to be cash equivalents.

Securities

Securities

The Company classifies securities upon purchase in one of three categories: trading, held-to-maturity, or available-for-sale. Debt and equity securities held for resale are classified as trading securities. Debt securities for which the Company has the ability and positive intent to hold until maturity are classified as held-to-maturity. All other securities are classified as available-for-sale as they may be sold prior to maturity in response to changes in the Company's interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons.

Held-to-maturity securities are stated at amortized cost, which represents actual cost adjusted for premium amortization and discount accretion using methods that approximate the effective interest method. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of related taxes, included in shareholders' equity as a separate component of other comprehensive income.

Trading account securities are stated at fair value. Realized and unrealized gains and losses from sales and fair value adjustments are included in other non-interest income.

Declines in the fair value of investment securities available for sale (with certain exceptions for debt securities noted below) that are deemed to be other-than-temporary are charged to earnings as a realized loss, and a new cost basis for the securities is established. In evaluating other-than-temporary impairment, management considers the length of time and extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value in the near term. Declines in the fair value of debt securities below amortized cost are deemed to be other-than-temporary in circumstances where: (1) the Corporation has the intent to sell a security; (2) it is more likely than not that the Corporation will be required to sell the security before recovery of its amortized cost basis; or (3) the Corporation does not expect to recover the entire amortized cost basis of the security. If the Corporation intends to sell a security or if it is more likely than not that the Corporation will be required to sell the security before recovery, an other-than-temporary impairment write-down is recognized in earnings equal to the difference between the security's amortized cost basis and its fair value. If an entity does not intend to sell the security or it is not more likely than not that it will be required to sell the security before recovery, the other-than-temporary impairment write-down is separated into an amount representing credit loss, which is recognized in earnings, and an amount related to all other factors, which is recognized in other comprehensive income.

Interest and dividends, including amortization of premiums and accretion of discounts, are recognized as interest income when earned. Realized gains and losses on sales (using the specific identification method) and declines in value judged to be other-than- temporary are included in non-interest income.

Federal Home Loan Bank And Federal Reserve Bank Stock	Federal Home Loan Bank and Federal Reserve Bank Stock Investments in Federal Home Loan Bank and Federal Reserve Bank stock are restricted as to redemption and are carried at cost.
Securities Purchased Under Resale Agreements And Securities Sold Under Repurchase Agreements

Securities Purchased Under Resale Agreements and Securities Sold Under Repurchase Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are generally treated as collateralized financing transactions and are recorded at the amount at which the securities were acquired or sold plus accrued interest. Securities, generally U.S. government and Federal agency securities, pledged as collateral under these financing arrangements cannot be sold by the secured party. The fair value of collateral either received from or provided to a third party is monitored and additional collateral is obtained or requested to be returned as deemed appropriate.

Brokerage Customer Receivables

Brokerage Customer Receivables

The Company, under an agreement with an out-sourced securities clearing firm, extends credit to its brokerage customers to finance their purchases of securities on margin. The Company receives income from interest charged on such extensions of credit. Brokerage customer receivables represent amounts due on margin balances. Securities owned by customers are held as collateral for these receivables.

Mortgage Loans Held-For-Sale

Mortgage Loans Held-for-Sale

Mortgage loans are classified as held-for-sale when originated or acquired with the intent to sell the loan into the secondary market. Market conditions or other developments may change management's intent with respect to the disposition of these loans and loans previously classified as mortgage loans held-for-sale may be reclassified to the loan portfolio.

ASC 825, "Financial Instruments" provides entities with an option to report selected financial assets and liabilities at fair value and was effective January 1, 2008. The Company elected to measure, at fair value, new mortgage loans originated by Wintrust Mortgage on or after January 1, 2008. The fair value of the loans is determined by reference to investor prices for loan products with similar characteristics. Changes in fair value are recognized in mortgage banking revenue.

Mortgage loans held-for-sale not originated by Wintrust Mortgage on or after January 1, 2008 are carried at the lower of cost or market applied on an aggregate basis by loan type. Fair value is based on either quoted prices for the same or similar loans or values obtained from third parties. Charges related to adjustments to record the loans at fair value are recognized in mortgage banking revenue. Loans that are transferred between mortgage loans held-for-sale and the loan portfolio are recorded at the lower of cost or market at the date of transfer.

Loans, Allowance For Loan Losses,Allowance For Covered Loan Losses And Allowance For Losses On Lending-Related Commitments

Loans, Allowance for Loan Losses, Allowance for Covered Loan Losses and Allowance for Losses on Lending-Related Commitments

Loans are generally reported at the principal amount outstanding, net of unearned income. Interest income is recognized when earned. Loan origination fees and certain direct origination costs are deferred and amortized over the expected life of the loan as an adjustment to the yield using methods that approximate the effective interest method. Finance charges on premium finance receivables are earned over the term of the loan based on actual funds outstanding, using a method which approximates the effective yield method.

Interest income is not accrued on loans where management has determined that the borrowers may be unable to meet contractual principal and/or interest obligations, or where interest or principal is 90 days or more past due, unless the loans are adequately secured and in the process of collection. Cash receipts on non-accrual loans are generally applied to the principal balance until the remaining balance is considered collectible, at which time interest income may be recognized when received.

The Company maintains its allowance for loan losses at a level believed appropriate by management to absorb probable losses inherent in the loan portfolio and is based on the size and current risk characteristics of the loan portfolio, an assessment of internal problem loan reporting system loans and actual loss experience, changes in the composition of the loan portfolio, historical loss experience, changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices, changes in experience, ability and depth of lending management and staff, changes in national and local economic and business conditions and developments, including the condition of various market segments and changes in the volume and severity of past due and classified loans and trends in the volume of non-accrual loans, troubled debt restructurings and other loan modifications. The allowance for loan losses also includes an element for estimated probable but undetected losses and for imprecision in the credit risk models used to calculate the allowance. Loans with a credit risk rating of a 6 through 9 are reviewed on a monthly basis to determine if (a) an amount is deemed uncollectible (a charge-off) or (b) it is probable that the Company will be unable to collect amounts due in accordance with the original contractual terms of the loan (an impaired loan). If a loan is impaired, the carrying amount of the loan is compared to the expected payments to be received, discounted at the loan's original rate, or for collateral dependent loans, to the fair value of the collateral. Any shortfall is recorded as a specific reserve. For loans with a credit risk rating of 7 or better, reserves are established based on the type of loan collateral, if any, and the assigned credit risk rating. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogeneous loans based on historical loss experience, and consideration of current environmental factors and economic trends, all of which may be susceptible to significant change. Loan losses are charged off against the allowance, while recoveries are credited to the allowance. A provision for credit losses is charged to operations based on management's periodic evaluation of the factors previously mentioned, as well as other pertinent factors. Evaluations are conducted at least quarterly and more frequently if deemed necessary.

Under accounting guidance applicable to loans acquired with evidence of credit quality deterioration since origination, the excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining estimated life of the loans, using the effective-interest method. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable difference. Changes in the expected cash flows from the date of acquisition will either impact the accretable yield or result in a charge to the provision for credit losses. Subsequent decreases to expected principal cash flows will result in a charge to provision for credit losses and a corresponding increase to allowance for loan losses. Subsequent increases in expected principal cash flows will result in recovery of any previously recorded allowance for loan losses, to the extent applicable, and a reclassification from nonaccretable difference to accretable yield for any remaining increase. All changes in expected interest cash flows, including the impact of prepayments, will result in reclassifications to/from nonaccretable differences.

In estimating expected losses, the Company evaluates loans for impairment in accordance ASC 310, "Receivables." A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due pursuant to the contractual terms of the loan. Impaired loans include non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest. Impairment is measured by estimating the fair value of the loan based on the present value of expected cash flows, the market price of the loan, or the fair value of the underlying collateral less costs to sell. If the estimated fair value of the loan is less than the recorded book value, a valuation allowance is established as a component of the allowance for loan losses.

The Company also maintains an allowance for lending-related commitments, specifically unfunded loan commitments and letters of credit, to provide for the risk of loss inherent in these arrangements. The allowance is computed using a methodology similar to that used to determine the allowance for loan losses. This allowance is included in other liabilities on the statement of condition while the corresponding provision for these losses is recorded as a component of the provision for credit losses.

Mortgage Servicing Rights

Mortgage Servicing Rights

Mortgage Servicing Rights ("MSRs") are recorded in the Statement of Condition at fair value in accordance with ASC 860, "Transfers and Servicing." The Company originates mortgage loans for sale to the secondary market, the majority of which are sold without retaining servicing rights. There are certain loans, however, that are originated and sold with servicing rights retained. MSRs associated with loans originated and sold, where servicing is retained, are capitalized at the time of sale at fair value based on the future net cash flows expected to be realized for performing the servicing activities, and included in other assets in the consolidated statements of condition. The change in the fair value of MSRs is recorded as a component of mortgage banking revenue in non- interest income in the consolidated statements of income. For purposes of measuring fair value, a third party valuation is obtained. This valuation stratifies the servicing rights into pools based on homogenous characteristics, such as product type and interest rate. The fair value of each servicing rights pool is calculated based on the present value of estimated future cash flows using a discount rate commensurate with the risk associated with that pool, given current market conditions. Estimates of fair value include assumptions about prepayment speeds, interest rates and other factors which are subject to change over time. Changes in these underlying assumptions could cause the fair value of MSRs to change significantly in the future.

Premises And Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets. Useful lives range from two to ten years for furniture, fixtures and equipment, two to five years for software and computer-related equipment and seven to 39 years for buildings and improvements. Land improvements are amortized over a period of 15 years and leasehold improvements are amortized over the shorter of the useful life of the improvement or the term of the respective lease. Land and antique furnishings and artwork are not subject to depreciation. Expenditures for major additions and improvements are capitalized, and maintenance and repairs are charged to expense as incurred. Internal costs related to the configuration and installation of new software and the modification of existing software that provides additional functionality are capitalized.

Long-lived depreciable assets are evaluated periodically for impairment when events or changes in circumstances indicate the carrying amount may not be recoverable. Impairment exists when the expected undiscounted future cash flows of a long-lived asset are less than its carrying value. In that event, a loss is recognized for the difference between the carrying value and the estimated fair value of the asset based on a quoted market price, if applicable, or a discounted cash flow analysis. Impairment losses are recognized in other non-interest expense.

FDIC Indemnification Asset

FDIC Indemnification Asset

In conjunction with FDIC-assisted transactions, the Company entered into loss share agreements with the FDIC. These agreements cover realized losses on loans, foreclosed real estate and certain other assets. These loss share assets are measured separately from the loan portfolios because they are not contractually embedded in the loans and are not transferable with the loans should the Company choose to dispose of them. Fair values at the acquisition dates were estimated based on projected cash flows available for loss-share based on the credit adjustments estimated for each loan pool and the loss share percentages. The loss share assets are also separately measured from the related loans and foreclosed real estate and recorded as FDIC indemnification assets on the Consolidated Statements of Condition. Subsequent to the acquisition date, reimbursements received from the FDIC for actual incurred losses will reduce the loss share assets. Reductions to expected losses, to the extent such reductions to expected losses are the result of an improvement to the actual or expected cash flows from the covered assets, will also reduce the loss share assets. Additional expected losses, to the extent such expected losses result in the recognition of an allowance for loan losses, will increase the loss share assets The corresponding accretion is recorded as a component of non-interest income on the Consolidated Statements of Income. Although these assets are contractual receivables from the FDIC, there are no contractual interest rates.

Other Real Estate Owned

Other Real Estate Owned

Other real estate owned is comprised of real estate acquired in partial or full satisfaction of loans and is included in other assets. Other real estate owned is recorded at its estimated fair value less estimated selling costs at the date of transfer, with any excess of the related loan balance over the fair value less expected selling costs charged to the allowance for loan losses. Subsequent changes in value are reported as adjustments to the carrying amount and are recorded in other non-interest expense. Gains and losses upon sale, if any, are also charged to other non-interest income or expense, as appropriate. At December 31, 2011 and 2010, other real estate owned totaled $86.5 million and $71.2 million, respectively.

Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of an acquisition over the fair value of net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability. In accordance with accounting standards, goodwill is not amortized, but rather is tested for impairment on an annual basis or more frequently when events warrant. Intangible assets which have finite lives are amortized over their estimated useful lives and also are subject to impairment testing. All of the Company's other intangible assets have finite lives and are amortized over varying periods not exceeding ten years.

Bank-Owned Life Insurance

Bank-Owned Life Insurance

The Company owns BOLI on certain executives. BOLI balances are recorded at their cash surrender values and are included in other assets. Changes in the cash surrender values are included in non-interest income. At December 31, 2011 and 2010, BOLI totaled $101.0 million and $92.2 million, respectively.

Additionally, in accordance with applicable accounting standards, the Company recognizes a liability and related compensation costs for endorsement split-dollar insurance arrangements that provide a benefit to an employee that extends to postretirement periods. Upon adoption of a new accounting standard on January 1, 2008 the Company established an initial liability for postretirement split- dollar insurance benefits by recognizing a cumulative-effect adjustment to retained earnings of $688,000.

Derivative Instruments

Derivative Instruments

The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the future cash flows or the value of certain assets and liabilities. The Company is also required to recognize certain contracts and commitments, including certain commitments to fund mortgage loans held-for-sale, as derivatives when the characteristics of those contracts and commitments meet the definition of a derivative. The Company accounts for derivatives in accordance with ASC 815, "Derivatives and Hedging", which requires that all derivative instruments be recorded in the statement of condition at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset or liability attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Formal documentation of the relationship between a derivative instrument and a hedged asset or liability, as well as the risk-management objective and strategy for undertaking each hedge transaction and an assessment of effectiveness is required at inception to apply hedge accounting. In addition, formal documentation of ongoing effectiveness testing is required to maintain hedge accounting.

Fair value hedges are accounted for by recording the changes in the fair value of the derivative instrument and the changes in the fair value related to the risk being hedged of the hedged asset or liability on the statement of condition with corresponding offsets recorded in the income statement. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as a freestanding asset or liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the interest income or expense recorded on the hedged asset or liability.

Cash flow hedges are accounted for by recording the changes in the fair value of the derivative instrument on the statement of condition as either a freestanding asset or liability, with a corresponding offset recorded in other comprehensive income within shareholders' equity, net of deferred taxes. Amounts are reclassified from accumulated other comprehensive income to interest expense in the period or periods the hedged forecasted transaction affects earnings.

Under both the fair value and cash flow hedge scenarios, changes in the fair value of derivatives not considered to be highly effective in hedging the change in fair value or the expected cash flows of the hedged item are recognized in earnings as non-interest income during the period of the change.

Derivative instruments that are not designated as hedges according to accounting guidance are reported on the statement of condition at fair value and the changes in fair value are recognized in earnings as non-interest income during the period of the change.

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as derivatives and are not designated in hedging relationships. Fair values of these mortgage derivatives are estimated based on changes in mortgage rates from the date of the commitments. Changes in the fair values of these derivatives are included in mortgage banking revenue.

Periodically, the Company sells options to an unrelated bank or dealer for the right to purchase certain securities held within the banks' investment portfolios ("covered call options"). These option transactions are designed primarily to increase the total return associated with holding these securities as earning assets. These transactions are not designated in hedging relationships pursuant to accounting guidance and, accordingly, changes in fair values of these contracts, are reported in other non-interest income. There were no covered call option contracts outstanding as of December 31, 2011 or 2010.

Trust Assets, Assets Under Management And Brokerage Assets

Trust Assets, Assets Under Management and Brokerage Assets

Assets held in fiduciary or agency capacity for customers are not included in the consolidated financial statements as they are not assets of Wintrust or its subsidiaries. Fee income is recognized on an accrual basis and is included as a component of non-interest income.

Income Taxes

Income Taxes

Wintrust and its subsidiaries file a consolidated Federal income tax return. Income tax expense is based upon income in the consolidated financial statements rather than amounts reported on the income tax return. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using currently enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as an income tax benefit or income tax expense in the period that includes the enactment date.

Positions taken in the Company's tax returns may be subject to challenge by the taxing authorities upon examination. In accordance with applicable accounting guidance, uncertain tax positions are initially recognized in the financial statements when it is more likely than not the positions will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest and penalties on income tax uncertainties are classified within income tax expense in the income statement.

Stock-Based Compensation Plans

Stock-Based Compensation Plans

In accordance with ASC 718, "Compensation — Stock Compensation", compensation cost is measured as the fair value of the awards on their date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options and the market price of the Company's stock at the date of grant is used to estimate the fair value of restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Accounting guidance requires the recognition of stock based compensation for the number of awards that are ultimately expected to vest. As a result, recognized compensation expense for stock options and restricted share awards is reduced for estimated forfeitures prior to vesting. Forfeitures rates are estimated for each type of award based on historical forfeiture experience. Estimated forfeitures will be reassessed in subsequent periods and may change based on new facts and circumstances.

The Company issues new shares to satisfy option exercises and vesting of restricted shares.

Advertising Costs	Advertising Costs Advertising costs are expensed in the period in which they are incurred.
Start-Up Costs	Start-up Costs Start-up and organizational costs are expensed in the period in which they are incurred.
Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available-for-sale, net of deferred taxes, and adjustments related to cash flow hedges, net of deferred taxes.

Stock Repurchases

Stock Repurchases

The Company periodically repurchases shares of its outstanding common stock through open market purchases or other methods. Repurchased shares are recorded as treasury shares on the trade date using the treasury stock method, and the cash paid is recorded as treasury stock.

Securitizations

Securitizations

In 2009, the Company completed a securitization of premium finance receivables — commercial. The securitization was accomplished by transferring the premium finance receivables — commercial to a special purpose entity. Securities were then issued to third-party investors, with the securities collateralized by the transferred assets. The Company determined the conditions for sale accounting were met. In addition, the Company determined activities of the special purpose entity that acquired the assets were sufficiently restricted to meet accounting requirements to be a QSPE. As a result, the Company determined the securitization entity did not need to be consolidated, the premium finance receivables — commercial were removed from the Company's Consolidated Statement of Condition and a gain on sale was recognized.

The Company's statement of income beginning January 1, 2010 no longer reflects securitization income, but instead reports interest income, net charge-offs and certain other income associated with the securitized loan receivables in the same line items in the Company's statement of income as non-securitized premium finance receivables-commercial. Additionally, the Company no longer records initial gains on new securitization activity since the transferred loans no longer receive sale accounting treatment. Also, there are no gains or losses recorded on the revaluation of the interest-only strip receivable as that asset is not recognizable in a transaction accounted for as a secured borrowing.

See Note 6 for additional information on the Company's securitization accounting.

Recent Accounting Pronouncements (Policy)	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Goodwill Impairment Testing

Goodwill Impairment Testing

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment," which presents a qualitative approach to test goodwill for impairment. This ASU provides entities the option to assess qualitative factors to determine if impairment of goodwill exists. If examination of the qualitative factors yields a determination that it is not more likely than not that impairment exists, then it is not necessary for the Company to perform the two-step impairment test. This guidance is effective for fiscal periods beginning after December 15, 2011. As this guidance primarily seeks to simplify goodwill impairment testing, the Company does not expect adoption of this new guidance to have a material impact on its consolidated financial statements.

Presentation Of Comprehensive Income

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which amends the presentation formats permitted for reporting other comprehensive income. This ASU no longer allows other comprehensive income to be presented as part of the statement of changes in stockholder's equity. Entities must present other comprehensive income and its components in a single statement along with net income or in a separate, consecutive statement of other comprehensive income. This guidance is effective for fiscal and interim periods beginning after December 15, 2011. However, in December 2011, the FASB issued ASU No. 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" which deferred the ASU No. 2011-05 provision requiring companies to present reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income on the face of the financial statements. This deferral does not change the requirement to present items of net income, other comprehensive income and total comprehensive income in either a continuous statement or consecutive statements as of the effective date noted above. Upon adoption of ASU No. 2011-05, the Company will present comprehensive income in accordance with the above guidance.

Amended Guidance For Fair Value Measurement And Disclosure

Amended Guidance for Fair Value Measurement and Disclosure

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS," which amends the language used to describe U.S. GAAP requirements for measuring fair value and for disclosing information about fair value measurements. The amended language seeks to clarify the application of existing guidance as well as change the measurement and disclosure of a few specific items. The principles changed include measurement of financial instruments that are managed within a portfolio and application of premiums and discounts in fair value measurement. The new guidance will also require additional disclosures including expanded disclosures for measurements categorized within level three of the fair value hierarchy, disclosures for nonfinancial assets at fair value and disclosure displaying the fair value hierarchy by level for items in the statement of financial position that are not measured at fair value but for which a fair value is required to be disclosed. The guidance is effective during interim and annual periods beginning after December 15, 2011. Other than requiring additional disclosures, the adoption of this new guidance will not have a material impact on our consolidated financial statements.

Changes To The Effective Control Assessment In Accounting For Transfers

Changes to the Effective Control Assessment in Accounting for Transfers

In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements," which amends the criteria used to determine when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. The changes presented in this ASU are intended to improve the accounting for these transactions by removing the criterion requiring the transferor to have the ability to repurchase or redeem the transferred financial assets from the assessment of effective control. The guidance in this update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively. Adoption of this new guidance will not have a material impact on our consolidated financial statements.

Credit Quality Disclosures Of Financing Receivables And Allowance For Credit Losses

Credit Quality Disclosures of Financing Receivables and Allowance for Credit Losses

In July 2010, the FASB issued ASU No. 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses," which required more information in disclosures related to the credit quality of financing receivables and the credit reserves held against them. This guidance required the Company to provide a greater level of disaggregated information about the credit quality of the Company's loans and the allowance for loan losses as well as to disclose additional information related to credit quality indicators, past due information, and impaired loans. This ASU also included disclosure requirements for information related to loans modified in a troubled debt restructuring, however these disclosures were deferred in January 2011 upon FASB's issuance of ASU No. 2011-01 "Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in update No. 2010-20" to become effective for reporting periods beginning on or after June 15, 2011. All other provisions of ASU 2010-20, except for the summary of activity in the allowance for credit losses by loan portfolio, were effective for the Company's reporting period ending on or after December 15, 2010. Although not required, the Company disclosed the summary of activity in the allowance for credit losses for the year ending December 31, 2010. Additional credit quality disclosures are included in our consolidated financial statements to provide disaggregated information with respect to the Company's loan portfolio and the allowance for loan losses. See Item 2 - Loan Portfolio and Asset Quality for further detail.

Determination Of A Troubled Debt Restructuring

Determination of a Troubled Debt Restructuring

In April 2011, the FASB issued ASU No. 2011-02, "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring," which sought to clarify guidance used to evaluate troubled debt restructurings resulting in consistent application of U.S. GAAP. The update provided guidance to evaluate what is considered to be an economic concession as well as circumstances which indicate that a debtor is experiencing financial difficulties. The effective periods for application of the amendments in this update were interim and annual periods beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As such this new guidance was adopted effective July 1, 2011 and did not result in a significant change to the Company's troubled debt restructuring determination process or have a material impact on its consolidated financial statements.

Available-For-Sale Securities (Tables)	12 Months Ended
Dec. 31, 2011
Available-For-Sale Securities [Abstract]
Summary Of The Available-For-Sale Securities Portfolio

	December 31, 2011				December 31, 2010
(Dollars in thousands)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value
U.S. Treasury	$16,028	$145	$—	$16,173	$104,418	$—	$(8,321)	$96,097
U.S. Government agencies	760,533	5,596	(213)	765,916	882,095	2,682	(722)	884,055
Municipal	57,962	2,159	(23)	60,098	51,493	896	(86)	52,303
Corporate notes and other:
Financial issuers	149,229	1,914	(8,499)	142,644	186,931	3,048	(2,972)	187,007
Other	27,070	287	(65)	27,292	74,629	330	(51)	74,908
Mortgage-backed: (1)
Agency	206,549	12,078	(15)	218,612	148,693	9,963	(3)	158,653
Non-agency CMOs	29,767	175	(3)	29,939	3,018	10	—	3,028
Other equity securities	37,595	48	(6,520)	31,123	40,636	96	(481)	40,251

Total available-for-sale securities	$1,284,733	$22,402	$(15,338)	$1,291,797	$1,491,913	$17,025	$(12,636)	$1,496,302

(1)	Consisting entirely of residential mortgage-backed securities, none of which are subprime.

Schedule Of Available-For-Sale Securities Portfolio Continuous Unrealized Loss Position

	Continuous unrealized losses existing for less than 12 months		Continuous unrealized losses existing for greater than 12 months		Total
(Dollars in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Treasury	$—	$—	$—	$—	$—	$—
U.S. Government agencies	250,072	(213)	—	—	250,072	(213)
Municipal	6,958	(23)	—	—	6,958	(23)
Corporate notes and other:
Financial issuers	56,577	(3,297)	51,742	(5,202)	108,319	(8,499)
Other	9,562	(65)	—	—	9,562	(65)
Mortgage-backed:
Agency	15,484	(15)	—	—	15,484	(15)
Non-agency CMOs	2,720	(3)	—	—	2,720	(3)
Other equity securities	18,880	(6,520)	—	—	18,880	(6,520)

Total	$360,253	$(10,136)	$51,742	$(5,202)	$411,995	$(15,338)

The following table presents the portion of the Company's available-for-sale securities portfolio which has gross unrealized losses, reflecting the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2010:

	Continuous unrealized losses existing for less than 12 months		Continuous unrealized losses existing for greater than 12 months		Total
(Dollars in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Treasury	$96,097	$(8,321)	$—	$—	$96,097	$(8,321)
U.S. Government agencies	258,727	(722)	—	—	258,727	(722)
Municipal	5,081	(65)	323	(21)	5,404	(86)
Corporate notes and other:
Financial issuers	101,172	(1,563)	4,532	(1,409)	105,704	(2,972)
Other	18,810	(51)	—	—	18,810	(51)
Mortgage-backed:
Agency	1,253	(3)	—	—	1,253	(3)
Other equity securities	27,984	(481)	—	—	27,984	(481)

Total	$509,124	$(11,206)	$4,855	$(1,430)	$513,979	$(12,636)

Schedule Of Available-For-Sale Investment Securities Gross Gains And Gross Losses Realized

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Realized gains	$1,874	$9,951	$4,249
Realized losses	(82)	(119)	(1,910)

Net realized gains	$1,792	$9,832	$2,339
Other than temporary impairment charges	—	—	(2,607)

Gains (losses) on available- for-sale securities, net	$1,792	$9,832	$(268)

Proceeds from sales of available-for-sale securities, net	$1,265,046	$710,290	$1,273,634

Contractual Maturities Of Available-For-Sale Securities

	December 31, 2011		December 31, 2010
(Dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$121,400	121,662	647,494	647,987
Due in one to five years	532,828	530,632	309,795	310,663
Due in five to ten years	95,279	95,508	194,442	185,938
Due after ten years	261,315	264,321	147,835	149,782
Mortgage-backed	236,316	248,551	151,711	161,681
Other equity	37,595	31,123	40,636	40,251

Total available-for-sale securities	$1,284,733	1,291,797	1,491,913	1,496,302

Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Summary Of Loan Portfolio

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Balance:
Commercial	$2,498,313	$2,049,326
Commercial real-estate	3,514,261	3,338,007
Home equity	862,345	914,412
Residential real-estate	350,289	353,336
Premium finance receivables - commercial	1,412,454	1,265,500
Premium finance receivables - life insurance	1,695,225	1,521,886
Indirect consumer	64,545	51,147
Consumer and other	123,945	106,272

Total loans, net of unearned income, excluding covered loans	$10,521,377	$9,599,886
Covered loans	651,368	334,353

Total loans	$11,172,745	$9,934,239

Mix:
Commercial	22%	21%
Commercial real-estate	31	34
Home equity	8	9
Residential real-estate	3	3
Premium finance receivables - commercial	13	13
Premium finance receivables - life insurance	15	15
Indirect consumer	1	1
Consumer and other	1	1

Total loans, net of unearned income, excluding covered loans	94%	97%
Covered loans	6	3

Total loans	100%	100%

Unpaid Principal Balance And Carrying Value Of Acquired Loans

	December 31, 2011		December 31, 2010
(Dollars in thousands)	Unpaid Principal Balance	Carrying Value	Unpaid Principal Balance	Carrying Value
Bank acquisitions	866,874	596,946	432,566	331,295
Life insurance premium finance loans acquisition	632,878	598,463	752,129	695,587

Estimated Details On Loans Acquisition

(Dollars in thousands)	The Bank of Commerce	Community First Bank - Chicago	First Chicago	Elgin State Bank
Contractually required payments including interest	$127,122	$22,178	$564,346	$77,998
Less: Nonaccretable difference	56,257	6,313	321,117	11,481

Cash flows expected to be collected (1)	70,865	15,865	243,229	66,517
Less: Accretable yield	4,414	688	20,132	4,213

Fair value of loans acquired with evidence of credit quality deterioration since origination	$66,451	$15,177	$223,097	$62,304

(1)	Represents undiscounted expected principal and interest cash flows at acquisition.

Activity Related To Accretable Yield Of Loans Acquired With Evidence Of Credit Quality Deterioration Since Origination

	Years Ended December 31,
	2011		2010
(Dollars in thousands)	Bank Acquisitions	Life Insurance Premium Finance Loans	Bank Acquisitions	Life Insurance Premium Finance Loans
Accretable yield, beginning balance	$39,809	$33,315	$—	$65,026
Acquisitions	29,447	—	45,615	—
Accretable yield amortized to interest income	(39,171)	(22,109)	(10,695)	(43,931)
Accretable yield amortized to indemnification asset	(37,888)	—	—	—
Reclassification from non-accretable difference (1)	163,403	5,215	—	1,652
Increases in interest cash flows due to payments and changes in interest rates	17,520	2,440	4,889	10,568

Accretable yield, ending balance	$173,120	$18,861	$39,809	$33,315

(1)	Reclassification is the result of subsequent increases in expected principal cash flows.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Tables)	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans [Abstract]
Schedule Of Aging Of The Company's Loan Portfolio

As of December 31, 2011 (Dollars in thousands)	Nonaccrual	90+ days and still accruing	60-89 days past due	30-59 days past due	Current	Total Loans
Loan Balances:
Commercial
Commercial and industrial	$16,154	$—	$7,496	$15,797	$1,411,004	$1,450,451
Franchise	1,792	—	—	—	140,983	142,775
Mortgage warehouse lines of credit	—	—	—	—	180,450	180,450
Community Advantage — homeowners association	—	—	—	—	77,504	77,504
Aircraft	—	—	709	170	19,518	20,397
Asset-based lending	1,072	—	749	11,026	452,890	465,737
Municipal	—	—	—	—	78,319	78,319
Leases	—	—	—	431	71,703	72,134
Other	—	—	—	—	2,125	2,125
Purchased non-covered commercial (1)	—	589	74	—	7,758	8,421
Total commercial	19,018	589	9,028	27,424	2,442,254	2,498,313
Commercial real-estate:
Residential construction	1,993	—	4,982	1,721	57,115	65,811
Commercial construction	2,158	—	—	150	167,568	169,876
Land	31,547	—	4,100	6,772	136,112	178,531
Office	10,614	—	2,622	930	540,280	554,446
Industrial	2,002	—	508	4,863	548,429	555,802
Retail	5,366	—	5,268	8,651	517,444	536,729
Multi-family	4,736	—	3,880	347	305,594	314,557
Mixed use and other	8,092	—	7,163	20,814	1,050,585	1,086,654
Purchased non-covered commercial real-estate (1)	—	2,198	—	252	49,405	51,855
Total commercial real-estate	66,508	2,198	28,523	44,500	3,372,532	3,514,261
Home equity	14,164	—	1,351	3,262	843,568	862,345
Residential real estate	6,619	—	2,343	3,112	337,522	349,596
Purchased non-covered residential real estate (1)	—	—	—	—	693	693
Premium finance receivables
Commercial insurance loans	7,755	5,281	3,850	13,787	1,381,781	1,412,454
Life insurance loans	54	—	—	423	1,096,285	1,096,762
Purchased life insurance loans (1)	—	—	—	—	598,463	598,463
Indirect consumer	138	314	113	551	63,429	64,545
Consumer and other	233	—	170	1,070	122,393	123,866
Purchased non-covered consumer and other (1)	—	—	—	2	77	79
Total loans, net of unearned income, excluding covered loans	$114,489	$8,382	$45,378	$94,131	$10,258,997	$10,521,377
Covered loans	—	174,727	25,507	24,799	426,335	651,368
Total loans, net of unearned income	$114,489	$183,109	$70,885	$118,930	$10,685,332	$11,172,745

As of December 31, 2010 (Dollars in thousands)	Nonaccrual	90+ days and still accruing	60-89 days past due	30-59 days past due	Current	Total Loans
Loan Balances:
Commercial
Commercial and industrial	$15,922	$478	$4,416	$9,928	$1,280,009	$1,310,753
Franchise	—	—	—	2,250	117,238	119,488
Mortgage warehouse lines of credit	—	—	—	—	131,306	131,306
Community Advantage — homeowners association	—	—	—	—	75,542	75,542
Aircraft	—	—	178	1,000	23,440	24,618
Asset-based lending	417	—	161	2,846	285,555	288,979
Municipal	—	—	—	—	56,343	56,343
Leases	43	—	—	—	41,498	41,541
Other	—	—	—	—	756	756
Purchased non-covered commercial (1)	—	—	—	—	—	—
Total commercial	16,382	478	4,755	16,024	2,011,687	2,049,326
Commercial real-estate
Residential construction	10,010	—	96	1,801	84,040	95,947
Commercial construction	1,820	—	—	1,481	128,371	131,672
Land	37,602	—	6,815	11,915	203,857	260,189
Office	12,718	—	9,121	3,202	510,290	535,331
Industrial	3,480	—	686	2,276	493,859	500,301
Retail	3,265	—	4,088	3,839	499,335	510,527
Multi-family	4,794	—	1,573	3,062	281,525	290,954
Mixed use and other	20,274	—	8,481	15,059	969,272	1,013,086
Purchased non-covered commercial real-estate (1)	—	—	—	—	—	—
Total commercial real-estate	93,963	—	30,860	42,635	3,170,549	3,338,007
Home equity	7,425	—	2,181	7,098	897,708	914,412
Residential real estate	6,085	—	1,836	8,224	337,191	353,336
Purchased non-covered residential real estate (1)	—	—	—	—	—	—
Premium finance receivables
Commercial insurance loans	8,587	8,096	6,076	16,584	1,226,157	1,265,500
Life insurance loans	180	—	—	—	826,119	826,299
Purchased life insurance loans (1)	—	174	—	—	695,413	695,587
Indirect consumer	191	318	301	918	49,419	51,147
Consumer and other	252	1	109	379	105,531	106,272
Purchased non-covered consumer and other (1)	—	—	—	—	—	—
Total loans, net of unearned income, excluding covered loans	$133,065	$9,067	$46,118	$91,862	$9,319,774	$9,599,886
Covered loans	—	117,161	7,352	22,744	187,096	334,353
Total loans, net of unearned income	$133,065	$126,228	$53,470	$114,606	$9,506,870	$9,934,239

(1)	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30. Loan agings are based upon contractually required payments.

Summary Of Recorded Investment Based On Performance Of Loans By Class

	Performing		Non-performing		Total
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
(Dollars in thousands)	2011	2010	2011	2010	2011	2010
Loan Balances:
Commercial
Commercial and industrial	$1,434,297	$1,294,353	$16,154	$16,400	$1,450,451	$1,310,753
Franchise	140,983	119,488	1,792	—	142,775	119,488
Mortgage warehouse lines of credit	180,450	131,306	—	—	180,450	131,306
Community Advantage—homeowners association	77,504	75,542	—	—	77,504	75,542
Aircraft	20,397	24,618	—	—	20,397	24,618
Asset-based lending	464,665	288,562	1,072	417	465,737	288,979
Municipal	78,319	56,343	—	—	78,319	56,343
Leases	72,134	41,498	—	43	72,134	41,541
Other	2,125	756	—	—	2,125	756
Purchased non-covered commercial (1)	8,421	—	—	—	8,421	—
Total commercial	2,479,295	2,032,466	19,018	16,860	2,498,313	2,049,326
Commercial real-estate
Residential construction	63,818	85,937	1,993	10,010	65,811	95,947
Commercial construction	167,718	129,852	2,158	1,820	169,876	131,672
Land	146,984	222,587	31,547	37,602	178,531	260,189
Office	543,832	522,613	10,614	12,718	554,446	535,331
Industrial	553,800	496,821	2,002	3,480	555,802	500,301
Retail	531,363	507,262	5,366	3,265	536,729	510,527
Multi-family	309,821	286,160	4,736	4,794	314,557	290,954
Mixed use and other	1,078,562	992,812	8,092	20,274	1,086,654	1,013,086
Purchased non-covered commercial real-estate (1)	51,855	—	—	—	51,855	—
Total commercial real-estate	3,447,753	3,244,044	66,508	93,963	3,514,261	3,338,007
Home equity	848,181	906,987	14,164	7,425	862,345	914,412
Residential real estate	342,977	347,251	6,619	6,085	349,596	353,336
Purchased non-covered residential real estate (1)	693	—	—	—	693
Premium finance receivables
Commercial insurance loans	1,399,418	1,248,817	13,036	16,683	1,412,454	1,265,500
Life insurance loans	1,096,708	826,119	54	180	1,096,762	826,299
Purchased life insurance loans (1)	598,463	695,587	—	—	598,463	695,587
Indirect consumer	64,093	50,638	452	509	64,545	51,147
Consumer and other	123,633	106,019	233	253	123,866	106,272
Purchased non-covered consumer and other (1)	79	—	—	—	79	—
Total loans, net of unearned income, excluding covered loans	$10,401,293	$9,457,928	$120,084	$141,958	$10,521,377	$9,599,886

(1)	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30.

Summary Of Activity In The Allowance For Credit Losses By Loan Portfolio

Year Ended December 31, 2011 (Dollars in thousands)	Commercial	Commercial Real-estate	Home Equity	Residential Real-estate	Premium Finance Receivable	Indirect Consumer	Consumer and Other	Total, Excluding Covered Loans
Allowance for credit losses
Allowance for loan losses at beginning of period	$31,777	$62,618	$6,213	$5,107	$6,319	$526	$1,343	$113,903
Reclassification to/from allowance for unfunded lending-related commitments	1,606	298	—	—	—	—	—	1,904
Charge-offs	(31,951)	(62,698)	(5,020)	(4,115)	(6,892)	(244)	(1,532)	(112,452)
Recoveries	1,258	1,386	64	10	6,018	220	150	9,106
Provision for credit losses	28,547	54,801	6,455	4,026	1,769	143	2,179	97,920
Allowance for loan losses at period end	$31,237	$56,405	$7,712	$5,028	$7,214	$645	$2,140	$110,381
Allowance for unfunded lending-related commitments at period end	$45	$13,186	$—	$—	$—	$—	$—	$13,231
Allowance for credit losses at period end	$31,282	$69,591	$7,712	$5,028	$7,214	$645	$2,140	$123,612
Individually evaluated for impairment	3,124	27,007	2,963	992	—	5	20	34,111
Collectively evaluated for impairment	28,158	42,584	4,749	4,036	7,214	640	2,120	89,501
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Loans at period end
Individually evaluated for impairment	$28,288	$171,372	$15,778	$10,792	$—	$75	$233	$226,538
Collectively evaluated for impairment	2,461,604	3,291,034	846,567	338,804	2,509,216	64,470	123,633	9,635,328
Loans acquired with deteriorated credit quality	8,421	51,855	—	693	598,463	—	79	659,511

Year Ended December 31, 2010 (Dollars in thousands)	Commercial	Commercial Real-estate	Home Equity	Residential Real-estate	Premium Finance Receivable	Indirect Consumer	Consumer and Other	Total, Excluding Covered Loans
Allowance for credit losses
Allowance for loan losses at beginning of period	$28,012	$50,952	$9,013	$3,139	$3,816	$1,368	$1,977	$98,277
Other adjustments	—	—	—	—	1,943	—	—	1,943
Reclassification to/from allowance for unfunded lending-related commitments	(1,650)	349	—	—	—	—	—	(1,301)
Charge-offs	(18,592)	(61,873)	(5,926)	(1,143)	(23,238)	(967)	(1,141)	(112,880)
Recoveries	1,140	914	24	12	781	198	131	3,200
Provision for credit losses	22,867	72,276	3,102	3,099	23,017	(73)	376	124,664
Allowance for loan losses at period end	$31,777	$62,618	$6,213	$5,107	$6,319	$526	$1,343	$113,903
Allowance for unfunded lending-related commitments at period end	$1,650	$2,484	$—	$—	$—	$—	$—	$4,134
Allowance for credit losses at period end	$33,427	$65,102	$6,213	$5,107	$6,319	$526	$1,343	$118,037
Individually evaluated for impairment	$7,729	$23,366	$961	$461	$—	$4	$—	$32,521
Collectively evaluated for impairment	$25,698	$41,736	$5,252	$4,646	$6,319	$522	$1,343	$85,516
Loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—	$—

Loans at period end
Individually evaluated for impairment	$21,842	$103,763	$6,441	$3,284	$—	$9	$69	$135,408
Collectively evaluated for impairment	2,027,484	3,234,244	907,971	350,052	2,091,799	51,138	106,203	8,768,891
Loans acquired with deteriorated credit quality	—	—	—	—	695,587	—	—	695,587

Summary Of Activity In The Allowance For Covered Loan Losses

	Year Ended
	December 31,	December 31,
(Dollars in thousands)	2011	2010

Balance at beginning of period	$—	$—
Provision for covered loan losses before benefit attributable to FDIC loss share agreements	23,275	—
Benefit attributable to FDIC loss share agreements	(18,620)	—

Net provision for covered loan losses	4,655	—
Increase in FDIC indemnification asset	18,618	—
Loans charged-off	(10,298)	—
Recoveries of loans charged-off	2	—

Net charge-offs	(10,296)	—

Balance at end of period	$12,977	$—

Summary Of Impaired Loans, Including Restructured Loans

(Dollars in thousands)	2011	2010
Impaired loans (included in non-performing and restructured loans):
Impaired loans with an allowance for loan loss required (1)	$115,779	$115,381
Impaired loans with no allowance for loan loss required	110,759	86,893

Total impaired loans (2)	$226,538	$202,274

Allowance for loan losses related to impaired loans	$21,488	$30,626
Restructured loans	$130,518	$101,190
Reduction of interest income from non-accrual loans	$4,623	$2,699
Interest income recognized on impaired loans	$12,470	$12,999

(1)	These impaired loans require an allowance for loan losses because the estimated fair value of the loans or related collateral is less than the recorded investment in the loans.

(2)

Impaired loans are considered by the Company to be non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest.

Summary Of Impaired Loans Evaluated For Impairment By Loan Class

	As of			For the Year Ended
December 31, 2011 (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a related ASC 310 allowance recorded
Commercial
Commercial and industrial	$7,743	$9,083	$2,506	$9,113	$510
Franchise	1,792	1,792	394	1,792	122
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	785	1,452	178	1,360	81
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	1,993	2,068	374	1,993	122
Commercial construction	3,779	3,779	952	3,802	187
Land	27,657	29,602	6,253	29,085	1,528
Office	11,673	13,110	2,873	13,209	709
Industrial	663	676	159	676	46
Retail	13,728	13,732	480	13,300	504
Multi-family	7,149	7,155	1,892	7,216	330
Mixed use and other	20,386	21,337	1,447	21,675	1,027
Home equity	11,828	12,600	2,963	12,318	652
Residential real estate	6,478	6,681	992	6,535	220
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	31	32	5	33	3
Consumer and other	94	95	20	99	7
Impaired loans with no related ASC 310 allowance recorded
Commercial
Commercial and industrial	$17,680	$20,365	$—	$21,841	$1,068
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	287	287	—	483	25
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	4,284	4,338	—	4,189	175
Commercial construction	9,792	9,792	—	10,249	426
Land	15,991	23,097	—	19,139	1,348
Office	9,162	11,421	—	11,235	550
Industrial	4,569	4,780	—	4,750	198
Retail	15,841	15,845	—	15,846	815
Multi-family	2,347	3,040	—	3,026	127
Mixed use and other	22,359	25,015	—	24,370	1,297
Home equity	3,950	4,707	—	4,784	184
Residential real estate	4,314	5,153	—	4,734	191
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	44	55	—	56	6
Consumer and other	139	141	—	146	12

Total loans, net of unearned income, excluding covered loans	$226,538	$251,230	$21,488	$247,054	$12,470

	As of			For the Year Ended
December 31, 2010 (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a related ASC 310 allowance recorded
Commercial
Commercial and industrial	$17,678	$19,789	$5,939	$19,574	$982
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	407	976	140	876	60
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	7,978	8,941	710	9,067	621
Commercial construction	719	719	631	722	37
Land	26,671	27,424	5,598	28,443	1,611
Office	13,186	13,723	3,718	13,448	917
Industrial	2,761	2,761	301	893	31
Retail	8,635	9,171	1,271	9,150	465
Multi-family	5,939	6,767	2,062	6,691	327
Mixed use and other	21,755	22,885	7,104	23,310	1,466
Home equity	6,356	6,553	961	6,494	365
Residential real estate	3,283	3,283	461	3,288	170
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	—	—	—	—	—
Consumer and other	13	13	4	15	1
Impaired loans with no related ASC 310 allowance recorded
Commercial
Commercial and industrial	$12,407	$16,368	$157	$13,210	$971
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	10	130	—	121	9
Municipal	—	—	—	—	—
Leases	43	336	—	491	36
Other	—	—	—	—	—
Commercial real-estate
Residential construction	6,063	6,138	127	5,927	268
Commercial construction	1,713	1,713	5	1,715	97
Land	31,598	43,319	1,035	34,258	2,361
Office	6,365	6,563	78	6,370	358
Industrial	3,869	3,868	49	4,086	286
Retail	6,155	6,155	75	6,153	346
Multi-family	2,238	4,479	27	2,584	150
Mixed use and other	13,738	15,569	124	14,343	919
Home equity	1,069	1,142	13	1,119	39
Residential real estate	1,485	1,486	34	1,478	93
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	59	67	1	68	7
Consumer and other	81	81	1	88	6
Total loans, net of unearned income, excluding covered loans	$202,274	$230,419	$30,626	$213,982	$12,999

Summary Of The Post-Modification Balance Of Loans Restructured

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2011	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	24	$6,956	11	$2,273	14	$1,933	13	$3,780	2	$135
Commercial real-estate
Residential construction	1	1,105	1	1,105	—	—	1	1,105	—	—
Commercial construction	8	12,140	7	11,673	3	9,402	1	467	—	—
Land	7	7,971	7	7,971	2	2,981	—	—	—	—
Office	9	8,870	6	4,780	6	4,036	3	4,292	—	—
Industrial	5	5,334	5	5,334	4	3,494	2	2,181	—	—
Retail	14	19,113	11	16,981	5	3,963	5	5,191	—	—
Multi-family	6	4,415	6	4,415	5	3,866	—	—	—	—
Mixed use and other	33	28,708	21	14,775	28	25,921	10	8,068	—	—
Residential real estate and other	16	5,916	7	2,326	13	5,262	4	1,390	—	—
Total loans	123	$100,528	82	$71,633	80	$60,858	39	$26,474	2	$135

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2010	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	36	$14,916	31	$12,468	10	$4,795	15	$5,151	1	$1,050
Commercial real-estate
Residential construction	8	8,503	6	6,760	3	4,863	—	—	2	1,743
Commercial construction	3	2,005	3	2,005	1	377	1	377	—	—
Land	12	18,454	11	18,359	3	5,276	6	5,471	—	—
Office	7	11,164	3	3,304	5	7,936	5	7,918	—	—
Industrial	3	3,386	3	3,386	2	3,149	2	686	—	—
Retail	11	10,746	4	3,186	7	6,811	8	8,138	—	—
Multi-family	9	8,808	7	4,191	5	5,735	6	6,164	3	2,644
Mixed use and other	20	16,649	7	4,394	15	10,948	12	11,994	1	250
Residential real estate and other	4	3,269	2	2,591	3	1,569	2	1,334	—	—
Total loans	113	$97,900	77	$60,644	54	$51,459	57	$47,233	7	$5,687

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2009	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	10	$7,023	9	$6,973	8	$5,173	7	$4,130	2	$1,143
Other	1	3,923	—	—	1	3,923	1	3,923	—	—
Commercial real-estate
Residential construction	3	3,093	3	3,093	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—	—	—	—	—
Land	1	2,691	1	2,691	1	2,691	—	—	—	—
Office	4	2,625	3	1,257	4	2,625	4	2,625	—	—
Industrial	1	1,502	—	—	1	1,502	1	1,502	—	—
Retail	3	3,783	1	593	2	3,190	2	3,190	—	—
Multi-family	9	4,860	8	4,634	8	3,993	9	4,860	—	—
Mixed use and other	8	2,698	8	2,698	5	1,804	7	2,378	—	—
Residential real estate and other	1	234	1	234	1	234	—	—	—	—
Total loans	41	$32,432	34	$22,173	31	$25,135	31	$22,608	2	$1,143

(1)	Restructured loans may have more than one modification representing a concession. As such, restructured loans during the period may be represented in more than one of the categories noted above.

Summary Of Loans Restructured And Subsequently Defaulted Under The Restructured Terms

	Year Ended December 31, 2011				Year Ended December 31, 2010				Year Ended December 31, 2009
	Total		Payments in Default (1)		Total		Payments in Default (1)		Total		Payments in Default (1)
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	24	$6,956	6	$1,742	36	$14,916	11	$4,137	10	$7,023	—	$—
Other	—	—	—	—	—	—	—	—	1	3,923	—	—
Commercial real-estate
Residential construction	1	1,105	—	—	8	8,503	4	6,095	3	3,093	—	—
Commercial construction	8	12,140	1	467	3	2,005	1	981	—	—	—	—
Land	7	7,971	2	1,667	12	18,454	2	6,533	1	2,691	—	—
Office	9	8,870	2	2,239	7	11,164	1	2,672	4	2,625	—	—
Industrial	5	5,334	2	3,224	3	3,386	—	—	1	1,502	—	—
Retail	14	19,113	2	2,694	11	10,746	2	2,848	3	3,783	—	—
Multi-family	6	4,415	—	—	9	8,808	7	7,395	9	4,860	—	—
Mixed use and other	33	28,708	6	5,283	20	16,649	5	3,747	8	2,698	2	999
Residential real estate and other	16	5,916	4	908	4	3,269	2	1,936	1	234	—	—
Total loans	123	$100,528	25	$18,224	113	$97,900	35	$36,344	41	$32,432	2	$999

(1)	Restructured loans considered to be in payment default are over 30 days past-due subsequent to the restructuring.

Loan Securitization (Tables)	12 Months Ended
Dec. 31, 2011
Loan Securitization [Abstract]
Carrying Values And Classification Of The Restricted Assets And Liabilities Relating To The Securitization Activities

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Cash collateral accounts	$4,427	$1,759
Collections and interest funding accounts	268,165	34,861

Interest-bearing deposits with banks - restricted for securitization investors	$272,592	$36,620

Loans, net of unearned income - restricted for securitization investors	$412,988	$648,439
Allowance for loan losses	(1,456)	(2,171)

Net loans - restricted for securitization investors	$411,532	$646,268

Other assets	2,319	2,289

Total assets	$686,443	$685,177

Secured borrowings - owed to securitization investors	$600,000	$600,000
Other liabilities	2,821	4,458

Total liabilities	$602,821	$604,458

Retained Interests

(Dollars in thousands)
Subordinated securities (1)	$47,702
Residual interests held (2)	42,293
Servicing asset (2)	1,248

Total retained interests	$91,243

(1)	The subordinated securities were accounted for at fair value and reported as available-for-sale securities on the Company's Consolidated Statements of Condition with unrealized gains recorded in accumulated other comprehensive income. See Note 15 for further discussion on fair value.
(2)	The residual interests and servicing asset were accounted for at fair value and reported in other assets on the Company's Consolidated Statements of Condition. Retained interests held includes overcollateralization of loans, cash reserve deposits, and an interest-only strip. See Note 15 for further discussion on fair value.

Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans

(Dollars in thousands)	Subordinated Securities	Residual Interests		Servicing Asset
Fair value of interest held	$47,702	$42,293		$1,248

Expected weighted-average life (in months)	3.4	3.4		3.4
Decrease in fair value from:
1 month reduction	$237	$(1,248)		$(181)
2 month reduction	$476	$(2,516)		$(363)

Discount rate assumptions	5.97%	8.75	%(1)	8.5%
Decrease in fair value from:
100 basis point increase	$(305)	$(222)		$(3)
200 basis point increase	$(608)	$(443)		$(6)

Credit loss assumption		0.27%		0.27%
Decrease in fair value from:
10% higher loss		$(73)		$—
20% higher loss		$(153)		$—

(1)	Excludes the discount rate on cash reserve deposits deemed to be immaterial.

Changes In The Fair Value Of The Company's Servicing Asset

(Dollars in thousands)
Beginning fair value	$—
Fair value determined upon transfer of loans	2,820
Changes in fair value due to changes in inputs and assumptions (1)	(1,610)
Other changes (2)	38

Ending fair value	$1,248

(1)	The Company measured servicing assets at fair value and reported the change in other non-interest income.
(2)	Represents accretable yield reported in other non-interest income.

Cash Flows Received From The Securitization

(Dollars in thousands)
Proceeds from new securitizations during the period	$600,000
Proceeds from collections reinvested in revolving securitizations	462,580
Servicing and other fees received	2,150
Excess spread received	7,228

Quantitative Information About The Premium Finance Receivables

(Dollars in thousands)	Total Amount of Loans	Amount of Loans 30 days or More Past Due or on Nonaccrual	Net Credit Write-offs during the Year
Premium finance receivables — commercial	$1,324,015	$46,072	$7,537
Less: Premium finance receivables — commercial securitized	593,871	14,309	35

Premium finance receivables — commercial on-balance sheet	$730,144	$31,763	$7,502

Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Schedule Of Changes In Carrying Value Of MSRs

(Dollars in thousands)	December 31, 2011	December 31, 2010	December 31, 2009
Balance at beginning of year	$8,762	$6,745	$3,990
Additions from loans sold with servicing retained	2,611	4,972	4,786
Estimate of changes in fair value due to:
Payoffs and paydowns	(2,430)	(2,468)	(2,321)
Changes in valuation inputs or assumptions	(2,243)	(487)	290

Fair value at end of year	$6,700	$8,762	$6,745

Unpaid principal balance of mortgage loans serviced for others	$958,749	$942,224	$738,372

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Summary Of Acquisition Of Certain Assets And The Assumption Of Liabilities, Of Six Financial Institutions In FDIC-Assisted Transactions

(Dollars in thousands)	Lincoln Park	Wheatland	Ravenswood	Community First Bank - Chicago	The Bank of Commerce	First Chicago

Date of acquisition	April 23, 2010	April 23, 2010	August 6, 2010	February 4, 2011	March 25, 2011	July 8, 2011

Fair value of assets acquired, at the acquisition date	$157,078	$343,870	$173,919	$50,891	$173,986	$768,873
Fair value of loans acquired, at the acquisition date	103,420	175,277	97,956	27,332	77,887	330,203
Fair value of liabilities assumed, at the acquisition date	192,018	415,560	122,943	49,779	168,472	741,508

Summary Of FDIC Indemnification Asset

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Balance at beginning of period	$118,182	$—
Additions	343,231	160,644
Accretion	1,081	1,436
Expected reimbursements from the FDIC for changes in expected credit losses	(25,648)	193
Payments received from the FDIC	(92,595)	(44,091)

Balance at end of period	$344,251	$118,182

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill Assets By Business Segment

	January 1,	Goodwill	Impairment	December 31,
(Dollars in thousands)	2011	Acquired	Loss	2011
Community banking	$250,766	$8,570	$—	$259,336
Specialty finance	16,095	—	—	16,095
Wealth management	14,329	15,708	—	30,037

Total	$281,190	$24,278	$—	$305,468

Summary Of Finite-Lived Intangible Assets

	December 31,
(Dollars in thousands)	2011	2010
Specialty finance segment:
Customer list intangibles:
Gross carrying amount	$1,800	$1,800
Accumulated amortization	(460)	(253)

Net carrying amount	$1,340	$1,547

Community banking segment:
Core deposit intangibles:
Gross carrying amount	$35,587	$29,608
Accumulated amortization	(21,457)	(18,580)

Net carrying amount	$14,130	$11,028

Wealth management segment:
Customer list and other intangibles:
Gross carrying amount	$6,790	$3,252
Accumulated amortization	(190)	(3,252)

Net carrying amount	$6,600	$—

Total other intangible assets, net	$22,070	$12,575

Estimated Amortization

Estimated amortization
Estimated - 2012	$4,112
Estimated - 2013	3,898
Estimated - 2014	3,421
Estimated - 2015	1,935
Estimated - 2016	1,422

Premises And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Premises And Equipment Net [Abstract]
Summary Of Premises And Equipment

	December 31,
(Dollars in thousands)	2011	2010
Land	$101,260	$88,059
Buildings and leasehold improvements	340,901	296,590
Furniture, equipment, and computer software	116,960	102,494
Construction in progress	19,341	5,974

	578,462	493,117
Less: Accumulated depreciation and amortization	146,950	129,421

Total premises and equipment, net	$431,512	$363,696

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Summary Of Deposits

(Dollars in thousands)	2011	2010
Balance:
Non-interest bearing	$1,785,433	$1,201,194
NOW	1,698,778	1,561,507
Wealth management deposits	788,311	658,660
Money market	2,263,253	1,759,866
Savings	888,592	744,534
Time certificates of deposit	4,882,900	4,877,912

Total deposits	$12,307,267	$10,803,673

Mix:
Non-interest bearing	15%	11%
NOW	14	15
Wealth management deposits	6	6
Money market	18	16
Savings	7	7
Time certificates of deposit	40	45

Total deposits	100%	100%

Schedule Of Maturities Of Time Certificates Of Deposit

(Dollars in thousands)	2011	2010
Due within one year	$3,239,761	$3,100,161
Due in one to two years	1,004,024	1,020,608
Due in two to three years	235,585	399,507
Due in three to four years	290,741	117,633
Due in four to five years	108,511	236,059
Due after five years	4,278	3,944

Total time certificate of deposits	$4,882,900	$4,877,912

Schedule Of Maturities Of Time Deposits

(Dollars in thousands)	2011	2010
Maturing within three months	$550,816	$532,745
After three but within six months	593,851	511,991
After six but within 12 months	869,243	755,095
After 12 months	1,160,709	1,131,162

Total	$3,174,619	$2,930,993

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Summary Of Outstanding FHLB Advances

(Dollars in thousands)	2011	2010
1.39% advance due February 2012	$8,000	$8,000
1.48% advance due April 2012	52,000	52,000
2.96% advance due January 2013	5,000	5,000
2.01% advance due February 2013	30,000	30,000
2.07% advance due April 2013	69,000	69,000
3.92% advance due April 2013	1,500	1,500
3.34% advance due June 2013	42,000	42,000
1.45% advance due July 2013	26,000	26,000
2.62% advance due April 2014	25,000	25,000
1.94% advance due July 2014	10,000	10,000
1.58% advance due September 2014	25,473	—
1.63% advance due September 2014	25,508	—
4.12% advance due February 2015	25,000	25,000
4.55% advance due February 2016	45,000	45,000
4.83% advance due May 2016	50,000	50,000
3.47% advance due November 2017	10,000	10,000
4.18% advance due February 2022	25,000	25,000

Federal Home Loan Bank advances	$474,481	$423,500

Subordinated Notes (Tables)	12 Months Ended
Dec. 31, 2011
Subordinated Notes [Abstract]
Summary Of Subordinate Notes

(Dollars in thousands)	2011	2010
Subordinated note, due October 29, 2012	$5,000	$10,000
Subordinated note, due May 1, 2013	10,000	15,000
Subordinated note, due May 29, 2015	20,000	25,000

Total subordinated notes	$35,000	$50,000

Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
Summary Of Other Borrowings

(Dollars in thousands)	2011	2010
Securities sold under repurchase agreements	413,333	217,289
Other	30,420	43,331
Secured borrowings - owed to securitization investors	600,000	600,000

Total other borrowings	$1,043,753	$860,620

Junior Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Summary Of The Company's Junior Subordinated Debentures

			Junior Subordinated						Earliest
	Common	Trust Preferred	Debentures		Rate	Contractual rate	Issue	Maturity	Redemption
(Dollars in thousands)	Securities	Securities	2011	2010	Structure	at 12/31/11	Date	Date	Date
Wintrust Capital Trust III	$774	$25,000	$25,774	$25,774	L+3.25	3.65%	04/2003	04/2033	04/2008
Wintrust Statutory Trust IV	619	20,000	20,619	20,619	L+2.80	3.38%	12/2003	12/2033	12/2008
Wintrust Statutory Trust V	1,238	40,000	41,238	41,238	L+2.60	3.18%	05/2004	05/2034	06/2009
Wintrust Capital Trust VII	1,550	50,000	51,550	51,550	L+1.95	2.50%	12/2004	03/2035	03/2010
Wintrust Capital Trust VIII	1,238	40,000	41,238	41,238	L+1.45	2.03%	08/2005	09/2035	09/2010
Wintrust Captial Trust IX	1,547	50,000	51,547	51,547	L+1.63	2.18%	09/2006	09/2036	09/2011
Northview Capital Trust I	186	6,000	6,186	6,186	L+3.00	3.43%	08/2003	11/2033	08/2008
Town Bankshares Capital Trust I	186	6,000	6,186	6,186	L+3.00	3.43%	08/2003	11/2033	08/2008
First Northwest Capital Trust I	155	5,000	5,155	5,155	L+3.00	3.58%	05/2004	05/2034	05/2009

Total			$249,493	$249,493		2.73%

Minimum Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Minimum Lease Commitments [Abstract]
Approximate Minimum Annual Gross Rental Payments And Gross Rental Income

	Payments	Income
2012	$4,189	$2,454
2013	3,989	2,157
2014	3,313	1,694
2015	2,933	1,541
2016	2,927	1,043
2017 and thereafter	9,011	1,513
Total minimum future amounts	$26,362	$10,402

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Expense (Benefit)

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Current income taxes:
Federal	$40,312	$46,169	$(7,361)
State	10,785	7,281	517

Total current income taxes	$51,097	$53,450	$(6,844)

Deferred income taxes:
Federal	(555)	(14,233)	44,800
State	(84)	(1,739)	6,479

Total deferred income taxes	(639)	(15,972)	51,279

Total income tax expense	$50,458	$37,478	$44,435

Reconciliation Of The Differences Between Taxes Computed Using The Statutory Federal Income Tax Rate And Actual Income Tax Expense

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Income tax expense based upon the Federal statutory rate on income before income taxes	$44,812	$35,282	$41,126
Increase (decrease) in tax resulting from:
Tax-exempt interest, net of interest expense disallowance	(1,139)	(963)	(988)
State taxes, net of federal tax benefit	6,955	3,602	4,547
Income earned on bank owned life insurance	(854)	(795)	(677)
Non-deductible compensation costs	644	707	1,136
Meals, entertainment and related expenses	802	669	527
Tax credits	(562)	(704)	(885)
Other, net	(200)	(320)	(351)

Income tax expense	$50,458	$37,478	$44,435

Deferred Tax Assets And Liabilities

	Years Ended December 31,
(Dollars in thousands)	2011	2010
Deferred tax assets:
Allowance for credit losses	$44,538	$45,467
Net unrealized losses on derivatives included in other comprehensive income	4,623	5,021
Deferred compensation	10,855	5,881
Stock-based compensation	10,757	9,332
Nonaccrued interest	2,414	2,016
Other real estate owned	9,724	3,628
Mortgage banking recourse obligation	992	3,433
Goodwill and intangible assets	264	—
Other	3,696	1,298

Total gross deferred tax assets	87,863	76,076

Deferred tax liabilities:
Discount on purchased loans	37,657	35,341
Premises and equipment	20,591	17,668
Goodwill and intangible assets	—	7,649
Deferred loan fees and costs	5,809	5,054
FHLB stock dividends	3,322	2,810
Capitalized servicing rights	2,650	3,375
Net unrealized gains on securities included in other comprehensive income	2,807	1,691
Deferred gain on termination of derivatives	68	145
Debt finance/prepayment charges	1,450	2,659
Covered assets	30,058	16,933
Other	829	490

Total gross deferred liabilities	105,241	93,815

Net deferred tax liabilities	$17,378	$17,739

Stock Compensation Plans And Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans And Other Employee Benefit Plans [Abstract]
Weighted Average Assumptions Used To Determine The Options Fair Value

	2011	2010	2009
Expected dividend yield	0.5%	0.5%	1.7%
Expected volatility	61.8%	48.5%	46.3%
Risk-free rate	1.0%	2.5%	2.5%
Expected option life (in years)	4.4	6.2	5.9

Summary Of Stock Option Activity

Stock Options	Common Shares	Weighted Average Strike Price	Remaining Contractual Term (1)	Intrinsic Value (2) ($000)
Outstanding at January 1, 2009	2,388,174	$35.61
Granted	54,500	20.72
Exercised	(213,012)	11.84
Forfeited or canceled	(73,453)	34.57

Outstanding at December 31, 2009	2,156,209	$37.61	3.9	$8,959

Exercisable at December 31, 2009	1,842,508	$37.15	3.7	$8,382

Outstanding at January 1, 2010	2,156,209	$37.61
Granted	86,865	33.63
Exercised	(159,637)	14.95
Forfeited or canceled	(42,736)	51.46

Outstanding at December 31, 2010	2,040,701	$38.92	3.3	$8,028

Exercisable at December 31, 2010	1,803,298	$39.63	3.0	$7,368

Outstanding at January 1, 2011	2,040,701	$38.92
Granted	221,003	33.15
Exercised	(85,706)	17.20
Forfeited or canceled	(111,464)	46.01

Outstanding at December 31, 2011	2,064,534	$38.83	2.7	$3,809

Exercisable at December 31, 2011	1,779,218	$39.93	2.3	$3,558

Vested or expected to vest at December 31, 2011	2,058,850	$38.85

(1)	Represents the weighted average contractual remaining life in years.
(2)	Aggregate intrinsic value represents the total pretax intrinsic value (i.e., the difference between the Company's average of the high and low stock price at year end and the option exercise price, multiplied by the number of shares) that would have been received by the option holders if they had exercised their options on the last day of the year. Options with exercise prices above the year end stock price are excluded from the calculation of intrinsic value. This amount will change based on the fair market value of the Company's stock.

Summary Of Plans' Restricted Share Award Activity

	2011		2010		2009
Restricted Shares	Common Shares	Weighted Average Grant-Date Fair Value	Common Shares	Weighted Average Grant-Date Fair Value	Common Shares	Weighted Average Grant-Date Fair Value
Outstanding at January 1	299,040	$39.44	208,430	$43.24	262,997	$44.09
Granted	98,394	32.85	149,656	35.20	28,550	24.22
Vested and issued	(56,641)	35.17	(58,411)	42.21	(81,492)	39.84
Forfeited	(4,084)	34.73	(635)	34.74	(1,625)	30.56

Outstanding at end of year	336,709	$38.29	299,040	$39.44	208,430	$43.24

Vested, but not issuable at end of year	85,000	$51.88	85,000	$51.88	—	$—

Performance Shares
Outstanding at January 1	—
Granted	100,993	$33.25
Vested and issued	—
Net decrease due to estimated performance	(28,062)	33.25
Forfeited	(773)	33.28

Outstanding at end of year	72,158	$33.25

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Minimum Capital Requirements

	2011	2010
Total Capital to Risk Weighted Assets	13.0%	13.8%
Tier 1 Capital to Risk Weighted Assets	11.8%	12.5%
Tier 1 Leverage Ratio	9.4%	10.1%

Actual Capital Amounts And Ratios

	December 31, 2011				December 31, 2010
	Actual		To Be Well Capitalized by Regulatory Definition		Actual		To Be Well Capitalized by Regulatory Definition
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (to Risk Weighted Assets):
Lake Forest Bank	$223,451	11.0%	$203,441	10.0%	$244,642	11.3%	$217,140	10.0%
Hinsdale Bank	148,804	12.3	120,808	10.0	149,582	12.7	118,260	10.0
North Shore Bank	176,141	11.2	157,708	10.0	164,869	13.1	126,268	10.0
Libertyville Bank	121,105	13.2	91,887	10.0	117,082	13.2	88,606	10.0
Barrington Bank	126,516	12.7	99,813	10.0	114,689	12.5	91,849	10.0
Crystal Lake Bank	79,963	13.0	61,523	10.0	80,453	14.1	57,234	10.0
Northbrook Bank	149,325	14.4	103,395	10.0	88,769	12.3	72,476	10.0
Schaumburg Bank	58,860	12.9	45,660	10.0	53,608	12.4	43,292	10.0
Village Bank	82,743	11.7	70,753	10.0	78,335	13.3	59,129	10.0
Beverly Bank	40,484	11.7	34,562	10.0	37,825	12.9	29,283	10.0
Town Bank	83,099	12.2	68,122	10.0	75,853	12.0	63,444	10.0
Wheaton Bank	59,164	11.9	49,551	10.0	64,049	13.8	46,426	10.0
State Bank of the Lakes	68,673	11.1	61,683	10.0	62,391	11.6	53,947	10.0
Old Plank Trail Bank	33,826	12.2	27,724	10.0	34,442	13.9	24,722	10.0
St. Charles Bank	61,738	11.5	53,868	10.0	36,743	13.4	27,404	10.0

Tier 1 Capital (to Risk Weighted Assets):
Lake Forest Bank	$202,206	9.9%	$122,065	6.0%	$172,514	7.9%	$130,284	6.0%
Hinsdale Bank	134,488	11.1	72,485	6.0	128,769	10.9	70,956	6.0
North Shore Bank	124,202	7.9	94,625	6.0	114,393	9.1	75,761	6.0
Libertyville Bank	93,613	10.2	55,132	6.0	85,958	9.7	53,164	6.0
Barrington Bank	119,534	12.0	59,888	6.0	104,340	11.4	55,109	6.0
Crystal Lake Bank	73,235	11.9	36,914	6.0	74,505	13.0	34,341	6.0
Northbrook Bank	136,273	13.2	62,037	6.0	83,099	11.5	43,486	6.0
Schaumburg Bank	53,741	11.8	27,396	6.0	45,184	10.4	25,975	6.0
Village Bank	77,692	11.0	42,452	6.0	72,284	12.2	35,478	6.0
Beverly Bank	37,612	10.9	20,737	6.0	35,207	12.0	17,570	6.0
Town Bank	75,157	11.0	40,873	6.0	68,572	10.8	38,066	6.0
Wheaton Bank	52,911	10.7	29,730	6.0	59,197	12.8	27,856	6.0
State Bank of the Lakes	57,627	9.3	37,010	6.0	56,800	10.5	32,368	6.0
Old Plank Trail Bank	29,072	10.5	16,634	6.0	28,575	11.6	14,833	6.0
St. Charles Bank	51,874	9.6	32,321	6.0	34,279	12.5	16,442	6.0

Tier 1 Leverage Ratio:
Lake Forest Bank	$202,206	7.9%	$127,653	5.0%	$172,514	6.6%	$130,398	5.0%
Hinsdale Bank	134,488	9.2	73,227	5.0	128,769	9.2	70,021	5.0
North Shore Bank	124,202	7.3	85,389	5.0	114,393	7.9	72,902	5.0
Libertyville Bank	93,613	8.1	58,017	5.0	85,958	7.5	57,037	5.0
Barrington Bank	119,534	9.8	61,060	5.0	104,340	9.1	57,064	5.0
Crystal Lake Bank	73,235	9.7	37,696	5.0	74,505	10.4	36,001	5.0
Northbrook Bank	136,273	7.2	94,611	5.0	83,099	7.1	58,447	5.0
Schaumburg Bank	53,741	9.2	29,335	5.0	45,184	9.0	25,177	5.0
Village Bank	77,692	9.0	43,306	5.0	72,284	9.5	38,239	5.0
Beverly Bank	37,612	9.7	19,446	5.0	35,207	9.6	18,422	5.0
Town Bank	75,157	9.9	37,801	5.0	68,752	9.8	34,941	5.0
Wheaton Bank	52,911	7.7	34,456	5.0	59,197	8.1	36,433	5.0
State Bank of the Lakes	57,627	8.0	35,813	5.0	56,800	8.3	34,404	5.0
Old Plank Trail Bank	29,072	9.0	16,137	5.0	28,575	9.4	15,134	5.0
St. Charles Bank	51,874	8.3	31,101	5.0	34,279	10.3	16,628	5.0

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Schedule Of Fair Value Of Derivative Financial Instruments

	Derivative Assets			Derivative Liabilties
	Fair Value			Fair Value
(Dollars in thousands)	Balance Sheet Location	December 31, 2011	December 31, 2010	Balance Sheet Location	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments under ASC 815:
Interest rate derivatives designated as Cash Flow Hedges	Other assets	$119	$—	Other liabilities	$11,032	$12,986

Derivatives not designed as hedging instruments under ASC 815:
Interest rate derivatives	Other assets	34,002	13,769	Other liabilities	33,892	14,226
Interest rate lock commitments	Other assets	4,307	396	Other liabilities	127	2,320
Forward commitments to sell mortgage loans	Other assets	179	4,505	Other liabilities	5,030	442

Total derivatives not designated as hedging instruments under ASC 815		$38,488	$18,670		$39,049	$16,988

Total derivatives		$38,607	$18,670		$50,081	$29,974

Schedule Of Interest Rate Swaps

	December 31, 2011
(Dollars in thousands) Maturity Date	Notional Amount	Fair Value Gain (Loss)
Interest Rate Swaps:
September 2013	50,000	(3,918)
September 2013	40,000	(3,206)
September 2016	50,000	(2,567)
October 2016	25,000	(1,341)

Total Interest Rate Swaps	165,000	(11,032)

Interest Rate Caps:
September 2014	20,000	40
September 2014	40,000	79

Total Interest Rate Caps	60,000	119

Total Cash Flow Hedges	$225,000	$(10,913)

Rollforward Of Amounts In Accumulated Other Comprehensive Income Related To Interest Rate Swaps Designated As Cash Flow Hedges

	December 31,
(Dollars in thousands)	2011	2010

Unrealized loss at beginning of period	$(13,323)	$(15,487)
Amount reclassified from accumulated other comprehensive income to interest expense on junior subordinated debentures	8,120	8,736
Amount of loss recognized in other comprehensive income	(6,430)	(6,572)

Unrealized loss at end of period	$(11,633)	$(13,323)

Summary Amounts Included In Consolidated Statement Of Income Related To Derivatives

(Dollars in thousands)		December 31,
Derivative	Location in income statement	2011	2010
Interest rate swaps and floors	Other income	$42	$(59)
Mortgage banking derivatives	Mortgage banking revenue	(1,301)	286
Covered call options	Fees from covered call options	13,570	2,235

Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Summary Of Balances Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Available-for-sale securities
U.S. Treasury	$16,173	$—	$16,173	$—
U.S. Government agencies	765,916	—	765,916	—
Municipal	60,098	—	35,887	24,211
Corporate notes and other	169,936	—	169,936	—
Mortgage-backed	248,551	—	248,551	—
Equity securities	31,123	—	12,152	18,971
Trading account securities	2,490	—	2,490	—
Mortgage loans held-for-sale	306,838	—	306,838	—
Mortgage servicing rights	6,700	—	—	6,700
Nonqualified deferred compensations assets	4,299	—	4,299	—
Derivative assets	38,607	—	38,607	—

Total	$1,650,731	$—	$1,600,849	$49,882

Derivative liabilities	$50,081	$—	$50,081	$—

	December 31, 2010
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Available-for-sale securities
U.S. Treasury	$96,097	$—	$96,097	$—
U.S. Government agencies	884,055	—	884,055	—
Municipal	52,303	—	35,887	16,416
Corporate notes and other	261,915	—	252,074	9,841
Mortgage-backed	161,681	—	159,221	2,460
Equity securities	40,251	—	11,579	28,672
Trading account securities	4,879	71	436	4,372
Mortgage loans held-for-sale	356,662	—	356,662	—
Mortgage servicing rights	8,762	—	—	8,762
Nonqualified deferred compensations assets	3,613	—	3,613	—
Derivative assets	18,670	—	18,670	—

Total	$1,888,888	$71	$1,818,294	$70,523

Derivative liabilities	$29,974	$—	$29,974	$—

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value On A Recurring Basis

(Dollars in thousands)	U.S. Agencies	Municipal	Corporate notes and other debt	Mortgage- backed	Equity securities	Trading Account Securities	Mortgage servicing rights
Balance at January 1, 2011	$—	$16,416	$9,841	$2,460	$28,672	$4,372	$8,762
Total net gains (losses) included in:
Net income (1)	—	—	(274)	(53)	—	—	(2,062)
Other comprehensive income	—	77	—	—	(6,101)	—	—
Purchases	—	26,425	7,246	1,126	1,800	—	—
Issuances	—	—	—	—	—	—	—
Sales	—	(19,469)	—	—	—	(4,372)	—
Settlements	—	(1,230)	(333)	(116)	—	—	—
Net transfers into (out of) Level 3 (2)	—	1,992	(16,480)	(3,417)	(5,400)	—	—

Balance at December 31, 2011	$—	$24,211	$—	$—	$18,971	$—	$6,700

(1)	Income for Corporate notes and other debt, and mortgage-backed are recognized as a component of interest income on securities. Additionally, changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.
(2)

The transfer of available for sale securities into Level 3 is the result of the use of significant inputs that are unobservable in the market due to limited activity or a less liquid market.

Transfers out of Level 3 result from the availability and use of observable market information that market participatnts would use in pricing these securities

Transfers into/out of Level 3 are recognized at the end of the reporting period.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis during the year ended December 31, 2010 are summarized as follows:

(Dollars in thousands)	Municipal	Corporate notes and other debt	Mortgage- backed	Equity securities	Trading Account Securities	Mortgage servicing rights	Retained interests
Balance at January 1, 2010	$17,152	$51,194	$158,449	$26,800	$31,924	$6,745	$43,541
Total net gains (losses) included in:
Net income (1)	—	(35)	(7,947)	—	5,140	2,017	—
Other comprehensive income	—	1	2,520	(419)	—	—	—
Purchases, issuances, sales and settlements, net	3,551	(40,781)	(145,736)	2,291	(32,692)	—	(43,541)
Net transfers out of Level 3	(4,287)	(538)	(4,826)	—	—	—	—

Balance at December 31, 2010	$16,416	$9,841	$2,460	$28,672	$4,372	$8,762	$—

(1)	Income for Corporate notes, other debt and mortgage-backed is recognized as a component of interest income on securities. Income for trading account securities is recognized as a component of trading income in non-interest income and trading account securities interest income. Changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.

Summary Of Assets Measured At Fair Value On A Nonrecurring Basis

					Twelve Months Ended December 31, 2011 Fair Value
	December 31, 2011				Losses (Gains)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Recognized
Impaired loans	$226,538	$—	$—	$226,538	$48,461
Other real estate owned	86,523	—	—	86,523	26,620
Mortgage loans held-for-sale, at lower of cost or market	13,686	—	13,686	—	(358)

Total	$326,747	$—	$13,686	$313,061	$74,723

Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments

	At December 31, 2011		At December 31, 2010
(Dollars in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$169,704	$169,704	$172,580	$172,580
Interest bearing deposits with banks	749,287	749,287	865,575	865,575
Available-for-sale securities	1,291,797	1,291,797	1,496,302	1,496,302
Trading account securities	2,490	2,490	4,879	4,879
Brokerage customer receivables	27,925	27,925	24,549	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	100,434	82,407	82,407
Mortgage loans held-for-sale, at fair value	306,838	306,838	356,662	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	13,897	14,785	14,841
Total loans	11,172,745	11,590,729	9,934,239	10,088,429
Mortgage servicing rights	6,700	6,700	8,762	8,762
Nonqualified deferred compensation assets	4,299	4,299	3,613	3,613
Derivative assets	38,607	38,607	18,670	18,670
FDIC indemnification asset	344,251	344,251	118,182	118,182
Accrued interest receivable and other	147,207	147,207	137,744	137,744

Total financial assets	$14,375,970	$14,794,165	$13,238,949	$13,393,195

Financial Liabilities
Non-maturity deposits	$7,424,367	7,424,367	$5,925,761	$5,925,761
Deposits with stated maturities	4,882,900	4,917,740	4,877,912	4,925,403
Notes payable	52,822	52,822	1,000	1,000
Federal Home Loan Bank advances	474,481	507,368	423,500	440,644
Subordinated notes	35,000	35,000	50,000	50,000
Other borrowings	443,753	443,753	260,620	260,620
Secured borrowings owed to securitization investors	600,000	603,294	600,000	600,333
Junior subordinated debentures	249,493	185,199	249,493	183,818
Derivative liabilities	50,081	50,081	29,974	29,974
Accrued interest payable and other	12,952	12,952	15,518	15,518

Total financial liabilities	$14,225,849	$14,232,576	$12,433,778	$12,433,071

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary Of The Company's Common And Preferred Stock

	2011	2010
Common Stock:
Shares authorized	60,000,000	60,000,000
Shares issued	35,981,950	34,864,068
Shares outstanding	35,978,349	34,864,068
Cash dividend per share	$0.18	$0.18

Preferred Stock:
Shares authorized	20,000,000	20,000,000
Shares issued	50,000	50,000
Shares outstanding	50,000	50,000

Aggregate Fair Values Assigned To Each Component Of Tangible Equity Units Offering

(Dollars in thousands, except per unit amounts)	Equity Component	Debt Component	TEU Total
Units issued (1)	4,600	4,600	4,600
Unit price	$40.271818	$9.728182	$50.00
Gross proceeds	185,250	44,750	230,000
Issuance costs, including discount	5,934	1,419	7,353

Net proceeds	$179,316	$43,331	$222,647

Balance sheet impact
Other borrowings	—	43,331	43,331
Surplus	179,316	—	179,316

(1)	TEUs consist of two components: one unit of the equity component and one unit of the debt component.

Market Value Of Company Common Stock And Settlement Rate

Applicable market value of Company common stock	Settlement Rate
Less than or equal to $30.00	1.6666
Greater than $30.00 but less than $37.50	$50.00, divided by the applicable market value
Greater than or equal to $37.50	1.3333

Components Of Other Comprehensive Income (Loss), Including The Related Income Tax Effects

(In thousands)	2011	2010	2009
Unrealized net gains on available-for-sale securities	$4,467	$9,579	$680
Related tax expense	(1,862)	(3,754)	(277)

Net after tax unrealized ganis on available-for-sale securities	2,605	5,825	403

Less: reclassification adjustment for net gains (losses) realized in net income during the year	$1,792	$9,832	$(268)
Related tax expense (benefit)	(712)	(3,787)	103

Net after reclassification adjustment	1,080	6,045	(165)

Cumulative effect of change in accounting	—	156	309

Unrealized net gains (losses) on available-for-sale securities, net of reclassification adjustment	1,525	(64)	877

Unrealized net gains (losses) on derivative used as cash flow hedges	1,690	2,164	5,062
Related tax (expense) benefit	(581)	(834)	(1,950)

After-tax unrealized net gains (losses) on derivatives used as cash flow hedges	1,109	1,330	3,112

Total other comprehensive income	2,634	1,266	3,989

Schedule Of Roll-Forward Of The Change In Accumulated Other Comprehensive Loss

(In thousands)	2011	2010	2009
Accumulated other comprehensive loss at beginning of year	$(5,512)	$(6,622)	$(10,302)
Cumulative effect of change in accounting	—	(156)	(309)
Other comprehensive income	2,634	1,266	3,989

Accumulated other comprehensive loss at end of year	(2,878)	(5,512)	(6,622)

Schedule Of Accumulated Other Comprehensive Loss

(In thousands)	2011	2010	2009
Accumulated unrealized gains on securities available-for-sale	$4,204	$2,679	$2,899
Accumulated unrealized losses on derivatives used as cash flow hedges	(7,082)	(8,191)	(9,521)

Total accumulated other comprehensive loss at end of year	(2,878)	(5,512)	(6,622)

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Summary Of Certain Operating Information For Reportable Segments

	Community Banking	Specialty Finance	Wealth Management	Parent & Intersegment Eliminations	Consolidated
2011
Net interest income (expense)	$428,068	112,508	8,460	(87,659)	461,377
Provision for credit losses	102,544	864	—	(770)	102,638
Noninterest income	140,392	3,071	54,940	(8,705)	189,698
Noninterest expense	331,006	28,876	51,431	9,091	420,404
Income tax expense (benefit)	51,338	39,427	4,879	(45,186)	50,458

Net income (loss)	$83,572	46,412	7,090	(59,499)	77,575

Total assets at end of year	$15,188,133	3,271,323	92,089	(2,657,737)	15,893,808

2010
Net interest income (expense)	$386,594	89,870	12,275	(72,903)	415,836
Provision for credit losses	105,018	22,586	—	(2,940)	124,664
Noninterest income	133,110	13,643	45,447	(40)	192,160
Noninterest expense	304,223	27,021	46,576	4,705	382,525
Income tax expense (benefit)	39,032	21,367	4,257	(27,178)	37,478

Net income (loss)	$71,431	32,539	6,889	(47,530)	63,329

Total assets at end of year	$13,258,238	2,944,388	65,274	(2,287,744)	13,980,156

2009
Net interest income (expense)	$300,552	69,855	12,286	(70,817)	311,876
Provision for credit losses	165,302	7,537	—	(4,907)	167,932
Noninterest income	92,578	162,075	38,281	24,713	317,647
Noninterest expense	273,467	24,768	41,660	4,192	344,087
Income tax expense (benefit)	(19,780)	79,263	3,330	(18,378)	44,435

Net income (loss)	$(25,859)	120,362	5,577	(27,011)	73,069

Total assets at end of year	$12,019,936	2,185,225	62,458	(2,051,999)	12,215,620

Condensed Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Statements [Abstract]
Balance Sheets

	December 31,
(In thousands)	2011	2010
Assets
Cash	$94,275	127,803
Available-for-sale securities, at fair value	489	7,419
Investment in and receivable from subsidiaries	1,738,484	1,601,047
Loans, net of unearned income	2,574	5,489
Less: Allowance for loan losses	664	905

Net Loans	1,910	4,584
Goodwill	8,347	8,347
Other assets	86,612	41,844

Total assets	$1,930,117	1,791,044
Liabilities and Shareholders' Equity
Other liabilities	$20,671	10,671
Notes payable	51,000	1,000
Subordinated notes	35,000	50,000
Other borrowings	30,420	43,331
Junior subordinated debentures	249,493	249,493
Shareholders' equity	1,543,533	1,436,549

Total liabilities and shareholders' equity	$1,930,117	1,791,044

Statements Of Income

	Years Ended December 31,
(In thousands)	2011	2010	2009
Income
Dividends and interest from subsidiaries	$30,783	15,592	103,410
Trading revenue	—	4,839	26,864
Gains (losses) on available-for-sale securities, net	164	57	(1,210)
Other income	(487)	1,421	1,931

Total income	30,460	21,909	130,995

Expenses
Interest expense	21,342	18,667	19,139
Salaries and employee benefits	12,435	8,975	7,238
Other expenses	14,037	10,838	10,635

Total expenses	47,814	38,480	37,012

(Loss) income before income taxes and equity in undistributed loss of subsidiaries	(17,354)	(16,571)	93,983
Income tax benefit	16,573	8,997	1,241

(Loss) income before equity in undistributed net loss of subsidiaries	(781)	(7,574)	95,224
Equity in undistributed net income (loss) of subsidiaries	78,356	70,903	(22,155)

Net income	$77,575	63,329	73,069

Statements Of Cash Flows

	Years Ended December 31,
(In thousands)	2011	2010	2009
Operating Activities:
Net income	$77,575	63,329	73,069
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Provision for credit losses	608	905	—
(Gains) losses on available-for-sale securities, net	(164)	(57)	1,210
Depreciation and amortization	2,178	757	711
Deferred income tax (benefit) expense	(1,785)	(9,747)	10,990
Stock-based compensation expense	2,008	1,976	2,837
Tax (expense) benefit from stock-based compensation arrangements	129	896	81
Excess tax benefits from stock-based compensation arrangements	(19)	(432)	(377)
Decrease (increase) in trading securities, net	—	27,332	(26,864)
(Increase) decrease in other assets	(28,389)	(3,071)	3,523
Increase (decrease) in other liabilities	122	(4,386)	(8,999)
Equity in undistributed net (income) loss of subsidiaries	(78,356)	(70,903)	22,155

Net Cash Provided by (Used for) Operating Activities	(26,093)	6,599	78,336

Investing Activities:
Capital contributions to subsidiaries	(22,361)	(194,524)	(203,775)
Other investing activity, net	440	(808)	20,086

Net Cash Used for Investing Activities	(21,921)	(195,332)	(183,689)

Financing Activities:
Increase (decrease) in notes payable and other borrowings, net	36,337	43,331	—
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	19	432	377
Repayment of Series B preferred stock	—	(250,000)	—
Net proceeds from issuance of prepaid common stock purchase contracts	—	179,316	—
Issuance of common stock in a public offering	—	315,108	—
Issuance of common shares resulting from exercise of stock options, employee stock purchase plan and conversion of common stock warrants	3,586	3,956	4,912
Dividends paid	(10,344)	(22,776)	(21,783)
Treasury stock purchases	(112)	(218)	(443)

Net Cash Provided by (Used for) Financing Activities	14,486	259,149	(26,937)

Net (Decrease) Increase in Cash and Cash Equivalents	(33,528)	70,416	(132,290)
Cash and Cash Equivalents at Beginning of Year	127,803	57,387	189,677

Cash and Cash Equivalents at End of Year	$94,275	127,803	57,387

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

(In thousands, except per share data)	2011	2010	2009
Net income	$77,575	$63,329	$73,069
Less: Preferred stock dividends and discount accretion	4,128	19,643	19,556
Less: Non-cash deemed preferred stock dividend	—	11,361	—

Net income applicable to common shares - Basic (A)	73,447	32,325	53,513
Add: Dividends on convertible preferred stock	—	—	4,000

Net income applicable to common shares - Diluted (B)	73,447	32,325	57,513

Weighted average common shares outstanding (C)	35,355	30,057	24,010
Effect of dilutive potential common shares	8,636	1,513	2,335

Weighted average common shares and effect of dilutive potential common shares (D)	43,991	31,570	26,345

Net income per common share:
Basic (A/C)	$2.08	$1.08	$2.23

Diluted (B/D)	$1.67	$1.02	$2.18

Quarterly Financial Summary (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Summary [Abstract]
Summary Of Quarterly Financial Information

	2011 Quarters				2010 Quarters
(In thousands, except per share data)	First	Second	Third	Fourth	First	Second	Third	Fourth
Interest income	$147,780	145,445	154,951	157,617	142,496	149,248	147,401	153,962
Interest expense	38,166	36,739	36,541	32,970	46,631	44,934	44,421	41,285

Net interest income	109,614	108,706	118,410	124,647	95,865	104,314	102,980	112,677
Provision for credit losses	25,344	29,187	29,290	18,817	29,044	41,297	25,528	28,795

Net interest income after provision for credit losses	84,270	79,519	89,120	105,830	66,821	63,017	77,452	83,882
Non-interest income, excluding net securities gains	40,781	35,500	67,022	44,603	42,215	50,390	45,421	44,302
Net securities gains	106	1,152	225	309	392	46	9,235	159
Non-interest expense	98,109	97,206	106,321	118,768	83,938	92,663	99,723	106,201

Income before income taxes	27,048	18,965	50,046	31,974	25,490	20,790	32,385	22,142
Income tax expense	10,646	7,215	19,844	12,753	9,473	7,781	12,287	7,937

Net Income	$16,402	11,750	30,202	19,221	16,017	13,009	20,098	14,205

Preferred stock dividends and discount accretion	1,031	1,033	1,032	1,032	4,943	4,943	4,943	4,814
Non-cash deemed preferred stock dividend	—	—	—	—	—	—	—	11,361

Net income (loss) applicable to common shares	$15,371	10,717	29,170	18,189	11,074	8,066	15,155	(1,970)

Net income (loss) per common share:
Basic	$0.44	0.31	0.82	0.51	0.43	0.26	0.49	(0.06)
Diluted	$0.36	0.25	0.65	0.41	0.41	0.25	0.47	(0.06)
Cash dividends declared per common share	$0.09	—	0.09	—	0.09	—	0.09	—

Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2009 Retained Earnings [Member]	Dec. 31, 2008 Retained Earnings [Member]	Dec. 31, 2011 Furniture, Fixtures And Equipment [Member] years	Dec. 31, 2011 Software And Computer-Related Equipment [Member] years	Dec. 31, 2011 Buildings And Improvements [Member] years	Dec. 31, 2011 Land Improvements [Member] years	Dec. 31, 2011 Minimum [Member]
Useful live, minimum						2	2	7
Useful live, maximum						10	5	39	15
Other real estate owned	$ 86,500,000	$ 71,200,000
Finite lived other intangible assets, amortized period, maximum years	10
Bank-owned life insurance	101,000,000	92,200,000
Cumulative-effect adjustment		$ (1,288,000)	$ (1,132,000)	$ 309,000	$ 688,000
Covered call option contracts outstanding	0	0
Tax benefit realized on settlement, percentage										50.00%

Available-For-Sale Securities (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
U.S. Government-sponsored agency securities, to include shareholders equity									10.00%
Securities, carrying value	$ 1,100,000,000				$ 876,000,000				$ 1,100,000,000	$ 876,000,000
Income tax expense (benefit)	12,753,000	19,844,000	7,215,000	10,646,000	7,937,000	12,287,000	7,781,000	9,473,000	50,458,000	37,478,000	44,435,000
Parent Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Income tax expense (benefit)									16,573,000	8,997,000	1,241,000
Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Income tax expense (benefit)									$ 705,000	$ 3,800,000	$ (103,000)

Available-For-Sale Securities (Summary Of The Available-For-Sale Securities Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,284,733		$ 1,491,913
Gross unrealized gains	22,402		17,025
Gross unrealized losses	(15,338)		(12,636)
Fair Value	1,291,797		1,496,302
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,028		104,418
Gross unrealized gains	145
Gross unrealized losses			(8,321)
Fair Value	16,173		96,097
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	760,533		882,095
Gross unrealized gains	5,596		2,682
Gross unrealized losses	(213)		(722)
Fair Value	765,916		884,055
Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	57,962		51,493
Gross unrealized gains	2,159		896
Gross unrealized losses	(23)		(86)
Fair Value	60,098		52,303
Corporate Notes And Other, Financial Issuers [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	149,229		186,931
Gross unrealized gains	1,914		3,048
Gross unrealized losses	(8,499)		(2,972)
Fair Value	142,644		187,007
Corporate Notes And Other, Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,070		74,629
Gross unrealized gains	287		330
Gross unrealized losses	(65)		(51)
Fair Value	27,292		74,908
Mortgage-Backed, Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	206,549	[1]	148,693	[1]
Gross unrealized gains	12,078	[1]	9,963	[1]
Gross unrealized losses	(15)	[1]	(3)	[1]
Fair Value	218,612	[1]	158,653	[1]
Mortgage-Backed, Non-Agency CMOs [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,767	[1]	3,018	[1]
Gross unrealized gains	175	[1]	10	[1]
Gross unrealized losses	(3)	[1]
Fair Value	29,939	[1]	3,028	[1]
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,595		40,636
Gross unrealized gains	48		96
Gross unrealized losses	(6,520)		(481)
Fair Value	$ 31,123		$ 40,251

[1]	Consisting entirely of residential mortgage-backed securities, none of which are subprime.

Available-For-Sale Securities (Schedule Of Available-For-Sale Securities Portfolio Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	$ 360,253	$ 509,124
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(10,136)	(11,206)
Continuous unrealized losses existing for greater than 12 months, Fair value	51,742	4,855
Continuous unrealized losses existing for greater than 12 months, Unrealized losses	(5,202)	(1,430)
Total, Fair value	411,995	513,979
Total, Unrealized losses	(15,338)	(12,636)
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value		96,097
Continuous unrealized losses existing for less than 12 months, Unrealized losses		(8,321)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value		96,097
Total, Unrealized losses		(8,321)
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	250,072	258,727
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(213)	(722)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	250,072	258,727
Total, Unrealized losses	(213)	(722)
Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	6,958	5,081
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(23)	(65)
Continuous unrealized losses existing for greater than 12 months, Fair value		323
Continuous unrealized losses existing for greater than 12 months, Unrealized losses		(21)
Total, Fair value	6,958	5,404
Total, Unrealized losses	(23)	(86)
Corporate Notes And Other, Financial Issuers [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	56,577	101,172
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(3,297)	(1,563)
Continuous unrealized losses existing for greater than 12 months, Fair value	51,742	4,532
Continuous unrealized losses existing for greater than 12 months, Unrealized losses	(5,202)	(1,409)
Total, Fair value	108,319	105,704
Total, Unrealized losses	(8,499)	(2,972)
Corporate Notes And Other, Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	9,562	18,810
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(65)	(51)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	9,562	18,810
Total, Unrealized losses	(65)	(51)
Mortgage-Backed, Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	15,484	1,253
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(15)	(3)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	15,484	1,253
Total, Unrealized losses	(15)	(3)
Mortgage-Backed, Non-Agency CMOs [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	2,720
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(3)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	2,720
Total, Unrealized losses	(3)
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	18,880	27,984
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(6,520)	(481)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	18,880	27,984
Total, Unrealized losses	$ (6,520)	$ (481)

Available-For-Sale Securities (Schedule Of Available-For-Sale Investment Securities Gross Gains And Gross Losses Realized) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-For-Sale Securities [Abstract]
Realized gains									$ 1,874	$ 9,951	$ 4,249
Realized losses									(82)	(119)	(1,910)
Net realized gains									1,792	9,832	2,339
Other than temporary impairment charges											(2,607)
Gains (losses) on available- for-sale securities, net	309	225	1,152	106	159	9,235	46	392	1,792	9,832	(268)
Proceeds from sales of available-for-sale securities, net									$ 1,265,046	$ 710,290	$ 1,273,634

Available-For-Sale Securities (Contractual Maturities Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 121,400	$ 647,494
Due in one year or less, Fair Value	121,662	647,987
Due in one to five years, Amortized Cost	532,828	309,795
Due in one to five years, Fair Value	530,632	310,663
Due in five to ten years, Amortized Cost	95,279	194,442
Due in five to ten years, Fair Value	95,508	185,938
Due after ten years, Amortized Cost	261,315	147,835
Due after ten years, Fair Value	264,321	149,782
Total available-for-sale securities, Amortized Cost	1,284,733	1,491,913
Total available-for-sale securities, Fair Value	1,291,797	1,496,302
Mortgage-Backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale securities, Amortized Cost	236,316	151,711
Total available-for-sale securities, Fair Value	248,551	161,681
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale securities, Amortized Cost	37,595	40,636
Total available-for-sale securities, Fair Value	$ 31,123	$ 40,251

Loans (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans [Line Items]
Unearned income on premium finance receivables	$ 34,600,000	$ 32,300,000
Deferred loan fees and costs net, including fair value purchase accounting adjustments	13,600,000	12,500,000
Real estate loans, including mortgage loans held-for-sale	1,800,000,000	1,800,000,000
Loans pledged as collateral	995,200,000
Borrowings from FHLB	474,500,000	423,500,000
FHLB [Member]
Loans [Line Items]
Loans pledged as collateral	$ 829,200,000

Loans (Summary Of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	$ 10,521,377	$ 9,599,886	$ 730,144
Covered loans	651,368	334,353
Total loans	11,172,745	9,934,239
Loans, net of unearned income, excluding covered loans, percentage	94.00%	97.00%
Covered loans, percentage	6.00%	3.00%
Total loans, percentage	100.00%	100.00%
Commercial Loan [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	2,498,313	2,049,326
Loans, net of unearned income, excluding covered loans, percentage	22.00%	21.00%
Commercial Real-Estate Loans [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	3,514,261	3,338,007
Loans, net of unearned income, excluding covered loans, percentage	31.00%	34.00%
Home Equity [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	862,345	914,412
Loans, net of unearned income, excluding covered loans, percentage	8.00%	9.00%
Residential Real-Estate [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	350,289	353,336
Loans, net of unearned income, excluding covered loans, percentage	3.00%	3.00%
Premium Finance Receivables - Commercial [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	1,412,454	1,265,500	1,324,015
Loans, net of unearned income, excluding covered loans, percentage	13.00%	13.00%
Premium Finance Receivables - Life Insurance [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	1,695,225	1,521,886
Loans, net of unearned income, excluding covered loans, percentage	15.00%	15.00%
Indirect Consumer [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	64,545	51,147
Loans, net of unearned income, excluding covered loans, percentage	1.00%	1.00%
Consumer And Other [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	$ 123,945	$ 106,272
Loans, net of unearned income, excluding covered loans, percentage	1.00%	1.00%

Loans (Unpaid Principal Balance And Carrying Value Of Acquired Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Bank Acquisitions [Member]
Unpaid Principal Balance	$ 866,874	$ 432,566
Carrying Value, Acquired loans	596,946	331,295
Life Insurance Premium Finance Acquisition [Member]
Unpaid Principal Balance	632,878	752,129
Carrying Value, Acquired loans	$ 598,463	$ 695,587

Loans (Estimated Details On Loans Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
The Bank Of Commerce [Member]
Loans [Line Items]
Contractually required payments including interest	$ 127,122
Less: Nonaccretable difference	56,257
Cash flows expected to be collected	70,865	[1]
Less: Accretable yield	4,414
Fair value of loans acquired with evidence of credit quality deterioration since origination	66,451
Community First Bank - Chicago [Member]
Loans [Line Items]
Contractually required payments including interest	22,178
Less: Nonaccretable difference	6,313
Cash flows expected to be collected	15,865	[1]
Less: Accretable yield	688
Fair value of loans acquired with evidence of credit quality deterioration since origination	15,177
First Chicago [Member]
Loans [Line Items]
Contractually required payments including interest	564,346
Less: Nonaccretable difference	321,117
Cash flows expected to be collected	243,229	[1]
Less: Accretable yield	20,132
Fair value of loans acquired with evidence of credit quality deterioration since origination	223,097
Elgin State Bancorp, Inc [Member]
Loans [Line Items]
Contractually required payments including interest	77,998
Less: Nonaccretable difference	11,481
Cash flows expected to be collected	66,517	[1]
Less: Accretable yield	4,213
Fair value of loans acquired with evidence of credit quality deterioration since origination	$ 62,304

[1]	Represents undiscounted expected principal and interest cash flows at acquisition.

Loans (Activity Related To Accretable Yield Of Loans Acquired With Evidence Of Credit Quality Deterioration Since Origination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Bank Acquisitions [Member]
Loans [Line Items]
Accretable yield, beginning balance	$ 39,809
Acquisitions	29,447		45,615
Accretable yield amortized to interest income	(39,171)		(10,695)
Accretable yield amortized to indemnification asset	(37,888)
Reclassification from non-accretable difference	163,403	[1]
Increases in interest cash flows due to payments and changes in interest rates	17,520		4,889
Accretable yield, ending balance	173,120		39,809
Life Insurance Premium Finance Acquisition [Member]
Loans [Line Items]
Accretable yield, beginning balance	33,315		65,026
Accretable yield amortized to interest income	(22,109)		(43,931)
Reclassification from non-accretable difference	5,215	[1]	1,652	[1]
Increases in interest cash flows due to payments and changes in interest rates	2,440		10,568
Accretable yield, ending balance	$ 18,861		$ 33,315

[1]	Reclassification is the result of subsequent increases in expected principal cash flows.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructured modified loans		$ 100,528,000	[1]	$ 97,900,000	[1]	$ 32,432,000	[1]
Number of credit relationships in modified loans		123	[1]	113	[1]	41	[1]
Collateral impairment reviewed in restructured loan	2,900,000
Weighted average stated interest rate - basis points		192		181		170
Principal balances that were forgiven		67,000		5,700,000		875,000
Average recorded investment		247,054,000		213,982,000		164,400,000
Interest income recognized on impaired loans		12,470,000		12,999,000		10,100,000
Restructured Loans [Member]
Restructuring Cost and Reserve [Line Items]
Restructured modified loans		$ 130,500,000
Number of credit relationships in modified loans		168

[1]	Restructured loans may have more than one modification representing a concession. As such, restructured loans during the period may be represented in more than one of the categories noted above.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Schedule Of Aging Of The Company's Loan Portfolio) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	$ 114,489		$ 133,065
90+ days and still accruing	183,109		126,228
60-89 days past due	70,885		53,470
30-59 days past due	118,930		114,606
Current	10,685,332		9,506,870
Total loans	11,172,745		9,934,239
Loans, net of unearned income, excluding covered loans	10,521,377		9,599,886		730,144
Loans, net of unearned income excluding covered loans, Nonaccrual	114,489		133,065
Loans, net of unearned income excluding covered loans, 90+ days past due and still accruing	8,382		9,067
Loans, net of unearned income excluding covered loans, 60-89 days past due and still accruing	45,378		46,118
Loans, net of unearned income excluding covered loans, 30-59 days past due and still accruing	94,131		91,862
Loans, net of unearned income excluding covered loans, current	10,258,997		9,319,774
Covered loans, 90+ days past due and still accruing	174,727		117,161
Covered loans, 60-89 days past due and still accruing	25,507		7,352
Covered loans, 30-59 days past due and still accruing	24,799		22,744
Covered loans, Current	426,335		187,096
Covered loans	651,368		334,353
Purchased Non-Covered Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, net of unearned income, excluding covered loans	693	[1]
Purchased Non-Covered Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	693	[2]
Loans, net of unearned income, excluding covered loans	693	[2]
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	19,018		16,382
90+ days and still accruing	589		478
60-89 days past due	9,028		4,755
30-59 days past due	27,424		16,024
Current	2,442,254		2,011,687
Loans, net of unearned income, excluding covered loans	2,498,313		2,049,326
Commercial [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	16,154		15,922
90+ days and still accruing			478
60-89 days past due	7,496		4,416
30-59 days past due	15,797		9,928
Current	1,411,004		1,280,009
Loans, net of unearned income, excluding covered loans	1,450,451		1,310,753
Commercial [Member] | Franchise [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1,792
30-59 days past due			2,250
Current	140,983		117,238
Loans, net of unearned income, excluding covered loans	142,775		119,488
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	180,450		131,306
Loans, net of unearned income, excluding covered loans	180,450		131,306
Commercial [Member] | Community Advantage - Homeowners Association [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	77,504		75,542
Loans, net of unearned income, excluding covered loans	77,504		75,542
Commercial [Member] | Aircraft [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
60-89 days past due	709		178
30-59 days past due	170		1,000
Current	19,518		23,440
Loans, net of unearned income, excluding covered loans	20,397		24,618
Commercial [Member] | Asset-Based Lending [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1,072		417
60-89 days past due	749		161
30-59 days past due	11,026		2,846
Current	452,890		285,555
Loans, net of unearned income, excluding covered loans	465,737		288,979
Commercial [Member] | Municipal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	78,319		56,343
Loans, net of unearned income, excluding covered loans	78,319		56,343
Commercial [Member] | Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual			43
30-59 days past due	431
Current	71,703		41,498
Loans, net of unearned income, excluding covered loans	72,134		41,541
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,125		756
Loans, net of unearned income, excluding covered loans	2,125		756
Commercial [Member] | Purchased Non-Covered Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days and still accruing	589	[2]
60-89 days past due	74	[2]
Current	7,758	[2]
Loans, net of unearned income, excluding covered loans	8,421	[1],[2]
Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	66,508		93,963
90+ days and still accruing	2,198
60-89 days past due	28,523		30,860
30-59 days past due	44,500		42,635
Current	3,372,532		3,170,549
Loans, net of unearned income, excluding covered loans	3,514,261		3,338,007
Commercial Real-Estate [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1,993		10,010
60-89 days past due	4,982		96
30-59 days past due	1,721		1,801
Current	57,115		84,040
Loans, net of unearned income, excluding covered loans	65,811		95,947
Commercial Real-Estate [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	2,158		1,820
30-59 days past due	150		1,481
Current	167,568		128,371
Loans, net of unearned income, excluding covered loans	169,876		131,672
Commercial Real-Estate [Member] | Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	31,547		37,602
60-89 days past due	4,100		6,815
30-59 days past due	6,772		11,915
Current	136,112		203,857
Loans, net of unearned income, excluding covered loans	178,531		260,189
Commercial Real-Estate [Member] | Office [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	10,614		12,718
60-89 days past due	2,622		9,121
30-59 days past due	930		3,202
Current	540,280		510,290
Loans, net of unearned income, excluding covered loans	554,446		535,331
Commercial Real-Estate [Member] | Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	2,002		3,480
60-89 days past due	508		686
30-59 days past due	4,863		2,276
Current	548,429		493,859
Loans, net of unearned income, excluding covered loans	555,802		500,301
Commercial Real-Estate [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	5,366		3,265
60-89 days past due	5,268		4,088
30-59 days past due	8,651		3,839
Current	517,444		499,335
Loans, net of unearned income, excluding covered loans	536,729		510,527
Commercial Real-Estate [Member] | Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	4,736		4,794
60-89 days past due	3,880		1,573
30-59 days past due	347		3,062
Current	305,594		281,525
Loans, net of unearned income, excluding covered loans	314,557		290,954
Commercial Real-Estate [Member] | Mixed Use And Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	8,092		20,274
60-89 days past due	7,163		8,481
30-59 days past due	20,814		15,059
Current	1,050,585		969,272
Loans, net of unearned income, excluding covered loans	1,086,654		1,013,086
Commercial Real-Estate [Member] | Purchased Non-Covered Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days and still accruing	2,198	[2]
30-59 days past due	252	[2]
Current	49,405	[2]
Loans, net of unearned income, excluding covered loans	51,855	[1],[2]
Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	14,164		7,425
60-89 days past due	1,351		2,181
30-59 days past due	3,262		7,098
Current	843,568		897,708
Loans, net of unearned income, excluding covered loans	862,345		914,412
Residential Real-Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	6,619		6,085
60-89 days past due	2,343		1,836
30-59 days past due	3,112		8,224
Current	337,522		337,191
Loans, net of unearned income, excluding covered loans	349,596		353,336
Commercial Insurance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	7,755		8,587
90+ days and still accruing	5,281		8,096
60-89 days past due	3,850		6,076
30-59 days past due	13,787		16,584
Current	1,381,781		1,226,157
Loans, net of unearned income, excluding covered loans	1,412,454		1,265,500
Life Insurance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	54		180
30-59 days past due	423
Current	1,096,285		826,119
Loans, net of unearned income, excluding covered loans	1,096,762		826,299
Purchased Life Insurance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days and still accruing			174	[2]
Current	598,463	[2]	695,413	[2]
Loans, net of unearned income, excluding covered loans	598,463	[1],[2]	695,587	[1],[2]
Indirect Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	138		191
90+ days and still accruing	314		318
60-89 days past due	113		301
30-59 days past due	551		918
Current	63,429		49,419
Loans, net of unearned income, excluding covered loans	64,545		51,147
Consumer And Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	233		252
90+ days and still accruing			1
60-89 days past due	170		109
30-59 days past due	1,070		379
Current	122,393		105,531
Loans, net of unearned income, excluding covered loans	123,866		106,272
Purchased Non-Covered Consumer And Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	2	[2]
Current	77	[2]
Loans, net of unearned income, excluding covered loans	$ 79	[1],[2]

[1]	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30.
[2]	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30. Loan agings are based upon contractually required payments.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Recorded Investment Based On Performance Of Loans By Class) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	$ 10,521,377		$ 9,599,886		$ 730,144
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	10,401,293		9,457,928
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	120,084		141,958
Purchased Non-Covered Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	693	[1]
Purchased Non-Covered Commercial Real-Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	693	[1]
Purchased Non-Covered Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	693	[2]
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,498,313		2,049,326
Commercial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,479,295		2,032,466
Commercial [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	19,018		16,860
Commercial [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,450,451		1,310,753
Commercial [Member] | Commercial And Industrial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,434,297		1,294,353
Commercial [Member] | Commercial And Industrial [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	16,154		16,400
Commercial [Member] | Franchise [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	142,775		119,488
Commercial [Member] | Franchise [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	140,983		119,488
Commercial [Member] | Franchise [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,792
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	180,450		131,306
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	180,450		131,306
Commercial [Member] | Community Advantage - Homeowners Association [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	77,504		75,542
Commercial [Member] | Community Advantage - Homeowners Association [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	77,504		75,542
Commercial [Member] | Aircraft [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	20,397		24,618
Commercial [Member] | Aircraft [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	20,397		24,618
Commercial [Member] | Asset-Based Lending [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	465,737		288,979
Commercial [Member] | Asset-Based Lending [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	464,665		288,562
Commercial [Member] | Asset-Based Lending [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,072		417
Commercial [Member] | Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	78,319		56,343
Commercial [Member] | Municipal [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	78,319		56,343
Commercial [Member] | Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	72,134		41,541
Commercial [Member] | Leases [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	72,134		41,498
Commercial [Member] | Leases [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans			43
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,125		756
Commercial [Member] | Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,125		756
Commercial [Member] | Purchased Non-Covered Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	8,421	[1],[2]
Commercial [Member] | Purchased Non-Covered Commercial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	8,421	[1]
Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	3,514,261		3,338,007
Commercial Real-Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	3,447,753		3,244,044
Commercial Real-Estate [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	66,508		93,963
Commercial Real-Estate [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	65,811		95,947
Commercial Real-Estate [Member] | Residential Construction [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	63,818		85,937
Commercial Real-Estate [Member] | Residential Construction [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,993		10,010
Commercial Real-Estate [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	169,876		131,672
Commercial Real-Estate [Member] | Commercial Construction [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	167,718		129,852
Commercial Real-Estate [Member] | Commercial Construction [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,158		1,820
Commercial Real-Estate [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	178,531		260,189
Commercial Real-Estate [Member] | Land [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	146,984		222,587
Commercial Real-Estate [Member] | Land [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	31,547		37,602
Commercial Real-Estate [Member] | Office [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	554,446		535,331
Commercial Real-Estate [Member] | Office [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	543,832		522,613
Commercial Real-Estate [Member] | Office [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	10,614		12,718
Commercial Real-Estate [Member] | Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	555,802		500,301
Commercial Real-Estate [Member] | Industrial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	553,800		496,821
Commercial Real-Estate [Member] | Industrial [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,002		3,480
Commercial Real-Estate [Member] | Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	536,729		510,527
Commercial Real-Estate [Member] | Retail [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	531,363		507,262
Commercial Real-Estate [Member] | Retail [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	5,366		3,265
Commercial Real-Estate [Member] | Multi-Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	314,557		290,954
Commercial Real-Estate [Member] | Multi-Family [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	309,821		286,160
Commercial Real-Estate [Member] | Multi-Family [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	4,736		4,794
Commercial Real-Estate [Member] | Mixed Use And Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,086,654		1,013,086
Commercial Real-Estate [Member] | Mixed Use And Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,078,562		992,812
Commercial Real-Estate [Member] | Mixed Use And Other [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	8,092		20,274
Commercial Real-Estate [Member] | Purchased Non-Covered Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	51,855	[1],[2]
Commercial Real-Estate [Member] | Purchased Non-Covered Commercial Real-Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	51,855	[1]
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	862,345		914,412
Home Equity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	848,181		906,987
Home Equity [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	14,164		7,425
Residential Real-Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	349,596		353,336
Residential Real-Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	342,977		347,251
Residential Real-Estate [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	6,619		6,085
Commercial Insurance [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,412,454		1,265,500
Commercial Insurance [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,399,418		1,248,817
Commercial Insurance [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	13,036		16,683
Life Insurance [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,096,762		826,299
Life Insurance [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,096,708		826,119
Life Insurance [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	54		180
Purchased Life Insurance [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	598,463	[1],[2]	695,587	[1],[2]
Purchased Life Insurance [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	598,463	[1]	695,587	[1]
Indirect Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	64,545		51,147
Indirect Consumer [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	64,093		50,638
Indirect Consumer [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	452		509
Consumer And Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	123,866		106,272
Consumer And Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	123,633		106,019
Consumer And Other [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	233		253
Purchased Non-Covered Consumer And Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	79	[1],[2]
Purchased Non-Covered Consumer And Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	$ 79	[1]

[1]	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30.
[2]	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30. Loan agings are based upon contractually required payments.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Activity In The Allowance For Credit Losses By Loan Portfolio) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	$ 113,903	$ 98,277
Other adjustments		1,943
Reclassification to/from allowance for unfunded lending-related commitments	1,904	(1,301)
Charge-offs	(112,452)	(112,880)
Recoveries	9,106	3,200
Provision for credit losses	97,920	124,664
Allowance for loan losses at period end	110,381	113,903
Allowance for credit losses at period end	123,612	118,037
Allowance for unfunded lending-related commitments at period end	13,231	4,134
Allowance for credit losses, Individually evaluated for impairment	34,111	32,521
Allowance for credit losses, Collectively evaluated for impairment	89,501	85,516
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	226,538	135,408
Loans, Collectively evaluated for impairment	9,635,328	8,768,891
Loans, Loans acquired with deteriorated credit quality	659,511	695,587
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	31,777	28,012
Reclassification to/from allowance for unfunded lending-related commitments	1,606	(1,650)
Charge-offs	(31,951)	(18,592)
Recoveries	1,258	1,140
Provision for credit losses	28,547	22,867
Allowance for loan losses at period end	31,237	31,777
Allowance for credit losses at period end	31,282	33,427
Allowance for unfunded lending-related commitments at period end	45	1,650
Allowance for credit losses, Individually evaluated for impairment	3,124	7,729
Allowance for credit losses, Collectively evaluated for impairment	28,158	25,698
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	28,288	21,842
Loans, Collectively evaluated for impairment	2,461,604	2,027,484
Loans, Loans acquired with deteriorated credit quality	8,421
Commercial Real-Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	62,618	50,952
Reclassification to/from allowance for unfunded lending-related commitments	298	349
Charge-offs	(62,698)	(61,873)
Recoveries	1,386	914
Provision for credit losses	54,801	72,276
Allowance for loan losses at period end	56,405	62,618
Allowance for credit losses at period end	69,591	65,102
Allowance for unfunded lending-related commitments at period end	13,186	2,484
Allowance for credit losses, Individually evaluated for impairment	27,007	23,366
Allowance for credit losses, Collectively evaluated for impairment	42,584	41,736
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	171,372	103,763
Loans, Collectively evaluated for impairment	3,291,034	3,234,244
Loans, Loans acquired with deteriorated credit quality	51,855
Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	6,213	9,013
Charge-offs	(5,020)	(5,926)
Recoveries	64	24
Provision for credit losses	6,455	3,102
Allowance for loan losses at period end	7,712	6,213
Allowance for credit losses at period end	7,712	6,213
Allowance for credit losses, Individually evaluated for impairment	2,963	961
Allowance for credit losses, Collectively evaluated for impairment	4,749	5,252
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	15,778	6,441
Loans, Collectively evaluated for impairment	846,567	907,971
Residential Real-Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	5,107	3,139
Charge-offs	(4,115)	(1,143)
Recoveries	10	12
Provision for credit losses	4,026	3,099
Allowance for loan losses at period end	5,028	5,107
Allowance for credit losses at period end	5,028	5,107
Allowance for credit losses, Individually evaluated for impairment	992	461
Allowance for credit losses, Collectively evaluated for impairment	4,036	4,646
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	10,792	3,284
Loans, Collectively evaluated for impairment	338,804	350,052
Loans, Loans acquired with deteriorated credit quality	693
Premium Finance Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	6,319	3,816
Other adjustments		1,943
Charge-offs	(6,892)	(23,238)
Recoveries	6,018	781
Provision for credit losses	1,769	23,017
Allowance for loan losses at period end	7,214	6,319
Allowance for credit losses at period end	7,214	6,319
Allowance for credit losses, Collectively evaluated for impairment	7,214	6,319
Loans acquired with deteriorated credit quality
Loans, Collectively evaluated for impairment	2,509,216	2,091,799
Loans, Loans acquired with deteriorated credit quality	598,463	695,587
Indirect Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	526	1,368
Charge-offs	(244)	(967)
Recoveries	220	198
Provision for credit losses	143	(73)
Allowance for loan losses at period end	645	526
Allowance for credit losses at period end	645	526
Allowance for credit losses, Individually evaluated for impairment	5	4
Allowance for credit losses, Collectively evaluated for impairment	640	522
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	75	9
Loans, Collectively evaluated for impairment	64,470	51,138
Consumer And Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	1,343	1,977
Charge-offs	(1,532)	(1,141)
Recoveries	150	131
Provision for credit losses	2,179	376
Allowance for loan losses at period end	2,140	1,343
Allowance for credit losses at period end	2,140	1,343
Allowance for credit losses, Individually evaluated for impairment	20
Allowance for credit losses, Collectively evaluated for impairment	2,120	1,343
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	233	69
Loans, Collectively evaluated for impairment	123,633	106,203
Loans, Loans acquired with deteriorated credit quality	$ 79

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Activity In The Allowance For Covered Loan Losses) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans [Abstract]
Balance at beginning of period
Provision for covered loan losses before benefit attributable to FDIC loss share agreements	23,275
Benefit attributable to FDIC loss share agreements	(18,620)
Net provision for covered loan losses	4,655
Increase in FDIC indemnification asset	18,618
Loans charged-off	(10,298)
Recoveries of loans charged-off	2
Net charge-offs	(10,296)
Balance at end of period	$ 12,977

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Impaired Loans, Including Restructured Loans) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Total impaired loans	$ 226,538	[1]	$ 202,274	[1]
Allowance for loan losses related to impaired loans	21,488		30,626
Restructured loans	130,518		101,190
Reduction of interest income from non-accrual loans	4,623		2,699
Interest income recognized on impaired loans	12,470		12,999		10,100
Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Total impaired loans	110,759		86,893
Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Total impaired loans	$ 115,779	[2]	$ 115,381	[2]

[1]	Impaired loans are considered by the Company to be non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest.
[2]	These impaired loans require an allowance for loan losses because the estimated fair value of the loans or related collateral is less than the recorded investment in the loans.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Impaired Loans Evaluated For Impairment By Loan Class) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 226,538	[1]	$ 202,274	[1]
Unpaid Principal Balance	251,230		230,419
Related Allowance	21,488		30,626
Average Recorded Investment	247,054		213,982		164,400
Interest Income Recognized	12,470		12,999		10,100
Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	110,759		86,893
Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	115,779	[2]	115,381	[2]
Commercial [Member] | Commercial And Industrial [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,680		12,407
Unpaid Principal Balance	20,365		16,368
Related Allowance			157
Average Recorded Investment	21,841		13,210
Interest Income Recognized	1,068		971
Commercial [Member] | Commercial And Industrial [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,743		17,678
Unpaid Principal Balance	9,083		19,789
Related Allowance	2,506		5,939
Average Recorded Investment	9,113		19,574
Interest Income Recognized	510		982
Commercial [Member] | Franchise [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Franchise [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,792
Unpaid Principal Balance	1,792
Related Allowance	394
Average Recorded Investment	1,792
Interest Income Recognized	122
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Community Advantage - Homeowners Association [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Community Advantage - Homeowners Association [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Aircraft [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Aircraft [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Asset-Based Lending [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	287		10
Unpaid Principal Balance	287		130
Average Recorded Investment	483		121
Interest Income Recognized	25		9
Commercial [Member] | Asset-Based Lending [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	785		407
Unpaid Principal Balance	1,452		976
Related Allowance	178		140
Average Recorded Investment	1,360		876
Interest Income Recognized	81		60
Commercial [Member] | Municipal [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Municipal [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Leases [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment			43
Unpaid Principal Balance			336
Related Allowance
Average Recorded Investment			491
Interest Income Recognized			36
Commercial [Member] | Leases [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Other [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial [Member] | Other [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial Real-Estate [Member] | Residential Construction [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,284		6,063
Unpaid Principal Balance	4,338		6,138
Related Allowance			127
Average Recorded Investment	4,189		5,927
Interest Income Recognized	175		268
Commercial Real-Estate [Member] | Residential Construction [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,993		7,978
Unpaid Principal Balance	2,068		8,941
Related Allowance	374		710
Average Recorded Investment	1,993		9,067
Interest Income Recognized	122		621
Commercial Real-Estate [Member] | Commercial Construction [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,792		1,713
Unpaid Principal Balance	9,792		1,713
Related Allowance			5
Average Recorded Investment	10,249		1,715
Interest Income Recognized	426		97
Commercial Real-Estate [Member] | Commercial Construction [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,779		719
Unpaid Principal Balance	3,779		719
Related Allowance	952		631
Average Recorded Investment	3,802		722
Interest Income Recognized	187		37
Commercial Real-Estate [Member] | Land [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,991		31,598
Unpaid Principal Balance	23,097		43,319
Related Allowance			1,035
Average Recorded Investment	19,139		34,258
Interest Income Recognized	1,348		2,361
Commercial Real-Estate [Member] | Land [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	27,657		26,671
Unpaid Principal Balance	29,602		27,424
Related Allowance	6,253		5,598
Average Recorded Investment	29,085		28,443
Interest Income Recognized	1,528		1,611
Commercial Real-Estate [Member] | Office [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,162		6,365
Unpaid Principal Balance	11,421		6,563
Related Allowance			78
Average Recorded Investment	11,235		6,370
Interest Income Recognized	550		358
Commercial Real-Estate [Member] | Office [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,673		13,186
Unpaid Principal Balance	13,110		13,723
Related Allowance	2,873		3,718
Average Recorded Investment	13,209		13,448
Interest Income Recognized	709		917
Commercial Real-Estate [Member] | Industrial [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,569		3,869
Unpaid Principal Balance	4,780		3,868
Related Allowance			49
Average Recorded Investment	4,750		4,086
Interest Income Recognized	198		286
Commercial Real-Estate [Member] | Industrial [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	663		2,761
Unpaid Principal Balance	676		2,761
Related Allowance	159		301
Average Recorded Investment	676		893
Interest Income Recognized	46		31
Commercial Real-Estate [Member] | Retail [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,841		6,155
Unpaid Principal Balance	15,845		6,155
Related Allowance			75
Average Recorded Investment	15,846		6,153
Interest Income Recognized	815		346
Commercial Real-Estate [Member] | Retail [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,728		8,635
Unpaid Principal Balance	13,732		9,171
Related Allowance	480		1,271
Average Recorded Investment	13,300		9,150
Interest Income Recognized	504		465
Commercial Real-Estate [Member] | Multi-Family [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,347		2,238
Unpaid Principal Balance	3,040		4,479
Related Allowance			27
Average Recorded Investment	3,026		2,584
Interest Income Recognized	127		150
Commercial Real-Estate [Member] | Multi-Family [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,149		5,939
Unpaid Principal Balance	7,155		6,767
Related Allowance	1,892		2,062
Average Recorded Investment	7,216		6,691
Interest Income Recognized	330		327
Commercial Real-Estate [Member] | Mixed Use And Other [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	22,359		13,738
Unpaid Principal Balance	25,015		15,569
Related Allowance			124
Average Recorded Investment	24,370		14,343
Interest Income Recognized	1,297		919
Commercial Real-Estate [Member] | Mixed Use And Other [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	20,386		21,755
Unpaid Principal Balance	21,337		22,885
Related Allowance	1,447		7,104
Average Recorded Investment	21,675		23,310
Interest Income Recognized	1,027		1,466
Home Equity [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,950		1,069
Unpaid Principal Balance	4,707		1,142
Related Allowance			13
Average Recorded Investment	4,784		1,119
Interest Income Recognized	184		39
Home Equity [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,828		6,356
Unpaid Principal Balance	12,600		6,553
Related Allowance	2,963		961
Average Recorded Investment	12,318		6,494
Interest Income Recognized	652		365
Residential Real-Estate [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,314		1,485
Unpaid Principal Balance	5,153		1,486
Related Allowance			34
Average Recorded Investment	4,734		1,478
Interest Income Recognized	191		93
Residential Real-Estate [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,478		3,283
Unpaid Principal Balance	6,681		3,283
Related Allowance	992		461
Average Recorded Investment	6,535		3,288
Interest Income Recognized	220		170
Commercial Insurance [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial Insurance [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Life Insurance [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Life Insurance [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Purchased Life Insurance [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Purchased Life Insurance [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Indirect Consumer [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	44		59
Unpaid Principal Balance	55		67
Related Allowance			1
Average Recorded Investment	56		68
Interest Income Recognized	6		7
Indirect Consumer [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	31
Unpaid Principal Balance	32
Related Allowance	5
Average Recorded Investment	33
Interest Income Recognized	3
Consumer And Other [Member] | Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	139		81
Unpaid Principal Balance	141		81
Related Allowance			1
Average Recorded Investment	146		88
Interest Income Recognized	12		6
Consumer And Other [Member] | Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	94		13
Unpaid Principal Balance	95		13
Related Allowance	20		4
Average Recorded Investment	99		15
Interest Income Recognized	$ 7		$ 1

[1]	Impaired loans are considered by the Company to be non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest.
[2]	These impaired loans require an allowance for loan losses because the estimated fair value of the loans or related collateral is less than the recorded investment in the loans.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of The Post-Modification Balance Of Loans Restructured) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	123	[1]	113	[1]	41	[1]
Balance	$ 100,528	[1]	$ 97,900	[1]	$ 32,432	[1]
Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	16	[1]	4	[1]	1	[1]
Balance	5,916	[1]	3,269	[1]	234	[1]
Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	24	[1]	36	[1]	10	[1]
Balance	6,956	[1]	14,916	[1]	7,023	[1]
Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count					1	[1]
Balance					3,923	[1]
Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1	[1]	8	[1]	3	[1]
Balance	1,105	[1]	8,503	[1]	3,093	[1]
Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	8	[1]	3	[1]
Balance	12,140	[1]	2,005	[1]
Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7	[1]	12	[1]	1	[1]
Balance	7,971	[1]	18,454	[1]	2,691	[1]
Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	9	[1]	7	[1]	4	[1]
Balance	8,870	[1]	11,164	[1]	2,625	[1]
Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5	[1]	3	[1]	1	[1]
Balance	5,334	[1]	3,386	[1]	1,502	[1]
Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	14	[1]	11	[1]	3	[1]
Balance	19,113	[1]	10,746	[1]	3,783	[1]
Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6	[1]	9	[1]	9	[1]
Balance	4,415	[1]	8,808	[1]	4,860	[1]
Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	33	[1]	20	[1]	8	[1]
Balance	28,708	[1]	16,649	[1]	2,698	[1]
Extension At Below Market Terms [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	82		77		34
Balance	71,633		60,644		22,173
Extension At Below Market Terms [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7		2		1
Balance	2,326		2,591		234
Extension At Below Market Terms [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	11		31		9
Balance	2,273		12,468		6,973
Extension At Below Market Terms [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1		6		3
Balance	1,105		6,760		3,093
Extension At Below Market Terms [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7		3
Balance	11,673		2,005
Extension At Below Market Terms [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7		11		1
Balance	7,971		18,359		2,691
Extension At Below Market Terms [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6		3		3
Balance	4,780		3,304		1,257
Extension At Below Market Terms [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		3
Balance	5,334		3,386
Extension At Below Market Terms [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	11		4		1
Balance	16,981		3,186		593
Extension At Below Market Terms [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6		7		8
Balance	4,415		4,191		4,634
Extension At Below Market Terms [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	21		7		8
Balance	14,775		4,394		2,698
Reduction Of Interest Rate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	80		54		31
Balance	60,858		51,459		25,135
Reduction Of Interest Rate [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	13		3		1
Balance	5,262		1,569		234
Reduction Of Interest Rate [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	14		10		8
Balance	1,933		4,795		5,173
Reduction Of Interest Rate [Member] | Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count					1
Balance					3,923
Reduction Of Interest Rate [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			3
Balance			4,863
Reduction Of Interest Rate [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	3		1
Balance	9,402		377
Reduction Of Interest Rate [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2		3		1
Balance	2,981		5,276		2,691
Reduction Of Interest Rate [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6		5		4
Balance	4,036		7,936		2,625
Reduction Of Interest Rate [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	4		2		1
Balance	3,494		3,149		1,502
Reduction Of Interest Rate [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		7		2
Balance	3,963		6,811		3,190
Reduction Of Interest Rate [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		5		8
Balance	3,866		5,735		3,993
Reduction Of Interest Rate [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	28		15		5
Balance	25,921		10,948		1,804
Modification To Interest- Only Payments [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	39		57		31
Balance	26,474		47,233		22,608
Modification To Interest- Only Payments [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	4		2
Balance	1,390		1,334
Modification To Interest- Only Payments [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	13		15		7
Balance	3,780		5,151		4,130
Modification To Interest- Only Payments [Member] | Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count					1
Balance					3,923
Modification To Interest- Only Payments [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1
Balance	1,105
Modification To Interest- Only Payments [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1		1
Balance	467		377
Modification To Interest- Only Payments [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			6
Balance			5,471
Modification To Interest- Only Payments [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	3		5		4
Balance	4,292		7,918		2,625
Modification To Interest- Only Payments [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2		2		1
Balance	2,181		686		1,502
Modification To Interest- Only Payments [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		8		2
Balance	5,191		8,138		3,190
Modification To Interest- Only Payments [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			6		9
Balance			6,164		4,860
Modification To Interest- Only Payments [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	10		12		7
Balance	8,068		11,994		2,378
Forgiveness Of Debt [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2		7		2
Balance	135		5,687		1,143
Forgiveness Of Debt [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2		1		2
Balance	135		1,050		1,143
Forgiveness Of Debt [Member] | Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			2
Balance			1,743
Forgiveness Of Debt [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			3
Balance			2,644
Forgiveness Of Debt [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			1
Balance			$ 250

[1]	Restructured loans may have more than one modification representing a concession. As such, restructured loans during the period may be represented in more than one of the categories noted above.

Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Loans Restructured And Subsequently Defaulted Under The Restructured Terms) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	123		113		41
Balance	$ 100,528		$ 97,900		$ 32,432
Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	16		4		1
Balance	5,916		3,269		234
Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	24		36		10
Balance	6,956		14,916		7,023
Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count					1
Balance					3,923
Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1		8		3
Balance	1,105		8,503		3,093
Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	8		3
Balance	12,140		2,005
Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7		12		1
Balance	7,971		18,454		2,691
Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	9		7		4
Balance	8,870		11,164		2,625
Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		3		1
Balance	5,334		3,386		1,502
Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	14		11		3
Balance	19,113		10,746		3,783
Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6		9		9
Balance	4,415		8,808		4,860
Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	33		20		8
Balance	28,708		16,649		2,698
Payment In Default [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	25	[1]	35	[1]	2	[1]
Balance	18,224	[1]	36,344	[1]	999	[1]
Payment In Default [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	4	[1]	2	[1]
Balance	908	[1]	1,936	[1]
Payment In Default [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6	[1]	11	[1]
Balance	1,742	[1]	4,137	[1]
Payment In Default [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			4	[1]
Balance			6,095	[1]
Payment In Default [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1	[1]	1	[1]
Balance	467	[1]	981	[1]
Payment In Default [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2	[1]	2	[1]
Balance	1,667	[1]	6,533	[1]
Payment In Default [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2	[1]	1	[1]
Balance	2,239	[1]	2,672	[1]
Payment In Default [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2	[1]
Balance	3,224	[1]
Payment In Default [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2	[1]	2	[1]
Balance	2,694	[1]	2,848	[1]
Payment In Default [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			7	[1]
Balance			7,395	[1]
Payment In Default [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6	[1]	5	[1]	2	[1]
Balance	$ 5,283	[1]	$ 3,747	[1]	$ 999	[1]

[1]	Restructured loans considered to be in payment default are over 30 days past-due subsequent to the restructuring.

Loan Securitization (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Loan Securitization [Abstract]
Instruments issued by the securitization entity	$ 600
Class A notes annual interest rate of one-month LIBOR plus	one-month LIBOR plus 1.45%
Loans, unpaid balance due, payable date	Feb 17, 2014
Expected average term, years	2.93
Net yield rate	0.00%
Outstanding balance of loans transferred to securitization		597.9
Securitized loans		593.9
Securitized loans, maintained as seller's interests		4
Gain on sales of premium finance receivables, changes in the fair value		2.4
Servicing fee income reported in other non-interest income		2.8
Gain on sales from securitization		$ 5.7
Class A notes annual interest rate of one-month LIBOR plus	1.45%

Loan Securitization (Carrying Values And Classification Of The Restricted Assets And Liabilities Relating To The Securitization Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Assets And Liabilities Relating To The Securitization [Line Items]
Cash collateral accounts	$ 7,400
Interest-bearing deposits with banks - restricted for securitization investors	272,592	36,620
Allowance for loan losses	(110,381)	(113,903)	(98,277)
Net loans - restricted for securitization investors	411,532	646,268
Secured borrowings - owed to securitization investors	600,000	600,000
Parent Company [Member]
Restricted Assets And Liabilities Relating To The Securitization [Line Items]
Allowance for loan losses	(664)	(905)
Restricted Assets And Liabilities [Member]
Restricted Assets And Liabilities Relating To The Securitization [Line Items]
Cash collateral accounts	4,427	1,759
Collections and interest funding accounts	268,165	34,861
Interest-bearing deposits with banks - restricted for securitization investors	272,592	36,620
Loans, net of unearned income - restricted for securitization investors	412,988	648,439
Allowance for loan losses	(1,456)	(2,171)
Net loans - restricted for securitization investors	411,532	646,268
Other assets	2,319	2,289
Total assets	686,443	685,177
Secured borrowings - owed to securitization investors	600,000	600,000
Other liabilities	2,821	4,458
Total liabilities	$ 602,821	$ 604,458

Loan Securitization (Retained Interests) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2009
Securitized Loans, Retained Interests [Line Items]
Total retained interests	$ 91,243
Subordinated Securities [Member]
Securitized Loans, Retained Interests [Line Items]
Total retained interests	47,702	[1]
Residual Interests Held [Member]
Securitized Loans, Retained Interests [Line Items]
Total retained interests	42,293	[2]
Servicing Asset [Member]
Securitized Loans, Retained Interests [Line Items]
Total retained interests	$ 1,248	[2]

[1]	The subordinated securities were accounted for at fair value and reported as available-for-sale securities on the Company's Consolidated Statements of Condition with unrealized gains recorded in accumulated other comprehensive income. See Note 15 for further discussion on fair value.
[2]	The residual interests and servicing asset were accounted for at fair value and reported in other assets on the Company's Consolidated Statements of Condition. Retained interests held includes overcollateralization of loans, cash reserve deposits, and an interest-only strip. See Note 15 for further discussion on fair value.

Loan Securitization (Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans [Line Items]
Fair value of interest held	$ 91,243
Subordinated Securities [Member]
Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans [Line Items]
Fair value of interest held	47,702 [1]
Expected weighted-average life (in months)	3.4
Decrease in fair value from, 1 month reduction	237
Decrease in fair value from, 2 month reduction	476
Discount rate assumptions	5.97%
Decrease in fair value from, 100 basis point increase	(305)
Decrease in fair value from, 200 basis point increase	(608)
Residual Interests Held [Member]
Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans [Line Items]
Fair value of interest held	42,293 [2]
Expected weighted-average life (in months)	3.4
Decrease in fair value from, 1 month reduction	(1,248)
Decrease in fair value from, 2 month reduction	(2,516)
Discount rate assumptions	8.75% [3]
Decrease in fair value from, 100 basis point increase	(222)
Decrease in fair value from, 200 basis point increase	(443)
Credit loss assumptions	0.27%
Decrease in fair value from, 10% higher loss	(73)
Decrease in fair value from, 20% higher loss	(153)
Servicing Asset [Member]
Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans [Line Items]
Fair value of interest held	1,248 [2]
Expected weighted-average life (in months)	3.4
Decrease in fair value from, 1 month reduction	(181)
Decrease in fair value from, 2 month reduction	(363)
Discount rate assumptions	8.50%
Decrease in fair value from, 100 basis point increase	(3)
Decrease in fair value from, 200 basis point increase	$ (6)
Credit loss assumptions	0.27%

[1]	The subordinated securities were accounted for at fair value and reported as available-for-sale securities on the Company's Consolidated Statements of Condition with unrealized gains recorded in accumulated other comprehensive income. See Note 15 for further discussion on fair value.
[2]	The residual interests and servicing asset were accounted for at fair value and reported in other assets on the Company's Consolidated Statements of Condition. Retained interests held includes overcollateralization of loans, cash reserve deposits, and an interest-only strip. See Note 15 for further discussion on fair value.
[3]	Excludes the discount rate on cash reserve deposits deemed to be immaterial.

Loan Securitization (Changes In The Fair Value Of The Company's Servicing Asset) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Servicing Asset [Member]
Servicing Assets at Fair Value [Line Items]
Beginning fair value	$ 6,700	$ 8,762	$ 6,745	$ 3,990
Fair value determined upon transfer of loans					2,820
Changes in fair value due to changes in inputs and assumptions					(1,610)	[1]
Other changes					38	[2]
Ending fair value	$ 6,700	$ 8,762	$ 6,745	$ 3,990	$ 1,248

[1]	The Company measured servicing assets at fair value and reported the change in other non-interest income.
[2]	Represents accretable yield reported in other non-interest income.

Loan Securitization (Cash Flows Received From The Securitization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Loan Securitization [Abstract]
Proceeds from new securitizations during the period	$ 600,000
Proceeds from collections reinvested in revolving securitizations	462,580
Servicing and other fees received	2,150
Excess spread received	$ 7,228

Loan Securitization (Quantitative Information About The Premium Finance Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quantitative Information About The Premium Finance Receivables [Line Items]
Total Amount of Loans	$ 10,521,377	$ 9,599,886	$ 730,144
Amount of Loans 30 days or More Past Due or on Nonaccrual			31,763
Net Credit Write-offs during the Year			7,502
Premium Finance Receivables - Commercial [Member]
Quantitative Information About The Premium Finance Receivables [Line Items]
Total Amount of Loans	1,412,454	1,265,500	1,324,015
Amount of Loans 30 days or More Past Due or on Nonaccrual			46,072
Net Credit Write-offs during the Year			7,537
Premium Finance Receivables - Commercial Securitized [Member]
Quantitative Information About The Premium Finance Receivables [Line Items]
Total Amount of Loans			593,871
Amount of Loans 30 days or More Past Due or on Nonaccrual			14,309
Net Credit Write-offs during the Year			$ 35

Mortgage Servicing Rights (Schedule Of Changes In Carrying Value Of MSR) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Servicing Rights [Abstract]
Beginning fair value	$ 8,762	$ 6,745	$ 3,990
Additions from loans sold with servicing retained	2,611	4,972	4,786
Payoffs and paydowns	(2,430)	(2,468)	(2,321)
Changes in valuation inputs or assumptions	(2,243)	(487)	290
Ending fair value	6,700	8,762	6,745
Unpaid principal balance of mortgage loans serviced for others	$ 958,749	$ 942,224	$ 738,372

Business Combinations (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended								12 Months Ended					12 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 13, 2011	Feb. 03, 2011	Oct. 22, 2010	Oct. 02, 2009	Jul. 28, 2009	Dec. 31, 2011 Lincoln Park [Member]	Dec. 31, 2010 Lincoln Park [Member]	Dec. 31, 2011 Wheatland [Member]	Dec. 31, 2010 Wheatland [Member]	Dec. 31, 2010 Lincoln Park And Wheatland [Member]	Dec. 31, 2011 Ravenswood [Member]	Dec. 31, 2010 Ravenswood [Member]	Oct. 22, 2010 Other Bank Acquisitions [Member]	Dec. 31, 2009 Life Insurance Premium Finance Acquisition [Member]	Sep. 30, 2009 Life Insurance Premium Finance Acquisition [Member]	Dec. 31, 2010 Life Insurance Premium Finance Acquisition [Member]	Jul. 28, 2009 Life Insurance Premium Finance Acquisition [Member]	Sep. 30, 2011 Elgin State Bancorp, Inc [Member]	Dec. 31, 2011 First Chicago [Member]	Dec. 31, 2011 Community First Bank - Chicago [Member]	Dec. 31, 2011 The Bank Of Commerce [Member]	Jul. 31, 2011 Great Lakes Advisors [Member]	Oct. 22, 2010 First National Bank Of Brookfield [Member]	Dec. 31, 2010 FDIC- Assisted Transaction [Member]
Business Acquisition [Line Items]
FDIC loss sharing percentage on purchased loans, OREO, and certain other assets		80.00%
Transactions resulting in bargain purchase of gains		$ 344,251,000	$ 118,182,000											$ 113,800,000		$ 44,000,000							$ 273,300,000	$ 6,700,000	$ 48,900,000
Bargain purchase gains recognized		37,974,000	44,231,000	156,013,000							4,200,000		22,300,000			6,800,000		43,000,000	113,100,000	10,900,000			27,400,000	2,000,000	8,600,000			33,300,000
Fair value of assets acquired, at the acquisition date	263,200,000	1,257,085,000	673,277,000	911,023,000						157,078,000		343,870,000			173,919,000								768,873,000	50,891,000	173,986,000		22,900,000
Fair value of loans acquired, at the acquisition date	146,700,000									103,420,000		175,277,000			97,956,000		10,700,000						330,203,000	27,332,000	77,887,000
Fair value of liabilities assumed, at the acquisition date	248,400,000									192,018,000		415,560,000			122,943,000								741,508,000	49,779,000	168,472,000
Fair value of unpaid loan balances									949,300,000												321,100,000
Unpaid loan balances, cash paid									685,300,000												232,800,000
Additional life insurance premium finance assets available for future purchase									84,400,000
Additional life insurance premium finance assets, cash paid								60,500,000
Additional life insurance premium finance asset purchased								83,400,000
Additional goodwill recorded on acquisition	5,000,000	24,278,000															1,700,000
Business acquisition, assets acquired																										26,000,000
Approximate fair value of assumed liabilities, deposits	241,100,000						22,800,000
Business acquisition, liabilities assumed																						22,900,000				8,800,000
Assets under management acquired																										2,400,000,000
Business acquisition, goodwill amount																										15,700,000
Mortgage loans					$ 500,000,000	$ 180,000,000

Business Combinations (Summary Of Acquisition Of Certain Assets And The Assumption Of Liabilities, Of Six Financial Institutions In FDIC-Assisted Transactions) (Details) (USD $)
In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value of assets acquired, at the acquisition date	$ 263,200	$ 1,257,085	$ 673,277	$ 911,023
Fair value of loans acquired, at the acquisition date	146,700
Fair value of liabilities assumed, at the acquisition date	248,400
Lincoln Park [Member]
Date of acquisition		April 23, 2010
Fair value of assets acquired, at the acquisition date		157,078
Fair value of loans acquired, at the acquisition date		103,420
Fair value of liabilities assumed, at the acquisition date		192,018
Wheatland [Member]
Date of acquisition		April 23, 2010
Fair value of assets acquired, at the acquisition date		343,870
Fair value of loans acquired, at the acquisition date		175,277
Fair value of liabilities assumed, at the acquisition date		415,560
Ravenswood [Member]
Date of acquisition		August 6, 2010
Fair value of assets acquired, at the acquisition date		173,919
Fair value of loans acquired, at the acquisition date		97,956
Fair value of liabilities assumed, at the acquisition date		122,943
Community First Bank - Chicago [Member]
Date of acquisition		February 4, 2011
Fair value of assets acquired, at the acquisition date		50,891
Fair value of loans acquired, at the acquisition date		27,332
Fair value of liabilities assumed, at the acquisition date		49,779
The Bank Of Commerce [Member]
Date of acquisition		March 25, 2011
Fair value of assets acquired, at the acquisition date		173,986
Fair value of loans acquired, at the acquisition date		77,887
Fair value of liabilities assumed, at the acquisition date		168,472
First Chicago [Member]
Date of acquisition		July 8, 2011
Fair value of assets acquired, at the acquisition date		768,873
Fair value of loans acquired, at the acquisition date		330,203
Fair value of liabilities assumed, at the acquisition date		$ 741,508

Business Combinations (Summary Of FDIC Indemnification Asset) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Balance at the beginning of period	$ 118,182
Additions	343,231	160,644
Accretion	1,081	1,436
Expected reimbursements from the FDIC for changes in expected credit losses	(25,648)	193
Payments received from the FDIC	(92,595)	(44,091)
Balance at the end of period	$ 344,251	$ 118,182

Goodwill And Other Intangible Assets (Goodwill Assets By Business Segment) (Details) (USD $)	0 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2011 Community Banking [Member]	Dec. 31, 2011 Specialty Finance [Member]	Dec. 31, 2011 Wealth Management [Member]	Dec. 31, 2011 Elgin State Bancorp, Inc [Member]	Dec. 31, 2011 River City Mortgage, LLC [Member]	Dec. 31, 2011 Woodfield Planning Corporation [Member]	Dec. 31, 2011 Community Banking Segment's [Member]
Goodwill [Line Items]
Beginning balance		$ 281,190,000	$ 8,347,000	$ 8,347,000	$ 250,766,000	$ 16,095,000	$ 14,329,000
Goodwill, Acquired	5,000,000	24,278,000			8,570,000		15,708,000
Goodwill, Impairment Loss
Ending balance		305,468,000	8,347,000	8,347,000	259,336,000	16,095,000	30,037,000
Goodwill increased		$ 8,600,000					$ 15,700,000	$ 5,000,000	$ 1,400,000	$ 750,000	$ 1,500,000

Goodwill And Other Intangible Assets (Summary Of Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Total other intangible assets, net	$ 22,070	$ 12,575
Wealth Management [Member] | Customer List And Other Intangibles [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross carrying amount	6,790	3,252
Accumulated amortization	(190)	(3,252)
Net carrying amount	6,600
Specialty Finance [Member] | Customer List Intangibles [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,800	1,800
Accumulated amortization	(460)	(253)
Net carrying amount	1,340	1,547
Community Banking [Member] | Core Deposits Intangibles [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross carrying amount	35,587	29,608
Accumulated amortization	(21,457)	(18,580)
Net carrying amount	$ 14,130	$ 11,028

Goodwill And Other Intangible Assets (Estimated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Estimated Amortization Expense [Line Items]
Estimated - 2012	$ 4,112
Estimated - 2013	3,898
Estimated - 2014	3,421
Estimated - 2015	1,935
Estimated - 2016	1,422
Amortization of other intangible assets	$ 3,425	$ 2,739	$ 2,784
Customer List Intangibles [Member]
Estimated Amortization Expense [Line Items]
Amortization period in years, core deposit intangibles			18
Core Deposits Intangibles [Member]
Estimated Amortization Expense [Line Items]
Amortization period in years, core deposit intangibles	10
Wealth Management [Member] | Non-Compete Agreements [Member]
Estimated Amortization Expense [Line Items]
Amortization period in years, core deposit intangibles	2
Wealth Management [Member] | Great Lakes Advisors, Inc [Member]
Estimated Amortization Expense [Line Items]
Amortization period in years, core deposit intangibles	20

Premises And Equipment, Net (Summary Of Premises And Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 578,462,000	$ 493,117,000
Less: Accumulated depreciation and amortization	146,950,000	129,421,000
Total premises and equipment, net	431,512,000	363,696,000
Depreciation and amortization expense	19,100,000	17,100,000	17,400,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	101,260,000	88,059,000
Buildings And Leasehold Improvemenets [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	340,901,000	296,590,000
Furniture, Equipment, And Computer Software [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	116,960,000	102,494,000
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 19,341,000	$ 5,974,000

Deposits (Summary Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Non-interest bearing, Balance	$ 1,785,433	$ 1,201,194
NOW, Balance	1,698,778	1,561,507
Wealth Management deposits, Balance	788,311	658,660
Money market, Balance	2,263,253	1,759,866
Savings, Balance	888,592	744,534
Time certificates of deposit, Balance	4,882,900	4,877,912
Total deposits	$ 12,307,267	$ 10,803,673
Non-interest bearing, Mix	15.00%	11.00%
NOW, Mix	14.00%	15.00%
Wealth management deposits, Mix	6.00%	6.00%
Money market, Mix	18.00%	16.00%
Savings, Mix	7.00%	7.00%
Time certificates of deposit, Mix	40.00%	45.00%
Total deposits, Mix	100.00%	100.00%

Deposits (Schedule Of Maturities Of Time Certificates Of Deposit) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Due within one year	$ 3,239,761	$ 3,100,161
Due in one to two years	1,004,024	1,020,608
Due in two to three years	235,585	399,507
Due in three to four years	290,741	117,633
Due in four to five years	108,511	236,059
Due after five years	4,278	3,944
Total time certificates of deposit	$ 4,882,900	$ 4,877,912

Deposits (Schedule Of Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Maturing within three months	$ 550,816	$ 532,745
After three but within six months	593,851	511,991
After six but within 12 months	869,243	755,095
After 12 months	1,160,709	1,131,162
Total	$ 3,174,619	$ 2,930,993

Notes Payable (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 28, 2011 Previous Borrowing Capacity [Member]	Dec. 31, 2011 Agreement [Member]	Dec. 31, 2011 Federal Funds Rate [Member]	Dec. 31, 2011 Lender's Prime Rate [Member]	Dec. 31, 2011 Eurodollar Rate [Member]	Dec. 31, 2011 British Bankers Association's LIBOR Rate [Member]	Dec. 31, 2011 Great Lakes Advisors [Member]
Debt Instrument [Line Items]
Notes payable	$ 52,822,000	$ 1,000,000		$ 1,000,000
Notes payable outstanding	51,000,000								1,800,000
Interest rate on loan agreement				4.50%					1.25%
Loan agreement with unaffiliated banks, amount	76,000,000
Revolving note	75,000,000
Revolving note maturity date	October 26, 2012
Credit facility, current	75,000,000		50,000,000
Notes payable, due date	Jun 1, 2015
Line of credit facility, amount outstanding	$ 50,000,000
Interest rate basis points on borrowings	450				100	50	150	350	100
Percentage of commitment fee payment	0.50%

Federal Home Loan Bank Advances (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank advances, Restructured advances	$ 220
Federal Home Loan Bank advances, Prepayment fees	10.1
Federal Home Loan Bank advances having varying call dates	40
Federal Home Loan Bank Advances, weighted average contractual interest rate	2.84%
Federal Home Loan Bank Advances, weighted average effective Interest rate	2.76%
Federal Home Loan Bank advances, Additional borrowings possible	$ 131.9

Federal Home Loan Bank Advances (Summary Of Outstanding FHLB Advances) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	$ 474,481	$ 423,500
1.39% Advance Due February 2012 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	8,000	8,000
Federal Home Loan Bank advances, Interest rate	1.39%
Federal Home Loan Bank advances, Due date	2012
1.48% Advance Due April 2012 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	52,000	52,000
Federal Home Loan Bank advances, Interest rate	1.48%
Federal Home Loan Bank advances, Due date	2012
2.96% Advance Due January 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	5,000	5,000
Federal Home Loan Bank advances, Interest rate	2.96%
Federal Home Loan Bank advances, Due date	2013
2.01% Advance Due February 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	30,000	30,000
Federal Home Loan Bank advances, Interest rate	2.01%
Federal Home Loan Bank advances, Due date	2013
2.07% Advance Due April 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	69,000	69,000
Federal Home Loan Bank advances, Interest rate	2.07%
Federal Home Loan Bank advances, Due date	2013
3.92% Advance Due April 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	1,500	1,500
Federal Home Loan Bank advances, Interest rate	3.92%
Federal Home Loan Bank advances, Due date	2013
3.34% Advance Due June 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	42,000	42,000
Federal Home Loan Bank advances, Interest rate	3.34%
Federal Home Loan Bank advances, Due date	2013
1.45% Advance Due July 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	26,000	26,000
Federal Home Loan Bank advances, Interest rate	1.45%
Federal Home Loan Bank advances, Due date	2013
2.62% Advance Due April 2014 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	25,000	25,000
Federal Home Loan Bank advances, Interest rate	2.62%
Federal Home Loan Bank advances, Due date	2014
1.94% Advance Due July 2014 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	10,000	10,000
Federal Home Loan Bank advances, Interest rate	1.94%
Federal Home Loan Bank advances, Due date	2014
1.58% Advance Due September 2014 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	25,473
Federal Home Loan Bank advances, Interest rate	1.58%
Federal Home Loan Bank advances, Due date	2014
1.63% Advance Due September 2014 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	25,508
Federal Home Loan Bank advances, Interest rate	1.63%
Federal Home Loan Bank advances, Due date	2014
4.12% Advance Due February 2015 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	25,000	25,000
Federal Home Loan Bank advances, Interest rate	4.12%
Federal Home Loan Bank advances, Due date	2015
4.55% Advance Due February 2016 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	45,000	45,000
Federal Home Loan Bank advances, Interest rate	4.55%
Federal Home Loan Bank advances, Due date	2016
4.83% Advance Due May 2016 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	50,000	50,000
Federal Home Loan Bank advances, Interest rate	4.83%
Federal Home Loan Bank advances, Due date	2016
3.47% Advance Due November 2017 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	10,000	10,000
Federal Home Loan Bank advances, Interest rate	3.47%
Federal Home Loan Bank advances, Due date	2017
4.18% Advance Due February 2022 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	$ 25,000	$ 25,000
Federal Home Loan Bank advances, Interest rate	4.18%
Federal Home Loan Bank advances, Due date	2022

Subordinated Notes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Debt Instrument [Line Items]
Annual interest rate of subordinated notes	one-month LIBOR plus 1.45%
Subordinated Note [Member]
Debt Instrument [Line Items]
Principal balance of each subordinated note	$ 25,000,000
Annual principal payment required	5,000,000
Subordinated debt, annual principal payment			5,000,000
Annual interest rate of subordinated notes	LIBOR plus 130 basis points
Contractual interest rate on subordinated notes	1.83%	1.83%
Cost incurred in issuance of subordinated notes	1,000,000
Unamortized balance of subordinated notes issuance costs	$ 27,000	$ 77,000

Subordinated Notes (Summary Of Subordinate Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Subordinated Borrowing [Line Items]
Subordinated notes	$ 35,000	$ 50,000
Parent Company [Member]
Subordinated Borrowing [Line Items]
Subordinated notes	35,000	50,000
Subordinated Note, Due October 29 2012 [Member]
Subordinated Borrowing [Line Items]
Subordinated notes	5,000	10,000
Subordinated Note, Due May 1 2013 [Member]
Subordinated Borrowing [Line Items]
Subordinated notes	10,000	15,000
Subordinated Note, Due May 29 2015 [Member]
Subordinated Borrowing [Line Items]
Subordinated notes	$ 20,000	$ 25,000

Other Borrowings (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Securities sold under repurchase agreements	$ 413,333,000	$ 217,289,000
Initial payment of subordinated notes	15,000,000	10,000,000	10,000,000
Instruments issued by the securitization entity	600,000,000
Class A notes annual interest rate of one-month LIBOR plus	1.45%
Maturity Date	Dec 15, 2013
Master Repurchase Agreements [Member]
Debt Instrument [Line Items]
Securities sold under repurchase agreements	105,100,000	77,600,000
Banks And Brokers [Member]
Debt Instrument [Line Items]
Short-term borrowings	308,300,000	139,700,000
Tangible Equity Units [Member]
Debt Instrument [Line Items]
Junior subordinated notes	44,700,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior subordinated amortizing notes interest rate	9.50%
Quarterly principal and interest payments	4,300,000
Initial payment of subordinated notes	4,600,000
Class A notes annual interest rate of one-month LIBOR plus	1.63%
Class A Notes [Member]
Debt Instrument [Line Items]
Instruments issued by the securitization entity	$ 600,000,000
Class A notes annual interest rate of one-month LIBOR plus	1.45%
Maturity Date	Feb 17, 2014
Maturity years	2.93

Other Borrowings (Summary Of Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Borrowings [Abstract]
Securities sold under repurchase agreements	$ 413,333	$ 217,289
Other	30,420	43,331
Secured borrowings - owed to securitization investors	600,000	600,000
Total other borrowings	$ 1,043,753	$ 860,620

Junior Subordinated Debentures (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Contractual Interest Rate [Member]	Dec. 31, 2011 Junior Subordinated Debt [Member]
Subordinated Borrowing [Line Items]
Percentage ownership interest in subsidiary trusts	100.00%
Common securities, approximate percentage of junior subordinated debentures	3.00%
Trust preferred securities, approximate percentage of junior subordinated debentures	97.00%
Junior Subordinated Debentures	$ 249,493,000	$ 249,493,000
Subordinated debentures interest rate				6.84%
Interest rate on junior subordinated debentures	5.27%		2.73%
Variable rate equal to three-month LIBOR plus stated percentage	1.45%			1.63%
Interest rate swaps to hedge variable cash flows	$ 225,000,000

Junior Subordinated Debentures (Summary Of The Company's Junior Subordinated Debentures) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Junior Subordinated Debentures	$ 249,493,000	$ 249,493,000
Contractual rate	2.73%
Maturity Date	Dec 15, 2013
Wintrust Capital Trust III [Member]
Common Securities	774,000
Trust Preferred Securities	25,000,000
Junior Subordinated Debentures	25,774,000	25,774,000
Rate Structure	L+3.25
Contractual rate	3.65%
Issue Date	04/2003
Maturity Date	Apr 1, 2033
Earliest Redemption Date	04/2008
Wintrust Statutory Trust IV [Member]
Common Securities	619,000
Trust Preferred Securities	20,000,000
Junior Subordinated Debentures	20,619,000	20,619,000
Rate Structure	L+2.80
Contractual rate	3.38%
Issue Date	12/2003
Maturity Date	Dec 1, 2033
Earliest Redemption Date	12/2008
Wintrust Statutory Trust V [Member]
Common Securities	1,238,000
Trust Preferred Securities	40,000,000
Junior Subordinated Debentures	41,238,000	41,238,000
Rate Structure	L+2.60
Contractual rate	3.18%
Issue Date	05/2004
Maturity Date	May 1, 2034
Earliest Redemption Date	06/2009
Wintrust Capital Trust VII [Member]
Common Securities	1,550,000
Trust Preferred Securities	50,000,000
Junior Subordinated Debentures	51,550,000	51,550,000
Rate Structure	L+1.95
Contractual rate	2.50%
Issue Date	12/2004
Maturity Date	Mar 1, 2035
Earliest Redemption Date	03/2010
Wintrust Capital Trust VIII [Member]
Common Securities	1,238,000
Trust Preferred Securities	40,000,000
Junior Subordinated Debentures	41,238,000	41,238,000
Rate Structure	L+1.45
Contractual rate	2.03%
Issue Date	08/2005
Maturity Date	Sep 1, 2035
Earliest Redemption Date	09/2010
Wintrust Capital Trust IX [Member]
Common Securities	1,547,000
Trust Preferred Securities	50,000,000
Junior Subordinated Debentures	51,547,000	51,547,000
Rate Structure	L+1.63
Contractual rate	2.18%
Issue Date	09/2006
Maturity Date	Sep 1, 2036
Earliest Redemption Date	09/2011
Northview Capital Trust I [Member]
Common Securities	186,000
Trust Preferred Securities	6,000,000
Junior Subordinated Debentures	6,186,000	6,186,000
Rate Structure	L+3.00
Contractual rate	3.43%
Issue Date	08/2003
Maturity Date	Nov 1, 2033
Earliest Redemption Date	08/2008
Town Bankshares Capital Trust I [Member]
Common Securities	186,000
Trust Preferred Securities	6,000,000
Junior Subordinated Debentures	6,186,000	6,186,000
Rate Structure	L+3.00
Contractual rate	3.43%
Issue Date	08/2003
Maturity Date	Nov 1, 2033
Earliest Redemption Date	08/2008
First Northwest Capital Trust I [Member]
Common Securities	155,000
Trust Preferred Securities	5,000,000
Junior Subordinated Debentures	$ 5,155,000	$ 5,155,000
Rate Structure	L+3.00
Contractual rate	3.58%
Issue Date	05/2004
Maturity Date	May 1, 2034
Earliest Redemption Date	05/2009

Minimum Lease Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum Lease Commitments [Abstract]
Gross rental expense	$ 7.9	$ 6.2	$ 5.5
Gross rental income	$ 3.8	$ 2.4	$ 2.2

Minimum Lease Commitments (Approximate Minimum Annual Gross Rental Payments And Gross Rental Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Minimum Lease Commitments [Abstract]
2012 - Payments	$ 4,189
2013 - Payments	3,989
2014 - Payments	3,313
2015 - Payments	2,933
2016 - Payments	2,927
2017 and thereafter - Payments	9,011
Total minimum future amounts - Payments	26,362
2012 - Income	2,454
2013 - Income	2,157
2014 - Income	1,694
2015 - Income	1,541
2016 - Income	1,043
2017 and thereafter - Income	1,513
Total minimum future amounts - Income	$ 10,402

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Increases in deferred tax liabilities for enacted changes in tax laws	$ 408,000
Tax expense (benefits) related to the exercise of certain stock options and vesting and issuance of shares	$ (129,000)	$ (895,000)	$ 145,000
Statutory federal income tax rate	35.00%

Income Taxes (Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal, Current									$ 40,312	$ 46,169	$ (7,361)
State, Current									10,785	7,281	517
Total current income taxes									51,097	53,450	(6,844)
Federal, Deferred									(555)	(14,233)	44,800
State, Deferred									(84)	(1,739)	6,479
Total deferred income taxes									(639)	(15,972)	51,279
Income tax expense	$ 12,753	$ 19,844	$ 7,215	$ 10,646	$ 7,937	$ 12,287	$ 7,781	$ 9,473	$ 50,458	$ 37,478	$ 44,435

Income Taxes (Reconciliation Of The Differences Between Taxes Computed Using The Statutory Federal Income Tax Rate And Actual Income Tax Expense) (Details) (USD $)
In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income tax expense based upon the Federal statutory rate on income before income taxes									$ 44,812	$ 35,282	$ 41,126
Tax-exempt interest, net of interest expense disallowance									(1,139)	(963)	(988)
State taxes, net of federal tax benefit									6,955	3,602	4,547
Income earned on bank owned life insurance									(854)	(795)	(677)
Non-deductible compensation costs									644	707	1,136
Meals, entertainment and related expenses									802	669	527
Tax credits									(562)	(704)	(885)
Other, net									(200)	(320)	(351)
Income tax expense	$ 12,753	$ 19,844	$ 7,215	$ 10,646	$ 7,937	$ 12,287	$ 7,781	$ 9,473	$ 50,458	$ 37,478	$ 44,435

Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Allowance for credit losses	$ 44,538	$ 45,467
Net unrealized losses on derivatives included in other comprehensive income	4,623	5,021
Deferred compensation	10,855	5,881
Stock-based compensation	10,757	9,332
Nonaccrued interest	2,414	2,016
Other real estate owned	9,724	3,628
Mortgage banking recourse obligation	992	3,433
Goodwill and intangible assets	264
Other assets	3,696	1,298
Total gross deferred tax assets	87,863	76,076
Discount on purchased loans	37,657	35,341
Premises and equipment	20,591	17,668
Goodwill and intangible assets		7,649
Deferred loan fees and costs	5,809	5,054
FHLB stock dividends	3,322	2,810
Capitalized servicing rights	2,650	3,375
Net unrealized gains on securities included in other comprehensive income	2,807	1,691
Deferred gain on termination of derivatives	68	145
Debt finance/prepayment charges	1,450	2,659
Covered assets	30,058	16,933
Other liabilities	829	490
Total gross deferred liabilities	105,241	93,815
Net deferred tax liabilities	$ 17,378	$ 17,739

Stock Compensation Plans And Other Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended										12 Months Ended												12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2011 2007 Plan [Member]	Dec. 31, 2010 2007 Plan [Member]	May 31, 2011 2007 Plan [Member]	May 31, 2009 2007 Plan [Member]	Dec. 31, 2011 1997 Plan [Member]	Dec. 31, 2011 Executive Officer [Member]	Dec. 31, 2010 Executive Officer [Member]	Dec. 31, 2009 Executive Officer [Member]	Dec. 31, 2011 Long-Term Incentive Program Awards [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Directors Deferred Fee And Stock Plan (DDFS Plan) [Member]	Dec. 31, 2010 Directors Deferred Fee And Stock Plan (DDFS Plan) [Member]	Dec. 31, 2009 Directors Deferred Fee And Stock Plan (DDFS Plan) [Member]	Oct. 31, 2011 Directors Deferred Fee And Stock Plan (DDFS Plan) [Member]	Dec. 31, 2011 Cash Incentive And Retention Plan (CIRP) [Member]	Dec. 31, 2010 Cash Incentive And Retention Plan (CIRP) [Member]	Dec. 31, 2009 Cash Incentive And Retention Plan (CIRP) [Member]	Dec. 31, 2011 Maximum [Member] Long-Term Incentive Program Awards [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Long-Term Incentive Program Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance							500,000												219,391
Shares additionally approved for issuance									2,860,000	325,000												150,000
Shares issued																			25,242	47,830	51,627
Shares available for future grants	87,353						2,253,036												151,181
Compensation cost charged to income for stock options				$ 5,600,000	$ 4,400,000	$ 6,700,000
Tax benefit from stock options exercised				2,200,000	1,700,000	2,600,000
Cash received from options exercises under the plans	1,500,000	2,400,000	2,500,000
Tax benefit realized for the tax deductions from option exercised	468,000	1,200,000	1,000,000													72,000	28,000	754,000
Total fair value of shares vested	4,100,000	9,500,000	6,900,000
Percentage of performance based award payouts																										200.00%		0.00%
Share based payment award options term							7 years				10 years				7 years
Award vesting period, minimum, years	one														three
Award vesting period, maximum, years	five
Unrecognized compensation cost related to non-vested share based arrangements	10,600,000
Nonvested awards, total compensation cost not yet recognized, period for recognition, years	2
Rate of purchase price of the shares of common stock																											85.00%
Stock options purchase price calculation at fair value, percentage	90.00%
Shares earned by participants	71,077	53,909	119,341
Compensation expenses recognized	300,000	274,000	963,000
Company's expense for the employer contributions	4,000,000	3,600,000	3,200,000
Company's expense																							295,000	368,000	275,000
Weighted average grant date fair value per share of options granted							$ 32.59	$ 33.15				$ 15.84	$ 15.83	$ 8.55
Aggregate intrinsic value of options exercised	$ 1,200,000	$ 3,200,000	$ 2,600,000
Shares granted to certain executives							446	5,279

Stock Compensation Plans And Other Employee Benefit Plans (Weighted Average Assumptions Used To Determine The Options Fair Value) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Compensation Plans And Other Employee Benefit Plans [Abstract]
Expected dividend yield	0.50%	0.50%	1.70%
Expected volatility	61.80%	48.50%	46.30%
Risk-free rate	1.00%	2.50%	2.50%
Expected option life (in years)	4.4	6.2	5.9

Stock Compensation Plans And Other Employee Benefit Plans (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Stock Compensation Plans And Other Employee Benefit Plans [Abstract]
Outstanding at beginning of the period	2,040,701		2,156,209		2,388,174
Stock Options, Granted	221,003		86,865		54,500
Stock Options, Exercised	(85,706)		(159,637)		(213,012)
Stock Options, Forfeited or canceled	(111,464)		(42,736)		(73,453)
Outstanding at end of the period	2,064,534		2,040,701		2,156,209
Stock Options, Exercisable	1,779,218		1,803,298		1,842,508
Stock Options, Weighted Average Strike Price, Beginning of the period	$ 38.92		$ 37.61		$ 35.61
Stock Options, Weighted Average Strike Price, Granted	$ 33.15		$ 33.63		$ 20.72
Stock Options, Weighted Average Strike Price, Exercised	$ 17.2		$ 14.95		$ 11.84
Stock Options, Weighted Average Strike Price, Forfeited or canceled	$ 46.01		$ 51.46		$ 34.57
Stock Options, Weighted Average Strike Price, End of the period	$ 38.83		$ 38.92		$ 37.61
Stock Options, Weighted Average Strike Price, Exercisable	$ 39.93		$ 39.63		$ 37.15
Stock Options, Remaining Contractual Term, End of the Period, years	2.7	[1]	3.3	[1]	3.9	[1]
Stock Options, Remaining Contractual Term, Exercisable, Years	2.3	[1]	3	[1]	3.7	[1]
Stock Options, Intrinsic Value, End of the Period	$ 3,809	[2]	$ 8,028	[2]	$ 8,959	[2]
Stock Options, Intrinsic Value, Exercisable	$ 3,558	[2]	$ 7,368	[2]	$ 8,382	[2]
Stock Options, Vested or expected to vest	2,058,850
Stock Options, Weighted Average Strike Prices, Vested or expected to vest	$ 38.85

[1]	Represents the weighted average contractual remaining life in years.
[2]	Aggregate intrinsic value represents the total pretax intrinsic value (i.e., the difference between the Company's average of the high and low stock price at year end and the option exercise price, multiplied by the number of shares) that would have been received by the option holders if they had exercised their options on the last day of the year. Options with exercise prices above the year end stock price are excluded from the calculation of intrinsic value. This amount will change based on the fair market value of the Company's stock.

Stock Compensation Plans And Other Employee Benefit Plans (Summary Of Plans' Restricted Share Award Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning of the Period	299,040	208,430	262,997
Shares, Granted	98,394	149,656	28,550
Shares, Vested and issued	(56,641)	(58,411)	(81,492)
Shares, Forfeited	(4,084)	(635)	(1,625)
Shares, Outstanding, End of the Period	336,709	299,040	208,430
Shares, Vested, but not issuable	85,000	85,000
Weighted Average Grant-Date Fair Value, Beginning of the Period	$ 39.44	$ 43.24	$ 44.09
Weighted Average Grant-Date Fair Value, Granted	$ 32.85	$ 35.2	$ 24.22
Weighted Average Grant-Date Fair Value, Vested and issued	$ 35.17	$ 42.21	$ 39.84
Weighted Average Grant-Date Fair Value, Forfeited	$ 34.73	$ 34.74	$ 30.56
Weighted Average Grant-Date Fair Value, End of the Period	$ 38.29	$ 39.44	$ 43.24
Weighted Average Grant-Date Fair Value, Vested, but not issuable	$ 51.88	$ 51.88
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted	100,993
Shares, Net decrease due to estimated performance	(28,062)
Shares, Forfeited	(773)
Shares, Outstanding, End of the Period	72,158
Weighted Average Grant-Date Fair Value, Granted	$ 33.25
Weighted Average Grant-Date Fair Value, Net decrease due to estimated performance	$ 33.25
Weighted Average Grant-Date Fair Value, Forfeited	$ 33.28
Weighted Average Grant-Date Fair Value, End of the Period	$ 33.25

Regulatory Matters (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Cash dividends paid	$ 27.8	$ 11.5	$ 100
Amount available to be paid as dividends without prior regulatory approval	94.7
Reserve balances required to be maintained at the Federal Reserve Bank	$ 122.2	$ 77.2
Minimum ratio of qualifying total capital to risk-weighted assets	8.00%
Tier 1 minimum ratio of qualifying total capital to risk-weighted assets	4.00%
Ratios required for the banks to be well capitalized, Total Capital to Risk-Weighted Assets	10.00%
Ratios required for the banks to be well capitalized, Tier1 Capital to Risk-Weighted Assets	6.00%
Ratios required for the banks to be well capitalized, Tier 1 Leverage Ratio	5.00%
Tier 1 Capital to total assets	9.40%	10.10%
Strong Bank Holding Companies [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 Capital to total assets	3.00%
Other Banking Holding Companies [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 Capital to total assets	4.00%

Regulatory Matters (Schedule Of Compliance With Minimum Capital Requirements) (Details)	Dec. 31, 2011	Dec. 31, 2010
Regulatory Matters [Abstract]
Total Capital to Risk Weighted Assets	13.00%	13.80%
Tier 1 Capital to Risk Weighted Assets	11.80%	12.50%
Tier 1 Leverage Ratio	9.40%	10.10%

Regulatory Matters (Schedule Of Actual Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Ratio	13.00%	13.80%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%
Tier 1 Capital to Risk Weighted Assets, Ratio	11.80%	12.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%
Tier 1 Leverage Ratio	9.40%	10.10%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%
Lake Forest Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	223,451	244,642
Total Capital to Risk Weighted Assets, Ratio	11.00%	11.30%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	203,441	217,140
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	202,206	172,514
Tier 1 Capital to Risk Weighted Assets, Ratio	9.90%	7.90%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	122,065	130,284
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	202,206	172,514
Tier 1 Leverage Ratio	7.90%	6.60%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	127,653	130,398
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Hinsdale Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	148,804	149,582
Total Capital to Risk Weighted Assets, Ratio	12.30%	12.70%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	120,808	118,260
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	134,488	128,769
Tier 1 Capital to Risk Weighted Assets, Ratio	11.10%	10.90%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	72,485	70,956
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	134,488	128,769
Tier 1 Leverage Ratio	9.20%	9.20%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	73,227	70,021
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
North Shore Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	176,141	164,869
Total Capital to Risk Weighted Assets, Ratio	11.20%	13.10%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	157,708	126,268
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	124,202	114,393
Tier 1 Capital to Risk Weighted Assets, Ratio	7.90%	9.10%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	94,625	75,761
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	124,202	114,393
Tier 1 Leverage Ratio	7.30%	7.90%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	85,389	72,902
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Libertyville Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	121,105	117,082
Total Capital to Risk Weighted Assets, Ratio	13.20%	13.20%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	91,887	88,606
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	93,613	85,958
Tier 1 Capital to Risk Weighted Assets, Ratio	10.20%	9.70%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	55,132	53,164
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	93,613	85,958
Tier 1 Leverage Ratio	8.10%	7.50%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	58,017	57,037
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Barrington Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	126,516	114,689
Total Capital to Risk Weighted Assets, Ratio	12.70%	12.50%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	99,813	91,849
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	119,534	104,340
Tier 1 Capital to Risk Weighted Assets, Ratio	12.00%	11.40%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	59,888	55,109
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	119,534	104,340
Tier 1 Leverage Ratio	9.80%	9.10%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	61,060	57,064
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Crystal Lake Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	79,963	80,453
Total Capital to Risk Weighted Assets, Ratio	13.00%	14.10%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	61,523	57,234
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	73,235	74,505
Tier 1 Capital to Risk Weighted Assets, Ratio	11.90%	13.00%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	36,914	34,341
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	73,235	74,505
Tier 1 Leverage Ratio	9.70%	10.40%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	37,696	36,001
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Northbrook Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	149,325	88,769
Total Capital to Risk Weighted Assets, Ratio	14.40%	12.30%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	103,395	72,476
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	136,273	83,099
Tier 1 Capital to Risk Weighted Assets, Ratio	13.20%	11.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	62,037	43,486
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	136,273	83,099
Tier 1 Leverage Ratio	7.20%	7.10%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	94,611	58,447
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Schaumburg Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	58,860	53,608
Total Capital to Risk Weighted Assets, Ratio	12.90%	12.40%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	45,660	43,292
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	53,741	45,184
Tier 1 Capital to Risk Weighted Assets, Ratio	11.80%	10.40%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	27,396	25,975
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	53,741	45,184
Tier 1 Leverage Ratio	9.20%	9.00%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	29,335	25,177
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Village Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	82,743	78,335
Total Capital to Risk Weighted Assets, Ratio	11.70%	13.30%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	70,753	59,129
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	77,692	72,284
Tier 1 Capital to Risk Weighted Assets, Ratio	11.00%	12.20%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	42,452	35,478
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	77,692	72,284
Tier 1 Leverage Ratio	9.00%	9.50%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	43,306	38,239
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Beverly Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	40,484	37,825
Total Capital to Risk Weighted Assets, Ratio	11.70%	12.90%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	34,562	29,283
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	37,612	35,207
Tier 1 Capital to Risk Weighted Assets, Ratio	10.90%	12.00%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	20,737	17,570
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	37,612	35,207
Tier 1 Leverage Ratio	9.70%	9.60%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	19,446	18,422
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Town Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	83,099	75,853
Total Capital to Risk Weighted Assets, Ratio	12.20%	12.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	68,122	63,444
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	75,157	68,572
Tier 1 Capital to Risk Weighted Assets, Ratio	11.00%	10.80%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	40,873	38,066
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	75,157	68,752
Tier 1 Leverage Ratio	9.90%	9.80%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	37,801	34,941
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Wheaton Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	59,164	64,049
Total Capital to Risk Weighted Assets, Ratio	11.90%	13.80%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	49,551	46,426
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	52,911	59,197
Tier 1 Capital to Risk Weighted Assets, Ratio	10.70%	12.80%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	29,730	27,856
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	52,911	59,197
Tier 1 Leverage Ratio	7.70%	8.10%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	34,456	36,433
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
State Bank Of The Lakes [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	68,673	62,391
Total Capital to Risk Weighted Assets, Ratio	11.10%	11.60%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	61,683	53,947
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	57,627	56,800
Tier 1 Capital to Risk Weighted Assets, Ratio	9.30%	10.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	37,010	32,368
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	57,627	56,800
Tier 1 Leverage Ratio	8.00%	8.30%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	35,813	34,404
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Old Plank Trail Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	33,826	34,442
Total Capital to Risk Weighted Assets, Ratio	12.20%	13.90%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	27,724	24,722
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	29,072	28,575
Tier 1 Capital to Risk Weighted Assets, Ratio	10.50%	11.60%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	16,634	14,833
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	29,072	28,575
Tier 1 Leverage Ratio	9.00%	9.40%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	16,137	15,134
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
St. Charles Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	61,738	36,743
Total Capital to Risk Weighted Assets, Ratio	11.50%	13.40%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	53,868	27,404
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	51,874	34,279
Tier 1 Capital to Risk Weighted Assets, Ratio	9.60%	12.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	32,321	16,442
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	51,874	34,279
Tier 1 Leverage Ratio	8.30%	10.30%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	31,101	16,628
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%

Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Letters of credit outstanding, amount	$ 199,000,000	$ 187,900,000
Derivative instruments	591,500,000	670,100,000
Mortgage loans sold	2,500,000,000	3,700,000,000
Additional amount related to loss indemnification claims for residential mortgage loans previously sold to investors	439,000	11,000,000
Losses charged against the liability for estimated losses	8,000,000	8,100,000
Liability for estimated losses on repurchase and indemnification	2,500,000	8,900,000
Customer balances maintained by clearing broker and subject to indemnification	27,900,000
Commercial, Commercial Real Estate And Construction Loans [Member]
Commitments And Contingencies [Line Items]
Loan disbursable	1,900,000,000	1,900,000,000
Home Equity [Member]
Commitments And Contingencies [Line Items]
Loan disbursable	762,200,000	829,900,000
Residential Mortgage [Member]
Commitments And Contingencies [Line Items]
Loan disbursable	$ 272,900,000	$ 303,100,000

Derivative Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of derivatives, hedge ineffectiveness	$ 0	$ 0
Number of interest rate swaps	4		4
Aggregate notional amount	272,900,000
Mortgage loans held-for-sale	320,500,000
Covered call options outstanding	0	0
Fair value of interest rate derivatives in a net liability position	46,000,000
Collateral securities	33,300,000
Cash collateral	7,400,000
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income to interest expense	5,500,000
Forward Commitments To Sell Mortgage Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional amount	591,500,000
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate swaps			2
Aggregate notional amount	1,300,000,000		75,000,000
Interest Rate Caps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate swaps	2		2
Aggregate notional amount			60,000,000
Cash Flow [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, Aggregate notional amount	225,000,000
Cash Flow [Member] | Interest Rate Swaps And Caps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional amount	$ 225,000,000

Derivative Financial Instruments (Schedule Of Fair Value Of Derivative Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative Assets	$ 38,607	$ 18,670
Derivative liabilities	(50,081)	(29,974)
Other Assets [Member]
Derivative [Line Items]
Derivative Assets	38,607	18,670
Other Assets [Member] | Derivatives Designated As Hedging Instruments Under ASC 815 [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	119
Other Assets [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	38,488	18,670
Other Assets [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	34,002	13,769
Other Assets [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	4,307	396
Other Assets [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Forward Commitments To Sell Mortgage Loans [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Assets	179	4,505
Other Liabilities [Member]
Derivative [Line Items]
Derivative liabilities	50,081	29,974
Other Liabilities [Member] | Derivatives Designated As Hedging Instruments Under ASC 815 [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	11,032	12,986
Other Liabilities [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	39,049	16,988
Other Liabilities [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	33,892	14,226
Other Liabilities [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	127	2,320
Other Liabilities [Member] | Derivatives Not Designed As Hedging Instruments Under ASC 815 [Member] | Forward Commitments To Sell Mortgage Loans [Member]
Derivative [Line Items]
Interest rate derivatives designated as Cash Flow Hedges, Liabilities	$ 5,030	$ 442

Derivative Financial Instruments (Schedule Of Interest Rate Swaps) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	$ 225,000
Fair Value Gain (Loss)	(10,913)
Interest Rate Swap 1 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	50,000
Fair Value Gain (Loss)	(3,918)
Interest Rate Swap 2 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	40,000
Fair Value Gain (Loss)	(3,206)
Interest Rate Swap 3 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	50,000
Fair Value Gain (Loss)	(2,567)
Interest Rate Swap 4 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	25,000
Fair Value Gain (Loss)	(1,341)
Interest Rate Caps 1 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	20,000
Fair Value Gain (Loss)	40
Interest Rate Caps 2 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	40,000
Fair Value Gain (Loss)	79
Total Interest Rate Swaps [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	165,000
Fair Value Gain (Loss)	(11,032)
Interest Rate Caps [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	60,000
Fair Value Gain (Loss)	$ 119

Derivative Financial Instruments (Rollforward Of Amounts In Accumulated Other Comprehensive Income Related To Interest Rate Swaps Designated As Cash Flow Hedges) (Details) (Interest Rate Swap [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss at beginning of period	$ (13,323)	$ (15,487)
Amount reclassified from accumulated other comprehensive income to interest expense on junior subordinated debentures	8,120	8,736
Amount of loss recognized in other comprehensive income	(6,430)	(6,572)
Unrealized loss at end of period	$ (11,633)	$ (13,323)

Derivative Financial Instruments (Summary Amounts Included In Consolidated Statement Of Income Related To Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swaps And Floors [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income related to derivative instruments not designated in hedge relationships	$ 42	$ (59)
Mortgage Banking Derivatives [Member] | Mortgage Banking Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income related to derivative instruments not designated in hedge relationships	(1,301)	286
Covered Call Options [Member] | Fees From Covered Call Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income related to derivative instruments not designated in hedge relationships	$ 13,570	$ 2,235

Fair Value Of Assets And Liabilities (Summary Of Balances Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,291,797,000	$ 1,496,302,000
Aggregate fair value of mortgage loans held-for-sale	306,838,000	356,662,000
Trading account securities	2,490,000	4,879,000
Mortgage loans held-for-sale	306,838,000	356,662,000
Mortgage servicing rights	6,700,000	8,762,000
Nonqualified deferred compensation assets	4,299,000	3,613,000
Derivative assets	38,607,000	18,670,000
Assets, Total	1,650,731,000	1,888,888,000
Derivative Liabilities	50,081,000	29,974,000
Loans past due greater than 90 days and still accruing	0	0
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		71,000
Mortgage loans held-for-sale
Mortgage servicing rights
Nonqualified deferred compensation assets
Derivative assets
Assets, Total		71,000
Derivative Liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	2,490,000	436,000
Mortgage loans held-for-sale	306,838,000	356,662,000
Nonqualified deferred compensation assets	4,299,000	3,613,000
Derivative assets	38,607,000	18,670,000
Assets, Total	1,600,849,000	1,818,294,000
Derivative Liabilities	50,081,000	29,974,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		4,372,000
Mortgage servicing rights	6,700,000	8,762,000
Assets, Total	49,882,000	70,523,000
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining contractual principal balance outstanding, mortgage loans held-for-sale	300,000,000	353,100,000
U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	16,173,000	96,097,000
U.S. Treasury [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
U.S. Treasury [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	16,173,000	96,097,000
U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	765,916,000	884,055,000
U.S. Government Agencies [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
U.S. Government Agencies [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	765,916,000	884,055,000
Municipal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	60,098,000	52,303,000
Municipal [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Municipal [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	35,887,000	35,887,000
Municipal [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	24,211,000	16,416,000
Corporate Notes And Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	169,936,000	261,915,000
Corporate Notes And Other [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Corporate Notes And Other [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	169,936,000	252,074,000
Corporate Notes And Other [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,841,000
Mortgage-Backed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	248,551,000	161,681,000
Mortgage-Backed [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Mortgage-Backed [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	248,551,000	159,221,000
Mortgage-Backed [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2,460,000
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	31,123,000	40,251,000
Equity Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Equity Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	12,152,000	11,579,000
Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 18,971,000	$ 28,672,000

Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Municipal [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 16,416		$ 17,152
Total net gains (losses) included in Other comprehensive income	77
Purchases, issuances, sales and settlements, net			3,551
Purchases	26,425
Sales	(19,469)
Settlements	(1,230)
Net transfers into (out of) Level 3	1,992	[1]	(4,287)
Ending Balance	24,211		16,416
Corporate Notes And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	9,841		51,194
Total net gains (losses) included in Net income	(274)	[2]	(35)	[3]
Total net gains (losses) included in Other comprehensive income			1
Purchases, issuances, sales and settlements, net			(40,781)
Purchases	7,246
Settlements	(333)
Net transfers into (out of) Level 3	(16,480)	[1]	(538)
Ending Balance			9,841
Mortgage-Backed [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,460		158,449
Total net gains (losses) included in Net income	(53)	[2]	(7,947)	[3]
Total net gains (losses) included in Other comprehensive income			2,520
Purchases, issuances, sales and settlements, net			(145,736)
Purchases	1,126
Settlements	(116)
Net transfers into (out of) Level 3	(3,417)	[1]	(4,826)
Ending Balance			2,460
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	28,672		26,800
Total net gains (losses) included in Other comprehensive income	(6,101)		(419)
Purchases, issuances, sales and settlements, net			2,291
Purchases	1,800
Net transfers into (out of) Level 3	(5,400)	[1]
Ending Balance	18,971		28,672
Trading Account Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	4,372		31,924
Total net gains (losses) included in Net income			5,140	[3]
Purchases, issuances, sales and settlements, net			(32,692)
Sales	(4,372)
Ending Balance			4,372
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	8,762		6,745
Total net gains (losses) included in Net income	(2,062)	[2]	2,017	[3]
Ending Balance	6,700		8,762
Retained Interests [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			43,541
Purchases, issuances, sales and settlements, net			$ (43,541)

[1]	The transfer of available for sale securities into Level 3 is the result of the use of significant inputs that are unobservable in the market due to limited activity or a less liquid market. Transfers out of Level 3 result from the availability and use of observable market information that market participatnts would use in pricing these securities Transfers into/out of Level 3 are recognized at the end of the reporting period.
[2]	Income for Corporate notes and other debt, and mortgage-backed are recognized as a component of interest income on securities. Additionally, changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.
[3]	Income for Corporate notes, other debt and mortgage-backed is recognized as a component of interest income on securities. Income for trading account securities is recognized as a component of trading income in non-interest income and trading account securities interest income. Changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.

Fair Value Of Assets And Liabilities (Summary Of Assets Measured At Fair Value On A Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned	$ 86,500	$ 71,200
Mortgage loans held-for-sale, at lower of cost or market	320,500
Impaired loans, Fair Value Losses (Gains) Recognized	48,461
Other real estate owned, Fair Value Losses Recognized	26,620
Mortgage loans held-for-sale, Fair Value Losses Recognized	(358)
Fair Value Losses Recognized	74,723
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	226,538
Other real estate owned	86,523
Mortgage loans held-for-sale, at lower of cost or market	13,686
Fair value of assets measured on nonrecurring basis	326,747
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Other real estate owned
Mortgage loans held-for-sale, at lower of cost or market
Fair value of assets measured on nonrecurring basis
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held-for-sale, at lower of cost or market	13,686
Fair value of assets measured on nonrecurring basis	13,686
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	226,538
Other real estate owned	86,523
Fair value of assets measured on nonrecurring basis	$ 313,061

Fair Value Of Assets And Liabilities (Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 749,287	$ 865,575
Available-for-sale securities	1,291,797	1,496,302
Trading account securities	2,490	4,879
Brokerage customer receivables	27,925	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	82,407
Mortgage loans held-for-sale, at fair value	306,838	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	14,785
Total loans	11,172,745	9,934,239
Mortgage servicing rights	6,700	8,762	6,745	3,990
Nonqualified deferred compensation assets	4,299	3,613
FDIC indemnification asset	344,251	118,182
Accrued interest receivable and other	444,912	366,438
Notes payable	52,822	1,000
Federal Home Loan Bank advances	474,481	423,500
Subordinated notes	35,000	50,000
Other borrowings	443,753	260,620
Secured borrowings owed to securitization investors	600,000	600,000
Junior subordinated debentures	249,493	249,493
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	169,704	172,580
Interest bearing deposits with banks	749,287	865,575
Available-for-sale securities	1,291,797	1,496,302
Trading account securities	2,490	4,879
Brokerage customer receivables	27,925	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	82,407
Mortgage loans held-for-sale, at fair value	306,838	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	14,785
Total loans	11,172,745	9,934,239
Mortgage servicing rights	6,700	8,762
Nonqualified deferred compensation assets	4,299	3,613
Derivative assets	38,607	18,670
FDIC indemnification asset	344,251	118,182
Accrued interest receivable and other	147,207	137,744
Total financial assets	14,375,970	13,238,949
Non-maturity deposits	7,424,367	5,925,761
Deposits with stated maturities	4,882,900	4,877,912
Notes payable	52,822	1,000
Federal Home Loan Bank advances	474,481	423,500
Subordinated notes	35,000	50,000
Other borrowings	443,753	260,620
Secured borrowings owed to securitization investors	600,000	600,000
Junior subordinated debentures	249,493	249,493
Derivative liabilities	50,081	29,974
Accrued interest payable and other	12,952	15,518
Total financial liabilities	14,225,849	12,433,778
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	169,704	172,580
Interest bearing deposits with banks	749,287	865,575
Available-for-sale securities	1,291,797	1,496,302
Trading account securities	2,490	4,879
Brokerage customer receivables	27,925	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	82,407
Mortgage loans held-for-sale, at fair value	306,838	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,897	14,841
Total loans	11,590,729	10,088,429
Mortgage servicing rights	6,700	8,762
Nonqualified deferred compensation assets	4,299	3,613
Derivative assets	38,607	18,670
FDIC indemnification asset	344,251	118,182
Accrued interest receivable and other	147,207	137,744
Total financial assets	14,794,165	13,393,195
Non-maturity deposits	7,424,367	5,925,761
Deposits with stated maturities	4,917,740	4,925,403
Notes payable	52,822	1,000
Federal Home Loan Bank advances	507,368	440,644
Subordinated notes	35,000	50,000
Other borrowings	443,753	260,620
Secured borrowings owed to securitization investors	603,294	600,333
Junior subordinated debentures	185,199	183,818
Derivative liabilities	50,081	29,974
Accrued interest payable and other	12,952	15,518
Total financial liabilities	$ 14,232,576	$ 12,433,071

Shareholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended					12 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended	12 Months Ended
	Mar. 15, 2011	Jan. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Parent Company [Member]	Jul. 31, 2011 Great Lakes Advisors, Inc [Member]	Sep. 30, 2011 Elgin State Bancorp, Inc [Member]	Mar. 31, 2010 Common Stock [Member]	Dec. 31, 2010 Common Stock Offering Additional Series [Member]	Aug. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 19, 2008 Series B Preferred Stock [Member] years	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2011 Equity Component [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued														6,700,000	3,700,000
Common Stock, shares issued in acquisition												529,087	353,650
Common stock issued, price per share														$ 33.25	$ 30
Issuance of common stock in a public offering									$ 315,108,000		$ 315,108,000			$ 210,300,000	$ 104,800,000
Tangible equity units sold					4,600,000				4,600,000
Percentage of tangible equity units sold					7.50%				7.50%
Tangible equity unit public offering price per unit					50				50
Tangible equity unit, quarterly cash payments									222,700,000
Percentage of fair value of debt component quarterly cash payments								7.50%
Debt component maturity date								Dec 15, 2013
Discount rate on debt component								9.50%
Risk-free rate								1.00%	2.50%	2.50%											0.95%
Expected stock price volatility minimum																					35.00%
Expected stock price volatility maximum																					45.00%
Percent of dividend yield plus stock borrow cost																					0.85%
Equity term, years								4.4	6.2	5.9											3.02
Settlement rate																						1.6666	1.3333
Junior subordinated amortizing note, initial principal amount								9.728182
Junior subordinated amortizing note, bearing interest								9.50%
Junior subordinated amortizing note, scheduled final installment payment date								Dec 15, 2013
Quarterly installments on amortizing note	0.989583							0.9375
Extended installment period on amortizing note								Dec 15, 2015
Number of consecutive trading days								20 days
Non-cumulative perpetual convertible preferred stock, issued																50,000
Preferred stock, liquidation value																$ 1,000	$ 1,000	$ 1,000	$ 1,000
Liquidation of preference shares, private transactions																50,000,000
Preferred stock, dividend rate, percentage																8.00%
Preferred Stock is convertible into common stock, option of holder at a conversion rate																$ 38.88
Treasury issued under capital purchase program																			250,000,000
Stock repurchased																				250,000
Preferred stock repurchase price, including accrued and unpaid dividends																				251,300,000
Accrued and unpaid dividends																				1,300,000
Less: Non-cash deemed preferred stock dividend					$ 11,361,000				$ 11,361,000
Cumulative perpetual convertible preferred stocks, issued																			250,000
Warrant for purchase of shares																			1,643,295
Exercise price of common stock, per share																			$ 22.82
Warrant termination period, years																			10
Preferred stock, cumulative dividend coupon rate																			5.00%
Warrants holders common stock purchase price per share								$ 30.5
Warrants outstanding					19,000			19,000	19,000
Warrants expiration date								Feb 1, 2013
Cash dividends declared per common share			$ 0.09	$ 0.09		$ 0.09	$ 0.09	$ 0.18	$ 0.18	$ 0.27
Dividends paid date		February 23, 2012
Dividends paid recorded date		February 9, 2012

Shareholders' Equity (Summary Of The Company's Common And Preferred Stock) (Details) (USD $)	3 Months Ended				12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Common stock, shares authorized					60,000,000	60,000,000
Common stock, shares issued					35,981,950	34,864,068
Common stock, shares, outstanding					35,978,349	34,864,068
Cash dividend per share	$ 0.09	$ 0.09	$ 0.09	$ 0.09	$ 0.18	$ 0.18	$ 0.27
Preferred stock, shares authorized					20,000,000	20,000,000
Preferred stock, shares issued					50,000	50,000
Preferred stock, shares outstanding					50,000	50,000

Shareholders' Equity (Aggregate Fair Values Assigned To Each Component Of Tangible Equity Units Offering) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Shareholders' Equity [Line Items]
Units issued	4,600	[1]
Unit price	50
Gross proceeds	$ 230,000
Issuance costs, including discount	7,353
Carrying value of Tangible Equity Units, Net proceeds	222,647
Equity Component [Member]
Shareholders' Equity [Line Items]
Units issued	4,600	[1]
Unit price	40.271818
Gross proceeds	185,250
Issuance costs, including discount	5,934
Carrying value of Tangible Equity Units, Net proceeds	179,316
Debt Component [Member]
Shareholders' Equity [Line Items]
Units issued	4,600	[1]
Unit price	9.728182
Gross proceeds	44,750
Issuance costs, including discount	1,419
Carrying value of Tangible Equity Units, Net proceeds	43,331
Other Borrowings [Member]
Shareholders' Equity [Line Items]
Carrying value of Tangible Equity Units, Net proceeds	43,331
Other Borrowings [Member] | Debt Component [Member]
Shareholders' Equity [Line Items]
Carrying value of Tangible Equity Units, Net proceeds	43,331
Surplus [Member]
Shareholders' Equity [Line Items]
Carrying value of Tangible Equity Units, Net proceeds	179,316
Surplus [Member] | Equity Component [Member]
Shareholders' Equity [Line Items]
Carrying value of Tangible Equity Units, Net proceeds	$ 179,316

[1]	TEUs consist of two components: one unit of the equity component and one unit of the debt component.

Shareholders' Equity (Market Value Of Company Common Stock And Settlement Rate) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Applicable Market Value Of Company Common Stock Less Than Or Equal To 30 Dollars [Member]
Shareholders' Equity [Line Items]
Settlement Rate, per share	1.6666
Applicable Market Value Of Company Common Stock Greater Than 30 Dollars But Less Than 37.50 Dollars [Member]
Shareholders' Equity [Line Items]
Settlement Rate, Market Value	50
Applicable Market Value Of Company Common Stock Greater Than Or Equal To 37.50 Dollars [Member]
Shareholders' Equity [Line Items]
Settlement Rate, per share	1.3333
Maximum [Member]
Shareholders' Equity [Line Items]
Settlement Rate, per share	1.6666
Applicable market value of Company common stock, per share	$ 37.5
Minimum [Member]
Shareholders' Equity [Line Items]
Settlement Rate, per share	1.3333
Applicable market value of Company common stock, per share	$ 30

Shareholders' Equity (Components Of Other Comprehensive Income (Loss), Including The Related Income Tax Effects) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Unrealized net gains on available-for-sale securities	$ 4,467	$ 9,579	$ 680
Related tax expense	(1,862)	(3,754)	(277)
Net after tax unrealized gains on available-for-sale securities	2,605	5,825	403
Less: reclassification adjustment for net gains (losses) realized in net income during the year	1,792	9,832	(268)
Related tax expense (benefit)	(712)	(3,787)	103
Net after reclassification adjustment	1,080	6,045	(165)
Cumulative effect of change in accounting		156	309
Unrealized net gains (losses) on available-for-sale securities, net of reclassification adjustment	1,525	(64)	877
Unrealized net gains (losses) on derivatives used as cash flow hedges	1,690	2,164	5,062
Related tax (expense) benefit	(581)	(834)	(1,950)
After-tax unrealized net gains (losses) on derivatives used as cash flow hedges	1,109	1,330	3,112
Total other comprehensive income	$ 2,634	$ 1,266	$ 3,989

Shareholders' Equity (Schedule Of Roll-Forward Of The Change In Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Accumulated other comprehensive loss at beginning of year	$ (5,512)	$ (6,622)	$ (10,302)
Cumulative effect of change in accounting		(156)	(309)
Other comprehensive income	2,634	1,266	3,989
Accumulated other comprehensive loss at end of year	$ (2,878)	$ (5,512)	$ (6,622)

Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shareholders' Equity [Abstract]
Accumulated unrealized gains on securities available-for-sale	$ 4,204	$ 2,679	$ 2,899
Accumulated unrealized losses on derivatives used as cash flow hedges	(7,082)	(8,191)	(9,521)
Total accumulated other comprehensive loss at end of year	$ (2,878)	$ (5,512)	$ (6,622)	$ (10,302)

Segment Information (Summary Of Certain Operating Information For Reportable Segments) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income (expense)	$ 124,647,000	$ 118,410,000	$ 108,706,000	$ 109,614,000	$ 112,677,000	$ 102,980,000	$ 104,314,000	$ 95,865,000	$ 461,377,000	$ 415,836,000	$ 311,876,000
Provision for credit losses									102,638,000	124,664,000	167,932,000
Noninterest income									189,698,000	192,160,000	317,647,000
Noninterest expense	118,768,000	106,321,000	97,206,000	98,109,000	106,201,000	99,723,000	92,663,000	83,938,000	420,404,000	382,525,000	344,087,000
Income tax expense (benefit)	12,753,000	19,844,000	7,215,000	10,646,000	7,937,000	12,287,000	7,781,000	9,473,000	50,458,000	37,478,000	44,435,000
Net income (loss)	19,221,000	30,202,000	11,750,000	16,402,000	14,205,000	20,098,000	13,009,000	16,017,000	77,575,000	63,329,000	73,069,000
Total assets at end of year	15,893,808,000				13,980,156,000				15,893,808,000	13,980,156,000	12,215,620,000
Parent Company [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)									16,573,000	8,997,000	1,241,000
Net income (loss)									77,575,000	63,329,000	73,069,000
Total assets at end of year	1,930,117,000				1,791,044,000				1,930,117,000	1,791,044,000
Community Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)									428,068,000	386,594,000	300,552,000
Provision for credit losses									102,544,000	105,018,000	165,302,000
Noninterest income									140,392,000	133,110,000	92,578,000
Noninterest expense									331,006,000	304,223,000	273,467,000
Income tax expense (benefit)									51,338,000	39,032,000	(19,780,000)
Net income (loss)									83,572,000	71,431,000	(25,859,000)
Total assets at end of year	15,188,133,000				13,258,238,000				15,188,133,000	13,258,238,000	12,019,936,000
Specialty Finance [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)									112,508,000	89,870,000	69,855,000
Provision for credit losses									864,000	22,586,000	7,537,000
Noninterest income									3,071,000	13,643,000	162,075,000
Noninterest expense									28,876,000	27,021,000	24,768,000
Income tax expense (benefit)									39,427,000	21,367,000	79,263,000
Net income (loss)									46,412,000	32,539,000	120,362,000
Total assets at end of year	3,271,323,000				2,944,388,000				3,271,323,000	2,944,388,000	2,185,225,000
Wealth Management [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)									8,460,000	12,275,000	12,286,000
Noninterest income									54,940,000	45,447,000	38,281,000
Noninterest expense									51,431,000	46,576,000	41,660,000
Income tax expense (benefit)									4,879,000	4,257,000	3,330,000
Net income (loss)									7,090,000	6,889,000	5,577,000
Total assets at end of year	92,089,000				65,274,000				92,089,000	65,274,000	62,458,000
Parent And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)									(87,659,000)	(72,903,000)	(70,817,000)
Provision for credit losses									(770,000)	(2,940,000)	(4,907,000)
Noninterest income									(8,705,000)	(40,000)	24,713,000
Noninterest expense									9,091,000	4,705,000	4,192,000
Income tax expense (benefit)									(45,186,000)	(27,178,000)	(18,378,000)
Net income (loss)									(59,499,000)	(47,530,000)	(27,011,000)
Total assets at end of year	$ (2,657,737,000)				$ (2,287,744,000)				$ (2,657,737,000)	$ (2,287,744,000)	$ (2,051,999,000)

Condensed Parent Company Financial Statements (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Less: Allowance for loan losses	$ 110,381	$ 113,903	$ 98,277
Net Loans	11,049,387	9,820,336
Goodwill	305,468	281,190
Total assets	15,893,808	13,980,156	12,215,620
Notes payable	52,822	1,000
Subordinated notes	35,000	50,000
Other borrowings	443,753	260,620
Junior subordinated debentures	249,493	249,493
Shareholders' equity	1,543,533	1,436,549	1,138,639	1,066,572
Total liabilities and shareholders' equity	15,893,808	13,980,156
Parent Company [Member]
Cash	94,275	127,803
Available-for-sale securities, at fair value	489	7,419
Investment in and receivables from subsidiaries	1,738,484	1,601,047
Loans, net of unearned income	2,574	5,489
Less: Allowance for loan losses	664	905
Net Loans	1,910	4,584
Goodwill	8,347	8,347
Other assets	86,612	41,844
Total assets	1,930,117	1,791,044
Other liabilities	20,671	10,671
Notes payable	51,000	1,000
Subordinated notes	35,000	50,000
Other borrowings	30,420	43,331
Junior subordinated debentures	249,493	249,493
Shareholders' equity	1,543,533	1,436,549
Total liabilities and shareholders' equity	$ 1,930,117	$ 1,791,044

Condensed Parent Company Financial Statements (Statements Of Income) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains (losses) on available-for-sale securities, net	$ 309,000	$ 225,000	$ 1,152,000	$ 106,000	$ 159,000	$ 9,235,000	$ 46,000	$ 392,000	$ 1,792,000	$ 9,832,000	$ (268,000)
Interest Expense	32,970,000	36,541,000	36,739,000	38,166,000	41,285,000	44,421,000	44,934,000	46,631,000	144,416,000	177,271,000	215,738,000
Salaries and employee benefits									237,785,000	215,766,000	186,878,000
(Loss) income before income taxes and equity in undistributed loss of subsidiaries	31,974,000	50,046,000	18,965,000	27,048,000	22,142,000	32,385,000	20,790,000	25,490,000	128,033,000	100,807,000	117,504,000
Income tax benefit	12,753,000	19,844,000	7,215,000	10,646,000	7,937,000	12,287,000	7,781,000	9,473,000	50,458,000	37,478,000	44,435,000
Net income	19,221,000	30,202,000	11,750,000	16,402,000	14,205,000	20,098,000	13,009,000	16,017,000	77,575,000	63,329,000	73,069,000
Parent Company [Member]
Dividends and interest from subsidiaries									30,783,000	15,592,000	103,410,000
Trading revenue										4,839,000	26,864,000
Gains (losses) on available-for-sale securities, net									164,000	57,000	(1,210,000)
Other income									(487,000)	1,421,000	1,931,000
Total income									30,460,000	21,909,000	130,995,000
Interest Expense									21,342,000	18,667,000	19,139,000
Salaries and employee benefits									12,435,000	8,975,000	7,238,000
Other expenses									14,037,000	10,838,000	10,635,000
Total expenses									47,814,000	38,480,000	37,012,000
(Loss) income before income taxes and equity in undistributed loss of subsidiaries									(17,354,000)	(16,571,000)	93,983,000
Income tax benefit									16,573,000	8,997,000	1,241,000
(Loss) income before equity in undistributed net loss of subsidiaries									(781,000)	(7,574,000)	95,224,000
Equity in undistributed net income (loss) of subsidiaries									78,356,000	70,903,000	(22,155,000)
Net income									$ 77,575,000	$ 63,329,000	$ 73,069,000

Condensed Parent Company Financial Statements (Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 77,575	$ 63,329	$ 73,069
Provision for credit losses	102,638	124,664	167,932
(Gains) losses on available-for-sale securities, net	(1,792)	(9,832)	268
Deferred income tax (benefit) expense	(639)	(15,972)	51,279
Stock-based compensation expense	5,692	4,640	6,853
Tax (expense) benefit from stock-based compensation arrangements	(129)	(881)	(81)
Excess tax benefits from stock-based compensation arrangements	(306)	(1,354)	(981)
Decrease (increase) in trading securities, net	2,389	28,895	(29,375)
Net Cash Provided by (Used for) Operating Activities	365,687	205,444	(841,028)
Net Cash Used for Investing Activities	(958,384)	(582,272)	(865,908)
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	306	1,354	981
Repayment of Series B preferred stock		(250,000)
Issuance of common stock in a public offering		315,108
Dividends paid	(10,344)	(22,776)	(21,783)
Net Cash Provided by (Used for) Financing Activities	589,821	390,792	1,419,648
Net (Decrease) Increase in Cash and Cash Equivalents	(2,876)	13,964	(287,288)
Cash and Cash Equivalents at Beginning of Period	172,580	158,616	445,904
Cash and Cash Equivalents at End of Period	169,704	172,580	158,616
Parent Company [Member]
Net income	77,575	63,329	73,069
Provision for credit losses	608	905
(Gains) losses on available-for-sale securities, net	(164)	(57)	1,210
Depreciation and amortization	2,178	757	711
Deferred income tax (benefit) expense	(1,785)	(9,747)	10,990
Stock-based compensation expense	2,008	1,976	2,837
Tax (expense) benefit from stock-based compensation arrangements	129	896	81
Excess tax benefits from stock-based compensation arrangements	(19)	(432)	(377)
Decrease (increase) in trading securities, net		27,332	(26,864)
(Increase) decrease in other assets	(28,389)	(3,071)	3,523
Increase (decrease) in other liabilities	122	(4,386)	(8,999)
Equity in undistributed net (income) loss of subsidiaries	(78,356)	(70,903)	22,155
Net Cash Provided by (Used for) Operating Activities	(26,093)	6,599	78,336
Capital contributions to subsidiaries	(22,361)	(194,524)	(203,775)
Other investing activity, net	440	(808)	20,086
Net Cash Used for Investing Activities	(21,921)	(195,332)	(183,689)
Increase (decrease) in notes payable and other borrowings, net	36,337	43,331
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	19	432	377
Repayment of Series B preferred stock		(250,000)
Net proceeds from issuance of prepaid common stock purchase contracts		179,316
Issuance of common stock in a public offering		315,108
Issuance of common shares resulting from exercise of stock options, employee stock purchase plan and conversion of common stock warrants	3,586	3,956	4,912
Dividends paid	(10,344)	(22,776)	(21,783)
Treasury stock purchases	(112)	(218)	(443)
Net Cash Provided by (Used for) Financing Activities	14,486	259,149	(26,937)
Net (Decrease) Increase in Cash and Cash Equivalents	(33,528)	70,416	(132,290)
Cash and Cash Equivalents at Beginning of Period	127,803	57,387	189,677
Cash and Cash Equivalents at End of Period	$ 94,275	$ 127,803	$ 57,387

Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net income	$ 19,221	$ 30,202	$ 11,750	$ 16,402	$ 14,205	$ 20,098	$ 13,009	$ 16,017	$ 77,575	$ 63,329	$ 73,069
Less: Preferred stock dividends and discount accretion	1,032	1,032	1,033	1,031	4,814	4,943	4,943	4,943	4,128	19,643	19,556
Less: Non-cash deemed preferred stock dividend					11,361					11,361
Net income applicable to common shares - Basic	18,189	29,170	10,717	15,371	(1,970)	15,155	8,066	11,074	73,447	32,325	53,513
Add: Dividends on convertible preferred stock											4,000
Net income applicable to common shares - Diluted									$ 73,447	$ 32,325	$ 57,513
Weighted average common shares outstanding									35,355	30,057	24,010
Effect of dilutive potential common shares									8,636	1,513	2,335
Weighted average common shares and effect of dilutive potential common shares									43,991	31,570	26,345
Net income per common share - Basic	$ 0.51	$ 0.82	$ 0.31	$ 0.44	$ (0.06)	$ 0.49	$ 0.26	$ 0.43	$ 2.08	$ 1.08	$ 2.23
Net income per common share - Diluted	$ 0.41	$ 0.65	$ 0.25	$ 0.36	$ (0.06)	$ 0.47	$ 0.25	$ 0.41	$ 1.67	$ 1.02	$ 2.18

Quarterly Financial Summary (Summary Of Quarterly Financial Information) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income	$ 157,617,000	$ 154,951,000	$ 145,445,000	$ 147,780,000	$ 153,962,000	$ 147,401,000	$ 149,248,000	$ 142,496,000	$ 605,793,000	$ 593,107,000	$ 527,614,000
Interest expense	32,970,000	36,541,000	36,739,000	38,166,000	41,285,000	44,421,000	44,934,000	46,631,000	144,416,000	177,271,000	215,738,000
Net interest income	124,647,000	118,410,000	108,706,000	109,614,000	112,677,000	102,980,000	104,314,000	95,865,000	461,377,000	415,836,000	311,876,000
Provision for credit losses	18,817,000	29,290,000	29,187,000	25,344,000	28,795,000	25,528,000	41,297,000	29,044,000	102,638,000	124,664,000	167,932,000
Net interest income after provision for credit losses	105,830,000	89,120,000	79,519,000	84,270,000	83,882,000	77,452,000	63,017,000	66,821,000	358,739,000	291,172,000	143,944,000
Non-interest income, excluding net securities gains	44,603,000	67,022,000	35,500,000	40,781,000	44,302,000	45,421,000	50,390,000	42,215,000
Net securities gains	309,000	225,000	1,152,000	106,000	159,000	9,235,000	46,000	392,000	1,792,000	9,832,000	(268,000)
Non-interest expense	118,768,000	106,321,000	97,206,000	98,109,000	106,201,000	99,723,000	92,663,000	83,938,000	420,404,000	382,525,000	344,087,000
Income before taxes	31,974,000	50,046,000	18,965,000	27,048,000	22,142,000	32,385,000	20,790,000	25,490,000	128,033,000	100,807,000	117,504,000
Income tax expense	12,753,000	19,844,000	7,215,000	10,646,000	7,937,000	12,287,000	7,781,000	9,473,000	50,458,000	37,478,000	44,435,000
Net income	19,221,000	30,202,000	11,750,000	16,402,000	14,205,000	20,098,000	13,009,000	16,017,000	77,575,000	63,329,000	73,069,000
Preferred stock dividends and discount accretion	1,032,000	1,032,000	1,033,000	1,031,000	4,814,000	4,943,000	4,943,000	4,943,000	4,128,000	19,643,000	19,556,000
Non-cash deemed preferred stock dividend					11,361,000					11,361,000
Net income applicable to common shares	18,189,000	29,170,000	10,717,000	15,371,000	(1,970,000)	15,155,000	8,066,000	11,074,000	73,447,000	32,325,000	53,513,000
Net income (loss) per common share - Basic	$ 0.51	$ 0.82	$ 0.31	$ 0.44	$ (0.06)	$ 0.49	$ 0.26	$ 0.43	$ 2.08	$ 1.08	$ 2.23
Net income (loss) per common share - Diluted	$ 0.41	$ 0.65	$ 0.25	$ 0.36	$ (0.06)	$ 0.47	$ 0.25	$ 0.41	$ 1.67	$ 1.02	$ 2.18
Cash dividends declared per common share		$ 0.09		$ 0.09		$ 0.09		$ 0.09	$ 0.18	$ 0.18	$ 0.27
Parent Company [Member]
Interest expense									21,342,000	18,667,000	19,139,000
Provision for credit losses									608,000	905,000
Net securities gains									164,000	57,000	(1,210,000)
Income before taxes									(17,354,000)	(16,571,000)	93,983,000
Income tax expense									16,573,000	8,997,000	1,241,000
Net income									$ 77,575,000	$ 63,329,000	$ 73,069,000

Subsequent Events (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 13, 2012 Old Plank Trail Community Bank [Member]	Jan. 13, 2012 Chicago Trust Company [Member]	Feb. 10, 2012 Barrington Bank [Member]	Feb. 10, 2012 Barrington Bank [Member]	Dec. 31, 2011 Barrington Bank [Member]	Feb. 14, 2012 Lake Forest Bank [Member]	Feb. 14, 2012 Originated On Annual Basis [Member] Lake Forest Bank [Member]	Feb. 14, 2012 Approximate Balance Outstanding [Member] Lake Forest Bank [Member]
Subsequent Event [Line Items]
Date of acquisition agreement				January 13, 2012	January 13, 2012		February 10, 2012		February 14, 2012
Deposits acquired				$ 50,000,000				$ 89,000,000
Loans acquired				4,000,000
Assets under administration					160,000,000
Total assets	15,893,808,000	13,980,156,000	12,215,620,000					94,000,000
Charter National's assets discount rate						4.10%
Premium finance receivables	$ 10,685,332,000	$ 9,506,870,000								$ 600,000,000	$ 230,000,000